     As filed with the Securities and Exchange Commission on April 24, 2003


                       Registration No. 333-61654/811-8878

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-6
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         PRE-EFFECTIVE AMENDMENT NO.                    ( )
                                      ----


                       POST-EFFECTIVE AMENDMENT NO. 3                   (X)

                                      ----
                                     and/or
                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940

                               Amendment No. 4                          (X)

                        (Check appropriate box or boxes)


                            TFLIC SERIES LIFE ACCOUNT

                           (Exact Name of Registrant)


                  TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

                               (Name of Depositor)
                              4 Manhattanville Road
                            Purchase, New York 10577
              (Address of Depositor's Principal Executive Offices)
                    (Zip Code) Depositor's Telephone Number,
                              including Area Code:
                                 (727) 299-1531

                             Thomas E. Pierpan, Esq.
                               Assistant Secretary

                  Transamerica Financial Life Insurance Company

                                  P.O. Box 9054
                            Clearwater, FL 33758-9054
                     (Name and Address of Agent for Service)

                                    Copy to:

                          Mary Jane Wilson-Bilik, Esq.
                         Sutherland Asbill & Brennan LLP
                         1275 Pennsylvania Avenue, N.W.
                           Washington, D.C. 20004-2415

Approximate Date of Proposed Public Offering:   May 1, 2003


It is proposed that this filing will become effective (check appropriate box):

      immediately upon filing pursuant to paragraph (b)
-----
  X  on    May 1, 2003   , pursuant to paragraph (b)
-----
       60 days after filing pursuant to paragraph (a)(1)
------
       on     (date)     , pursuant to paragraph (a)(1)
------

If appropriate, check the following box:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

P R O S P E C T U S
MAY 1, 2003



                          TFLIC FREEDOM ELITE BUILDER(SM)

                                 ISSUED THROUGH

                            TFLIC SERIES LIFE ACCOUNT

                                       BY

                  TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

                             ADMINISTRATIVE OFFICE:
                                  P.O. Box 9054
                         Clearwater, Florida 33758-9054
                                 1-800-322-7353
                                 (727) 299-1531
        PLEASE SEND ALL PREMIUM PAYMENTS, LOAN REPAYMENTS, CORRESPONDENCE
                 AND NOTICES TO THE ADMINISTRATIVE OFFICE ONLY.
                                  HOME OFFICE:
                              4 Manhattanville Road
                            Purchase, New York 10577

          AN INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY


This prospectus describes the TFLIC Freedom Elite Builder(SM), a flexible premium variable life insurance policy (the "Policy"). You can allocate your Policy's cash value to the fixed account (which credits a specified guaranteed interest rate) and/or to the TFLIC Series Life Account, which invests through its subaccounts in portfolios of the AEGON/Transamerica Series Fund, Inc. - Initial Class (the "Series Fund"), Fidelity Variable Insurance Products Funds - Service Class 2 (VIP) (the "VIP Funds") and the Access Variable Insurance Trust ("AVIT")(collectively, the "funds").


The portfolios of the Series Fund available to you under this Policy are:

[  ]  Munder Net50                                                      [  ] Dreyfus Mid Cap
[  ]  Van Kampen Emerging Growth                                        [  ] PBHG/NWQ Value Select
[  ]  T. Rowe Price Small Cap                                           [  ] PBHG Mid Cap Growth
[  ]  Transamerica U.S. Government Securities                           [  ] T. Rowe Price Equity Income
[  ]  Alger Aggressive Growth                                           [  ] Transamerica Value Balanced
[  ]  Third Avenue Value                                                [  ] American Century International
[  ]  LKCM Strategic Total Return                                       [  ] Great Companies--Global2
[  ]  Clarion Real Estate Securities                                    [  ] Great Companies--Technology(SM)
[  ]  Federated Growth & Income                                         [  ] Janus Growth
[  ]  AEGON Bond                                                        [  ] Janus Global
[  ]  Transamerica Money Market                                         [  ] Janus Balanced
[  ]  Marsico Growth (formerly, Goldman Sachs Growth)                   [  ] PIMCO Total Return
[  ]  Transamerica Equity                                               [  ] Asset Allocation - Conservative Portfolio (formerly,
[  ]  GE U.S. Equity                                                             Conservative Asset Allocation)
[  ]  Transamerica Growth Opportunities                                 [  ] Asset Allocation - Moderate Portfolio (formerly,
[  ]  Great Companies--America(SM)                                               Moderate Asset Allocation)
[  ]  Transamerica Convertible Securities                               [  ] Asset Allocation - Moderate Growth Portfolio (formerly,
[  ]  Salomon All Cap                                                            Moderately Aggressive Asset Allocation)
[  ]  J.P. Morgan Enhanced Index                                        [  ] Asset Allocation - Growth Portfolio (formerly,
[  ]  Capital Guardian Value                                                     Aggressive Asset Allocation)
[  ]  Capital Guardian U.S. Equity                                       [  ] MFS High Yield


The portfolios of the VIP Funds available to you under this Policy are:

[ ] VIP Equity-Income Portfolio* [ ] VIP Contrafund(R) Portfolio* [ ] VIP Growth Opportunities Portfolio*

* Effective May 1, 2003, this portfolio is no longer available for sale to new investors.

The portfolios of the AVIT available to you under this Policy are:

[  ] Potomac Dow 30 Plus Portfolio     [ ] Potomac OTC Plus Portfolio
[  ] Wells S&P REIT Index Portfolio    [ ] Access U.S. Government Money
                                             Market Portfolio

If you already own a life insurance policy, it may not be to your advantage to buy additional insurance or to replace your Policy with the Policy described in this prospectus. And it may not be to your advantage to borrow money to purchase this Policy or to take withdrawals from another Policy you own to make premium payments under this Policy.


Prospectuses for the portfolios of the funds must accompany this prospectus. Certain portfolios may not be available. Please read these documents before investing and save them for future reference.

An investment in this Policy is not a bank deposit. The Policy is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
        THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
           ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS
===============================================================================


Policy Benefits/Risks Summary......................................................................................      1
    Policy Benefits................................................................................................      1
       The Policy in General.......................................................................................      1
       Flexible Premiums...........................................................................................      1
       Variable Death Benefit......................................................................................      1
       No Lapse Guarantee..........................................................................................      2
       Cash Value..................................................................................................      2
       Transfers...................................................................................................      2
       Loans.......................................................................................................      2
       Cash Withdrawals and Surrenders.............................................................................      3

       Tax Benefits................................................................................................      3
    Policy Risks...................................................................................................      3
       Risk of an Increase in Current Fees and Expenses............................................................      3
       Investment Risks............................................................................................      3
       Risk of Lapse...............................................................................................      4
       Tax Risks (Income Tax and MEC)..............................................................................      4
       Loan Risks..................................................................................................      4
Portfolio Risks....................................................................................................      5
Fee Tables.........................................................................................................      5
       Range of Expenses for the Portfolios........................................................................     11
Transamerica, The Separate Account, the Fixed Account and the Portfolios...........................................     11
       Transamerica................................................................................................     11
       The Separate Account........................................................................................     11
       The Fixed Account...........................................................................................     12
       The Portfolios..............................................................................................     13
       Addition, Deletion, or Substitution of Investments..........................................................     17
       Your Right to Vote Portfolio Shares.........................................................................     18
Charges and Deductions.............................................................................................     18
       Premium Charge..............................................................................................     19
       Monthly Deduction...........................................................................................     19
       Mortality and Expense Risk Charge...........................................................................     21
       Surrender Charge............................................................................................     21
       Decrease Charge.............................................................................................     23
       Transfer Charge.............................................................................................     24
       Loan Interest Charge........................................................................................     24
       Cash Withdrawal Charge......................................................................................     24
       Taxes.......................................................................................................     24
       Portfolio Expenses..........................................................................................     25
The Policy.........................................................................................................     25
       Ownership Rights............................................................................................     25
       Modifying the Policy........................................................................................     25
       Purchasing a Policy.........................................................................................     26
       Tax-Free "Section 1035" Exchanges...........................................................................     26
       When Insurance Coverage Takes Effect........................................................................     26
       Backdating a Policy.........................................................................................     28
Policy Features....................................................................................................     28
    Premiums.......................................................................................................     28
       Allocating Premiums.........................................................................................     28
       Premium Flexibility.........................................................................................     29

             This Policy is available only in the State of New York.

       Planned Periodic Payments...................................................................................     29
       Minimum Monthly Guarantee Premium...........................................................................     29
       No Lapse Period.............................................................................................     30
       Premium Limitations.........................................................................................     30
       Making Premium Payments.....................................................................................     30
Transfers..........................................................................................................     31
       General.....................................................................................................     31
       Fixed Account Transfers.....................................................................................     32
       Conversion Rights...........................................................................................     33
       Reduced Paid-Up Benefit.....................................................................................     33
       Dollar Cost Averaging.......................................................................................     33
       Asset Rebalancing Program...................................................................................     34
       Third Party Asset Allocation Services.......................................................................     35
Policy Values......................................................................................................     35
       Cash Value..................................................................................................     35
       Net Surrender Value.........................................................................................     35
       Subaccount Value............................................................................................     35
       Subaccount Unit Value.......................................................................................     36
       Fixed Account Value.........................................................................................     36
Death Benefit......................................................................................................     37
       Death Benefit Proceeds......................................................................................     37
       Death Benefit...............................................................................................     37
       Effect of Cash Withdrawals on the Death Benefit.............................................................     39
       Choosing Death Benefit Options..............................................................................     39
       Changing the Death Benefit Option...........................................................................     39
       Increasing/Decreasing the Specified Amount..................................................................     40
       Payment Options.............................................................................................     41
Surrenders and Cash Withdrawals....................................................................................     41
       Surrenders..................................................................................................     41
       Cash Withdrawals............................................................................................     41
       Canceling a Policy..........................................................................................     42
Loans    ..........................................................................................................     42
       General.....................................................................................................     42
       Interest Rate Charged.......................................................................................     43
       Loan Reserve Interest Rate Credited.........................................................................     43
       Effect of Policy Loans......................................................................................     43
Policy Lapse and Reinstatement.....................................................................................     44
       Lapse.......................................................................................................     44
       No Lapse Period.............................................................................................     44
       Reinstatement...............................................................................................     45
Federal Income Tax Considerations..................................................................................     45
       Tax Status of the Policy....................................................................................     45
       Tax Treatment of Policy Benefits............................................................................     46
Other Policy Information...........................................................................................     48
       Benefits at Maturity........................................................................................     48
       Payments We Make............................................................................................     48
       Split Dollar Arrangements...................................................................................     49
       Policy Termination..........................................................................................     49
Supplemental Benefits (Riders).....................................................................................     50
       Children's Insurance Rider..................................................................................     50
       Accidental Death Benefit Rider..............................................................................     50
       Other Insured Rider.........................................................................................     50
       Primary Insured Rider ("PIR") ..............................................................................     51

       Terminal Illness Accelerated Death Benefit Rider............................................................     52
Additional Information.............................................................................................     52
       Sale of the Policies........................................................................................     52
       Legal Proceedings...........................................................................................     53
       Financial Statements........................................................................................     53
Performance Data...................................................................................................     53
       Rates of Return.............................................................................................     53
       Net Investment Return of the Separate Account...............................................................     56
Table of Contents of the Statement of Additional Information.......................................................     57

Glossary ..........................................................................................................     59
Appendix A - Surrender Charge Per Thousand (Based on the gender and rate class of the insured).....................     63
Prospectus Back Cover..............................................................................................     65
       Personalized Illustrations of Policy Benefits...............................................................     65

       Inquiries...................................................................................................     65

POLICY BENEFITS/RISKS SUMMARY                    TFLIC FREEDOM ELITE BUILDER(R)
===============================================================================


         This summary describes the Policy's important benefits and risks. More detailed information about the Policy appears later in this prospectus and in the Statement of Additional Information ("SAI"). For your convenience, we have provided a Glossary at the end of this prospectus that defines certain words and phrases used in this prospectus.

POLICY BENEFITS
===============================================================================

THE POLICY IN GENERAL


- The TFLIC Freedom Elite Builder(SM) is an individual flexible premium variable life insurance policy. The Policy gives you the potential for long-term life insurance coverage with the opportunity for tax-deferred cash value accumulation. The Policy's cash value will increase or decrease depending on the investment performance of the subaccounts, the premiums you pay, the fees and charges we deduct, the interest we credit to the fixed account, and the effects of any Policy transactions (such as transfers, loans and partial withdrawals).
- The Policy is designed to be long-term in nature in order to provide significant life insurance benefits for you. However, purchasing this Policy involves certain risks. You should purchase the Policy only if you have the financial ability to keep it in force for a substantial period of time. You should consider the Policy in conjunction with other insurance you own. THE POLICY IS NOT SUITABLE AS A SHORT-TERM SAVINGS VEHICLE. There may be adverse consequences should you decide to surrender your Policy early, such as payment of a surrender charge that applies during the first 15 Policy years.


- Fixed Account. You may place money in the fixed account where it earns at least 3% annual interest. We may declare higher rates of interest, but are not obligated to do so. The fixed account is part of our general account.
- Separate Account. You may direct the money in your Policy to any of the subaccounts of the separate account. Each subaccount invests exclusively in one of the portfolios listed on the cover of this prospectus. Money you place in a subaccount is subject to investment risk and its value will vary each day according to the investment performance of the portfolios in which the subaccounts invest.
- Supplemental Benefits (Riders). Supplemental riders are available under the Policy. We deduct charges for these riders from cash value as part of the monthly deduction.

FLEXIBLE PREMIUMS

- You select a premium payment plan but the plan is flexible - you are not required to pay premiums according to the plan. You can change the frequency and amount, within limits, and can skip premium payments. Unplanned premiums may be made, within limits. Premium payments must be at least $50.
- You increase your risk of lapse if you do not regularly pay premiums at least as large as the current minimum monthly guarantee premium. Under certain circumstances, extra premiums may be required to prevent lapse.
- Once we deliver your Policy, the FREE-LOOK PERIOD begins. You may return the Policy during this period and receive a refund. We will place your net premium in the reallocation account until the reallocation date as shown on your Policy schedule page.

VARIABLE DEATH BENEFIT

- If the insured dies while the Policy is in force, we will pay a death benefit to the beneficiary(ies). The amount of the death benefit depends on the specified amount of insurance you select, the death benefit option you chose, and any additional insurance provided by riders you purchase.
- CHOICE AMONG DEATH BENEFIT OPTIONS. You must choose one of three death benefit options. We offer the following:

         -        Option A is the greater of:
                  -> the current specified amount, or
                  -> a specified percentage, multiplied by the Policy's
                     cash value on the date of the insured's death.
         -        Option B is the greater of:
                  -> the current specified amount, plus the Policy's cash value on the date of the insured's death, or
                  -> a specified percentage, multiplied by the Policy's cash value on the date of the insured's death.

         -        Option C is the greater of:
                  -> the amount payable under Option A, or -> the current specified amount, multiplied by an age-based
                     "factor," plus the Policy's cash value on the date of the insured's death.

We will reduce the death benefit proceeds by any outstanding loan amount, including accrued interest, and any due and unpaid charges. We will increase the death benefit proceeds by any additional insurance benefits you add by rider.


We offer four (4) bands of specified amount coverage under this Policy. Each band has its own cost of insurance rates. In general, the greater the specified amount of your Policy, the lower the cost of insurance rates.


- Under current tax law, the death benefit should generally be U.S. federal income tax free to the beneficiary. Other taxes, such as estate taxes, may apply.

- CHANGE IN DEATH BENEFIT OPTION AND SPECIFIED AMOUNT. After the third Policy year and once each Policy year thereafter, you may make one of the following changes: change the death benefit option or increase or decrease the specified amount. Until the later of the end of the surrender charge period or attained age 65, we may limit the amount of the decrease to no more than 20% of the then current specified amount. The new specified amount cannot be less than the minimum specified amount as shown in your Policy.

NO LAPSE GUARANTEE

- We guarantee that your Policy will not lapse until the no lapse date shown on your Policy schedule page, so long as on any Monthiversary you have paid total premiums (MINUS any cash withdrawals, MINUS any outstanding loan amount, MINUS any accrued loan interest, and MINUS any decrease charge) that equal or exceed the sum of the minimum monthly guarantee premiums in effect for each month since the Policy date up to and including the current month. If you take a cash withdrawal or a loan, or if you increase or decrease your specified amount or if you add, increase or decrease a rider, you may need to pay additional premiums in order to keep the no lapse guarantee in place.

CASH VALUE

- Cash value is the starting point for calculating important values under the Policy, such as net surrender value and the death benefit. There is no guaranteed minimum cash value. The Policy may lapse if you do not have sufficient cash value in the Policy to pay the monthly deductions, the surrender charge and/or any outstanding loan amount(s) and accrued loan interest.


- The Policy will not lapse during the no lapse period so long as you have paid sufficient premiums.

TRANSFERS

- You can transfer cash value among the subaccounts and the fixed account. You may make transfers in writing, by telephone, by fax or electronically through our website.
- We charge a $25 transfer processing fee for each transfer after the first 12 transfers in a Policy year. o Dollar cost averaging and asset rebalancing programs are available.
- You may make one transfer per Policy year from the fixed account, and we must receive at our administrative office your request to transfer from the fixed account within 30 days after a Policy anniversary unless you select dollar cost averaging from the fixed account.


- Transfers between any AVIT subaccount and any Series Fund subaccount will be processed only if you send us a written request through standard United States Postal delivery, with an original signature authorizing each transfer.


LOANS

- After the first Policy year (as long as your Policy is in force), you may take a loan against the Policy up to 90% of the net surrender value. We may permit a loan prior to the first anniversary for Policies issued pursuant to 1035 Exchanges. The minimum loan amount is generally $500.

- Prior to the 10th Policy year, we currently charge 3.75% interest annually, payable in arrears, on any outstanding loan amount. This charge is guaranteed not to exceed 4.0%. Interest not paid when due is added to the amount of the loan to be repaid.
- To secure the loan, we transfer an amount equal to your loan from your cash value to a loan reserve account. The loan reserve account is part of the fixed account. We will credit 3.0% interest annually on amounts in the loan reserve account.
- After the 10th Policy year, you may borrow at preferred loan rates an amount equal to the cash value MINUS total premiums paid (reduced by any cash withdrawals), MINUS any outstanding loan amount and MINUS any accrued loan interest. We currently charge 3.0% interest on preferred loans. THIS RATE IS NOT GUARANTEED.


- Federal income taxes and a penalty tax may apply to loans you take against the Policy. The federal tax consequence of loans with preferred rates is uncertain and may have adverse tax consequences.


CASH WITHDRAWALS AND SURRENDERS

- You may take one withdrawal of cash value per Policy year after the first Policy year. The amount of the withdrawal may be limited to:

          ->   at least $500; and
          ->   no more than 10% of the net surrender value.
          ->   after the 10th Policy year, the amount of a withdrawal may be limited to no less than $500 and to no more than the net surrender value less $500.

- We will deduct a processing fee equal to $25 or 2% of the amount you withdraw (whichever is less) from the withdrawal, and we will pay you the balance.

- A cash withdrawal will reduce the death benefit by at least the amount of the withdrawal. We will not impose a decrease charge when the specified amount is decreased as a result of taking a cash withdrawal.


- You may fully surrender the Policy at any time before the insured's death or the maturity date. Life insurance coverage will end. You will receive the net surrender value (cash value MINUS surrender charge and MINUS any outstanding loan amount MINUS any accrued loan interest). The surrender charge will apply during the first 15 Policy years or during the 15 years following any increase in specified amount. THE SURRENDER CHARGE MAY BE SIGNIFICANT. You may receive little or no net surrender value if you surrender you Policy in the early Policy years.


- A cash withdrawal will reduce the cash value, so it will increase the risk that the Policy will lapse. A cash withdrawal may also increase the risk that the no lapse guarantee will not remain in effect.

- Federal income taxes and a penalty tax may apply to cash withdrawals and surrenders.

TAX BENEFITS


         We intend for the Policy to satisfy the definition of life insurance under the Internal Revenue Code so that the death benefit generally should be excludible from the taxable income of the beneficiary. In addition, if the Policy is a Modified Endowment Contract ("MEC"), you should not be deemed to be in receipt of any taxable gains on cash value until you take a withdrawal, borrow against or pledge the Policy, surrender the Policy, or we pay the maturity benefit. Moreover, transfers between the subaccounts are not taxable transactions.


POLICY RISKS
===============================================================================

RISK OF AN INCREASE IN CURRENT FEES AND EXPENSES


         Certain fees and expenses currently are assessed at less than their guaranteed maximum levels. In the future, we may increase these current charges up to the guaranteed (that is, maximum) levels. If fees and expenses are increased, you may need to increase the amount and/or frequency of premiums to keep the Policy in force.


INVESTMENT RISKS


         If you invest your Policy's cash value in one or more subaccounts, then you will be subject to the risk that investment performance of the subaccounts will be unfavorable and that the cash value in your Policy will decrease. In addition, we deduct Policy fees and charges from your cash value, which can significantly reduce your cash value. During times of poor investment performance, this deduction will have an even greater impact on your cash value. You could lose everything you invest and your Policy could lapse without value, unless you pay additional premiums. If you allocate premiums to the fixed account, then we credit your fixed account value with a declared rate of interest. You assume the risk that the interest rate on the fixed account may decrease, although it will never be lower than a guaranteed minimum annual effective rate of 3%.


RISK OF LAPSE

         If your Policy fails to meet certain conditions, we will notify you that the Policy has entered a 61-day grace period and will lapse without value unless you make a sufficient payment during the grace period.

         Your Policy contains a no lapse period. Your Policy will not lapse before the no lapse date stated in your Policy, as long as you pay sufficient minimum guarantee premiums. If you do not pay sufficient premiums, you will automatically lose the no lapse guarantee and you will increase the risk that your Policy will lapse.

         If you take a cash withdrawal or Policy loan, if you increase or decrease the specified amount, or if you add, increase or decrease a rider, you will increase the risk of losing the no lapse guarantee. We deduct the total amount of your withdrawals, any outstanding loan amount, including accrued loan interest, and any decrease charge from your premiums paid when we determine whether your premium payments are high enough to keep the no lapse period in effect.

         You will lessen the risk of Policy lapse if you keep the no lapse period in effect. Before you take a cash withdrawal, loan, increase or decrease the specified amount or add, increase or decrease a rider, you should consider carefully the effect it will have on the no lapse guarantee.

         After the no lapse period, your Policy may lapse if loans, cash withdrawals, the monthly deductions, and insufficient investment returns reduce the net surrender value to zero. The Policy will enter a grace period if on any Monthiversary the net surrender value (that is, the cash value minus the surrender charge, and minus any outstanding loan amount and accrued loan interest) is not enough to pay the monthly deduction due.

         A Policy lapse may have adverse tax consequences.

         You may reinstate this Policy within three years after it has lapsed (and prior to the maturity date), if the insured meets the insurability requirements and you pay the amount we require.

TAX RISKS (INCOME TAX AND MEC)


         We expect that the Policy will generally be deemed a life insurance contract under federal tax law, and that the death benefit paid to the beneficiary will generally not be subject to federal income tax.

         Depending on the total amount of premiums you pay, the Policy may be treated as a modified endowment contract ("MEC") under federal tax laws. If a Policy is treated as a MEC, partial withdrawals, surrenders, pledges and loans will be taxable as ordinary income to the extent there are earnings in the Policy. In addition, a 10% penalty tax may be imposed on the taxable portion of cash withdrawals, surrenders, pledges and loans taken before you reach age 59 1/2. If a Policy is not treated as a MEC, partial surrenders and withdrawals will not be subject to tax to the extent of your investment in the Policy. Amounts in excess of your investment in the Policy, while subject to tax as ordinary income, will not be subject to a 10% penalty tax. You should consult a qualified tax advisor for assistance in all tax matters involving your Policy.


LOAN RISKS

         A Policy loan, whether or not repaid, will affect cash value over time because we subtract the amount of the loan from the subaccounts and the fixed account and place that amount in the loan reserve as collateral. We then credit a fixed interest rate of 3.0% to the loan collateral. As a result, the loan collateral does not participate in the investment results of the subaccounts and may not continue to receive the current interest rates credited to the unloaned portion of the fixed account. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the investment results of the subaccounts and the interest rates credited to the fixed account, the effect could be favorable or unfavorable.

         We also currently charge interest on Policy loans at a rate of 3.75%, payable in arrears. This charge will not exceed 4.0%. Interest is added to the amount of the loan to be repaid.

         A Policy loan could make it more likely that a Policy would lapse. A Policy loan will increase the risk that the no lapse period will not remain in effect. There is also a risk that if the loan, insurance charges and unfavorable investment experience reduce your net surrender value and the no lapse period is no longer in effect, then the Policy will lapse. Adverse tax consequences may result.


         If a loan from a Policy is outstanding when the Policy is surrendered or lapses, or if a loan is taken out and the Policy is a MEC or becomes a MEC within two years of taking the loan, then the amount of the outstanding indebtedness will be taxed as if it were a withdrawal from the Policy. Moreover, the tax treatment of loans with preferred rates is uncertain.


PORTFOLIO RISKS
===============================================================================

         A comprehensive discussion of the risks of each portfolio may be found in each portfolio's prospectus. Please refer to the prospectuses for the portfolios for more information.

         There is no assurance that any of the portfolios will achieve its stated investment objective.

FEE TABLES
================================================================================

         The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Policy. If the amount of a charge depends on the personal characteristics of the insured or the owner, then the fee table lists the minimum and maximum charges we assess under the Policy, and the fees and charges of a typical policyowner with the characteristics set forth below. These charges may not be typical of the charges you will pay.

         The first table describes the fees and expenses that you will pay when buying the Policy, paying premiums, making cash withdrawals from the Policy, surrendering the Policy or transferring Policy cash value among the subaccounts and the fixed account.


----------------------------------------------------------------------------------------------------------------------
                                                  TRANSACTION FEES
----------------------------------------------------------------------------------------------------------------------
                                                                            AMOUNT DEDUCTED
            CHARGE              WHEN CHARGE IS DEDUCTED         GUARANTEED                         CURRENT
                                                                    CHARGE                         CHARGE
------------------------------- ------------------------ ----------------------------- -------------------------------
PREMIUM CHARGES:                 Upon payment of each    As % of premium payment        As % of premium payment
                                      premium            -    First 10 Policy           -   First 10 Policy
  Premium Expense Charge                                      years: 6.0% on Policy         years: 6.0% on Policy
                                                              with a specified              with a specified amount
                                                              amount of less than           of less than $250,000;
                                                              $250,000; and 4.0% on         and 4.0% on Policy with a
                                                              Policy with a                 specified amount of
                                                              specified amount of           $250,000 - $499,999
                                                              $250,000 - $499,999

                                                         -    Policy year 11+:          -   Policy year 11+:
                                                              2.5% on Policy with           2.5% on Policy with
                                                              specified amount up           specified amount up to
                                                              to $499,999                   $499,999

                                                          -   Never a charge on         -   Never a charge on Policy with a
                                                              Policy with a                 specified amount of $500,000 or
                                                              specified amount of           more
                                                              $500,000 or more

----------------------------------------------------------------------------------------------------------------------
                                                  TRANSACTION FEES
----------------------------------------------------------------------------------------------------------------------
                                                                               AMOUNT DEDUCTED
            CHARGE              WHEN CHARGE IS DEDUCTED         GUARANTEED                                  CURRENT
                                                                  CHARGE                                     CHARGE
------------------------------- ------------------------ -------------------------------------------------------------
CASH WITHDRAWAL CHARGE(1)          Upon withdrawal           2.0% of the amount       2.0% of the amount withdrawn,
                                                           withdrawn, not to exceed          not to exceed $25
                                                                     $25
----------------------------------------------------------------------------------------------------------------------
SURRENDER CHARGE(2)            Upon full surrender of
                                 the Policy during the
                                 first 15 Policy years
                                 or during the first 15
                               Policy from the date
                                 of any increase in the
                                 specified amount
    -    Minimum Charge(3)                            $7.68 per $1,000 of              $7.68 per $1,000 of specified
                                                         specified amount during         amount during the first Policy
                                                         the first Policy year.          year.

                                                      $57.00 per $1,000 of             $57.00 per $1,000 of specified
                                                         specified amount during the     amount during the first
    -    Maximum Charge(4)                               first Policy year.              Policy year.

    -    Initial charge for a                         $12.52 per $1,000 of             $12.52 per $1,000 of specified
         male insured, issue                             specified amount during the     amount during the
         age 30, in the                                  first Policy year.              first Policy year.
         ultimate select
         non-tobacco use class
----------------------------------------------------------------------------------------------------------------------
TRANSFER CHARGE(5)                   Upon transfer         $25 for each transfer in       $25 for each transfer in
                                                         excess of 12 per Policy year   excess of 12 per Policy year

------------------------
(1) When we incur the expense of expedited delivery of your partial withdrawal or complete surrender payment, we will assess the following charges: $20 for overnight delivery ($30 for Saturday delivery); and $25 for wire service.

(2) The surrender charge will vary based on the issue age, gender and underwriting class of the insured on the Policy date and at the time of any increase in the specified amount. Each increase in specified amount will have its own 15 year surrender charge period starting on the date of the increase and surrender charges that are based upon the insured's age, gender and underwriting class at the time of the increase. The surrender charge for each segment of specified amount is calculated as the surrender charge per $1,000 of specified amount in that segment multiplied by the surrender charge factor. The surrender charge factor on a Policy where the insured's age on the Policy date (or age at time of any specified amount increase) is less than 35 will be 1.00 for the first 5 Policy years and then decrease by 0.10 each Policy year until it reaches zero at the end of the 15th Policy year after the Policy date (or date of any specified amount increase). For a Policy where the age on the Policy date (or at time of any specified amount increase) is greater than 34, the surrender charge factor is lower and decreases until it reaches zero at the end of the 15th Policy year after the Policy date (or date of any specified amount increase). The surrender charge shown in the table may not be typical of the charges you will pay. More detailed information about the surrender charges applicable to you is available from your agent.

(3) This minimum surrender charge is based on an insured with the following characteristics: female, issue age 4, in the juvenile underwriting class. This minimum charge may also apply to insureds with other characteristics.

(4) This maximum surrender charge is based on an insured with the following characteristics: male, issue age 85, in the standard tobacco use underwriting class. This maximum charge may also apply to insureds with other characteristics.

(5)  The first 12 transfers per Policy year are free.

----------------------------------------------------------------------------------------------------------------------
                                                  TRANSACTION FEES
----------------------------------------------------------------------------------------------------------------------
                                                                               AMOUNT DEDUCTED
            CHARGE              WHEN CHARGE IS DEDUCTED         GUARANTEED                        CURRENT
                                                                  CHARGE                           CHARGE
------------------------------- ------------------------ -------------------------------------------------------------
DECREASE CHARGE                      Deducted when          Equal to the surrender     Equal to the surrender charge
                                  specified amount is     charge (as of the date of        (as of the date of the
                                 decreased during the    the decrease) applicable to    decrease) applicable to that
                                 first 15 Policy years       that portion of the        portion of the segment(s) of
                                or during the 15 years   segment(s) of the specified    the specified amount that is
                                following any increase    amount that is decreased.              decreased.
                                  in specified amount

         The table below describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including portfolio fees and expenses.

----------------------------------------------------------------------------------------------------------------------
                              PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES
----------------------------------------------------------------------------------------------------------------------
                                                                          AMOUNT DEDUCTED
            CHARGE              WHEN CHARGE IS DEDUCTED         GUARANTEED                   CURRENT
                                                                  CHARGE                     CHARGE
------------------------------- ------------------------ -------------------------------------------------------------
MONTHLY POLICY CHARGE            Monthly on the Policy        $7.50 per month              $5.00 per month
                                   date and on each
                                     Monthiversary
----------------------------------------------------------------------------------------------------------------------
COST OF INSURANCE(6)             Monthly on the Policy
(WITHOUT EXTRA RATINGS)(8)         date and on each
                                  Monthiversary until
                                  the insured reaches
                                        age 100
     -   Minimum  Charge(8)                              $.06 per $1,000 of net          $.05 per $1,000 of net amount
                                                         amount at risk per month(9)     at risk per month(9)

     -   Maximum Charge(10)                              $83.33 per $1,000 of net        $60.21 per $1,000 of net
                                                         amount at risk per month(9)     amount at risk per month(9)

----------------

(6) Cost of insurance charges are based on the insured's issue age, gender, underwriting class, specified amount, Policy year, and the net amount at risk. Cost of insurance rates generally will increase each year with the age of the insured. Cost of insurance rates are generally lower for each higher band of specified amount. For example, band 2 (face amounts $250,000
     - $499,999) generally has lower cost of insurance rates than those of band 1 (face amounts less than $250,000). The cost of insurance rates shown in the table may not be representative of the charges you will pay. Your Policy's schedule page will indicate the guaranteed cost of insurance charges applicable to your Policy. You can obtain more detailed information concerning your cost of insurance charges by contacting your agent.

(7) We may place an insured in a sub-standard underwriting class with extra ratings that reflect higher mortality risks and that result in higher cost of insurance rates. If the insured possesses additional mortality risks, we may add a surcharge to the cost of insurance rates of up to $83.33 monthly per $1,000 of net amount at risk.

(8) This minimum charge is based on an insured with the following characteristics: female, age 10 at issue, juvenile class, with an initial face amount of $1,000,000 or higher (Band 4) and in the first Policy year. This minimum charge may also apply to insureds with other characteristics.

(9) The net amount at risk equals the death benefit on a Monthiversary, divided by 1.0024662, minus the cash value on such Monthiversary.

(10) This maximum charge is based on an insured with the following characteristics: male, age 85 at issue, standard tobacco class, with an initial face amount of less than $250,000 (Band 1) and in the 15th Policy year. This maximum charge may also apply to insureds with other characteristics.

----------------------------------------------------------------------------------------------------------------------
                              PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES
----------------------------------------------------------------------------------------------------------------------
                                                                          AMOUNT DEDUCTED
            CHARGE              WHEN CHARGE IS DEDUCTED         GUARANTEED                   CURRENT
                                                                  CHARGE                     CHARGE
------------------------------- ------------------------ -------------------------------------------------------------

COST OF INSURANCE
(CONTINUED)

   -     Initial Charge for a
         male insured, issue                          $.12 per $1,000 of net               $.12 per $1,000 of net amount
         age 30, in the                                  amount at risk per month(9)          at risk per month(9)
         ultimate select
         non-tobacco use
         class, band 1
----------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE
RISK CHARGE                              Daily           Annual rate of 0.90% for        Annual rate of 0.90% for
                                                         Policy years  1 - 15, and       Policy years 1- 15, and 0.30%
                                                         0.60% for Policy years 16+,     for Policy years 16+, of
                                                         of daily net assets of each     daily net assets of each
                                                         subaccount in which you are     subaccount in which you are
                                                         invested                        invested
-----------------------------------------------------------------------------------------------------------------------
LOAN INTEREST SPREAD(11)        On Policy anniversary    1.0% (effective annual        0.75% (effective annual rate)
                                    or earlier, as       rate)
                                    applicable(12)
-----------------------------------------------------------------------------------------------------------------------
OPTIONAL RIDER CHARGES:(13)
-----------------------------------------------------------------------------------------------------------------------
Accidental Death Benefit Rider   Monthly on the Policy
                                   date and on each
                                  Monthiversary until
                                  the insured reaches
                                        age 70
   -     Minimum Charge(14)                              $.10 per $1,000 of rider      $.10 per $1,000 of rider face
                                                         face amount per month         amount per month

   -     Maximum Charge(15)                              $.18 per $1,000 of rider      $.18 per $1,000 of rider face
                                                         face amount per month         amount per month

   -     Initial charge for a                            $.10 per $1,000 of rider      $.10 per $1,000 of rider face
         male insured, issue                             face amount per month         amount per month
         age 30

---------------

(11) The Loan Interest Spread is the difference between the amount of interest we charge you for a loan (currently, an effective annual rate of 3.75%, guaranteed not to exceed 4.0%) and the amount of interest we credit to your loan account (an effective annual rate of 3.0% guaranteed).

(12) While a Policy loan is outstanding, loan interest is payable in arrears on each Policy anniversary, or, if earlier, on the date of loan repayment, Policy lapse, surrender, Policy termination, or the insured's death.

(13) Optional Rider Cost of insurance charges are based on each insured's attained age, gender and rider face amount. The cost of insurance rates shown in the table may not be representative of the charges you will pay. Your Policy's schedule page will indicate the guaranteed cost of insurance charges applicable to your Policy. You can obtain more detailed information concerning your cost of insurance charges by contacting your agent.

(14) This minimum charge is based on an insured with the following characteristics: male, age 45 at issue and in the first Policy year. This minimum charge may also apply to insureds with other characteristics.

(15) This maximum charge is based on an insured with the following characteristics: male, age 50 at issue standard tobacco underwriting class and in the 20th Policy year. This maximum charge may also apply to insureds with other characteristics.


----------------------------------------------------------------------------------------------------------------------
                              PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES
----------------------------------------------------------------------------------------------------------------------
                                                                               AMOUNT DEDUCTED
            CHARGE              WHEN CHARGE IS DEDUCTED         GUARANTEED                               CURRENT
                                                                  CHARGE                                  CHARGE
------------------------------- ------------------------ ----------------------------- -------------------------------
     Children's Insurance        Monthly on the Policy   $.60 per $1,000 of rider      $.60 per $1,000 of rider face
     Rider(16)                     date and on each      face amount per month         amount per month
                                  Monthiversary until
                                  the youngest child
                                    reaches age 25
----------------------------------------------------------------------------------------------------------------------
Other Insured Rider(17)           Monthly on the Policy
(without Extra Ratings)(7)         date and on each
                                  Monthiversary until
                                  the insured reaches
                                        age 79
     -   Minimum Charge(18)                              $.06 per $1,000 of rider      $.06 per $1,000 of rider face
                                                         face amount per month         amount per month

     -   Maximum Charge(19)                              $8.83 per $1,000 of rider     $7.22 per $1,000 of rider
                                                         face amount per month         face amount per month

     -   Initial charge for a                            $.12 per $1,000 of rider      $.12 per $1,000 of rider face
         male insured, issue                             face amount per month         amount per month
         age 30, in the
         ultimate select
         non-tobacco use class

-------------------

(16) The charge for this rider is based on the rider face amount and does not vary.

(17) Rider cost of insurance charges are based on each insured's issue age, gender, underwriting class, Policy year, and the rider face amount. Cost of insurance rates generally will increase each year with the age of the insured. The cost of insurance rates shown in the table may not be representative of the charges you will pay. The rider will indicate the maximum guaranteed rider charges applicable to your Policy. You can obtain more information about these riders by contacting your agent.

(18) This minimum charge is based on an insured with the following characteristics: female, age 10 at issue, juvenile class and in the first Policy year. This minimum charge may also apply to insureds with other characteristics.

(19) This maximum charge is based on an insured with the following characteristics: male, age 70 at issue standard tobacco underwriting class and in the 9th Policy year. This maximum charge may also apply to insureds with other characteristics.


----------------------------------------------------------------------------------------------------------------------
                              PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES
----------------------------------------------------------------------------------------------------------------------
                                                                               AMOUNT DEDUCTED
            CHARGE              WHEN CHARGE IS DEDUCTED         GUARANTEED                     CURRENT
                                                                 CHARGE                        CHARGE
------------------------------- ------------------------ ----------------------------- -------------------------------
Primary Insured Rider(17)        Monthly on the Policy
(without Extra Ratings)(7)         date and on each
                                  Monthiversary until
                                  the insured reaches
                                        age 79
     -   Minimum Charge(18)                              $.06 per $1,000 of rider      $.05 per $1,000 of rider face
                                                         face amount per month         amount per month

     -   Maximum Charge(20)                              $8.83 per $1,000 of rider     $6.86 per $1,000 of rider
                                                         face amount per month         face amount per month

     -   Initial charge for a                            $.12 per $1,000 of rider      $.10 per $1,000 of rider face
         male insured, issue                             face amount per month         amount per month
         age 30, in the
         ultimate select
         non-tobacco use class
----------------------------------------------------------------------------------------------------------------------
         Terminal Illness       When rider is exercised
         Accelerated Death                                Discount Factor(21)               Discount Factor(21)
           Benefit Rider

-----------------------
(20) This maximum charge is based on an insured with the following characteristics: male, age 70 at issue standard tobacco underwriting class and in the 9th Policy year. This maximum charge may also apply to insureds with other characteristics.

(21) We do not assess an administrative charge for this rider; however, we do reduce the single sum benefit by a discount factor to compensate us for lost income due to the early payment of the death benefit.

RANGE OF EXPENSES FOR THE PORTFOLIOS(1, 2)


         The next table shows the minimum and maximum total operating expenses charged by the portfolios during the fiscal year ended December 31, 2002. Expenses of the portfolios may be higher or lower in the future. More detail concerning each portfolio's fees and expenses is contained in the prospectus for each portfolio.



                                                                                                       Minimum       Maximum
---------------------------------------------------------------------------------------------------- ------------- ------------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES  (total of all expenses that are deducted from portfolio
assets, including management fees, 12b-1 fees, and other expenses)                                      0.41%         1.78%

NET ANNUAL PORTFOLIO OPERATING EXPENSES (total of all expenses that are deducted from portfolio
assets, including management fees, 12b-1 fees, and other expenses, after contractual waiver of          0.41%         1.40%
fees and expenses)(3)

(1) The portfolio expenses used to prepare this table were provided to Transamerica by the funds. Transamerica has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2002. Current or future expenses may be greater or less than those shown.

(2) The table showing the range of expenses for the portfolios takes into account the expenses of several Series Fund asset allocation portfolios that are "funds of funds." A "funds of funds" portfolio typically allocates its assets, within predetermined percentage ranges, among certain other Series Fund portfolios. Each "funds of funds" has its own set of operating expenses, as does each of the portfolios in which it invests. In determining the range of portfolio expenses, Transamerica took into account the combined actual expenses for each of the "funds of funds" and for the portfolios in which it invests, assuming a constant allocation by each "funds of funds" of its assets among the portfolios identical to its actual allocation at December 31, 2002.

(3) The range of Net Annual Portfolio Operating Expenses takes into account contractual arrangements for 8 portfolios that require a portfolio's investment adviser to reimburse or waive portfolio expenses until April 30, 2004.



TRANSAMERICA, THE SEPARATE ACCOUNT, THE FIXED ACCOUNT AND THE PORTFOLIOS
================================================================================
TRANSAMERICA


         Effective April 1, 2003, AUSA Life Insurance Company, Inc. changed its name to Transamerica Financial Life Insurance Company.

         Transamerica Financial Life Insurance Company located at 4 Manhattanville Road, Purchase, New York 10577 is the insurance company issuing the Policy. We are obligated to pay all benefits under the Policy.

THE SEPARATE ACCOUNT

         The separate account is a separate account of Transamerica, established under New York law. We own the assets in the separate account and we may use assets in the separate account to support other variable life insurance policies we issue. The separate account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act").

         The separate account is divided into subaccounts, each of which invests in shares of a specific portfolio of a fund. These subaccounts buy and sell portfolio shares at net asset value without any sales charge. Any dividends and distributions from a portfolio are reinvested at net asset value in shares of that portfolio.

         Income, gains, and losses credited to, or charged against, a subaccount of the separate account reflect the subaccount's own investment experience and not the investment experience of our other assets. The separate account's assets may not be used to pay any of our liabilities other than those arising from the Policies and other variable life insurance policies we issue. If the separate account's assets exceed the required reserves and other liabilities, we may transfer the excess to our general account.

         CHANGES TO THE SEPARATE ACCOUNT. As permitted by applicable law, we reserve the right to make certain changes to the structure and operation of the separate account, including, among others, the right to:

     - Remove, combine, or add subaccounts and make the new subaccounts available to you at our discretion;

     - Substitute shares of another registered open-end management company, which may have different fees and expenses, for shares of a subaccount at our discretion;

     - Close subaccounts to allocations of new premiums by existing or new Policyowners at any time in our discretion;

     - Transfer assets supporting the Policies from one subaccount to another or from the separate account to another separate account;

     - Combine the separate account with other separate accounts, and/or create new separate accounts;

     - Deregister the separate account under the 1940 Act, or operate the separate account as a management investment company under the 1940 Act, or as any other form permitted by law; and

     - Modify the provisions of the Policy to reflect changes to the subaccounts and the separate account and to comply with applicable law.

Some, but not all, of these future changes may be the result of changes in applicable laws or interpretation of the law.

         The portfolios, which sell their shares to the subaccounts, may discontinue offering their shares to the subaccounts. We will not make any such changes without receiving any necessary approval of the SEC and applicable state insurance departments. We will notify you of any changes. We reserve the right to make other structural and operational changes affecting the separate account.

THE FIXED ACCOUNT



         The fixed account is part of Transamerica's general account. We use general account assets to support our insurance and annuity obligations other than those funded by separate accounts. Subject to applicable law, Transamerica has sole discretion over the investment of the fixed account's assets. Transamerica bears the full investment risk for all amounts contributed to the fixed account. Transamerica guarantees that the amounts allocated to the fixed account will be credited interest daily at an annual net effective interest rate of at least 3.0%. We will determine any interest rate credited in excess of the guaranteed rate at our sole discretion.

         Money you place in the fixed account will earn interest compounded daily at a current interest rate in effect at the time of your allocation. We may declare current interest rates from time to time. We may declare more than one interest rate for different money based upon the date of allocation or transfer to the fixed account. When we declare a higher current interest rate on amounts allocated to the fixed account, we guarantee the higher rate on those amounts for at least one year (the "guarantee period") unless those amounts are transferred to the loan reserve. At the end of the guarantee period we may declare a new current interest rate on those amounts and any accrued interest thereon. We will guarantee this new current interest rate for another guarantee period. We credit interest greater than 3.0% during any guarantee period at our sole discretion. You bear the risk that interest we credit will not exceed 3.0%.


         We allocate amounts from the fixed account for cash withdrawals, transfers to the subaccounts, or monthly deduction charges on a last in, first out basis ("LIFO") for the purpose of crediting interest.

         THE FIXED ACCOUNT HAS NOT BEEN REGISTERED WITH THE SECURITIES AND EXCHANGE COMMISSION AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE IN THIS PROSPECTUS RELATING TO THE FIXED ACCOUNT.

THE PORTFOLIOS

         The separate account invests in shares of the portfolios of a fund. Each portfolio is an investment division of a fund, which is an open-end management investment company registered with the SEC. Such registration does not involve supervision of the management or investment practices or policies of the portfolios by the SEC.

         Each portfolio's assets are held separate from the assets of the other portfolios, and each portfolio has investment objectives and policies that are different from those of the other portfolios. Thus, each portfolio operates as a separate investment fund, and the income or loss of one portfolio has no effect on the investment performance of any other portfolio. Pending any prior approval by a state insurance regulatory authority, certain subaccounts and corresponding portfolios may not be available.

         Each portfolio's investment objective(s) and policies are summarized below. THERE IS NO ASSURANCE THAT ANY OF THE PORTFOLIOS WILL ACHIEVE ITS STATED OBJECTIVE(S). Certain portfolios may have investment objectives and policies similar to other portfolios that are managed by the same investment adviser or sub-adviser. The investment results of the portfolios, however, may be higher or lower than those of such other portfolios. We do not guarantee or make any representation that the investment results of the portfolios will be comparable to any other portfolio, even those with the same investment adviser or manager.

         YOU CAN FIND MORE DETAILED INFORMATION ABOUT THE PORTFOLIOS, INCLUDING A DESCRIPTION OF RISKS, IN THE FUND PROSPECTUSES. YOU MAY OBTAIN A FREE COPY OF THE FUND PROSPECTUSES BY CONTACTING US AT 1-800-322-7353 OR VISITING OUR WEBSITE AT WWW.TAFINLIFE.COM/VP. YOU SHOULD READ THE FUND PROSPECTUSES CAREFULLY.


                                                              SUB-ADVISER OR ADVISER AND
PORTFOLIO                                                     INVESTMENT OBJECTIVE
---------                                                     ---------------------------
MUNDER NET50                                                  MUNDER CAPITAL MANAGEMENT
                                                              Seeks long-term capital appreciation.

VAN KAMPEN EMERGING GROWTH                                    VAN KAMPEN ASSET MANAGEMENT INC.
                                                              Seeks capital appreciation by investing
                                                              primarily in common stocks of small and
                                                              medium-sized companies.

T. ROWE PRICE SMALL CAP                                       T. ROWE PRICE ASSOCIATES, INC.
                                                              Seeks long-term growth of capital
                                                              by investing primarily in
                                                              common stocks of small growth
                                                              companies.

PBHG MID CAP GROWTH                                           PILGRIM BAXTER & ASSOCIATES, LTD.
                                                              Seeks capital appreciation.

ALGER AGGRESSIVE GROWTH                                       FRED ALGER MANAGEMENT, INC.
                                                              Seeks long-term capital appreciation.

THIRD AVENUE VALUE                                            THIRD AVENUE MANAGEMENT LLC
                                                              Seeks long-term capital appreciation.

AMERICAN CENTURY INTERNATIONAL                                AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.
                                                              Seeks capital growth.

                                                              SUB-ADVISER OR ADVISER AND
PORTFOLIO                                                     INVESTMENT OBJECTIVE
---------                                                     --------------------
JANUS GLOBAL                                                  JANUS CAPITAL MANAGEMENT LLC
                                                              Seeks long-term growth of capital in a
                                                              manner consistent with the preservation of
                                                              capital.

GREAT COMPANIES--GLOBAL2                                      GREAT COMPANIES, L.L.C.
                                                              Seeks long-term growth of capital in a
                                                              manner consistent with preservation of capital.

GREAT COMPANIES--TECHNOLOGY(SM)                               GREAT COMPANIES, L.L.C.
                                                              Seeks long-term growth of capital.

JANUS GROWTH                                                  JANUS CAPITAL MANAGEMENT LLC
                                                              Seeks growth of capital.

MARSICO GROWTH*                                               BANC OF AMERICA CAPITAL MANAGEMENT, LLC
                                                              Seeks long-term growth of capital.

GE U.S. EQUITY                                                GE ASSET MANAGEMENT INCORPORATED
                                                              Seeks long-term growth of capital.

GREAT COMPANIES--AMERICA(SM)                                  GREAT COMPANIES, L.L.C.
                                                              Seeks long-term growth of capital.

SALOMON ALL CAP                                               SALOMON BROTHERS ASSET MANAGEMENT INC
                                                              Seeks capital appreciation.

DREYFUS MID CAP                                               THE DREYFUS CORPORATION
                                                              Seeks total investment returns (including
                                                              capital appreciation and income), which
                                                              consistently outperform the S&P
                                                              400 Mid Cap Index.

PBHG/NWQ VALUE                                                NWQ INVESTMENT MANAGEMENT COMPANY, INC.
SELECT                                                        and Pilgrim Baxter & Associates, Ltd.
                                                              Seeks to achieve maximum, consistent total
                                                              return with minimum risk to principal.

T. ROWE PRICE EQUITY INCOME                                   T. ROWE PRICE ASSOCIATES, INC.
                                                              Seeks to provide substantial dividend income
                                                              as well as long-term growth of capital by
                                                              primarily investing in the dividend-paying
                                                              common stocks of established companies.

TRANSAMERICA VALUE BALANCED                                   TRANSAMERICA INVESTMENT MANAGEMENT, LLC
                                                              Seeks preservation of capital and competitive
                                                              investment returns.

LKCM STRATEGIC TOTAL RETURN                                   LUTHER KING CAPITAL MANAGEMENT CORPORATION
                                                              Seeks to provide current income, long-term
                                                              growth of income and capital appreciation.

                                                              SUB-ADVISER OR ADVISER AND
PORTFOLIO                                                     INVESTMENT OBJECTIVE
---------                                                     --------------------
CLARION REAL ESTATE SECURITIES                                ING CLARION REAL ESTATE SECURITIES
                                                              Seeks long-term total return from
                                                              investments primarily in equity securities
                                                              of real estate companies. Total return will
                                                              consist of realized and unrealized capital
                                                              gains and losses plus income.

FEDERATED GROWTH & INCOME                                     FEDERATED INVESTMENT COUNSELING
                                                              Seeks total return by investing in
                                                              securities that have defensive
                                                              characteristics.

JANUS BALANCED                                                JANUS CAPITAL MANAGEMENT LLC
                                                              Seeks long-term capital growth, consistent
                                                              with preservation of capital and
                                                              balanced by current income.

AEGON BOND                                                    BANC ONE INVESTMENT ADVISORS CORP.
                                                              Seeks the highest possible current income
                                                              within the confines of the primary goal of
                                                              insuring the protection of capital.

TRANSAMERICA MONEY MARKET                                     TRANSAMERICA INVESTMENT MANAGEMENT, LLC
                                                              Seeks to provide maximum current
                                                              income consistent with preservation
                                                              of principal and maintenance of liquidity.

ASSET ALLOCATION - CONSERVATIVE PORTFOLIO**                   AEGON/TRANSAMERICA FUND ADVISERS, INC.
                                                              Seeks current income and preservation of capital.

ASSET ALLOCATION - MODERATE PORTFOLIO**                       AEGON/TRANSAMERICA FUND ADVISERS, INC.
                                                              Seeks capital appreciation.

ASSET ALLOCATION - MODERATE GROWTH                            AEGON/TRANSAMERICA FUND ADVISERS, INC.
PORTFOLIO**                                                   Seeks capital appreciation.

ASSET ALLOCATION - GROWTH PORTFOLIO**                         AEGON/TRANSAMERICA FUND ADVISERS, INC.
                                                              Seeks capital appreciation and current income.

TRANSAMERICA CONVERTIBLE SECURITIES                           TRANSAMERICA INVESTMENT MANAGEMENT, LLC
                                                              Seeks maximum total return through a
                                                              combination of current income and
                                                              capital appreciation.

PIMCO TOTAL RETURN                                            PACIFIC INVESTMENT MANAGEMENT COMPANY, LLC
                                                              Seeks maximum total return consistent
                                                              with preservation of capital and
                                                              prudent investment management.

TRANSAMERICA EQUITY                                           TRANSAMERICA INVESTMENT MANAGEMENT, LLC
                                                              Seeks to maximize long-term growth.

                                                              SUB-ADVISER OR ADVISER AND
PORTFOLIO                                                     INVESTMENT OBJECTIVE
---------                                                     --------------------
TRANSAMERICA GROWTH OPPORTUNITIES                             TRANSAMERICA INVESTMENT MANAGEMENT, LLC
                                                              Seeks to maximize long-term growth.

TRANSAMERICA U.S. GOVERNMENT                                  TRANSAMERICA INVESTMENT MANAGEMENT, LLC
SECURITIES                                                    Seeks to provide as high a level of total return as
                                                              is consistent with prudent investment strategies
                                                              by investing under normal conditions at least 80% of
                                                              its assets in U.S. government debt obligations and
                                                              mortgage-backed securities issued or guaranteed by the
                                                              U.S. government, its agencies or government-sponsored entities.

J.P. MORGAN ENHANCED INDEX                                    J.P. MORGAN INVESTMENT MANAGEMENT INC.
                                                              Seeks to earn a total return modestly in excess of the
                                                              total return performance of the S&P 500 Index
                                                              (including the reinvestment of dividends) while
                                                              maintaining a volatility of return similar to the
                                                              S&P 500 Index.

CAPITAL GUARDIAN VALUE                                        CAPITAL GUARDIAN TRUST COMPANY
                                                              Seeks to provide long-term growth of capital and
                                                              income through investments in a portfolio comprised
                                                              primarily of equity securities of U.S. issuers and
                                                              securities whose principal markets are in the U.S.
                                                              (including American Depositary Receipts) and
                                                              other U.S. registered foreign securities.

CAPITAL GUARDIAN U.S. EQUITY                                  CAPITAL GUARDIAN TRUST COMPANY
                                                              Seeks to provide long-term growth of capital.

MFS HIGH YIELD                                                MASSACHUSETTS FINANCIAL SERVICES COMPANY
                                                              Seeks to provide high current income by investing
                                                              primarily in a professionally managed
                                                              diversified portfolio of fixed income securities, some
                                                              of which may involve equity features.

VIP EQUITY-INCOME PORTFOLIO                                   FIDELITY MANAGEMENT & RESEARCH COMPANY
                                                              Seeks reasonable income.

VIP CONTRAFUND(R) PORTFOLIO                                   FIDELITY MANAGEMENT & RESEARCH COMPANY
                                                              Seeks long-term capital appreciation.

VIP GROWTH OPPORTUNITIES PORTFOLIO                            FIDELITY MANAGEMENT & RESEARCH COMPANY
                                                              Seeks to provide capital growth.

POTOMAC DOW 30 PLUS PORTFOLIO                                 RAFFERTY ASSET MANAGEMENT, LLC
                                                              Seeks daily investment results that correspond
                                                              to 125% of the performance of the Dow Jones
                                                              Industrial Average(SM).

                                                              SUB-ADVISER OR ADVISER AND
PORTFOLIO                                                     INVESTMENT OBJECTIVE
---------                                                     --------------------
POTOMAC OTC PLUS PORTFOLIO                                    RAFFERTY ASSET MANAGEMENT, LLC
                                                              Seeks to provide investment returns that
                                                              correspond to 125% of the performance
                                                              of the Nasdaq 100 Index(TM).

ACCESS U.S. GOVERNMENT MONEY                                  RAFFERTY ASSET MANAGEMENT, LLC
MARKET PORTFOLIO                                              Seeks to provide security of principal,
                                                              current income and liquidity.

WELLS S&P REIT INDEX PORTFOLIO                                WELLS ASSET MANAGEMENT, INC.
                                                              Seeks to provide investment results corresponding to
                                                              the performance of the S&P Real Estate Investment
                                                              Trust Composite Index.


----------------
* Prior to November 1, 2002, this portfolio was sub-advised by Goldman Sachs Asset Management.
** Each asset allocation portfolio invests in a combination of underlying Series Fund portfolios.

         AEGON/Transamerica Fund Advisers, Inc. ("AEGON/Transamerica Advisers"), located at 570 Carillon Parkway, St. Petersburg, Florida 33716, a wholly-owned subsidiary of Western Reserve Life Assurance Co. of Ohio, an affiliate of Transamerica, serves as investment adviser to the Series Fund and manages the Series Fund in accordance with policies and guidelines established by the Series Fund's Board of Directors. For certain portfolios, AEGON/Transamerica Advisers has engaged investment sub-advisers to provide portfolio management services. AEGON/Transamerica Advisers and each investment sub-adviser are registered investment advisers under the Investment Advisers Act of 1940, as amended. See the Series Fund prospectuses for more information regarding AEGON/Transamerica Advisers and the investment sub-advisers.

         Fidelity Management & Research Company ("FMR"), located at 82 Devonshire Street, Boston, Massachusetts 02109, serves as investment adviser to the VIP Funds and manages the VIP Funds in accordance with policies and guidelines established by the VIP Funds' Board of Trustees. For certain portfolios, FMR has engaged investment sub-advisers to provide portfolio management services with regard to foreign investments. FMR and each sub-adviser are registered investment advisers under the Investment Advisers Act of 1940, as amended. See the VIP Funds prospectuses for more information regarding FMR and the investment sub-advisers.

         Morningstar Associates, LLC ("Morningstar"), located at 225 West Wacker Drive, Chicago, Illinois 60606, serves as a "consultant" to AEGON/Transamerica Advisers for investment model creation and maintenance to the Asset Allocation - Conservative Portfolio, Asset Allocation - Moderate Portfolio, Asset Allocation
- Moderate Growth Portfolio and Asset Allocation - Growth Portfolio of the Series Fund. Morningstar will be paid an annual fee for its services. See the Series Fund prospectuses for more information regarding Morningstar.


         Access Fund Management, LLC, located at 475 Hickorynut Avenue, Oldsmar, Florida 34677, serves as the investment adviser to the AVIT fund and manages the AVIT fund in accordance with policies and guidelines established by the AVIT fund's Board of Trustees. For certain portfolios, AVIT has engaged investment sub-advisers to provide portfolio management services with regard to foreign investments. AVIT and each sub-adviser are registered investment advisers under the Investment Advisers Act of 1940, as amended. See the AVIT fund prospectus for more information regarding Access and the investment sub-advisers.


ADDITION, DELETION, OR SUBSTITUTION OF INVESTMENTS

         We do not guarantee that each portfolio will always be available for investment through the Policy. We reserve the right, subject to compliance with applicable law, to add new portfolios or portfolio classes, close existing portfolios or portfolio classes, or substitute portfolio shares that are held by any subaccount for shares of a different portfolio. New or substitute portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will not add, delete or substitute any shares attributable to your interest in a subaccount without notice to you and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law. We may also decide to purchase securities from other portfolios for the separate account. We reserve the right to transfer separate account assets to another separate account that we determine to be associated with the class of contracts to which the Policy belongs.

YOUR RIGHT TO VOTE PORTFOLIO SHARES

         Even though we are the legal owner of the portfolio shares held in the subaccounts, and have the right to vote on all matters submitted to shareholders of the portfolios, we will vote our shares only as policyowners instruct, so long as such action is required by law.

         Before a vote of a portfolio's shareholders occurs, you will receive voting materials from us. We will ask you to instruct us on how to vote and to return your proxy to us in a timely manner. You will have the right to instruct us on the number of portfolio shares that corresponds to the amount of cash value you have in that portfolio (as of a date set by the portfolio).

         If we do not receive voting instructions on time from some policyowners, we will vote those shares in the same proportion as the timely voting instructions we receive. Should federal securities laws, regulations and interpretations change, we may elect to vote portfolio shares in our own right. If required by state insurance officials, or if permitted under federal regulation, we may disregard certain owner voting instructions. If we ever disregard voting instructions, we will send you a summary in the next annual report to policyowners advising you of the action and the reasons we took such action.

CHARGES AND DEDUCTIONS
================================================================================


         This section describes the charges and deductions that we make under the Policy in consideration for: (1) the services and benefits we provide; (2) the costs and expenses we incur; and (3) the risks we assume. The fees and charges deducted under the Policy may result in a profit to us.


SERVICES AND BENEFITS WE PROVIDE      -  the death benefit, cash and loan benefits;
UNDER THE POLICY:                     -  investment options, including premium allocations;
                                      -  administration of elective options; and
                                      -  the distribution of reports to owners.

COSTS AND EXPENSES WE INCUR:          -  costs associated with processing and underwriting
                                         applications;
                                      -  expenses of issuing and administering the Policy
                                         (including any Policy riders);
                                      -  overhead and other expenses for providing services
                                         and benefits and sales and marketing expenses,
                                         including compensation paid in connection with the sale of the Policies; and
                                      -  other costs of doing business, such as collecting premiums, maintaining records, processing claims, effecting transactions, and paying federal, state and local premium and other taxes and fees.

RISKS WE ASSUME:                      -  that the charges we may deduct may be insufficient to meet our actual claims because insureds die sooner
                                         than we estimate; and
                                      -  that the costs of providing the services and benefits under the
                                         Policies may exceed the charges we are allowed to deduct.

         Some or all the charges we deduct are used to pay aggregate Policy costs and expenses we incur in providing the services and benefits under the Policy and assuming the risks associated with the Policy.

PREMIUM CHARGE

         Before we allocate the net premium payments you make, we will deduct the following charge.


PREMIUM EXPENSE CHARGE       -    This charge equals:

                                  ->   6.0% of premiums during the first ten Policy years on
                                       Policies with a specified amount in force of less than
                                       $250,000 and 4.0% on Policies with a specified amount in
                                       force of $250,000 - $499,999; and

                                  ->   2.5% of premiums thereafter on Policies with a specified
                                       amount less than $500,000.
                             -    There is no premium expense charge for Policies with a specified amount of $500,000 or higher.

                             -    Because certain events (such as increases or decreases in the specified amount, a change in death benefit option, or
                                  a cash withdrawal if you choose the Option A death benefit) may affect the specified amount in force, premium expense charges will be based on the specified amount in force for the Base
                                  Policy at the time we receive the premium.
                             -    Some or all of the premium expense charges we deduct
                                  are used to pay the aggregate Policy costs and expenses we incur, including distribution costs and/or state premium taxes.
                                  Although state premium tax rates imposed on us vary from state to state, the premium expense charge deducted will not vary with the state of residence of the policyowner.


MONTHLY DEDUCTION

         We take a monthly deduction from the cash value on the Policy date and on each Monthiversary. We deduct this charge on a pro rata basis from all accounts (i.e., in the same proportion that the value in each subaccount and the fixed account bears to the total cash value on the Monthiversary). Because portions of the monthly deduction (such as cost of insurance) can vary monthly, the monthly deduction will also vary.

THE MONTHLY DEDUCTION IS     -    the monthly Policy charge; PLUS
EQUAL TO:                    -    the monthly cost of insurance charge for the Policy; PLUS
                             -    the monthly charge for any benefits provided by riders attached to the Policy; PLUS
                             -    the decrease charge (if applicable) incurred as a result
                                  of a decrease in the specified amount.

                             MONTHLY POLICY CHARGE:

                             -    This charge currently equals $5.00 each Policy month.  After the first Policy year, we may increase this charge.
                             -    We guarantee this charge will never be more than
                                  $7.50 per month.
                             -    This charge is used to cover aggregate Policy expenses.

                             COST OF INSURANCE CHARGE:

                             -    We deduct this charge each month. It varies each month and is determined as follows:

                                  1.   divide the death benefit on the Monthiversary by
                                       1.0024663 (this factor reduces the net amount at risk,
                                       for purposes of computing the cost of insurance, by
                                       taking into account assumed monthly earnings at an
                                       annual rate of 3.0%);

                                  2.   subtract the cash value on the Monthiversary
                                       after it has been allocated among the segments
                                       of specified amount in force in the following
                                       order: first, initial specified amount, then,
                                       each increase in specified amount starting
                                       with the oldest increase, then the next
                                       oldest, successively, until all cash
                                       value has been allocated (the resulting
                                       amounts are the net amount at risk for each
                                       segment of specified amount);

                                  3.   multiply each segment of net amount at risk provided
                                       under 2. by the appropriate monthly cost of insurance
                                       rate for that  segment;  and add the results
                                       together.

                             -    Your monthly current cost of insurance rate depends, in part, on your specified amount band.  The specified amount bands available are:

                                  ->   Band 1: $50,000 - $249,999
                                  ->   Band 2: $250,000 - $499,999
                                  ->   Band 3: $500,000 - $999,999
                                  ->   Band 4: $1,000,000 and over

                             -    Generally, the higher the specified amount band you choose, the lower the current cost of insurance rates.
                             -    We determine your specified amount band by referring to the specified amount in force for the Base Policy (that is, the initial specified amount on the Policy date, plus any increases, and minus any decreases). Riders are not included in determining the Policy's specified amount band.

                             OPTIONAL INSURANCE RIDERS:

                             -    The monthly deduction will include charges for any optional insurance benefits you add to your Policy by rider.

         To determine the monthly cost of insurance rates we refer to a schedule of current cost of insurance rates using the insured's issue age on the Policy date, issue age at the time of any increase in specified amount, specified amount band, gender, underwriting class, and the length of time from the Policy date or from the date of any increase in specified amount. The factors that affect the net amount at risk for each segment of specified amount include the investment performance of the portfolios in which you invest, payment of premiums, the fees and charges deducted under the Policy, the death benefit option you chose, as well as any Policy transactions (such as loans, partial withdrawals, transfers, and changes in specified amount). The actual monthly cost of insurance rates are primarily based on our expectations as to future mortality experience and expenses. Monthly cost of insurance rates may be changed by us from time to time. The actual rates we charge will never be greater than the Table of Guaranteed Maximum Life Insurance Rates stated in your Policy. These guaranteed rates are based on the Commissioners 1980 Standard Ordinary Tobacco and Non-Tobacco Mortality Tables ("1980 C.S.O. Tables") and the insured's attained age, gender, and rate class. For standard rate classes, these guaranteed rates will never be greater than the rates in the 1980 C.S.O. Tables.

         If you increase the specified amount, different monthly cost of insurance rates may apply to that segment of specified amount, based on the insured's issue age and rate class at the time of the increase, gender, and the length of time since the increase. Increases in specified amount may move the Policy into a higher specified amount band.

         Decreases in specified amount may cause the Policy to drop into a lower band of specified amount and may result in an increase in cost of insurance rates and premium expense charge rates. Decreases in specified amount will be applied on a last-in, first-out basis to the specified amount in force, and will first reduce the specified amount provided by the most recent increase in specified amount in force, then reduce the next most recent increases, successively, and then reduce the initial specified amount.

         The underwriting class of the insured will affect the cost of insurance rates. We use a standard method of underwriting in determining underwriting classes, which are based on the health of the insured. We currently place insureds into preferred and standard classes. We also place insureds into sub-standard classes with extra ratings, which reflect higher mortality risks and will result in higher cost of insurance rates.

         We may issue certain Policies on a simplified or expedited basis. Cost of insurance rates charged for any Policies issued on a simplified or expedited basis would not cause healthy individuals to pay higher cost of insurance rates than they would pay under a substantially similar Policy that we offer using different underwriting criteria.

         The cost of insurance charge for any optional insurance rider and for any increase in rider specified amount is calculated in the same manner used to determine the Base Policy's cost of insurance charges. Generally, the current cost of insurance rates for the optional riders are lower than the current cost of insurance rates on the Base Policy's net amount at risk. The guaranteed cost of insurance rates under the riders are substantially the same as the guaranteed cost of insurance rates on the Policy's net amount at risk.

MORTALITY AND EXPENSE RISK CHARGE

         We deduct a daily charge from your Policy's cash value in each subaccount to compensate us for aggregate Policy expenses and mortality and expense costs we assume. This charge is equal to:

          -    your Policy's cash value in each subaccount multiplied by
          - the daily pro rata portion of the annual mortality and expense risk charge rate of 0.90%.

         The annual rate is equal to 0.90% of the average daily net assets of each subaccount. We guarantee to reduce this charge to 0.60% after the first 15 Policy years. We intend to reduce this charge to 0.30% in the 16th Policy year, but we do not guarantee that we will do so, and we reserve the right to maintain this charge at the 0.60% level after the 15th Policy year.

         The mortality risk is that the insured will live for a shorter time than we project. The expense risk is that the expenses that we incur will exceed the administrative charge limits we set in the Policy.

         If this charge combined with other Policy charges, does not cover our total actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profits to cover distribution and other costs.

SURRENDER CHARGE

         If you surrender your Policy completely during the first 15 years (or during the 15 year period following an increase in specified amount), we deduct a surrender charge from your cash value and pay the remaining cash value (less any outstanding loan amount) to you.

         The surrender charge is a charge for each $1,000 of specified amount of the initial specified amount of your Base Policy and of each increase in specified amount. The surrender charge that will apply on a full surrender of the Policy is the total of the surrender charge calculated for the initial specified amount and the surrender charges calculated for each increase in specified amount unless there has been a reduction in specified amount for which a decrease charge was applied.

         The initial specified amount has a 15 year surrender charge period starting on the Policy date and surrender charges that are based upon the insured's issue age, gender and rate class on the Policy date. Each increase in specified amount has its own 15 year surrender charge period and surrender charges that are based upon the insured's issue age, gender and rate class at the time of the increase.

         Decreases in specified amount will be applied to the specified amount in force on a last-in, first-out basis and will first reduce the surrender charge on the most recent increase in specified amount in force, then, if still applicable, reduce the surrender charge on the next most recent increases, successively, and then reduce the surrender charge on the initial specified amount.

EXAMPLE:

                  January 1, 2001          Policy issued for $300,000
                  January 1, 2004          Policy increased by $200,000
                  January 1, 2005          Policy decreased by $100,000

         If the surrender charge on January 1, 2005 (before the decrease) is:

                COVERAGE LAYER                 SURRENDER CHARGE
                --------------                 ----------------
                  $300,000                         $4,656
                  $200,000                         $3,624

         The $200,000 layer is reduced to $100,000 on January 1, 2005 and a surrender charge of $1,812 is applied.

                         100
                         ---
                         200      x     $3,624   =  $1,812

         There is no surrender charge if you wait until the end of the 15th Policy anniversary to surrender your Policy and you have not increased your specified amount during the first 15 Policy years. The payment you receive is called the net surrender value. The formula we use reduces the surrender charge at older ages in compliance with state laws.

         THE SURRENDER CHARGE MAY BE SIGNIFICANT. YOU SHOULD EVALUATE THIS CHARGE CAREFULLY BEFORE YOU CONSIDER A SURRENDER. Under some circumstances the level of surrender charges might result in no net surrender value available if you surrender your Policy in the early Policy years. This will depend on a number of factors, but is more likely if:

          - you pay premiums equal to or not much higher than the minimum monthly guarantee premium shown in your Policy; and/or
          -    investment performance is too low.

         In addition, surrender charges that apply for 15 years after any increase in specified amount will likely significantly reduce your net surrender value.


THE SURRENDER CHARGE FOR EACH SEGMENT OF     -        the surrender charge per $1,000 of
                                                      specified amount in the segment (varies by issue age, gender
SPECIFIED AMOUNT IS CALCULATED AS:                    and rate class on the Policy date or date of specified amount
increase);                                            multiplied by
                                             -        the SURRENDER CHARGE FACTOR.


         The SURRENDER CHARGE PER THOUSAND is calculated separately for initial specified amount and for each increase in specified amount, using the rates found in Appendix A.

         The SURRENDER CHARGE FACTOR is also calculated separately for the initial specified amount and for each increase in specified amount in force. The surrender charge factor varies by insured's issue age (on the Policy date or date of specified amount increase) and number of years since the Policy date or date of specified amount increase. For insureds issue ages 0-34, the surrender charge factor is equal to 1.00 during years 1-5. It decreases by 0.10 each year until the end of the 15th year when it is zero. If you are older than 34 on the Policy date or on the date of specified amount increase, the factor is less than
1.00 at earlier durations. In no event are the surrender charge factors any greater than those shown on the table below. We always determine the surrender charge factor from the Policy date or date of specified amount increase to the surrender date, regardless of whether there were any prior lapses and reinstatements.

                            SURRENDER CHARGE FACTORS
                                 ISSUE AGES 0-34

                  END OF YEAR*                         FACTOR
                  ------------                         ------
                  At Issue                              1.00
                  1-5                                   1.00
                  6                                      .90
                  7                                      .80
                  8                                      .70
                  9                                      .60
                  10                                     .50
                  11                                     .40
                  12                                     .30
                  13                                     .20
                  14                                     .10
                  15                                       0
                  16+                                      0

                 * The factor on any date other than a Policy anniversary or anniversary of an increase in specified amount will be determined proportionately using the factor at the end of the year prior to surrender and the factor at the end of the year of surrender.



- SURRENDER CHARGE EXAMPLE: Assume a male, ultimate select non-tobacco user purchases the Policy at issue age 30 with a specified amount of $100,000. The Policy is surrendered in Policy year 5. The surrender charge per $1,000 of specified amount is $12.52. This is multiplied by the surrender charge factor of 1.00

The surrender charge   =    the surrender charge per $1,000 ($12.52) x the
                            number of thousands of initial specified amount
                            (100) x the surrender charge factor (1.0)
                       =    $1,252.


         The surrender charge helps us recover distribution expenses that we incur in connection with the Policy, including agent sales commissions and printing and advertising costs, as well as aggregate Policy expenses.

DECREASE CHARGE

         If you decrease the specified amount during the first 15 Policy years (or during the 15 year period following an increase in specified amount), we will deduct a decrease charge from your cash value. Decreases in specified amount will be applied on a last-in, first-out basis to the current specified amount in force. The decrease charge will first be calculated based on the current surrender charge applicable to the most recent increase in specified amount still in force. If the amount of the decrease in specified amount is greater than the most recent increase in specified amount, then the charge will also be calculated based on the surrender charges applicable to the next most recent increases, successively, and then will also be calculated based on any remaining surrender charge on the initial specified amount, up to the amount of the requested decrease.

THE DECREASE CHARGE IS EQUAL TO:          -  the surrender charge as of the date
                                             of the decrease applicable to that
                                             portion of the segment(s) of the
                                             specified amount that is decreased.
                                             See Surrender Charge above.

         We will not deduct the decrease charge from the cash value when a specified amount decrease results from:

         -        a change in the death benefit option; or
         -        a cash withdrawal (when you select death benefit Option A).

         If a decrease charge is deducted because of a decrease in specified amount, any future decrease charges incurred during the surrender charge period will be based on the reduced specified amount.

         We will determine the decrease charge using the above formula, regardless of whether your Policy has lapsed and been reinstated, or you have previously decreased your specified amount. We will not allow a decrease in specified amount if the decrease charge will cause the Policy to go into a grace period. A decrease in specified amount will generally decrease the insurance protection of the Policy.

TRANSFER CHARGE

         - We currently allow you to make 12 transfers each year free from charge.

         -        We charge $25 for each additional transfer.

         - For purposes of assessing the transfer charge, all transfers made in one day, regardless of the number of subaccounts affected by the transfer, are considered a single transfer.

         - We deduct the transfer charge from the amount being transferred.

         - Transfers due to loans, exercise of conversion rights, or from the fixed account do not count as transfers for the purpose of assessing this charge.

         - Transfers under dollar cost averaging and asset rebalancing are transfers for purposes of this charge.

         -        We will not increase this charge.


LOAN INTEREST CHARGE

         We currently charge you an effective annual interest rate on a Policy loan of 3.75% (4.0% maximum guaranteed) on each Policy anniversary. We will also credit the amount in the loan reserve with an effective annual interest rate of 3.00%. After offsetting the 3.00% interest we credit, the net cost of loans currently is 0.75% annually (1.00% maximum guaranteed). After the 10th Policy year, we may apply preferred loan charged rates on an amount equal to the cash value MINUS total premiums paid (less any cash withdrawals) and MINUS any outstanding loan amount including accrued loan interest. The current preferred loan interest rate charged is 3.00% effective annually and is not guaranteed.


CASH WITHDRAWAL CHARGE

         - After the first Policy year, you may take one cash withdrawal per Policy year.
         - When you make a cash withdrawal, we charge a processing fee of $25 or 2% of the amount you withdraw, whichever is less.
         - We deduct this amount from the withdrawal, and we pay you the balance.
         -        We will not increase this charge.

TAXES

         We currently do not make any deductions for taxes from the separate account. We may do so in the future if such taxes are imposed by federal or state agencies.

PORTFOLIO EXPENSES

         The portfolios deduct management fees and expenses from the amounts you have invested in the portfolios. These fees and expenses reduce the value of your portfolio shares. Some portfolios also deduct 12b-1 fees from portfolio assets. See the fund prospectuses.


         Our affiliate, AFSG Securities Corporation ("AFSG"), the principal underwriter for the Policies, will receive the 12b-1 fees deducted from portfolio assets for providing shareholder support services to the portfolios. We and our affiliates, including the principal underwriter for the Policies, may receive compensation from the investment advisers, administrators, and/or distributors (and an affiliate thereof) of the portfolios in connection with administrative or other services and cost savings experienced by the investment advisers, administrators or distributors. It is anticipated that such compensation will be based on assets of the particular portfolios attributable to the Policy and may be significant. Some advisers, administrators, distributors or portfolios may pay us (and our affiliates) more than others.

THE POLICY
================================================================================
OWNERSHIP RIGHTS

         The Policy belongs to the owner named in the application. The owner may exercise all of the rights and options described in the Policy. The owner is the insured unless the application specifies a different person as the insured. If the owner dies before the insured and no contingent owner is named, then ownership of the Policy will pass to the owner's estate. The principal rights an owner may exercise are:

         -        to designate or change beneficiaries;
         -        to receive amounts payable before the death of the insured;
         - to assign the Policy (if you assign the Policy, your rights and the rights of anyone who is to receive payment under the Policy are subject to the terms of that assignment);
         -        to change the owner of this Policy; and
         -        to change the specified amount of this Policy.

No designation or change in designation of an owner will take effect unless we receive written request thereof. When received, the request will take effect as of the date it was signed, subject to payment or other action taken by us before it was received at our administrative office.

MODIFYING THE POLICY

         Any modifications or waiver of any rights or requirements under the Policy must be in writing and signed by our president or secretary. NO AGENT MAY BIND US BY MAKING ANY PROMISE NOT CONTAINED IN THIS POLICY.

Upon notice to you, we may modify the Policy:

         - to make the Policy or the separate account comply with any law or regulation issued by a governmental agency to which we are subject; or
         - to assure continued qualification of the Policy under the Internal Revenue Code or other federal or state laws relating to variable life policies; or
         -        to reflect a change in the operation of the separate account;
                  or
         - to provide additional subaccounts and/or fixed account options.

PURCHASING A POLICY

         To purchase a Policy, you must submit a completed application and an initial premium to us through any licensed life insurance agent who is also a registered representative of a broker-dealer having a selling agreement with AFSG, the principal underwriter for the Policy, and us.

         You select the specified amount of insurance coverage for your Policy within the following limits. Our current minimum specified amount for a Policy is generally $50,000. We currently charge lower cost of insurance rates for Policies with specified amounts in higher bands of coverage. We offer the following specified amount bands of coverage:

         ->       band 1: $50,000 - $249,999
         ->       band 2: $250,000 - $499,999
         ->       band 3: $500,000 - $999,999
         ->       band 4: $1,000,000 and over

         We will generally only issue a Policy to you if you provide sufficient evidence that the insured meets our insurability standards. Your application is subject to our underwriting rules, and we may reject any application for any reason permitted by law. We will not issue a Policy to you if the insured is over age 85. The insured must be insurable and acceptable to us under our underwriting rules on the later of:

         -        the date of your application; or
         - the date the insured completes all of the medical tests and examinations that we require.

TAX-FREE "SECTION 1035" EXCHANGES

         You can generally exchange one life insurance policy for another covering the same insured in a "tax-free exchange" under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both life insurance policies carefully. Remember that if you exchange another life insurance policy for the one described in this prospectus, you might have to pay a surrender charge on your old policy, other charges may be higher (or lower) and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, or if your current policy is subject to a policy loan, you may also have to pay federal income tax on the exchange. You should not exchange another life insurance policy for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person selling you the Policy (that person will generally earn a commission if you buy this Policy through an exchange or otherwise).


WHEN INSURANCE COVERAGE TAKES EFFECT

         Insurance coverage under the Policy will take effect only if all of the following conditions have been met: (1) the first full premium must be received by the Company; (2) during the lifetime of any proposed insured, the proposed owner must have personally received and accepted the Policy which was applied for and all answers on the application must be true and correct on the date such Policy is received and accepted; and (3) on the date of the later of either (1) or (2) above, all of the statements and answers given in the application must be true and complete, and there must have been no change in the insurability of any proposed insured.

         Conditional Insurance Coverage. If you pay the full initial premium listed in the conditional receipt attached to the application, and we deliver the conditional receipt to you, the insured will have conditional insurance coverage under the terms of the conditional receipt. Because we do not accept initial premiums in advance for Policies with a specified amount in excess of $1,000,000, we do not offer conditional insurance coverage for Policies issued with a specified amount in excess of $1,000,000. Conditional insurance coverage is void if the check or draft you gave us to pay the initial premium is not honored when we first present it for payment.

THE AGGREGATE AMOUNT OF CONDITIONAL                  -      the amounts applied for under all conditional
INSURANCE COVERAGE, IF ANY, IS THE LESSER OF:               receipts issued by us; or
                                                     -      $500,000 of life insurance.

SUBJECT TO THE CONDITIONS AND LIMITATIONS            -      the date of application;
OF THE CONDITIONAL RECEIPT, CONDITIONAL              -      the date of the last medical examination, test,
INSURANCE UNDER THE TERMS OF THE POLICY                     and other screenings required by us, if any (the
APPLIED FOR MAY BECOME EFFECTIVE AS OF                      "Effective Date").  Such conditional insurance
THE LATER OF:                                               will take effect as of the Effective Date, so long
                                                            as all of the following requirements are met:


                                                            1.  Each person proposed to be insured
                                                                is found to have been insurable as
                                                                of the Effective Date, exactly as
                                                                applied for in accordance with our
                                                                underwriting rules and standards,
                                                                without any modifications as to
                                                                plan, amount, or premium rate;

                                                            2.  As of the Effective Date, all
                                                                statements and answers given in the
                                                                application must be true;

                                                            3.  The payment made with the
                                                                application must not be less than
                                                                the full initial premium for the
                                                                mode of payment chosen in the
                                                                application and must be received at
                                                                our office within the lifetime of
                                                                the proposed insured;

                                                            4.  All medical examinations, tests,
                                                                and other screenings required of
                                                                the proposed insured by us are
                                                                completed and the results received
                                                                at our office within 60 days of the
                                                                date the application was completed;
                                                                and

                                                            5.  All parts of the application, any
                                                                supplemental application,
                                                                questionnaires, addendum and/or
                                                                amendment to the application are
                                                                signed and received at our office.

ANY CONDITIONAL LIFE INSURANCE COVERAGE              a.     60 days from the date the application was
TERMINATES ON THE EARLIEST OF:                              signed;

                                                     b.     the date we either mail notice to
                                                            the applicant of the rejection of
                                                            the application and/or mail a
                                                            refund of any amounts paid with the
                                                            application;

                                                     c.     when the insurance applied for goes
                                                            into effect under the terms of the
                                                            Policy applied for; or

                                                     d.     the date we offer to provide
                                                            insurance on terms that differ from
                                                            the insurance for which you have
                                                            applied.

SPECIAL LIMITATIONS OF THE CONDITIONAL               -      the conditional receipt is not valid unless:
RECEIPT:                                                     ->  all blanks in the conditional receipt are
                                                                 completed; and
                                                             ->  the Receipt is signed by an agent or
                                                                 authorized Company representative.

OTHER LIMITATIONS:                                   -      There is no conditional receipt coverage for riders or
                                                            any additional  benefits, if any, for which you may
                                                            have applied.

                                                     -      If one or more of the Receipt's
                                                            conditions have not been met
                                                            exactly, or if a proposed insured
                                                            dies by suicide, we will not be
                                                            liable except to return any payment
                                                            made with the application.

                                                     -      If we do not approve and accept the
                                                            application within 60 days of the
                                                            date you signed the application,
                                                            the application will be deemed to
                                                            be rejected by us and there will be
                                                            no conditional insurance coverage.
                                                            In that case, Transamerica's
                                                            liability will be limited to
                                                            returning any payment(s) you have
                                                            made upon return of this Receipt to
                                                            us.

         Full Insurance Coverage and Allocation of Initial Premium. Once we determine that the insured meets our underwriting requirements and you have paid the initial premium, full insurance coverage will begin and we will begin to take the monthly deductions from your net premium. This date is the Policy date. In the event you exercise your free-look right, we will place your net premium in the reallocation account until the reallocation date. On the reallocation date (or on the record date if your Policy is backdated), we will allocate your initial net premium, minus monthly deductions, to the fixed account and the subaccounts you selected on your application. While held in the reallocation account, premium(s) will be credited with interest at the current fixed account rate.

         On any day we credit net premiums or transfer cash value to a subaccount, we will convert the dollar amount of the net premium (or transfer) into subaccount units at the unit value for that subaccount, determined at the end of the day on which we receive the premium or transaction request at our administrative office. We will credit amounts to the subaccounts only on a valuation date, that is, on a date the New York Stock Exchange ("NYSE") is open for trading.

BACKDATING A POLICY

         If you request, we may backdate a Policy by assigning a Policy date earlier than the date the Policy is issued. However, in no event will we backdate a Policy earlier than the earliest date allowed by state law or by our underwriting rules. Your request must be in writing and, if we approve the request, will amend your application.

         Cost of insurance charges are based in part on the age of the insured on the Policy date or on the date of any increase in specified amount. Generally, cost of insurance charges are lower at a younger age. We will deduct the monthly deduction, including cost of insurance charges, for the period that the Policy is backdated. THIS MEANS THAT WHILE THE MONTHLY DEDUCTION MAY BE LOWER THAN WHAT WOULD HAVE BEEN CHARGED HAD WE NOT BACKDATED THE POLICY, YOU WILL BE PAYING FOR INSURANCE DURING A PERIOD WHEN THE POLICY WAS NOT IN FORCE.

POLICY FEATURES
================================================================================
PREMIUMS
================================================================================
ALLOCATING PREMIUMS

         You must instruct us on how to allocate your net premium among the subaccounts and the fixed account. You must follow these guidelines:

         -        allocation percentages must be in whole numbers;

         - if you select dollar cost averaging, you must have at least $5,000 in each subaccount from which we will make transfers and you must transfer at least a total of $1,000 monthly; and

         - if you select asset rebalancing, the cash value of your Policy, if an existing Policy, or your minimum initial premium, if a new Policy, must be at least $5,000.


         Currently, you may change the allocation instructions for additional premium payments without charge at any time by writing us or calling us at 1-800-322-7353 Monday - Friday 8:30 a.m. - 7:00 p.m. Eastern time. The change will be effective at the end of the valuation date on which we receive the change. Upon instructions from you, the registered representative/agent of record for your Policy may also change your allocation instructions for you. The minimum amount you can allocate to a particular subaccount is 1.0% of a net premium payment. We reserve the right to limit the number of premium allocation changes to one per quarter of a Policy year.


         Whenever you direct money into a subaccount, we will credit your Policy with the number of units for that subaccount that can be bought for the dollar payment. Premium payments received before the NYSE closes are priced using the unit value determined at the closing of the regular business session of the NYSE (usually at 4:00 p.m. Eastern time). If we receive a premium payment after the NYSE closes, we will process the order using the subaccount unit value determined at the close of the next regular session of the NYSE. We will credit amounts to the subaccounts only on a valuation date, that is, on a date the NYSE is open for trading. Your cash value will vary with the investment experience of the subaccounts in which you invest. YOU BEAR THE INVESTMENT RISK FOR AMOUNTS YOU ALLOCATE TO THE SUBACCOUNTS.


         You should periodically review how your cash value is allocated among the subaccounts and the fixed account because market conditions and your overall financial objectives may change.

         Reallocation Account. We will allocate the initial net premium on the Policy date (or the record date if your Policy is backdated) to the reallocation account as shown on your Policy schedule page. While held in the reallocation account, net premium(s) will be credited with interest at the current fixed account rate and reduced by any monthly deductions due. The net premiums will remain in the reallocation account until the reallocation date. The reallocation date is the Policy date (or the record date if your Policy is backdated), plus fifteen days. Please contact your agent for details concerning the free-look period.


         On the first valuation date on or after the reallocation date, we will reallocate all cash value from the reallocation account to the fixed account and the subaccounts you selected on the application. If you requested dollar cost averaging, on the reallocation date we will reallocate the cash value either to the fixed account, the TFLIC Transamerica Money Market subaccount or the TFLIC AEGON Bond subaccount (depending on which account you selected on your application).


PREMIUM FLEXIBILITY

         You generally have flexibility to determine the frequency and the amount of the premiums you pay. Unlike conventional insurance policies, you do not have to pay your premiums according to a rigid and inflexible premium schedule. Before we issue the Policy to you, we may require you to pay a premium at least equal to a minimum monthly guarantee premium set forth in your Policy. Thereafter (subject to the limitations described below), you may make unscheduled premium payments at any time and in any amount over $50. Under some circumstances, you may be required to pay extra premiums to prevent a lapse. Your minimum monthly guarantee premium may change if you request a change in your Policy. If this happens, we will notify you of the new minimum monthly guarantee premium.

PLANNED PERIODIC PAYMENTS

         You will determine a planned periodic payment schedule, which allows you to pay level premiums at fixed intervals over a specified period of time. You are not required to pay premiums according to this schedule. You may change the amount, frequency, and the time period over which you make your planned periodic payments. Please be sure to notify us or your agent/registered representative of any address changes so that we may be able to keep your current address on record.

         Even if you make your planned periodic payments on schedule, your Policy may still lapse. The duration of your Policy depends on the Policy's net surrender value. If the net surrender value is not high enough to pay the monthly deduction when due (and your no lapse period has expired) then your Policy will lapse (unless you make the payment we specify during the 61-day grace period).

MINIMUM MONTHLY GUARANTEE PREMIUM


         The full initial premium is the only premium you are required to pay under the Policy. However, you greatly increase your risk of lapse if you do not regularly pay premiums at least as large as the current minimum monthly guarantee premium.


         Until the no lapse date shown on your Policy schedule page, we guarantee that your Policy will not lapse, so long as on any Monthiversary you have paid total premiums (MINUS any cash withdrawals, MINUS any outstanding loan amount, MINUS any accrued loan interest, and MINUS any decrease charge) that equal or exceed the sum of the minimum monthly guarantee premiums times the number of months from the Policy date up to and including the current month. If you take a cash withdrawal, a loan, or if you increase or decrease your specified amount or if you add, increase or decrease a rider, you may need to pay additional premiums in order to keep the no lapse guarantee in place.

         The initial minimum monthly guarantee premium is shown on your Policy's schedule page, and depends on a number of factors, including the age, gender, rate class of the insured, and the specified amount requested. We will adjust the minimum monthly guarantee premium if you change death benefit options, increase or decrease the specified amount, or if any of the riders are added, increased or decreased. We will notify you of the new minimum monthly guarantee premium.

         AFTER THE NO LAPSE PERIOD ENDS, PAYING THE CURRENT MINIMUM MONTHLY GUARANTEE PREMIUM EACH MONTH WILL NOT NECESSARILY KEEP YOUR POLICY IN FORCE. YOU MAY NEED TO PAY ADDITIONAL PREMIUMS TO KEEP THE POLICY IN FORCE.

NO LAPSE PERIOD

         Until the no lapse date shown on your Policy schedule page, your Policy will remain in force and no grace period will begin, even if your net surrender value is too low to pay the monthly deduction, so long as:

         - the total amount of the premiums you paid (MINUS any cash withdrawals, MINUS any outstanding loan amount, MINUS any accrued interest, and MINUS any decrease charge) equals or exceeds:

               -> the sum of the minimum monthly guarantee premium in effect for each month from the Policy date up to and including the current month.

PREMIUM LIMITATIONS

         Premium payments must be at least $50 ($1,000 if by wire). We may return premiums less than $50. We will not allow you to make any premium payments that would cause the total amount of the premiums you pay to exceed the current maximum premium limitations, which qualify the Policy as life insurance according to federal tax laws. This maximum is set forth in your Policy. If you make a payment that would cause your total premiums to be greater than the maximum premium limitations, we will return the excess portion of the premium payment. We will not permit you to make additional premium payments until they are allowed by the maximum premium limitations. In addition, we reserve the right to refund a premium if the premium would increase the death benefit by more than the amount of the premium.

MAKING PREMIUM PAYMENTS

         We will consider any payments you make to be premium payments, unless you clearly mark them as loan repayments. We will deduct certain charges from your premium payments. We will accept premium payments by wire transfer.

         If you wish to make payments by wire transfer, you should instruct your bank to wire federal funds as follows:

                         All First Bank of Baltimore
                         ABA #052000113
                         For credit to: Transamerica
                         Account #: 89540281
                         Policyowner's Name:
                         Policy Number:
                         Attention: General Accounting

         Tax-Free Exchanges ("1035 Exchanges"). We will accept part or all of your initial premium from one or more contracts insuring the same insured that qualify for tax-free exchanges under Section 1035 of the Internal Revenue Code. If you contemplate such an exchange, you should consult a competent tax advisor to learn the potential tax effects of such a transaction.

         Subject to our underwriting requirements, we will permit you to make one additional cash payment within three business days of receipt at our administrative office of the proceeds from the 1035 Exchange before we finalize your Policy's specified amount.

TRANSFERS
================================================================================

GENERAL

         You or your agent/registered representative of record may make transfers among the subaccounts or from the subaccounts to the fixed account. We determine the amount you have available for transfers at the end of the valuation period when we receive your transfer request at our administrative office. We may, at any time, discontinue transfer privileges, modify our procedures, or limit the number of transfers we permit. The following features apply to transfers under the Policy:

          [X] You may make one transfer from the fixed account in a Policy year (unless you choose dollar cost averaging from the fixed account).


          [X] You may request transfers in writing (in a form we accept), by fax, by telephone to our administrative office or electronically through our website (www.tafinlife.com/vp).


          [X]  There is no minimum amount that must be transferred.

          [X] There is no minimum amount that must remain in a subaccount after a transfer.

          [X] We deduct a $25 charge from the amount transferred for each transfer in excess of 12 transfers in a Policy year.

          [X] We consider all transfers made in any one day to be a single transfer.

          [X] Transfers resulting from loans, conversion rights, reallocation of cash value immediately after the reallocation date, transfers from the fixed account, and transfers via the Internet are not treated as transfers for the purpose of the transfer charge.

          [X] Transfers under dollar cost averaging and asset rebalancing are treated as transfers for purposes of the transfer charge.


          [X] Transfers between any AVIT subaccount and any Series Fund subaccount will be processed only if you send us a written request through standard United States Postal delivery, with an original signature authorizing each transfer.


         COSTS AND MARKET TIMING/FREQUENT TRANSFERS. Professional market timing organizations and some Policy owners try to profit from various strategies called market timing; for example, switching money into investment option portfolios when they expect prices to rise and taking money out when they expect prices to fall, or switching from one investment option portfolio to another and then back again after a short period of time. As money is shifted in and out, the underlying mutual fund incurs expenses for buying and selling securities. These costs are borne by all Policy owners, including the long-term Policy owners who do not generate the costs. Frequent transfers may also impede the ability of the portfolio manager of the underlying fund to sustain the stated investment objective of the portfolio.

         The transfer privilege under the Policy is not intended to serve as a vehicle for short-term or frequent transfers. The Policy does not permit market timing/frequent transfers except among subaccounts in the Access Variable Insurance Trust. As described above, frequent transfers among investment option portfolios disrupt portfolio management in the underlying mutual fund and tend to drive fund expenses higher. We reserve the right to limit or revoke your transfer privileges and/or may not accept future premium payments from you if you engage in frequent transfer activity. We consider eight or more transfers in any three-month period to be frequent transfer activity, although we reserve the right to impose restrictions if there are less frequent transfers.

         You may only transfer values between subaccounts in the AEGON/Transamerica Series Fund, Inc. and the Access Variable Insurance Trust by sending us your written request, with original signature authorizing each transfer, through standard United States postal delivery (no overnight or other priority delivery service).


         DO NOT INVEST WITH US IN THE AEGON/TRANSAMERICA SERIES FUND, INC. IF YOU INTEND TO CONDUCT MARKET TIMING/FREQUENT TRANSFER ACTIVITY. IF YOU DO, WE WILL IMMEDIATELY NOTIFY YOU AND YOUR AGENT IN WRITING THAT ANY ADDITIONAL REQUESTS FOR TRANSFERS WILL BE SUBJECT TO CERTAIN RESTRICTIONS, INCLUDING THE PERMANENT LOSS OF ELECTRONIC TRANSFER PRIVILEGES. We consider transfers by telephone, fax, overnight mail or Internet to be "electronic" transfers.

         We may, at any time, discontinue transfer privileges, modify our procedures, or limit the number of transfers we permit.

         Your Policy, as applied for and issued, will automatically receive telephone transfer privileges unless you provide other instructions. The telephone transfer privileges allow you to give authority to the registered representative or agent of record for your Policy to make telephone transfers and to change the allocation of future payments among the subaccounts and the fixed account on your behalf according to your instructions. To make a telephone transfer, you may call us at 1-800-322-7353 Monday - Friday 8:30 a.m. - 7:00 p.m. Eastern time, or fax your instructions to 800-322-7361.

         Please note the following regarding telephone or fax transfers:

          ->   We will employ reasonable procedures to confirm that telephone instructions are genuine.
          ->   If we follow these procedures, we are not liable for any loss, damage, cost or expense from complying with telephone
               instructions we reasonably believe to be authentic. You bear the risk of any such loss.
          ->   If we do not employ reasonable confirmation procedures, we may be liable for losses due to unauthorized or fraudulent instructions.
          ->   Such procedures may include requiring forms of personal
               identification prior to acting upon telephone instructions, providing written confirmation of transactions to owners, and/or tape recording telephone instructions received from owners.
          ->   We may also require written confirmation of your order.
          ->   If you do not want the ability to make telephone transfers, you should notify us in writing at our administrative office.
          ->   Telephone or fax orders must be received at our administrative office before 4:00 p.m. Eastern time to assure same-day pricing of the transaction.
          ->   WE WILL NOT BE RESPONSIBLE FOR SAME-DAY PROCESSING OF TRANSFERS
               IF FAXED TO A NUMBER OTHER THAN 1-800-322-7361.
          ->   We will not be responsible for any transmittal problems when you fax us your order unless you report it to us within five business days and send us proof of your fax transmittal. We may discontinue this option at any time.

         We cannot guarantee that telephone and faxed transactions will always be available. For example, our offices may be closed during severe weather emergencies or there may be interruptions in telephone or fax service beyond our control. If the volume of calls is unusually high, we might not have someone immediately available to receive your order. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances.

         Online transactions may not always be possible. Telephone and computer systems, whether yours, your Internet service provider's, your agent's or Transamerica's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. If you are experiencing problems, you should make your request or inquiry in writing. You should protect your personal identification number (PIN) because self-service options will be available to your agent of record and to anyone who provides your PIN. We will not be able to verify that the person using your PIN and providing instructions online is you or one authorized by you.

         We will process any transfer order we receive at our administrative office before the NYSE closes (usually 4:00 p.m. Eastern time) using the subaccount unit value determined at the end of that session of the NYSE. If we receive the transfer order after the NYSE closes, we will process the order using the subaccount unit value determined at the close of the next regular business session of the NYSE.

FIXED ACCOUNT TRANSFERS

         You may make one transfer per Policy year from the fixed account unless you select dollar cost averaging from the fixed account. We reserve the right to require that you make the transfer request in writing. We must receive the transfer request no later than 30 days after a Policy anniversary. We will make the transfer at the end of the valuation date on which we receive the written request. The maximum amount you may transfer is limited to the greater of:

          -> 25% of the amount in the fixed account (currently we allow up to 50% of your value, but the 50% limit is not guaranteed); or
          -> the amount you transferred from the fixed account in the immediately prior Policy year.

CONVERSION RIGHTS

         If, within 24 months of your Policy date, you transfer all of your subaccount values to the fixed account, then we will not charge you a transfer fee, even if applicable. You must make your request in writing to our administrative office.

         In the event of a material change in the investment policy of any portfolio, you may transfer all subaccount values to the fixed account without a transfer charge. We must receive your request to transfer all subaccount values to the fixed account within 60 days after the effective date of the change of investment policy or the date you receive notification of such change, whichever is later.

REDUCED PAID-UP BENEFIT

         You may transfer all values from the subaccounts to the fixed account and purchase a Reduced Paid-Up Benefit without incurring a transfer charge. We must receive at our administrative office your written request for such a transfer and purchase of a Reduced Paid-Up Benefit at least 30 days before the next Policy anniversary, and will no longer permit premium payments, Policy loans, withdrawals or transfers after receiving such written request.

         The amount of the Reduced Paid-Up Benefit is based upon:

          -    net surrender value on the date this benefit takes effect;
          -    the cost of insurance rates guaranteed in your Policy; and
          -    the guaranteed interest rate for the fixed account.

         The Reduced Paid-Up Benefit amount cannot exceed the current death benefit proceeds. Any net surrender value not used to purchase the Reduced Paid-Up Benefit will be paid to you. The amount of the Reduced Paid-Up Benefit will remain level and will not be less than that required by law.

         At any time preceding the death of the insured, you may surrender the Reduced Paid-Up Benefit for its then current value based on the guaranteed cost of insurance rates and the guaranteed interest rate for the fixed account specified in the Policy.

DOLLAR COST AVERAGING

         Dollar cost averaging is an investment strategy designed to reduce the average purchase price per unit. The strategy spreads the allocation of your premium into the subaccounts over a period of time. This potentially allows you to reduce the risk of investing most of your premium into the subaccounts at a time when prices are high. The success of this strategy is not assured and depends on market trends. You should consider carefully your financial ability to continue the program over a long enough period of time to purchase units when their value is low as well as when it is high. We make no guarantee that dollar cost averaging will result in a profit or protect you against loss.

         Under dollar cost averaging, we automatically transfer a set dollar amount from the TFLIC Transamerica Money Market subaccount, the TFLIC AEGON Bond subaccount or the fixed account to a subaccount that you choose. We will make the transfers monthly as of the end of the valuation date after the first Monthiversary after the reallocation date. We will make the first transfer in the month after we receive your request at our administrative office, provided that we receive the form by the 25th day of the month.

TO START DOLLAR COST AVERAGING:           ->       you must submit a completed form to us at our administrative office requesting dollar cost averaging;
                                          ->       you must have at least $5,000 in each account from which we will make transfers;
                                          ->       your total transfers each month under dollar cost averaging must be at least $1,000; and
                                          ->       each month,  you may not transfer more than one-tenth of the amount that was in your fixed account at the beginning of dollar cost averaging.

         You may request dollar cost averaging at any time. There is no charge for dollar cost averaging. However, each transfer under dollar cost averaging counts towards your 12 free transfers each year.

DOLLAR COST AVERAGING WILL TERMINATE IF:  ->       we receive your request to cancel your participation;
                                          ->       the value in the accounts from which we make the transfers is depleted;
                                          ->       you elect to participate in the asset rebalancing program; OR
                                          ->       you elect to participate in any asset allocation services provided by a third party.

         We may modify, suspend, or discontinue dollar cost averaging at any time.

ASSET REBALANCING PROGRAM


         We also offer an asset rebalancing program under which you may transfer amounts periodically to maintain a particular percentage allocation among the subaccounts (except the AVIT subaccounts) you have selected. Cash value allocated to each subaccount will grow or decline in value at different rates. The asset rebalancing program automatically reallocates the cash value in the subaccounts at the end of each period to match your Policy's currently effective premium allocation schedule. Cash value in the fixed account and the dollar cost averaging program is not available for this program. This program does not guarantee gains. A subaccount may still have losses.


         You may elect asset rebalancing to occur on each quarterly, semi-annual or annual anniversary of the Policy date. Once we receive the asset rebalancing request form at our administrative office, we will effect the initial rebalancing of cash value on the next such anniversary, in accordance with the Policy's current premium allocation schedule. You may modify your allocations quarterly. We will credit the amounts transferred at the unit value next determined on the dates the transfers are made. If a day on which rebalancing would ordinarily occur falls on a day on which the NYSE is closed, rebalancing will occur on the next day that the NYSE is open.

TO START ASSET REBALANCING:               ->       you must submit a completed asset rebalancing request form to us at our administrative  office before the maturity date; and
                                          ->       you must have a minimum cash value of $5,000 or make a $5,000 initial premium payment.

         There is no charge for the asset rebalancing program. However, each reallocation we make under the program counts towards your 12 free transfers each year.

ASSET REBALANCING WILL CEASE IF:          ->       you elect to participate in the dollar cost averaging program;
                                          ->       we receive your request to discontinue participation at our administrative office;

                                          ->       you make any transfer to or from any subaccount other
                                                   than under a scheduled rebalancing; or

                                          ->       you elect to participate in any asset allocation services provided by a third party.

         You may start and stop participation in the asset rebalancing program at any time; but we restrict your right to re-enter the program to once each Policy year. If you wish to resume the asset rebalancing program, you must complete a new request form. We may modify, suspend, or discontinue the asset rebalancing program at any time.

THIRD PARTY ASSET ALLOCATION SERVICES

         We may provide administrative or other support services to independent third parties you authorize to conduct transfers on your behalf, or who provide recommendations as to how your subaccount values should be allocated. This includes, but is not limited to, transferring subaccount values among subaccounts in accordance with various investment allocation strategies that these third parties employ. These independent third parties may or may not be appointed Transamerica agents for the sale of Policies. Transamerica does not engage any third parties to offer investment allocation services of any type, so that persons or firms offering such services do so independent from any agency relationship they may have with Transamerica for the sale of Policies. Transamerica therefore takes no responsibility for the investment allocations and transfers transacted on your behalf by such third parties or any investment allocation recommendations made by such parties. Transamerica does not currently charge you any additional fees for providing these support services. Transamerica reserves the right to discontinue providing administrative and support services to owners utilizing independent third parties who provide investment allocation and transfer recommendations.

POLICY VALUES
================================================================================
CASH VALUE

          - Varies from day to day, depending on the investment experience of the subaccounts you choose, the interest credited to the fixed account, the charges deducted and any other Policy transactions (such as additional premium payments, transfers, withdrawals and Policy loans).
          - Serves as the starting point for calculating values under a Policy.
          - Equals the sum of all values in each subaccount and the fixed account.
          -    Is determined on the Policy date and on each valuation date.
          - Has no guaranteed minimum amount and may be more or less than premiums paid.
          - Includes any amounts held in the fixed account to secure any outstanding Policy loan.

NET SURRENDER VALUE

         The net surrender value is the amount we pay when you surrender your Policy. We determine the net surrender value at the end of the valuation period when we receive your written surrender request at our administrative office.

NET SURRENDER VALUE ON ANY VALUATION       -    the cash value as of such date; MINUS
DATE EQUALS:                               -    any surrender charge as of such date; MINUS
                                           -    any outstanding Policy loan amount; MINUS
                                           -    any accrued Policy loan interest.

SUBACCOUNT VALUE

         Each subaccount's value is the cash value in that subaccount. At the end of any valuation period, the subaccount's value is equal to the number of units that the Policy has in the subaccount, multiplied by the unit value of that subaccount.

THE NUMBER OF UNITS IN ANY SUBACCOUNT         -       the initial units purchased at unit value on the Policy date or
ON ANY VALUATION DATE EQUALS:                         reallocation date, if different; PLUS
                                              -       units purchased with additional net premium(s); PLUS
                                              -       units purchased via transfers from another
                                                      subaccount or the fixed account; MINUS
                                              -       units redeemed to pay for monthly deductions; MINUS
                                              -       units redeemed to pay for cash withdrawals; MINUS
                                              -       units redeemed as part of a transfer to another subaccount or the fixed account; MINUS
                                              -       units redeemed to pay cash withdrawal charges, decrease charges and transfer charges.

         Every time you allocate, transfer or withdraw money to or from a subaccount, we convert that dollar amount into units. We determine the number of units we credit to, or subtract from, your Policy by dividing the dollar amount of the allocation, transfer or cash withdrawal by the unit value for that subaccount next determined at the end of the valuation period on which the premium, transfer request or cash withdrawal request is received at our administrative office.

SUBACCOUNT UNIT VALUE

         The value (or price) of each subaccount unit will reflect the investment performance of the portfolio in which the subaccount invests. Unit values will vary among subaccounts. The unit value of each subaccount was originally established at $10 per unit. The unit value may increase or decrease from one valuation period to the next.

THE UNIT VALUE OF ANY                        -        the total value of the portfolio shares held in the
SUBACCOUNT AT THE END OF A                            subaccount,  including the value of any dividends or
VALUATION PERIOD IS                                   capital gains distribution declared and reinvested by the
CALCULATED AS:                                        portfolio during the valuation period.  This value is determined by multiplying  the number of portfolio  shares owned by the subaccount by the portfolio's net asset value per share determined at the end of the valuation period; MINUS
                                             -        a charge equal to the daily net assets of the subaccount
                                                      multiplied by the daily equivalent of the daily
                                                      mortality and expense risk charge; MINUS
                                             -        the accrued amount of reserve for any taxes or other economic burden resulting from applying tax laws that we determine to be properly attributable to the subaccount; AND THE RESULT DIVIDED BY
                                             -        the number of outstanding  units in the subaccount before the purchase or redemption of any units on that date.

         The portfolio in which any subaccount invests will determine its net asset value per share once daily, as of the close of the regular business session of the NYSE (usually 4:00 p.m. Eastern time) except on customary national holidays on which the NYSE is closed, which coincides with the end of each valuation period.

FIXED ACCOUNT VALUE

         On the Policy date, or the reallocation date, if different, the fixed account value is equal to the cash value allocated to the fixed account.

THE FIXED ACCOUNT VALUE AT THE END OF ANY            -        the sum of net premium(s) allocated to the fixed account;
VALUATION PERIOD IS EQUAL TO:                                 PLUS
                                                     -        any amounts transferred from a subaccount to the
                                                              fixed account; PLUS

                                                     -    total interest credited to the fixed account; MINUS
                                                     -    amounts charged to pay for monthly deductions; MINUS
                                                     -    amounts withdrawn or surrendered from the fixed account to pay for cash withdrawals; MINUS
                                                     -    amounts transferred from the fixed account to a subaccount; MINUS
                                                     -    amounts withdrawn from the fixed account to pay any
                                                          decrease charge incurred due to a decrease in specified
                                                          amount.

DEATH BENEFIT
================================================================================
DEATH BENEFIT PROCEEDS

         As long as the Policy is in force, we will pay the death benefit proceeds on an individual Policy once we receive satisfactory proof of the insured's death. We may require return of the Policy. We will pay the death benefit proceeds to the primary beneficiary(ies), if living, or to a contingent beneficiary. If each beneficiary dies before the insured and there is no contingent beneficiary, we will pay the death benefit proceeds to the owner or the owner's estate. We will pay the death benefit proceeds in a lump sum or under a payment option.

DEATH BENEFIT PROCEEDS EQUAL:       -  the death benefit (described below); MINUS
                                    -  any monthly deductions due during the grace period
                                       (if applicable); MINUS
                                    -  any outstanding loan amount and accrued loan interest;
                                       PLUS
                                    -  any additional insurance in force provided
                                       by rider.

         We may further adjust the amount of the death benefit proceeds if we contest the Policy or if you misstate the insured's age or gender.

DEATH BENEFIT

         The Policy provides a death benefit. The death benefit is determined at the end of the valuation period in which the insured dies. You must select one of the three death benefit options we offer in your application. No matter which death benefit option you choose, we guarantee that, so long as the Policy does not lapse, the death benefit will never be less than the specified amount on the date of the insured's death.

DEATH BENEFIT OPTION A              -  the current specified amount; OR
EQUALS THE GREATER OF:              -  a specified percentage called the "limitation percentage,"
                                       MULTIPLIED BY
                                    -  the cash value on the insured's date of death.

         Under Option A, your death benefit remains level unless the limitation percentage multiplied by the cash value is greater than the specified amount; then the death benefit will vary as the cash value varies.

         The limitation percentage is the minimum percentage of cash value we must pay as the death benefit under federal tax requirements. It is based on the attained age of the insured at the beginning of each Policy year. The following table indicates the limitation percentages for different ages:

            ATTAINED AGE                                                      LIMITATION PERCENTAGE
            ------------                                                      ---------------------
            40 and under                                                              250%
              41 to 45                                        250% of cash value minus 7% for each age over age 40
              46 to 50                                        215% of cash value minus 6% for each age over age 45

              51 to 55                                        185% of cash value minus 7% for each age over age 50
              56 to 60                                        150% of cash value minus 4% for each age over age 55
              61 to 65                                        130% of cash value minus 2% for each age over age 60
              66 to 70                                        120% of cash value minus 1% for each age over age 65
              71 to 75                                        115% of cash value minus 2% for each age over age 70
              76 to 90                                                                105%
              91 to 95                                        105% of cash value minus 1% for each age over age 90
            96 and older                                                              100%

         If the federal tax code requires us to determine the death benefit by reference to these limitation percentages, the Policy is described as "in the corridor." An increase in the cash value will increase our risk, and we will increase the cost of insurance we deduct from the cash value.

         Option A Illustration. Assume that the insured's attained age is under 40, there have been no withdrawals or decreases in specified amount, and that there are no outstanding loans. Under Option A, a Policy with a $100,000 specified amount will generally pay $100,000 in death benefits. However, because the death benefit must be equal to or be greater than 250% of cash value, any time the cash value of the Policy exceeds $40,000, the death benefit will exceed the $100,000 specified amount. Each additional dollar added to the cash value above $40,000 will increase the death benefit by $2.50.

         Similarly, so long as the cash value exceeds $40,000, each dollar taken out of the cash value will reduce the death benefit by $2.50. If at any time the cash value multiplied by the limitation percentage is less than the specified amount, the death benefit will equal the specified amount of the Policy reduced by the dollar value of any cash withdrawals.

DEATH BENEFIT OPTION B     -   the current specified amount; PLUS
EQUALS THE GREATER OF:         ->   the cash value on the insured's date of
                                    death; OR
                           -   the limitation percentage, MULTIPLIED BY
                               ->   the cash value on the insured's date of
                                    death.

         Under Option B, the death benefit always varies as the cash value varies.

         Option B Illustration. Assume that the insured's attained age is under 40 and that there are no outstanding loans. Under Option B, a Policy with a specified amount of $100,000 will generally pay a death benefit of $100,000 plus cash value. Thus, a Policy with a cash value of $10,000 will have a death benefit of $110,000 ($100,000 + $10,000). The death benefit, however, must be at least 250% of cash value. As a result, if the cash value of the Policy exceeds $66,667, the death benefit will be greater than the specified amount plus cash value. Each additional dollar of cash value above $66,667 will increase the death benefit by $2.50.

         Similarly, any time cash value exceeds $66,667, each dollar taken out of cash value will reduce the death benefit by $2.50. If at any time, cash value multiplied by the limitation percentage is less than the specified amount plus the cash value, then the death benefit will be the specified amount plus the cash value of the Policy.

DEATH BENEFIT OPTION C     -   death benefit Option A; OR
EQUALS THE GREATER OF:     -   the current specified amount, MULTIPLIED BY
                               ->   an age-based "factor" equal to the lesser of
                                    - 1.0 or
                                    - 0.04 TIMES (95 MINUS insured's attained
                                      age at death) (the "factor" will
                                      never be less than zero);  PLUS
                               ->     the cash value on the insured's date of
                                      death.

         Under Option C, the death benefit varies with the cash value and the insured's attained age.

         Option C--Three Illustrations.

         1. Assume that the insured is under age 40 and that there are no outstanding loans. Under Option C, a Policy with a specified amount of $100,000 and with a cash value of $10,000 will have a death benefit of $110,000 ($100,000 x the minimum of (1.0 and (0.04 x (95-40))) + $10,000). Until the insured attains age 71, this benefit is the same as the Option B benefit.

         2. Assume that the insured is attained age 75 and that there are no outstanding loans. Under Option C, a Policy with a specified amount of $100,000 and with a cash value of $22,000 will have a death benefit of $102,000 ($100,000 x the minimum of (1.0 and (0.04 x (95-75))) + $22,000).

         3. Assume that the insured is attained age 75 and that there are no outstanding loans. Under Option C, a Policy with a specified amount of $100,000 and with a cash value of $9,000 will have a death benefit equal to the specified amount of $100,000, since the calculation of $100,000 times the minimum of (1.0 and (0.04 x (95-75))) plus $9,000 is less than the specified amount.

EFFECT OF CASH WITHDRAWALS ON THE DEATH BENEFIT

         If you choose Option A, a cash withdrawal will reduce the specified amount by an amount equal to the amount of the cash withdrawal. We will not impose a decrease charge when the specified amount is decreased as a result of taking a cash withdrawal. Regardless of the death benefit option you choose, a cash withdrawal will reduce the death benefit by at least the amount of the withdrawal.

CHOOSING DEATH BENEFIT OPTIONS

         You must choose one death benefit option on your application. This is an important decision. The death benefit option you choose will have an impact on the dollar value of the death benefit, on your cash value, and on the amount of cost of insurance charges you pay.

         If you do not select a death benefit option on your application, we will assume you selected death benefit Option A and will ask you to confirm the selection of Option A in writing or choose one of the other death benefit options.

         You may find Option A more suitable for you if your goal is to increase your cash value through positive investment experience. You may find Option B more suitable if your goal is to increase your total death benefit. You may find Option C more suitable if your goal is to increase your total death benefit before you reach attained age 70, and to increase your cash value through positive investment experience thereafter.

CHANGING THE DEATH BENEFIT OPTION

         After the third Policy year, you may change your death benefit option once each Policy year if you have not increased or decreased the specified amount that year. We will notify you of the new specified amount.

         - You must send your written request to our administrative office.
         - The effective date of the change will be the Monthiversary on or following the date when we receive your request for a change.
         - You may not make a change that would decrease the specified amount below the minimum specified amount shown on your Policy schedule page.
         - There may be adverse federal tax consequences. You should consult a tax advisor before changing your Policy's death benefit option.

INCREASING/DECREASING THE SPECIFIED AMOUNT


         You may increase the specified amount once each Policy year if you have not changed the death benefit option that year. After the Policy has been in force for three years, you may decrease the specified amount once each Policy year if you have not changed the death benefit option that year. An increase or decrease in the specified amount will affect your cost of insurance charge and your minimum monthly guarantee premium, and may have adverse federal tax consequences. You should consult a tax advisor before increasing or decreasing your Policy's specified amount.


         In addition, an increase or decrease in specified amount may move the Policy into a different specified amount band, so that your overall cost of insurance rate and premium expense charge rate will change. An increase in specified amount will be treated as an additional layer of coverage with its own cost of insurance rates, surrender charges and surrender charge period. If you increase your specified amount, you will receive a new Policy schedule page showing your new minimum monthly guarantee premium and surrender charge schedule. You should consult a tax advisor before increasing or decreasing your Policy's specified amount.

CONDITIONS FOR DECREASING
THE SPECIFIED AMOUNT:      -        you must send your written request to our
                                    administrative office;

                           - you may not change your death benefit option or increase your specified amount in the same Policy year that you decrease your specified amount;

                           - you may not decrease your specified amount lower than the minimum specified amount under band 1 shown on your Policy schedule page;

                           - you may not decrease your specified amount if it would disqualify your Policy as life insurance under the Internal Revenue Code;

                           - until the later of the end of the surrender charge period or attained age 65, we may limit the amount of decrease to no more then 20% of the then current specified amount;

                           - a decrease in specified amount will take effect on the Monthiversary on or after we receive your written request; and

                           - we will assess a decrease charge against the cash value if you request a decrease in your specified amount within the first 15 Policy years (or during the 15 year period subsequent to an increase in specified amount).

CONDITIONS FOR INCREASING  -        your request must be applied for on a
THE SPECIFIED AMOUNT:               supplemental application and must include
                                    evidence of insurability satisfactory to us;

                           - an increase in specified amount requires our approval and will take effect on the Monthiversary on or after we approve your request;

                           - we may require your increase in specified amount to be at least $50,000; and

                           - you may not change your death benefit option or decrease your specified amount in the same Policy year that you increase your specified amount.

         If an increase or decrease to your Policy's specified amount causes your specified amount band to change, then we will apply the new premium expense charge and cost of insurance rates to the amounts in the new band as of the effective date of the increase or decrease in specified amount. The new minimum monthly guarantee premium is effective on the date of increase or decrease. In addition, each increase in specified amount will have its own surrender charges that apply for 15 years after any increase. This charge may significantly reduce your net surrender value.

PAYMENT OPTIONS

         There are several ways of receiving proceeds under the death benefit and surrender provisions of the Policy, other than in a lump sum.

SURRENDERS AND CASH WITHDRAWALS
================================================================================

SURRENDERS

         You must make a written request containing an original signature to surrender your Policy for its net surrender value as calculated at the end of the valuation date on which we receive your request at our administrative office. The insured must be alive, the Policy must be in force, and it must be before the maturity date when you make your written request. A surrender is effective as of the date when we receive your written request. You will incur a surrender charge if you surrender the Policy during the first 15 Policy years (or during the 15 year period subsequent to an increase in specified amount). Once you surrender your Policy, all coverage and other benefits under it cease and cannot be reinstated. We will normally pay you the net surrender value in a lump sum within seven days or under a settlement option. A surrender may have tax consequences. See Federal Income Tax Considerations.

CASH WITHDRAWALS

         After the first Policy year, you may request a cash withdrawal of a portion of your cash value subject to certain conditions.

CASH WITHDRAWAL
CONDITIONS:                -        You must send your written cash withdrawal
                                    request with an original signature to our administrative office.
                           -        We only allow one cash withdrawal per Policy
                                    year.
                           -        We may limit the amount you can withdraw to
                                    at least $500 and the remaining net
                                    surrender value following a withdrawal may not be less than $500. During the first 10
                                    Policy years, the amount of the withdrawal may be limited to no less than $500 and to no more than 10% of the net surrender value.
                                    After the 10th Policy year, the amount of a withdrawal may be limited to no less than $500 and to no more than the net surrender value less $500.
                           -        You may not take a cash withdrawal if it
                                    will reduce the specified amount below the minimum specified amount set forth in the Policy.
                           -        You may specify the subaccount(s) and the
                                    fixed account from which to make the
                                    withdrawal. If you do not specify an
                                    account, we will take the withdrawal from each account in accordance with your current premium allocation instructions.
                           -        We generally will pay a cash withdrawal
                                    request within seven days following the
                                    valuation date we receive the request at our administrative office.
                           -        We will deduct a processing fee equal to $25
                                    or 2% of the amount you withdraw, whichever is less. We deduct this amount from the withdrawal, and we pay you the balance.
                           -        You may not take a cash withdrawal that
                                    would disqualify your Policy as life
                                    insurance under the Internal Revenue Code.

                           -        A cash withdrawal may have tax consequences.


         A cash withdrawal will reduce the cash value by the amount of the cash withdrawal, and will reduce the death benefit by at least the amount of the cash withdrawal. When death benefit Option A is in effect, a cash withdrawal will reduce the specified amount by an amount equal to the amount of the cash withdrawal. This decrease in specified amount may cause your Policy to be in a lower specified amount band, so that your cost of insurance rates would be higher. You also may have to pay higher minimum monthly guarantee premiums and premium expense charges. We will not impose a decrease charge when the specified amount is decreased as a result of taking a cash withdrawal.

         When we incur extraordinary expenses, such as overnight mail expenses or wire service fees, for expediting delivery of your partial withdrawal or complete surrender payment, we will deduct that charge from the payment. We charge $20 for an overnight delivery ($30 for Saturday delivery) and $25 for wire service.

CANCELING A POLICY

         You may cancel a Policy for a refund during the "free-look period" by returning it to our administrative office, to one of our branch offices or to the agent who sold you the Policy. The free-look period expires 10 days after you receive the Policy. If you decide to cancel the Policy during the free-look period, we will treat the Policy as if it had never been issued. We will pay the refund within seven days after we receive the returned Policy at our administrative office. The amount of the refund will be the total of all premiums you paid under the Policy.

LOANS
================================================================================
GENERAL

         After the first Policy year (as long as the Policy is in force) you may borrow money from us using the Policy as the only security for the loan. We may permit a loan prior to the first anniversary for Policies issued pursuant to 1035 Exchanges. A loan that is taken from, or secured by, a Policy may have tax consequences. See Federal Income Tax Considerations.

POLICY LOANS ARE SUBJECT TO   -  we may require you to borrow at least $500;
CERTAIN CONDITIONS:              and
                              -  the maximum amount you may borrow is 90% of
                                 the net surrender value.


         When you take a loan, we will withdraw an amount equal to the requested loan from each of the subaccounts and the fixed account based on your current premium allocation instructions (unless you specify otherwise). We will transfer that amount to the loan reserve. The loan reserve is the portion of the fixed account used as collateral for a Policy loan.

         We normally pay the amount of the loan within seven days after we receive a proper loan request at our administrative office. We may postpone payment of loans under certain conditions.

         You may request a loan by telephone by calling us at 1-322-7353 Monday
- Friday 8:30 a.m. - 7:00 p.m. Eastern time. If the loan amount you request exceeds $50,000 or if the address of record has been changed within the past 10 days, we may reject your request. If you do not want the ability to request a loan by telephone, you should notify us in writing at our administrative office. You will be required to provide certain information for identification purposes when you request a loan by telephone. We may ask you to provide us with written confirmation of your request. We will not be liable for processing a loan request if we believe the request is genuine.

         You may also fax your loan request to us at 1-800-322-7361. We will not be responsible for any transmittal problems when you fax your request unless you report it to us within five business days and send us proof of your fax transmittal.

         You can repay a loan at any time while the Policy is in force. Loan repayments must be sent to our administrative office and will be credited as of the date received. WE WILL CONSIDER ANY PAYMENTS YOU MAKE ON THE POLICY TO BE PREMIUM

PAYMENTS UNLESS THE PAYMENTS ARE CLEARLY SPECIFIED AS LOAN REPAYMENTS. BECAUSE WE DO NOT APPLY THE PREMIUM EXPENSE CHARGE TO LOAN REPAYMENTS, IT IS VERY IMPORTANT THAT YOU INDICATE CLEARLY IF YOUR PAYMENT IS INTENDED TO REPAY ALL OR PART OF A LOAN.

         At each Policy anniversary, we will compare the outstanding loan amount, including accrued loan interest, to the amount in the loan reserve. We will also make this comparison any time you repay all or part of the loan, or make a request to borrow an additional amount. At each such time, if the outstanding loan amount, including accrued loan interest, exceeds the amount in the loan reserve, we will withdraw the difference from the subaccounts and the fixed account and transfer it to the loan reserve, in the same manner as when a loan is made. If the amount in the loan reserve exceeds the amount of the outstanding loan including accrued loan interest, we will withdraw the difference from the loan reserve and transfer it to the subaccounts and the fixed account in the same manner as current premiums are allocated. No charge will be imposed for these transfers, and these transfers are not treated as transfers in calculating the transfer charge. WE RESERVE THE RIGHT TO REQUIRE A TRANSFER TO THE FIXED ACCOUNT IF THE LOANS WERE ORIGINALLY TRANSFERRED FROM THE FIXED ACCOUNT.

INTEREST RATE CHARGED


         We currently charge you an effective annual interest rate on a Policy loan of 3.75% (4.0% maximum guaranteed) on each Policy anniversary. We may declare various higher or lower Policy loan interest rates. We also may apply different loan interest rates to different parts of the loan. Loan interest that is unpaid when due will be added to the amount of the loan on each Policy anniversary and will bear interest at the same rate. After the 10th Policy year, on all amounts that you have borrowed, we may apply preferred loan charged rates on an amount equal to the cash value MINUS total premiums paid (reduced by any cash withdrawals), MINUS any outstanding loan amount and MINUS any accrued loan interest. THE CURRENT PREFERRED LOAN INTEREST RATE CHARGED IS 3.00% AND IS NOT GUARANTEED. The tax consequences of preferred loans are uncertain.


LOAN RESERVE INTEREST RATE CREDITED

         We will credit the amount in the loan reserve with interest at an annual effective rate of 3.0%.

EFFECT OF POLICY LOANS


         A Policy loan reduces the death benefit proceeds and net surrender value by the amount of any outstanding loan amount, including accrued loan interest. Repaying the loan causes the death benefit proceeds and net surrender value to increase by the amount of the repayment. As long as a loan is outstanding, we hold an amount equal to the loan as of the last Policy anniversary plus any accrued interest net of any loan payments. This amount does not participate in the separate account's investment performance, may not be credited with the interest rates accruing on any unloaned portion of the fixed account, and therefore can affect the Policy's cash value and death benefit whether or not the loan is repaid. Amounts transferred from the separate account to the loan reserve will affect the value in the separate account because we credit such amounts with an interest rate declared by us rather than a rate of return reflecting the investment results of the separate account.


         We also charge interest on Policy loans at an effective annual new rate of 3.75%. Because interest is added to the amount of the Policy loan to be repaid, the size of the loan will constantly increase unless the Policy loan is repaid.

         There are risks involved in taking a Policy loan, including the potential for a Policy to lapse if projected earnings, taking into account outstanding loans, are not achieved. A Policy loan may also have possible adverse tax consequences. You should consult a tax advisor before taking out a Policy loan.

         We will notify you (and any assignee of record) if a loan causes your net surrender value to reach zero. If you do not submit a sufficient payment within 61 days from the date of the notice, your Policy may lapse.

POLICY LAPSE AND REINSTATEMENT
================================================================================
LAPSE

         Your Policy may not necessarily lapse (terminate without value) if you fail to make a planned periodic payment. However, even if you make all your planned periodic payments, there is no guarantee that your Policy will not lapse. This Policy provides a no lapse period. See below. Once your no lapse period ends, your Policy may lapse (terminate without value) if the net surrender value on any Monthiversary is less than the monthly deductions due on that day. Such lapse might occur if unfavorable investment experience, loans and cash withdrawals cause a decrease in the net surrender value, or you have not paid sufficient premiums as discussed below to offset the monthly deductions.

         If the net surrender value is not enough to pay the monthly deductions, we will mail a notice to your last known address and any assignee of record. The notice will specify the minimum payment you must pay and the final date by which we must receive the payment to prevent a lapse. We generally require that you make the payment within 61 days after the date of the notice. This 61-day period is called the GRACE PERIOD. If we do not receive the specified minimum payment by the end of the grace period, all coverage under the Policy will terminate without value.

NO LAPSE PERIOD

         This Policy provides a no lapse period. As long as you keep the no lapse period in effect, your Policy will not lapse and no grace period will begin. Even if your net surrender value is not enough to pay your monthly deduction, the Policy will not lapse so long as the no lapse period is in effect. The no lapse period will not extend beyond the no lapse date stated in your Policy. Each month we determine whether the no lapse period is still in effect.

NO LAPSE DATE     -        For a Policy issued to any insured ages
                           0-60, the no lapse date is determined by either the number of years to attained age 65 or the 20th Policy anniversary, whichever is earlier.
                  -        For a Policy issued to an insured ages 61-85, the no
                           lapse date is the fifth Policy anniversary.
                  -        The no lapse date is specified in your Policy.

EARLY TERMINATION
OF THE NO LAPSE
PERIOD            -        The no lapse period coverage will end immediately if
                           you do not pay sufficient minimum monthly guarantee premiums.
                  -        You must pay total premiums (minus withdrawals,
                           outstanding loan amounts, and any decrease charge) that equal at least:

                           -> the sum of the minimum monthly guarantee premiums in effect for each month from the Policy date up to and including the current month.

         You will lessen the risk of Policy lapse if you keep the no lapse period in effect. Before you take a cash withdrawal or a loan or decrease the specified amount or add, increase or decrease a rider you should consider carefully the effect it will have on the no lapse period guarantee.

         In addition, if you change death benefit options, increase or decrease the specified amount, or add, increase or decrease a rider, we will adjust the minimum monthly guarantee premium. See Minimum Monthly Guarantee Premium for a discussion of how the minimum monthly guarantee premium is calculated and can change.

REINSTATEMENT

         We will reinstate a lapsed Policy within three years after the lapse (and prior to the maturity date). To reinstate the Policy you must:

         - submit a written application for reinstatement to our administrative office;
         -        provide evidence of insurability satisfactory to us;
         - make a minimum premium payment sufficient to provide a net premium that is large enough to cover:

                  - three monthly deductions. (Payment of a minimum premium sufficient to provide a net premium to cover
                           (a) one monthly deduction at the time of termination, plus (b) the next two monthly deductions which will become due after the time of reinstatement.)


         The cash value of the loan reserve on the reinstatement date will be zero. Your net surrender value on the reinstatement date will equal the cash value at the time your Policy lapsed, plus any net premiums you pay at reinstatement, minus one monthly deduction and any surrender charge. The reinstatement date for your Policy will be the Monthiversary on or following the day we approve your application for reinstatement. We may decline a request for reinstatement.


FEDERAL INCOME TAX CONSIDERATIONS
===============================================================================

         The following summarizes some of the basic federal income tax considerations associated with a Policy and does not purport to be complete or to cover all situations. This discussion is not intended as tax advice. Please consult counsel or other qualified tax advisors for more complete information. We base this discussion on our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service (the "IRS"). Federal income tax laws and the current interpretations by the IRS may change.

TAX STATUS OF THE POLICY

         A Policy must satisfy certain requirements set forth in the Internal Revenue Code (the "Code") in order to qualify as a life insurance policy for federal income tax purposes and to receive the tax treatment normally accorded life insurance policies under federal tax law. Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe that this Policy should generally satisfy the applicable Code requirements. It is also uncertain whether death benefits under policies where the maturity date has been extended will be excludible from the beneficiary's gross income and whether policy cash value will be deemed to be distributed to you on the original maturity date. Such a deemed distribution may be taxable. If it is subsequently determined that a Policy does not satisfy the applicable requirements, we may take appropriate steps to bring the Policy into compliance with such requirements and we reserve the right to restrict Policy transactions in order to do so.


         In certain circumstances, owners of variable life insurance policies have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their policies due to their ability to exercise investment control over those assets. Where this is the case, the policyowners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features of the Policies, such as your flexibility to allocate premiums and cash values, have not been explicitly addressed in published rulings. We believe that the Policy does not give you investment control over separate account assets.


         In addition, the Code requires that the investments of the separate account be "adequately diversified" in order to treat the Policy as a life insurance policy for federal income tax purposes. We intend that the separate account, through the portfolios, will satisfy these diversification requirements.

         The following discussion assumes that the Policy will qualify as a life insurance policy for federal income tax purposes.

TAX TREATMENT OF POLICY BENEFITS

         In General. We believe that the death benefit under a Policy should be excludible from the beneficiary's gross income. Federal, state and local transfer, estate and other tax consequences of ownership or receipt of Policy proceeds depend on your circumstances and the beneficiary's circumstances. A tax advisor should be consulted on these consequences.


         Generally, you will not be deemed to be in constructive receipt of the cash value until there is a distribution. When distributions from a Policy occur, or when loans are taken out from or secured by a Policy (e.g., by assignment), the tax consequences depend on whether the Policy is classified as a "Modified Endowment Contract" ("MEC"). Moreover, if a loan from a Policy that is not a MEC is outstanding when the Policy is canceled or lapses, the amount of the outstanding indebtedness will be added to the amount distributed and will be taxed accordingly.


         Modified Endowment Contracts. Under the Code, certain life insurance policies are classified as MECs and receive less favorable tax treatment than other life insurance policies. The rules are too complex to summarize here, but generally depend on the amount of premiums paid during the first seven Policy years or in the seven Policy years following certain changes in the Policy. Certain changes in the Policy after it is issued could also cause the Policy to be classified as a MEC. Due to the Policy's flexibility, each Policy's circumstances will determine whether the Policy is classified as a MEC. Among other things, a reduction in benefits could cause a Policy to become a MEC. If you do not want your Policy to be classified as a MEC, you should consult a tax advisor to determine the circumstances, if any, under which your Policy would or would not be classified as a MEC.

         Upon issue of your Policy, we will notify you as to whether or not your Policy is classified as a MEC based on the initial premium we receive. If your Policy is not a MEC at issue, then you will also be notified of the maximum amount of additional premiums you can pay without causing your Policy to be classified as a MEC. If a payment would cause your Policy to become a MEC, you and your agent will be notified immediately. At that time, you will need to notify us if you want to continue your Policy as a MEC. Unless you notify us that you do want to continue your Policy as a MEC, we will refund the dollar amount of the excess premium that would cause the Policy to become a MEC.

         Distributions (other than Death Benefits) from MECs. Policies classified as MECs are subject to the following tax rules:

         - All distributions other than death benefits from a MEC, including distributions upon surrender and cash withdrawals, will be treated first as distributions of gain taxable as ordinary income. They will be treated as tax-free recovery of the owner's investment in the Policy only after all gain has been distributed. Your investment in the Policy is generally your total premium payments. When a distribution is taken from the Policy, your investment in the Policy is reduced by the amount of the distribution that is tax-free.


         - Loans taken from or secured by (e.g., by assignment) such a Policy are treated as distributions and taxed accordingly. If the Policy is part of a collateral assignment split dollar arrangement, the initial assignment as well as increases in cash value during the assignment may be distributions and taxable.


         - A 10% additional federal income tax is imposed on the amount included in income except where the distribution or loan is made when you have attained age 59 1/2 or are disabled, or where the distribution is part of a series of substantially equal periodic payments for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and the beneficiary.

         - If a Policy becomes a MEC, distributions that occur during the Policy year will be taxed as distributions from a MEC. In addition, distributions from a Policy within two years before it becomes a MEC will be taxed in this manner. This means that a distribution from a Policy that is not a MEC at the time when the distribution is made could later become taxable as a distribution from a MEC.

         Distributions (other than Death Benefits) from Policies that are not MECs. Distributions from a Policy that is not a MEC are generally treated first as a recovery of your investment in the Policy, and as taxable income after the recovery of all investment in the Policy. However, certain distributions which must be made in order to enable the Policy to continue to qualify as a life insurance policy for federal income tax purposes if Policy benefits are reduced during the first 15 Policy years may be treated in whole or in part as ordinary income subject to tax. Distributions from or loans from or secured by a Policy that is not a MEC are not subject to the 10% additional tax.


         Loans from or secured by a Policy that is not a MEC are generally not treated as distributions. Instead, such loans are treated as indebtedness. If a loan from a Policy that is not a MEC is outstanding when the Policy is surrendered or lapses, the amount of the outstanding indebtedness will be taxed as if it were a distribution at that time. The tax consequences associated with Policy loans outstanding after the first 10 Policy years with preferred loan rates are less clear and a tax advisor should be consulted about such loans.

         Multiple Policies. All MECs that we issue (or that our affiliates issue) to the same owner during any calendar year are treated as one MEC for purposes of determining the amount includible in the owner's income when a taxable distribution occurs.

         Deductibility of Policy Loan Interest. In general, interest you pay on a loan from a Policy will not be deductible. Before taking out a Policy loan, you should consult a tax advisor as to the tax consequences.

         Investment in the Policy. Your investment in the Policy is generally the sum of the premium payments you made. When a distribution from the Policy occurs, your investment in the Policy is reduced by the amount of the distribution that is tax-free.


         Withholding. To the extent that Policy distributions are taxable, they are generally subject to withholding for the recipient's federal income tax liability. The federal income tax withholding rate is generally 10% of the taxable amount of the distribution. Withholding applies only if the taxable amount of all distributions are at least $200 during a taxable year. Some states also require withholding for state income taxes. With the exception of amounts that represent eligible rollover distributions from 403(b) arrangements, which are subject to mandatory withholding of 20% for federal tax, recipients can generally elect, however, not to have tax withheld from distributions. If the taxable distributions are delivered to foreign countries, withholding will apply unless you certify to us that you are not a U.S. person residing abroad. Taxable distributions to non-resident aliens are generally subject to withholding at a 30% rate unless withholding is eliminated under an international treaty with the United States. The payment of death benefits is generally not subject to withholding.


         Policy Loans. If a loan from a Policy that is not a MEC is outstanding when the Policy is canceled or lapses, or if a loan is taken out and the Policy is a MEC, then the amount of the outstanding indebtedness will be taxed as if it were a distribution.

         Business Uses of the Policy. The Policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans and business uses of the Policy may vary depending on the particular facts and circumstances of each individual arrangement and business uses of the Policy. Therefore, if you are contemplating using the Policy in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a tax advisor as to tax attributes of the arrangement. In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses and the IRS has recently issued new guidelines on split-dollar arrangements. Any business contemplating the purchase of a new Policy or a change in an existing Policy should consult a tax advisor.

         Alternative Minimum Tax. There also may be an indirect tax upon the income in the Policy or the proceeds of a Policy under the federal corporate alternative minimum tax, if the policyowner is subject to that tax.

         Terminal Illness Accelerated Death Benefit Rider. We believe that the single-sum payment we make under this rider should be fully excludible from the gross income of the beneficiary, except in certain business contexts. You should consult a tax advisor about the consequences of adding this rider to your Policy, or requesting a single-sum payment.


         Continuation of Policy Beyond Age 100. The tax consequences of continuing the Policy beyond the insured's attained age 100 are unclear and may include taxation of the gain in the Policy at the original maturity date or taxation of the death benefit in whole or in part. You should consult a tax advisor if you intend to keep the Policy in force beyond the insured's attained age 100.

         Other Tax Considerations. The transfer of the Policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of Policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation-skipping and other taxes.


         Special Rules for Pension Plans and 403(b) Arrangements. If the Policy is purchased in connection with a section 401(a) qualified pension or profit sharing plan, including a section 401(k) plan, or in connection with a section 403(b) plan or program, federal and state and estate tax consequences could differ from those stated in this prospectus. The purchase may also affect the qualified status of the plan. You should consult a qualified tax advisor in connection with such purchase.

         Policies owned under these types of plans may be subject to the Employee Retirement Income Security Act of 1974, or ERISA, which may impose additional requirements on the purchase of policies by such plans. You should consult a qualified advisor regarding ERISA.


OTHER POLICY INFORMATION
===============================================================================

BENEFITS AT MATURITY

         If the insured is living and the Policy is in force, the Policy will mature on the Policy anniversary nearest the insured's 100th birthday. This is the maturity date. On the maturity date we will pay you the net surrender value of your Policy.

         If requested in writing at our administrative office, we will extend the maturity date if your Policy is still in force on the maturity date. Any riders in force on the scheduled maturity date will terminate on that date and will not be extended. Policy loans, partial withdrawals, and subaccount transfers may continue during the extension. Interest on any outstanding Policy loans will continue to accrue during the period for which the maturity date is extended. You must submit a written request to our administrative office for the extension between 90 and 180 days prior to the maturity date.

         If you had previously selected death benefit Option B or C, we will change the death benefit to Option A. Subsequent changes to the Option Type will not be allowed. On each valuation date, we will adjust the specified amount to equal the cash value, and the limitation percentage will be 100%. We will not permit you to make additional premium payments unless it is required to prevent the Policy from lapsing. We will waive all future monthly deductions. We will continue mortality and expense charges, service charges, net premium factors, Policy loan interest and withdrawal processing fees.

         The tax consequences of extending the maturity date beyond the 100th birthday of the insured are uncertain, and may include taxation of the gain in the Policy at the original maturity date or taxation of the death benefit in whole or in part. You should consult a tax advisor as to those consequences.

PAYMENTS WE MAKE


         We usually pay the amounts of any surrender, cash withdrawal, death benefit proceeds, or settlement options within seven calendar days after we receive all applicable written notices and/or due proofs of death at our administrative office. However, we can postpone such payments if:


         - the NYSE is closed, other than customary weekend and holiday closing, or trading on the NYSE is restricted as determined by the SEC; or
         - the SEC permits, by an order, the postponement for the protection of policyowners; or
         - the SEC determines that an emergency exists that would make the disposal of securities held in the separate account or the determination of their value not reasonably practicable.

         If you have submitted a recent check or draft, we have the right to defer payment of surrenders, cash withdrawals, death benefit proceeds, or payments under a settlement option until such check or draft has been honored. We also reserve the right to defer payment of transfers, cash withdrawals, death benefit proceeds, or surrenders from the fixed account for up to six months.

         If mandated under applicable law, we may be required to reject a premium payment and/or block a policyowner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans or death benefits until instructions are received from the appropriate regulators. We may also be required to provide additional information about you or your account to governmental regulators.


SPLIT DOLLAR ARRANGEMENTS

         You may enter into a split dollar arrangement with another owner or another person(s) whereby the payment of premiums and the right to receive the benefits under the Policy (i.e., cash surrender value of insurance proceeds) are split between the parties. There are different ways of allocating these rights.

         For example, an employer and employee might agree that under a Policy on the life of the employee, the employer will pay the premiums and will have the right to receive the cash surrender value. The employee may designate the beneficiary to receive any insurance proceeds in excess of the cash surrender value. If the employee dies while such an arrangement is in effect, the employer would receive from the insurance proceeds the amount that he would have been entitled to receive upon surrender of the Policy and the employee's beneficiary would receive the balance of the proceeds.

         No transfer of Policy rights pursuant to a split dollar arrangement will be binding on us unless in writing and received by us at our administrative office. Split dollar arrangements may have tax consequences. You should consult a tax advisor before entering into a split dollar arrangement.

         On July 30, 2002, President Bush signed into law significant accounting and corporate governance reform legislation, known as the Sarbanes-Oxley Act of 2002 (the "Act"). The Act prohibits, with limited exceptions, PUBLICLY-TRADED companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or through a subsidiary, many types of personal loans to their directors or executive officers. It is possible that this prohibition may be interpreted as applying to split-dollar life insurance policies for directors and executive officers of such companies, since such insurance arguably can be viewed as involving a loan from the employer for at least some purposes.

         Although the prohibition on loans of publicly-traded companies is generally effective as of July 30, 2002, there is an exception for loans outstanding as of the date of enactment, so long as there is no material modification to the loan terms and the loan is not renewed after July 30, 2002. Any affected business contemplating the payment of a premium on an existing Policy, or the purchase of a new Policy, in connection with a split-dollar life insurance arrangement should consult legal counsel.

         In addition, the IRS recently issued guidance that affects the tax treatment of split-dollar arrangements and the Treasury Department recently issued proposed regulations that, if finalized, would significantly affect the tax treatment of such arrangements. The IRS guidance and the proposed regulations affect all split dollar arrangements, not just those involving publicly-traded companies. Consult your qualified tax advisor with respect to the effect of this current and proposed guidance on your split dollar policy.

POLICY TERMINATION

         Your Policy will terminate on the earliest of:

         -        the maturity date;                 -        the end of the grace period; or
         -        the date the insured dies;         -        the date the Policy is surrendered.

SUPPLEMENTAL BENEFITS (RIDERS)
================================================================================

         The following supplemental benefits (riders) are available and may be added to a Policy. Monthly charges for these riders are deducted from cash value as part of the monthly deduction. The riders available with the Policies do not build cash value and provide benefits that do not vary with the investment experience of the separate account. For purposes of the riders, the primary insured is the person insured under the Policy. Adding these supplemental benefits to an existing Policy or canceling them may have tax consequences and you should consult a tax advisor before doing so.

CHILDREN'S INSURANCE RIDER

         This rider provides a face amount on the primary insured's children. Our current minimum face amount for this rider for issue ages 15 days - 18 years of age is $5,000. The maximum face amount is $20,000. At the age of 25 or upon the death of the primary insured, whichever happens first, this rider may be converted to a new policy with a maximum face amount of up to five times the face amount of the rider. We will pay a death benefit once we receive proof that the insured child died while both the rider and coverage were in force for that child. If the primary insured dies while the rider is in force, we will terminate the rider 31 days after the death, and we will offer a separate life insurance policy to each insured child.

ACCIDENTAL DEATH BENEFIT RIDER

         Our current minimum face amount for this rider for issue ages 15-59 is $10,000. The maximum face amount available for this rider is $150,000 (up to 150% of specified amount).

         Subject to certain limitations, we will pay a face amount if the primary insured's death results solely from accidental bodily injury where:

         - the death is caused by external, violent, and accidental means;

         -        the death occurs within 90 days of the accident; and

         -        the death occurs while the rider is in force.

         The rider will terminate on the earliest of:

         - the Policy anniversary nearest the primary insured's 70th birthday;

         -        the date the Policy terminates; or

         - the Monthiversary when the rider terminates at the owner's request.

OTHER INSURED RIDER

         This rider insures the spouse or life partner and/or dependent children of the primary insured. Subject to the terms of the rider, we will pay the face amount of the rider to the primary insured. Our current minimum face amount for this rider for issue ages 0-70 is $10,000. The maximum face amount is the lesser of $500,000 or the amount of coverage on the primary insured. The maximum number of Other Insured Riders that is allowed on any one Policy is five (5). We will pay the rider's face amount when we receive proof at our administrative office of the other insured's death. On any Monthiversary while the rider is in force, you may convert it to a new policy on the other insured's life (without evidence of insurability).

CONDITIONS TO CONVERT THE RIDER:    -        your request must be in writing and
                                             sent to our administrative office;

                                    -        the rider has not reached the
                                             anniversary nearest to the other
                                             insured's 70th birthday;

                                    -        the new policy is any permanent
                                             insurance policy that we currently
                                             offer;

                                    -        subject to the minimum specified
                                             amount required for the new policy,
                                             the amount of the insurance under
                                             the new policy will equal the face
                                             amount in force under the rider as
                                             long as it meets the minimum face
                                             amount requirements of the original
                                             Policy; and

                                    -        we will base your premium on the
                                             other insured's rate class under
                                             the rider.

TERMINATION OF THE RIDER:          The rider will terminate on the earliest of:

                                    -        the maturity date of the Policy;

                                    -        the anniversary nearest to the
                                             other insured's 79th birthday;

                                    -        the date the Policy terminates for
                                             any reason except for death of the
                                             primary insured;

                                    -        31 days after the death of the
                                             primary insured;

                                    -        the date of conversion of this
                                             rider; or

                                    -        the Monthiversary on which the
                                             rider is terminated upon written
                                             request by the owner.

PRIMARY INSURED RIDER ("PIR")

         Under the PIR, we provide term insurance coverage on a different basis from the coverage in your Policy.

FEATURES OF PIR:                    -        the rider increases the Policy's
                                             death benefit by the rider's face
                                             amount;

                                    -        the rider may be purchased from
                                             issue ages 0-70;

                                    -        the rider terminates on the
                                             anniversary nearest to the
                                             insured's 79th birthday;

                                    -        the minimum purchase amount for the
                                             rider for issue ages 0-70 is
                                             $25,000. There is no maximum
                                             purchase amount;

                                    -        we do not assess any additional
                                             surrender charge for the rider;

                                    -        generally PIR coverage costs less
                                             than the insurance coverage under
                                             the Policy, but has no cash value;

                                    -        you may cancel or reduce your rider
                                             coverage without decreasing your
                                             Policy's specified amount; and

                                    -        you may generally decrease your
                                             specified amount without reducing
                                             your rider coverage.

CONDITIONS TO CONVERT THE RIDER:

                                    -        your request must be in writing and
                                             sent to our administrative office;

                                    -        the rider has not reached the
                                             anniversary nearest to the primary
                                             insured's 70th birthday;

                                    -        the new policy is any permanent
                                             insurance policy that we currently
                                             offer;

                                    -        subject to the minimum specified
                                             amount required for the new policy,
                                             the amount of the insurance under
                                             the new policy will equal the
                                             specified amount in force under the
                                             rider as long as it meets the
                                             minimum specified amount
                                             requirements of a Base Policy; and

                                    -        we will base your premium on the
                                             primary insured's rate class under
                                             the rider.

         It may cost you less to reduce your PIR coverage than to decrease your Policy's specified amount, because we do not deduct a surrender charge in connection with your PIR. It may cost you more to keep a higher specified amount under the Base Policy, because the specified amount may have a cost of insurance that is higher than the cost of the same amount of coverage under your PIR.

         You should consult your registered representative to determine if you would benefit from PIR. We may discontinue offering PIR at any time. We may also modify the terms of this rider for new policies.

TERMINAL ILLNESS ACCELERATED DEATH BENEFIT RIDER

         This rider allows us to pay all or a portion of the death benefit once we receive satisfactory proof that the insured is ill and has a life expectancy of one year or less. A doctor must certify the insured's life expectancy.


         We will pay a "single-sum benefit" equal to:

         -        the death benefit on the date we pay the single-sum benefit;
                  multiplied by

         - the election percentage of the death benefit you elect to receive; divided by

         - 1 + i ("i" equals the current yield on 90-day Treasury bills or the Policy loan interest rate, whichever is greater) ("discount factor"); minus

         - any indebtedness at the time we pay the single-sum benefit, multiplied by the election percentage.


         The maximum terminal illness death benefit used to determine the single-sum benefit as defined above is equal to:

         - the death benefit available under the Policy once we receive satisfactory proof that the insured is terminally ill; plus

         -        the benefit available under any PIR in force.

         -        a single-sum benefit may not be greater than $500,000.

         The election percentage is a percentage that you select. It may not be greater than 100%.

         We will not pay a benefit under the rider if the insured's terminal condition results from self-inflicted injuries that occur during the period specified in your Policy's suicide provision.

         The rider terminates at the earliest of:

         -        the date the Policy terminates;

         -        the date a settlement option takes effect;

         -        the date we pay a single-sum benefit; or

         -        the date you terminate the rider.


         We do not assess an administrative charge for this rider; however, we do reduce the single sum benefit by a discount factor to compensate us for lost income due to the early payment of the death benefit. The tax consequences of adding this rider to an existing Policy or requesting payment under the rider are uncertain and you should consult a tax advisor before doing so.


ADDITIONAL INFORMATION
================================================================================

SALE OF THE POLICIES

         We will pay sales commissions to our life insurance agents who are registered representatives of broker-dealers. Other payments may be made for other services related to sale of the Policies.

         We have entered into a distribution agreement with AFSG Securities Corporation ("AFSG") for the distribution and sale of the Policies. AFSG is affiliated with us. AFSG may sell the Policies by entering into selling agreements with other broker-dealers who in turn may sell the Policies through their sales representatives.

         See "Sale of the Policies" in the SAI for more information concerning compensation paid for the sale of Policies.

LEGAL PROCEEDINGS

         Transamerica, like other life insurance companies, is involved in lawsuits, including class action lawsuits. In some lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, at the present time, it appears that there are no pending or threatened lawsuits that are likely to have a material adverse impact on the separate account, on AFSG's ability to perform under its principal underwriting agreement, or on Transamerica's ability to meet its obligations under the Policy.

FINANCIAL STATEMENTS

         The financial statements of AUSA Life Insurance Company, Inc. and the separate account are included in the SAI.

PERFORMANCE DATA
================================================================================

RATES OF RETURN


         The average rates of return in Table 1 reflect each subaccount's actual historical investment performance. We do not show performance for subaccounts in operation for less than six months. This information does not represent or project future investment performance.


         Some portfolios began operation before their corresponding subaccount. For these portfolios, we have included in Table 2 below adjusted portfolio performance from the portfolio's inception date. The adjusted portfolio performance is designed to show the performance that would have resulted if the subaccount had been in operation during the time the portfolio was in operation.

         The numbers reflect the annual mortality and expense risk charge, investment management fees and direct fund expenses.

         These rates of return do not reflect other charges that are deducted under the Policy or from the separate account (such as the premium expense charge, monthly deduction or the surrender charge). IF THESE CHARGES WERE DEDUCTED, PERFORMANCE WOULD BE SIGNIFICANTLY LOWER. These rates of return are not estimates, projections or guarantees of future performance.

         We also show below comparable figures for the unmanaged Standard & Poor's Index of 500 Common Stocks ("S&P 500"), a widely used measure of stock market performance. The S&P 500 does not reflect any deduction for the expenses of operating and managing an investment portfolio.

                                     TABLE 1
                     AVERAGE ANNUAL SUBACCOUNT TOTAL RETURN
                   FOR THE PERIODS ENDED ON DECEMBER 31, 2002


                                                                                                 10 YEARS       SUBACCOUNT
                                                                                                    OR           INCEPTION
SUBACCOUNT                                        1 YEAR            3 YEARS       5 YEARS        INCEPTION         DATE
----------                                        ------            -------       -------        ---------         ----
TFLIC Van Kampen Emerging Growth........          (33.66%)          (27.36%)         N/A          (10.18%)       06/28/99
TFLIC T. Rowe Price Small Cap...........          (28.00%)          (16.39%)         N/A           (7.75%)       06/28/99
TFLIC PBHG Mid Cap Growth...............          (29.03%)          (27.42%)         N/A          (11.19%)       06/28/99
TFLIC Alger Aggressive Growth...........          (34.98%)          (28.44%)         N/A          (15.11%)       06/28/99
TFLIC Third Avenue Value................          (12.66%)            7.26%          N/A           10.04%        06/28/99
TFLIC American Century International....          (21.89%)          (20.67%)         N/A          (12.92%)       06/28/99
TFLIC Janus Global......................          (26.69%)          (22.91%)         N/A           (9.70%)       06/28/99

TFLIC Great Companies -
     Technology(SM).....................          (38.67%)              N/A          N/A          (46.61%)       09/01/00
TFLIC Janus Growth+.....................          (30.55%)          (29.66%)         N/A          (18.59%)       06/28/99
TFLIC Marsico Growth....................          (26.64%)          (17.12%)         N/A          (10.41%)       06/28/99
TFLIC GE U.S. Equity....................          (20.52%)          (10.97%)         N/A           (7.47%)       06/28/99
TFLIC Great Companies - America(SM).....          (21.40%)              N/A          N/A          (12.13%)       09/01/00
TFLIC Salomon All Cap...................          (25.39%)           (3.99%)         N/A           (0.83%)       06/28/99
TFLIC Dreyfus Mid Cap...................          (13.50%)           (2.69%)         N/A           (1.02%)       06/28/99
TFLIC PBHG/NWQ Value Select.............          (14.98%)           (1.88%)         N/A           (3.50%)       06/28/99
TFLIC T. Rowe Price Equity Income.......          (19.54%)           (5.94%)         N/A           (6.71%)       06/28/99
TFLIC Transamerica Value Balanced.......          (14.59%)            0.25%          N/A           (1.44%)       06/28/99
TFLIC LKCM Strategic Total Return.......          (11.35%)           (6.41%)         N/A           (3.62%)       06/28/99
TFLIC Clarion Real Estate Securities....            2.67%            13.23%          N/A            8.46%        06/28/99
TFLIC Federated Growth & Income.........            0.06%            13.67%          N/A            9.33%        06/28/99
TFLIC AEGON Bond+.......................            8.99%             8.66%          N/A            7.48%        06/28/99
TFLIC Transamerica Money Market(1) +....            0.54%             2.91%          N/A            3.10%        06/28/99
TFLIC Great Companies - Global(2).......          (22.21%)              N/A          N/A          (22.88%)       09/01/00
TFLIC Munder Net50......................          (38.97%)          (23.60%)         N/A          (17.63%)       06/28/99
TFLIC Janus Balanced....................            N/A                 N/A          N/A           (5.67%)       05/01/02
TFLIC Asset Allocation - Conservative
        Portfolio.......................            N/A                 N/A          N/A           (9.65%)       05/01/02
TFLIC Asset Allocation - Moderate
        Portfolio ......................            N/A                 N/A          N/A          (12.43%)       05/01/02
TFLIC Asset Allocation - Moderate
       Growth Portfolio.................            N/A                 N/A          N/A          (15.31%)       05/01/02
TFLIC Asset Allocation - Growth
        Portfolio.......................            N/A                 N/A          N/A          (18.79%)       05/01/02
TFLIC Transamerica Convertible
       Securities.......................            N/A                 N/A          N/A           (7.36%)       05/01/02
TFLIC PIMCO Total Return................            N/A                 N/A          N/A            5.56%        05/01/02
TFLIC Transamerica Equity...............            N/A                 N/A          N/A          (14.69%)       05/01/02
TFLIC Transamerica Growth
        Opportunities...................            N/A                 N/A          N/A          (20.84%)       05/01/02
TFLIC Transamerica U.S. Government
        Securities......................            N/A                 N/A          N/A            4.65%        05/01/02
TFLIC J.P. Morgan Enhanced Index........            N/A                 N/A          N/A          (18.85%)       05/01/02
TFLIC Capital Guardian Value............            N/A                 N/A          N/A          (20.90%)       05/01/02
TFLIC Capital Guardian U.S. Equity......            N/A                 N/A          N/A          (19.63%)       05/01/02
VIP Equity-Income Portfolio.............          (22.70%)              N/A          N/A          (23.22%)       09/01/00
VIP Contrafund(R)Portfolio..............          (10.41%)              N/A          N/A          (13.67%)       09/01/00
VIP Growth Opportunities Portfolio......          (17.89%)              N/A          N/A           (8.89%)       09/01/00
S&P 500+................................          (23.37%)          (15.70%)     (1.94%)           (7.28%)       10/02/86

+        Shows ten year performance.

(1) The current yield more closely reflects the current earnings of the subaccount than the total return. An investment in this subaccount is not insured or guaranteed by the FDIC. While this subaccount's investment in shares of the underlying portfolio seeks to preserve its value at $1.00 per share, it is possible to lose money by investing in this subaccount.

         Because the TFLIC MFS High Yield, Potomac Dow 30 Plus Portfolio, Potomac OTC Plus Portfolio, Access U.S. Government Money Market Portfolio and Wells S&P REIT Index Portfolio subaccounts did not commence operations until May 1, 2003, the above Table does not show rate of returns for these subaccounts.

                                     TABLE 2
            ADJUSTED HISTORICAL PORTFOLIO AVERAGE ANNUAL TOTAL RETURN
                   FOR THE PERIODS ENDED ON DECEMBER 31, 2002



                                                                                                 10 YEARS        PORTFOLIO
                                                                                                    OR           INCEPTION
PORTFOLIO                                         1 YEAR            3 YEARS       5 YEARS        INCEPTION         DATE
---------                                         ------            -------       -------        ---------         ----

Van Kampen Emerging Growth..............          (33.66)%          (27.37)%       1.18%            9.69%        03/01/93
T. Rowe Price Small Cap.................          (28.00)%          (16.39)%         N/A           (5.76)%       05/03/99
PBHG Mid Cap Growth.....................          (29.03)%          (27.42)%         N/A          (10.12)%       05/03/99
Alger Aggressive Growth.................          (34.98)%          (28.45)%     (2.00)%            5.71%        03/01/94
Third Avenue Value......................          (12.66)%            7.25%          N/A            5.49%        01/02/98
American Century International..........          (21.89)%          (20.67)%     (7.12)%           (4.98)%       01/02/97
Janus Global............................          (26.69)%          (22.92)%       0.01%            9.23%        12/03/92
Great Companies--Technology(SM).........          (38.67)%             N/A           N/A          (39.92)%       05/01/00
Janus Growth+...........................          (30.55)%          (29.66)%     (2.14)%            5.25%        10/02/86
Marsico Growth..........................          (26.64)%          (17.12)%         N/A          (10.55)%       05/03/99
GE U.S. Equity..........................          (20.52)%          (10.97)%       0.16%            4.06%        01/02/97
Great Companies--America(SM)............          (21.40)%             N/A           N/A           (9.17)%       05/01/00
Salomon All Cap.........................          (25.39)%           (3.99)%         N/A            0.45%        05/03/99
Dreyfus Mid Cap.........................          (13.50)%           (2.69)%         N/A           (0.50)%       05/03/99
PBHG/NWQ Value Select...................          (14.98)%           (1.89)%     (0.95)%            4.37%        05/01/96
T. Rowe Price Equity Income.............          (19.54)%           (5.95)          N/A           (7.03)%       05/03/99
Transamerica Value Balanced.............          (14.59)%            0.24%        0.22%            5.87%        01/03/95
LKCM Strategic Total Return.............          (11.35)%           (6.42)%     (0.22)%            6.55%        03/01/93
Clarion Real Estate Securities..........            2.67%            13.22%          N/A            3.42%        05/01/98
Federated Growth & Income...............            0.06%            13.66%        7.26%            9.78%        03/01/94
AEGON Bond+.............................            8.99%             8.65%        5.97%            6.13%        10/02/86
Transamerica Money Market(1) +..........            0.54%             2.91%        3.34%            3.36%        10/02/86
Great Companies--Global(l2).............          (22.21)%             N/A           N/A          (22.87)%       09/01/00
Munder Net50............................          (38.97)%             (23.70)%      N/A          (16.34)%       05/03/99
Janus Balanced..........................               N/A             N/A           N/A           (5.67)%       05/01/02
Asset Allocation - Conservative
     Portfolio..........................               N/A             N/A           N/A           (9.65)%       05/01/02
Asset Allocation - Moderate Portfolio...               N/A             N/A           N/A          (12.43)%       05/01/02
Asset Allocation - Moderate Growth
     Portfolio..........................               N/A             N/A           N/A          (15.31)%       05/01/02
Asset Allocation - Growth Portfolio.....               N/A             N/A           N/A          (18.79)%       05/01/02
Transamerica Convertible Securities.....               N/A             N/A           N/A           (7.36)%       05/01/02
PIMCO Total Return......................               N/A             N/A           N/A            5.56%        05/01/02
Transamerica Equity(3) +................          (22.94)%          (17.43)%       1.77%           14.76%        02/26/69
Transamerica Growth Opportunities(2)(4).          (15.08)%             N/A           N/A           (3.44)%       05/02/01
Transamerica U.S. Government
     Securities(8)......................            4.86%             6.04%        4.50%            5.16%        05/13/94
J.P. Morgan Enhanced Index(5)...........          (25.27)%          (16.83)%     (2.58)%            1.23%        05/02/97
Capital Guardian Value(6)...............          (21.41)%           (4.58)%     (2.31)%            6.92%        05/27/93
Capital Guardian U.S. Equity(7).........          (24.49)%             N/A           N/A          (13.26)%       10/09/00
MFS High Yield..........................            1.15%            (0.75)%         N/A          (0.26)%        06/01/98
VIP Equity-Income Portfolio.............          (17.90)%           (6.16)%     (0.77)%            8.69%        10/09/86
VIP Contrafund(R)Portfolio...............         (10.41)%          (10.47)%       2.60%           11.13%        01/03/95
VIP Growth Opportunities Portfolio......          (22.54)%          (18.71)%     (7.31)%            3.89%        01/03/95
S&P 500+................................          (23.37)%          (15.70)%     (1.94)%           (7.28)%       10/02/86

+        Shows ten year performance.

(1) The current yield more closely reflects the current earnings of the subaccount than the total return. An investment in this subaccount is not insured or guaranteed by the FDIC. While this subaccount's investment in shares of the underlying portfolio seeks to preserve its value at $1.00 per share, it is possible to lose money by investing in this subaccount.

(2)      Not annualized.

(3) The historical financial information for periods prior to May 1, 2002 has been derived from the financial history of the predecessor portfolio, Growth Portfolio of Transamerica Variable Insurance Fund, Inc.

(4) The historical financial information for periods prior to May 1, 2002 has been derived from the financial history of the predecessor portfolio, Small Company Portfolio of Transamerica Variable Insurance Fund, Inc.

(5) The historical financial information for periods prior to May 1, 2002 has been derived from the financial history of the predecessor portfolio, Endeavor Enhanced Index Portfolio of Endeavor Series Trust.

(6) The historical financial information for periods prior to May 1, 2002 has been derived from the financial history of the predecessor portfolio, Capital Guardian Value Portfolio of Endeavor Series Trust.

(7) The historical financial information for periods prior to May 1, 2002 has been derived from the financial history of the predecessor portfolio, Capital Guardian U.S. Equity Portfolio of Endeavor Series Trust.

(8) The historical financial information for periods prior to May 1, 2002 has been derived from the financial history of the predecessor portfolio, Dreyfus U.S. Government Securities Portfolio of Endeavor Series Trust.

         Because the Potomac Dow 30 Plus Portfolio, Potomac OTC Plus Portfolio, Access U.S. Government Money Market Portfolio and Wells S&P REIT Index Portfolio did not commence operations until May 1, 2003, the above Table does not show rate of returns for these portfolios.


NET INVESTMENT RETURN OF THE SEPARATE ACCOUNT

         Table 3 below is included to comply with Regulation 77 of the Codes, Rules and Regulations of the State of New York. The Table shows the year-by-year net investment returns of the subaccounts of the separate account for the past ten years or, if shorter, since the inception of each subaccount.

         The net investment returns reflect investment income and capital gains and losses, less investment management fees and expenses and the mortality and expense risk charge. The returns do not reflect the cost of insurance charge, the premium expense charge, the monthly policy charge, the charges for any optional benefits, or potential surrender charges, all of which will significantly reduce the returns.

         Returns are not annualized for periods under one year.

                                     TABLE 3
                       STATEMENT OF NET INVESTMENT RETURNS
                         FOR THE YEAR ENDED DECEMBER 31



                                                                                                                   SUBACCOUNT
                                                                                                                    INCEPTION
SUBACCOUNT                                                   2002         2001         2000          1999             DATE
----------                                                   ----       ---------    --------       ------          --------
TFLIC Munder Net50..........................................(38.97%)      (26.09%)     (1.15%)        N/A             06/28/99
TFLIC Van Kampen Emerging Growth............................(33.66%)      (33.83%)    (12.70%)        N/A             06/28/99
TFLIC T. Rowe Price Small Cap...............................(28.00%)      (10.52%)     (9.27%)        N/A             06/28/99
TFLIC PBHG Mid Cap Growth...................................(29.03%)      (36.50%)    (15.16%)        N/A             06/28/99
TFLIC Alger Aggressive Growth...............................(34.98%)      (17.20%)    (31.94%)        N/A             06/28/99
TFLIC Third Avenue Value....................................(12.66%)        5.22%     (34.26%)        N/A             06/28/99
TFLIC American Century International........................(21.89%)      (24.12%)    (15.75%)        N/A             06/28/99
TFLIC Janus Global                                          (26.69%)      (23.53%)      1.89%         N/A             06/28/99
TFLIC Great Companies-- Global(2)...........................(22.21%)      (17.58%)       N/A          N/A             09/01/00
TFLIC Great Companies-- Technology(SM)......................(38.67%)      (37.51%)       N/A          N/A             09/01/00
TFLIC Janus Growth..........................................(30.55%)      (28.85%)    (29.58%)        N/A             06/28/99
TFLIC Marsico Growth........................................(26.64%)      (14.86%)     (8.84%)        N/A             06/28/99
TFLIC GE U.S. Equity........................................(20.52%)       (9.69%)     (1.67%)        N/A             06/28/99
TFLIC Great Companies-- America(SM).........................(21.40%)      (12.98%)       N/A          N/A             09/01/00


TFLIC Salomon All Cap.......................................(25.39%)        1.18%      17.24%         N/A             06/28/99
TFLIC Dreyfus Mid Cap.......................................(13.50%)       (4.80%)     11.91%         N/A             06/28/99
TFLIC PBHG/NWQ Value Select.................................(14.98%)       (2.68%)     14.17%         N/A             06/28/99
TFLIC T. Rowe Price Equity Income...........................(19.54%)       (5.02%)      8.89%         N/A             06/28/99
TFLIC Transamerica Value Balanced...........................(14.59%)        1.55%      16.16%         N/A             06/28/99
TFLIC LKCM Strategic Total Return...........................(11.35%)       (3.06%)     (4.62%)        N/A             06/28/99
TFLIC Clarion Real Estate Securities........................  2.67%        10.06%      28.46%         N/A             06/28/99
TFLIC Federated Growth & Income.............................  0.06%        14.67%      28.01%         N/A             06/28/99
TFLIC AEGON Bond............................................  8.99%         7.11%       9.90%         N/A             06/28/99
TFLIC Transamerica Money Market(1)..........................  0.54%         3.06%       5.17%         N/A             06/28/99
TFLIC Janus Balanced..........................................N/A           N/A         N/A           N/A             05/01/02
TFLIC Asset Allocation - Conservative Portfolio...............N/A           N/A         N/A           N/A             05/01/02
TFLIC Asset Allocation - Moderate Portfolio...................N/A           N/A         N/A           N/A             05/01/02
TFLIC Asset Allocation - Moderate Growth Portfolio............N/A           N/A         N/A           N/A             05/01/02
TFLIC Asset Allocation - Growth Portfolio.....................N/A           N/A         N/A           N/A             05/01/02
TFLIC Transamerica Convertible Securities.....................N/A           N/A         N/A           N/A             05/01/02
TFLIC PIMCO Total Return......................................N/A           N/A         N/A           N/A             05/01/02
TFLIC Transamerica Equity.....................................N/A           N/A         N/A           N/A             05/01/02
TFLIC Transamerica Growth Opportunities.......................N/A           N/A         N/A           N/A             05/01/02
TFLIC Transamerica U.S. Government Securities.................N/A           N/A         N/A           N/A             05/01/02
TFLIC J.P. Morgan Enhanced Index..............................N/A           N/A         N/A           N/A             05/01/02
TFLIC Capital Guardian Value..................................N/A           N/A         N/A           N/A             05/01/02
TFLIC Capital Guardian U.S. Equity............................N/A           N/A         N/A           N/A             05/01/02
Fidelity VIP Equity-Income Portfolio........................(17.89%)        (6.07%)     N/A           N/A             05/01/00
Fidelity VIP Contrafund Portfolio...........................(10.41%)       (13.25%)     N/A           N/A             05/01/00
Fidelity VIP Growth Opportunities Portfolio.................(22.70%)       (15.40%)     N/A           N/A             05/01/00
S&P 500.....................................................(23.37%)       (11.89%)    (9.08%)       21.04%           12/31/90


(1) The current yield more closely reflects current earnings of the subaccount than the total return. An investment in this subaccount is not insured by the FDIC. While this subaccount's investment in shares of the underlying portfolio seeks to preserve its value at $1.00 per share, it is possible to lose money by investing in this subaccount.


         Because the TFLIC MFS High Yield, Potomac Dow 30 Plus Portfolio, Potomac OTC Plus Portfolio, Access U.S. Government Money Market Portfolio and Wells S&P REIT Index Portfolio subaccounts did not commence operations until May 1, 2003, the above Table does not show net investment returns for these subaccounts.

         The annualized yield for the TFLIC Transamerica Money Market subaccount for the seven days ended December 31, 2002 was 0.24%.


         Additional information regarding the investment performance of the portfolios appears in the fund prospectuses, which accompany this prospectus.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Glossary
The Policy - General Provisions
       Ownership Rights
       Our Right to Contest the Policy
       Suicide Exclusion
       Misstatement of Age or Gender
       Modifying the Policy
       Mixed and Shared Funding
       Addition, Deletion, or Substitution of Investments
Additional Information
       Settlement Options

       Additional Information about Transamerica and the Separate Account Legal Matters
       Variations in Policy Provisions
       Personalized Illustrations of Policy Benefits
       Sale of the Policies
       Report to Owners
       Records
       Independent Auditors
       Experts
       Financial Statements
Underwriters
       Underwriting Standards
IMSA
Performance Data
       Other Performance Data in Advertising Sales Literature
       Transamerica's Published Ratings
Index to Financial Statements
       AUSA Series Life Account
       AUSA Life Insurance Company, Inc.

GLOSSARY
===============================================================================

accounts The options to which you can allocate your money. The accounts include the fixed account and the subaccounts in the separate account.

administrative    office Our administrative office and mailing address
                  is P.O. Box 9054, Clearwater, Florida 33758-9054. Our street address is 570 Carillon Parkway, St. Petersburg, Florida
                  33716. Our phone number is 1-800-322-7353. Our hours are Monday - Friday from 8:30 a.m. - 7:00 p.m. Eastern time. ALL
                  PREMIUM PAYMENTS, LOAN REPAYMENTS, CORRESPONDENCE AND NOTICES
                  SHOULD BE SENT TO THIS ADDRESS.

attained age      The issue age of the person insured, plus the number of
                  completed years since the Policy date (for the initial specified amount) or the date of each increase in specified amount.


Base Policy       The TFLIC Freedom Elite Builder variable life insurance policy without any supplemental riders.


beneficiary(ies)  The person or persons you select to receive the death benefit from this Policy. You name the primary beneficiary and contingent beneficiaries.

cash value        The sum of your Policy's value in the subaccounts and the
                  fixed account. If there is a Policy loan outstanding, the cash value includes any amounts held in our fixed account to secure the Policy loan.

death benefit proceeds The amount we will pay to the beneficiary(ies) on the insured's death. We will reduce the death benefit proceeds by the amount of any outstanding loan amount, including accrued loan interest, and any due and unpaid monthly deductions.

decrease charge   Surrender charge that may be imposed upon a decrease in
                  specified amount during the first 15 Policy years (or during the 15 years subsequent to an increase in specified amount).

fixed account     An option to which you may allocate net premiums and cash
                  value. We guarantee that any amounts you allocate to the fixed account will earn interest at a declared rate.

free-look period  The period during which you may return the Policy and receive a refund as described in this prospectus. The free-look period is listed in the Policy.

funds             Investment companies which are registered with the U.S.
                  Securities and Exchange Commission. The Policy allows you to invest in the portfolios of the funds through our subaccounts. We reserve the right to add other registered investment companies to the Policy in the future.

home office       Our home office address is 4 Manhattanville Road, Purchase,
                  New York 10577. PLEASE DO NOT SEND ANY MONEY, CORRESPONDENCE
                  OR NOTICES TO THIS ADDRESS; SEND THEM TO THE ADMINISTRATIVE
                  OFFICE.

in force While coverage under the Policy is active and the insured's life remains insured.

initial premium   The amount you must pay before insurance coverage begins under this Policy. The initial premium is shown on the schedule page of your Policy.

insured           The person whose life is insured by this Policy.

issue age         The insured's age on his or her birthday nearest to the
                  Policy date. When you increase the Base Policy's specified amount of insurance coverage, the issue age for the new segment of specified amount coverage is the insured's age on his or her birthday nearest the date that the increase in specified amount takes effect. This age may be different from the attained age on other segments of specified amount coverage.

lapse When life insurance coverage ends because you do not have enough cash value in the Policy to pay the monthly deduction, the surrender charge and any outstanding loan amount, including accrued loan interest, and you have not made a sufficient payment by the end of a grace period.

loan reserve      A part of the fixed account to which amounts are transferred
account           as collateral for Policy loans.

maturity date     The Policy anniversary nearest the insured's 100th
                  birthday if the insured is living and the Policy is still in force. It is the date when life insurance coverage under this Policy ends. You may continue coverage, at your option, under the Policy's extended maturity date benefit provision.


minimum monthly   The amount shown on your Policy schedule page (unless changed guarantee premium when you change death benefit options, increase or decrease the specified amount, add or increase a rider) that we use during the no lapse period to determine whether a grace period will begin. We will adjust the minimum monthly guarantee premium if you change death benefit options, increase or decrease the specified amount, or add, increase or decrease a rider, and you may need to pay additional premiums in order to keep the no lapse guarantee in place. A grace period will begin whenever your net surrender value is not enough to meet monthly deductions.


Monthiversary     This is the day of each month when we determine Policy charges and deduct them from cash value. It is the same date each month as the Policy date. If there is no valuation date in the calendar month that coincides with the Policy date, the Monthiversary is the next valuation date.

monthly deduction The monthly Policy charge, plus the monthly cost of insurance, plus the monthly charge for any riders added to your Policy, plus, if any, the decrease charge incurred as a result of a decrease in your specified amount.

net premium       The part of your premium that we allocate to the fixed account or the subaccounts. The net premium is equal to the premium you paid minus the premium expense charge.

net surrender value The amount we will pay you if you surrender the Policy while it is in force. The net surrender value on the date you surrender is equal to: the cash value minus any surrender charge, and minus any outstanding loan amount and accrued loan interest.

no lapse date     For a Policy issued to any insured ages 0-60, the no lapse date is either the anniversary on which the insured's attained age is 65 or the twentieth Policy anniversary, whichever is earlier. For a Policy issued to an insured ages 61-85, the no lapse date is the fifth Policy anniversary. The no lapse date is specified in your Policy.

no lapse period   The period of time between the Policy date and the no lapse date during which the Policy will not lapse if certain conditions are met.

planned periodic  A premium payment you make in a level amount at a fixed
premium           interval over a specified period of time.

Policy date       The date when our underwriting process is complete, full
                  life insurance coverage goes into effect, the initial premium payment has been received, and we begin to make the monthly deductions. The Policy date is shown on the schedule page of your Policy. If you request, we may backdate a Policy by assigning a Policy date earlier than the date the Policy is issued. We measure Policy months, years, and anniversaries from the Policy date.

portfolio         One of the separate investment portfolios of a fund.

premiums All payments you make under the Policy other than loan repayments.

reallocation      That portion of the fixed account where we hold the net
account           premium(s) from the record date until the reallocation date.

reallocation      The date we reallocate all cash value held in the
date              reallocation account to the fixed account and subaccounts you selected on your application. We place your net premium in the reallocation account in the event you exercise your free-look right. The reallocation date is the Policy date, plus fifteen days.

record date       The date we record your Policy on our books as an in force
                  Policy. The record date is generally the Policy date, unless the Policy is backdated.


separate          The TFLIC Series Life Account. It is a separate
account           investment account that is divided into subaccounts. We
                  established the separate account under the laws of New York to receive and invest net premiums under the Policy and other variable life insurance policies we issue.


specified amount  The minimum death benefit we will pay under the Policy provided the Policy is in force. The initial specified amount is the amount shown on the Base Policy's schedule page that you receive when the Policy is issued. The specified amount in force is the initial specified amount, adjusted for any increases or decreases in the Base Policy's specified amount. Other events such as a request to increase or decrease the specified amount, change in death benefit option or a cash withdrawal (if you choose Option A death benefit) may also affect the specified amount in force.

subaccount        A subdivision of the separate account that invests exclusively in shares of one investment portfolio of a fund.

surrender charge  If, during the first 15 Policy years (or during the 15 year period subsequent to an increase in specified amount), you fully surrender the Policy, we will deduct a surrender charge from the cash value.

termination       When the insured's life is no longer insured under the Policy.


valuation date    Each day the New York Stock Exchange is open for trading.
                  Transamerica is open for business whenever the New York Stock
                  Exchange is open.


valuation period  The period of time over which we determine the change in the value of the subaccounts. Each valuation period begins at the close of normal trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time on each valuation date) and ends at the close of normal trading of the New York Stock Exchange on the next valuation date.


we, us, our       Transamerica Financial Life Insurance Company.
  (Transamerica)
written notice    The written notice you must sign and send us to request or exercise your rights as owner under the Policy. To be complete, it must: (1) be in a form we accept, (2) contain the information and documentation that we determine we need to take the action you request, and (3) be received at our administrative office.

you, your (owner The person entitled to exercise all rights as owner under the or policyowner) Policy.

APPENDIX A
SURRENDER CHARGE PER THOUSAND
(BASED ON THE GENDER AND RATE CLASS OF THE INSURED)
===============================================================================

                       MALE               MALE                    FEMALE                  FEMALE
ISSUE            ULTIMATE SELECT/   ULTIMATE STANDARD/       ULTIMATE SELECT/       ULTIMATE STANDARD/
AGE                   SELECT            STANDARD                  SELECT                 STANDARD
---                   ------            --------                  ------                 --------
0                       N/A                N/A          9.81 (male) 9.26 (female)           N/A                 N/A
1                       N/A                N/A                   8.16                       N/A                 N/A
2                       N/A                N/A                   8.16                       N/A                 N/A
3                       N/A                N/A                   7.92                       N/A                 N/A
4                       N/A                N/A                   7.68                       N/A                 N/A
5                       N/A                N/A                   7.68                       N/A                 N/A
6                       N/A                N/A                   7.68                       N/A                 N/A
7                       N/A                N/A                   7.68                       N/A                 N/A
8                       N/A                N/A                   7.68                       N/A                 N/A
9                       N/A                N/A                   7.68                       N/A                 N/A
10                      N/A                N/A                   7.68                       N/A                 N/A
11                      N/A                N/A                   7.68                       N/A                 N/A
12                      N/A                N/A                   7.68                       N/A                 N/A
13                      N/A                N/A                   7.92                       N/A                 N/A
14                      N/A                N/A                   8.16                       N/A                 N/A
15                      N/A                N/A                   8.40                       N/A                 N/A
16                      N/A                N/A                   8.52                       N/A                 N/A
17                      N/A                N/A                   8.88                       N/A                 N/A
18                     8.72               9.20                                             8.72                9.20
19                     8.84               9.32                                             8.84                9.32
20                     8.96               9.44                                             8.96                9.44
21                     9.16               9.88                                             9.16                9.64
22                     9.32              10.04                                             9.32                9.80
23                     9.52              10.24                                             9.52               10.00
24                     9.68              10.40                                             9.68               10.40
25                     9.88              10.84                                             9.88               10.60
26                    10.56              11.28                                            10.32               11.04
27                    11.00              11.72                                            10.76               11.48
28                    11.40              12.12                                            11.16               12.12
29                    12.08              12.80                                            11.84               12.56
30                    12.52              13.24                                            12.28               13.00
31                    13.04              14.00                                            12.80               13.52
32                    13.76              14.48                                            13.52               14.24
33                    14.28              15.24                                            14.04               14.76
34                    14.76              15.96                                            14.52               15.48
35                    15.52              16.48                                            15.04               16.00
36                    16.20              17.40                                            15.34               16.56
37                    16.85              18.40                                            15.65               16.93
38                    17.25              19.56                                            15.98               17.32
39                    17.66              20.56                                            16.32               17.73

                       MALE                      MALE                              FEMALE                    FEMALE
ISSUE            ULTIMATE SELECT/         ULTIMATE STANDARD/                  ULTIMATE SELECT/         ULTIMATE STANDARD/
AGE                   SELECT                   STANDARD                            SELECT                   STANDARD
---                   ------                   --------                            ------                   --------
40                    18.45                     20.86                              17.43                      19.14
41                    19.46                     22.38                              17.85                      19.64
42                    20.01                     23.41                              18.28                      20.16
43                    20.58                     24.20                              18.74                      20.71
44                    21.19                     25.00                              19.22                      21.26
45                    21.85                     25.90                              19.74                      21.91
46                    22.55                     26.98                              20.28                      22.55
47                    23.29                     28.48                              20.85                      23.24
48                    24.09                     29.50                              21.46                      23.96
49                    24.94                     30.59                              22.11                      24.72
50                    25.86                     32.43                              22.79                      25.52
51                    26.84                     33.78                              23.52                      26.37
52                    27.90                     35.11                              24.29                      27.28
53                    29.05                     36.53                              25.12                      28.24
54                    30.29                     38.02                              26.01                      29.27
55                    31.63                     40.50                              26.95                      30.37
56                    33.07                     42.23                              27.97                      31.54
57                    34.64                     44.07                              29.06                      32.80
58                    36.33                     45.97                              30.24                      34.15
59                    38.19                     47.98                              31.52                      35.62
60                    40.21                     49.86                              32.91                      37.23
61                    42.33                     51.98                              34.43                      38.99
62                    44.42                     54.81                              36.10                      40.92
63                    46.69                     57.00                              37.93                      43.03
64                    49.12                     57.00                              39.93                      45.01
65                    51.56                     57.00                              42.10                      47.10
66                    54.12                     57.00                              44.18                      49.34
67                    56.86                     57.00                              46.38                      51.67
68                    57.00                     57.00                              48.80                      54.03
69                    57.00                     57.00                              51.47                      56.60
70                    57.00                     57.00                              54.29                      57.00
71 and over           57.00                     57.00                              57.00                      57.00

PROSPECTUS BACK COVER

PERSONALIZED ILLUSTRATIONS OF POLICY BENEFITS


         In order to help you understand how your Policy values could vary over time under different sets of assumptions, we will provide you, without charge and upon request, with certain personalized hypothetical illustrations showing the death benefit, cash surrender value and cash value. These will be based on the age and insurance risk characteristics of the insured persons under your Policy and such factors as the specified amount, death benefit option, premium payment amounts, and hypothetical rates of return (within limits) that you request. The illustrations also will reflect the arithmetic average portfolio expenses for 2002 and are not a representation or guarantee of investment returns or cash value. You may request illustrations that reflect the expenses of the portfolios in which you intend to invest.


INQUIRIES

         To learn more about the Policy, you should read the SAI dated the same date as this prospectus. The SAI has been filed with the SEC and is incorporated herein by reference. The table of contents of the SAI is included near the end of this prospectus.

         For a free copy of the SAI, for other information about the Policy, and to obtain personalized illustrations, please contact your agent, or our administrative office at:


                       Transamerica
                       P.O. Box 9054
                       Clearwater, Florida 33758-9054
                       1-800-322-7353
                       Facsimile: 1-800-322-7361
                       (Monday - Friday from 8:30 a.m. - 7:00 p.m. Eastern time) www.tafinlife.com/vp


         More information about the Registrant (including the SAI) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information on the operation of the Public Reference Room, please contact the SEC at 202-942-8090. You may also obtain copies of reports and other information about the Registrant on the SEC's website at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC at 450 Fifth Street, NW, Washington, D.C. 20549-0102. The Registrant's file numbers are listed below.

SEC File No. 333-61654/811-8878




AG08300-05/03

                                     PART B

                            INFORMATION REQUIRED IN A
                       STATEMENT OF ADDITIONAL INFORMATION

                       STATEMENT OF ADDITIONAL INFORMATION

MAY 1, 2003


                         TFLIC FREEDOM ELITE BUILDER(R)
                                 ISSUED THROUGH
                            TFLIC SERIES LIFE ACCOUNT
                                       BY
                  TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY
                                  P.O. BOX 9054
                         CLEARWATER, FLORIDA 33758-9054
                                 1-800-322-7353
                                 (727) 299-1531

This Statement of Additional Information ("SAI") expands upon subjects discussed in the current prospectus for the TFLIC Freedom Elite Builder(SM) flexible premium variable life insurance policy offered by Transamerica Financial Life Insurance Company. You may obtain a copy of the prospectus dated May 1, 2003, by calling 1-800-322-7353 (Monday - Friday from 8:30 a.m. - 7:00 p.m. Eastern time), or by writing to the administrative office at Transamerica, P.O. Box 9054, Clearwater, Florida 33758-9054. The prospectus sets forth information that a prospective investor should know before investing in a Policy. Terms used in this SAI have the same meanings as in the prospectus for the Policy.

  THIS SAI IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE
   PROSPECTUSES FOR THE POLICY AND THE AEGON/TRANSAMERICA SERIES FUND, INC. - INITIAL CLASS, THE FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS - SERVICE CLASS
                SHARES, AND THE ACCESS VARIABLE INSURANCE TRUST.

TABLE OF CONTENTS
===============================================================================



Glossary.............................................................................................................     1
The Policy - General Provisions .....................................................................................     4
         Ownership Rights............................................................................................     4
         Our Right to Contest the Policy.............................................................................     5
         Suicide Exclusion...........................................................................................     5
         Misstatement of Age or Gender...............................................................................     5
         Modifying the Policy........................................................................................     5
         Mixed and Shared Funding ...................................................................................     5
         Addition, Deletion, or Substitution of Investments..........................................................     6
Additional Information...............................................................................................     6
         Settlement Options..........................................................................................     6
         Additional Information about Transamerica and the Separate Account..........................................     7
         Legal Matters...............................................................................................     8
         Personalized Illustrations of Policy Benefits...............................................................     8
         Sale of the Policies........................................................................................     8
         Reports to Owners...........................................................................................     9
         Records.....................................................................................................     9
         Independent Auditors........................................................................................     9
         Experts.....................................................................................................     9
         Financial Statements........................................................................................     9
Underwriters   ......................................................................................................    10
         Underwriting Standards......................................................................................    10
IMSA.................................................................................................................    10
Performance Data.....................................................................................................    10
         Other Performance Data in Advertising Sales Literature......................................................    10
         Transamerica's Published Ratings............................................................................    11
Index to Financial Statements........................................................................................    11
         AUSA Series Life Account....................................................................................    12
         AUSA Life Insurance Company, Inc............................................................................    61

GLOSSARY
===============================================================================

accounts The options to which you can allocate your money. The accounts include the fixed account and the subaccounts in the separate account.

administrative office      Our administrative office and mailing address is P.O.
                           Box 9054, Clearwater, Florida 33758-9054. Our street address is 570 Carillon Parkway, St. Petersburg,
                           Florida 33716. Our phone number is 1-800-322-7353.
                           Our hours are Monday - Friday from 8:30 a.m. - 7:00 p.m. Eastern time. ALL PREMIUM PAYMENTS, LOAN
                           REPAYMENTS, CORRESPONDENCE AND NOTICES SHOULD BE SENT
                           TO THIS ADDRESS.

attained age               The issue age of the person insured, plus the number
                           of completed years since the Policy date (for the initial specified amount) or the date of each increase in specified amount.


Base Policy                The TFLIC Freedom Elite Builder variable life
                           insurance policy without any supplemental riders.


beneficiary(ies)           The person or persons you select to receive the death
                           benefit from this Policy. You name the primary beneficiary and contingent beneficiaries.

cash value                 The sum of your Policy's value in the subaccounts and
                           the fixed account. If there is a Policy loan outstanding, the cash value includes any amounts held in our fixed account to secure the Policy loan.

death benefit proceeds     The amount we will pay to the beneficiary(ies) on the
                           insured's death. We will reduce the death benefit proceeds by the amount of any outstanding loan amount, including accrued loan interest, and any due and unpaid monthly deductions.

decrease charge            Surrender charge that may be imposed upon a decrease
                           in specified amount during the first 15 Policy years
                           (or during the 15 years subsequent to an increase in specified amount).

fixed account              An option to which you may allocate net premiums and
                           cash value. We guarantee that any amounts you allocate to the fixed account will earn interest at a declared rate.

free-look period           The period during which you may return the Policy and
                           receive a refund as described in this prospectus. The free-look period is listed in the Policy.

funds Investment companies which are registered with the U.S. Securities and Exchange Commission. The Policy allows you to invest in the portfolios of the funds through our subaccounts. We reserve the right to add other registered investment companies to the Policy in the future.

home office                Our home office address is 4 Manhattanville Road,
                           Purchase, New York 10577. PLEASE DO NOT SEND ANY
                           MONEY, CORRESPONDENCE OR NOTICES TO THIS ADDRESS;
                           SEND THEM TO THE ADMINISTRATIVE OFFICE.

in force While coverage under the Policy is active and the insured's life remains insured.

initial premium            The amount you must pay before insurance coverage
                           begins under this Policy. The initial premium is shown on the schedule page of your Policy.

insured                    The person whose life is insured by this Policy.

issue age                  The insured's age on his or her birthday nearest to
                           the Policy date. When you increase the Base Policy's specified amount of insurance coverage, the issue age for the new segment of specified amount coverage is the insured's age on his or her birthday nearest the date that the increase in specified amount takes effect. This age may be different from the attained age on other segments of specified amount coverage.

lapse When life insurance coverage ends because you do not have enough cash value in the Policy to pay the monthly deduction, the surrender charge and any outstanding loan amount, including accrued loan interest, and you have not made a sufficient payment by the end of a grace period.

loan reserve               A part of the fixed account to which amounts are
account                    transferred as collateral for Policy loans.

maturity date              The Policy anniversary nearest the insured's 100th
                           birthday if the insured is living and the Policy is still in force. It is the date when life insurance coverage under this Policy ends. You may continue coverage, at your option, under the Policy's extended maturity date benefit provision.

minimum monthly            The amount shown on your Policy schedule page
guarantee premium          (unless changed when you change death benefit
                           options, increase or decrease the specified amount, add or increase a rider) that we use during the no lapse period to determine whether a grace period will begin. We will adjust the minimum monthly guarantee premium if you change death benefit options, increase or decrease the specified amount, or add, increase or decrease a rider, and you may need to pay additional premiums in order to keep the no lapse guarantee in place. A grace period will begin whenever your net surrender value is not enough to meet monthly deductions.

Monthiversary              This is the day of each month when we determine
                           Policy charges and deduct them from cash value. It is the same date each month as the Policy date. If there is no valuation date in the calendar month that coincides with the Policy date, the Monthiversary is the next valuation date.

monthly deduction          The monthly Policy charge, plus the monthly cost of
                           insurance, plus the monthly charge for any riders added to your Policy, plus, if any, the decrease charge incurred as a result of a decrease in your specified amount.

net premium                The part of your premium that we allocate to the
                           fixed account or the subaccounts. The net premium is equal to the premium you paid minus the premium expense charge.

net surrender value        The amount we will pay you if you surrender the
                           Policy while it is in force. The net surrender value on the date you surrender is equal to: the cash value minus any surrender charge, and minus any outstanding loan amount and accrued loan interest.

no lapse date              For a Policy issued to any insured ages 0-60, the no
                           lapse date is either the anniversary on which the insured's attained age is 65 or the twentieth Policy anniversary, whichever is earlier. For a Policy issued to an insured ages 61-85, the no lapse date is the fifth Policy anniversary. The no lapse date is specified in your Policy.

no lapse period            The period of time between the Policy date and the no
                           lapse date during which the Policy will not lapse if certain conditions are met.

planned periodic           A premium payment you make in a level amount at a
                           fixed interval over a specified period of time.
                           premium

Policy date                The date when our underwriting process is complete,
                           full life insurance coverage goes into effect, the initial premium payment has been received, and we begin to make the monthly deductions. The Policy date is shown on the schedule page of your Policy. If you request, we may backdate a Policy by assigning a Policy date earlier than the date the Policy is issued. We measure Policy months, years, and anniversaries from the Policy date.

portfolio                  One of the separate investment portfolios of a fund.

premiums All payments you make under the Policy other than loan repayments.

reallocation account       That portion of the fixed account where we hold the
                           net premium(s) from the record date until the reallocation date.

reallocation date          The date we reallocate all cash value held in the
                           reallocation account to the fixed account and subaccounts you selected on your application. We place your net premium in the reallocation account in the event you exercise your free-look right. The reallocation date is the Policy date, plus fifteen days.

record date                The date we record your Policy on our books as an in
                           force Policy. The record date is generally the Policy date, unless the Policy is backdated.


separate account           The TFLIC Series Life Account. It is a separate
                           investment account that is divided into subaccounts.
                           We established the separate account under the laws of New York to receive and invest net premiums under the Policy and other variable life insurance policies we issue.


specified amount           The minimum death benefit we will pay under the
                           Policy provided the Policy is in force. The initial specified amount is the amount shown on the Base
                           Policy's schedule page that you receive when the Policy is issued. The specified amount in force is the initial specified amount, adjusted for any increases or decreases in the Base Policy's specified amount. Other events such as a request to increase or decrease the specified amount, change in death benefit option or a cash withdrawal (if you choose
                           Option A death benefit) may also affect the specified amount in force.

subaccount                 A subdivision of the separate account that invests
                           exclusively in shares of one investment portfolio of a fund.

surrender charge           If, during the first 15 Policy years (or during the
                           15 year period subsequent to an increase in specified amount), you fully surrender the Policy, we will deduct a surrender charge from the cash value.

termination                When the insured's life is no longer insured under
                           the Policy.


valuation date             Each day the New York Stock Exchange is open for
                           trading. Transamerica is open for business whenever the New York Stock Exchange is open.


valuation period           The period of time over which we determine the change
                           in the value of the subaccounts. Each valuation period begins at the close of normal trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time on each valuation date) and ends at the close of normal trading of the New York Stock Exchange on the next valuation date.


we, us, our                Transamerica Financial Life Insurance Company.
  (Transamerica)


written notice             The written notice you must sign and send us to
                           request or exercise your rights as owner under the Policy. To be complete, it must: (1) be in a form we accept, (2) contain the information and documentation that we determine we need to take the action you request, and (3) be received at our administrative office.

you, your (owner           The person entitled to exercise all rights as owner
  or policyowner)          under the Policy.

In order to supplement the description in the prospectus, the following provides additional information about Transamerica and the Policy, which may be of interest to a prospective purchaser.


THE POLICY - GENERAL PROVISIONS
===============================================================================

OWNERSHIP RIGHTS

               The Policy belongs to the owner named in the application. The owner may exercise all of the rights and options described in the Policy. The owner is the insured unless the application specifies a different person as the insured. If the owner dies before the insured and no contingent owner is named, then ownership of the Policy will pass to the owner's estate. The owner may exercise certain rights described below.

CHANGING THE OWNER         -        Change the owner by providing written notice
                                    to us at our administrative office at any time while the insured is alive and the Policy is in force.

                           - Change is effective as of the date that the owner signs the written notice.

                           - Changing the owner does not automatically change the beneficiary.

                           -        Changing the owner may have tax
                                    consequences. You should consult a tax
                                    advisor before changing the owner.

                           - We are not liable for payments we made before we received the written notice at our administrative office.

CHOOSING THE BENEFICIARY   -        The owner designates the beneficiary (the
                                    person to receive the death benefit when the insured dies) in the application.

                           - If the owner designates more than one beneficiary, then each beneficiary shares equally in any death benefit proceeds unless the beneficiary designation states otherwise.

                           - If the beneficiary dies before the insured, then any contingent beneficiary becomes the beneficiary.

                           - If both the beneficiary and contingent beneficiary die before the insured, then the death benefit will be paid to the owner or the owner's estate upon the insured's death.

CHANGING THE BENEFICIARY   -        The owner changes the beneficiary by
                                    providing written notice to us at our
                                    administrative office.

                           - Change is effective as of the date the owner signs the written notice.

                           - We are not liable for any payments we made before we received the written notice at our administrative office.

                           - If an irrevocable beneficiary is named, such beneficiary may not be changed without their written consent.

ASSIGNING THE POLICY       -        The owner may assign Policy rights while the
                                    insured is alive.

                           - The owner retains any ownership rights that are not assigned.

                           - Assignee may not change the owner or the beneficiary, and may not elect or change an optional method of payment. Any amount payable to the assignee will be paid in a lump sum.

                           - Claims under any assignment are subject to proof of interest and the extent of the assignment.

                           -        We are not:

                                    ->       bound by any assignment unless we
                                             receive a written notice of the
                                             assignment at our administrative
                                             office;

                                    ->       responsible for the validity of any
                                             assignment;

                                    ->       liable for any payment we made
                                             before we received written notice
                                             of the assignment at our
                                             administrative office; or

                                    ->       bound by any assignment which
                                             results in adverse tax consequences
                                             to the owner, insured(s) or
                                             beneficiary(ies).

                           -        Assigning the Policy may have tax
                                    consequences. You should consult a tax
                                    advisor before assigning the Policy.

OUR RIGHT TO CONTEST THE POLICY

         In issuing this Policy, we rely on all statements made by or for the insured in the application or in a supplemental application. Therefore, if you make any material misrepresentation of a fact in the application (or any supplemental application), then we may contest the Policy's validity or may resist a claim under the Policy.

         A new two year contestability period shall apply to each increase in specified amount beginning on the effective date of each increase and will apply only to statements made in the application for the increase.

         We cannot bring any legal action to contest the validity of the Policy after the Policy has been in force during the insured's lifetime for two years from the Policy date, or if reinstated, for two years from the date of reinstatement.

SUICIDE EXCLUSION


         If the insured commits suicide within two years of the Policy date, the Policy will terminate and our liability, including any riders attached to this Policy, is limited to an amount equal to the premiums paid, less any outstanding loan amount, including accrued interest, and less any cash withdrawals. We will pay this amount to the beneficiary in one sum.


         If the insured commits suicide within two years from the effective date of any increase in specified amount, our liability with respect to such increase will be its cost of insurance.

MISSTATEMENT OF AGE OR GENDER

         If the age or gender of the insured was stated incorrectly in the application or any supplemental application, then the death benefit will be adjusted based on what the cost of insurance charge for the most recent monthly deduction would have purchased based on the insured's correct age and gender.

MODIFYING THE POLICY

         Only our President or Secretary may modify this Policy or waive any of our rights or requirements under this Policy. Any modification or waiver must be in writing. No agent may bind us by making any promise not contained in this Policy.

         If we modify the Policy, we will provide you notice and we will make appropriate endorsements to the Policy.

MIXED AND SHARED FUNDING

         In addition to the separate account, shares of the portfolios are also sold to other separate accounts that we (or our affiliates) establish to support variable annuity contracts and variable life insurance policies. It is possible that, in the future, it may become disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the portfolios simultaneously. Neither the funds nor we currently foresee any such disadvantages, either to variable life insurance policyowners or to variable annuity contract owners. However, the funds' Board of Directors/Trustees will monitor events in order to identify any material conflicts between the interests of such variable life insurance policyowners and variable annuity contract owners, and will determine what action, if any, it should take. Such action could include the sale of portfolio shares by one or more of the separate accounts, which could have adverse consequences. Material conflicts could result from, for example, (1) changes in state insurance laws, (2) changes in federal income tax laws, or (3) differences in voting instructions between those given by variable life insurance policyowners and those given by variable annuity contract owners.

         If a fund's Board of Directors/Trustees were to conclude that separate funds should be established for variable life insurance and variable annuity separate accounts, Transamerica will bear the attendant expenses, but variable life insurance policyowners and variable annuity contract owners would no longer have the economies of scale resulting from a larger combined fund.

ADDITION, DELETION, OR SUBSTITUTION OF INVESTMENTS

         We do not guarantee that each portfolio will always be available for investment through the Policy. We reserve the right, subject to compliance with applicable law, to add new portfolios, close existing portfolios, or substitute portfolio shares that are held by any subaccount for shares of a different portfolio. New or substitute portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will only add, delete or substitute shares of another portfolio of a fund (or of another open-end, registered investment company) if the shares of a portfolio are no longer available for investment, or if in our judgement further investment in any portfolio would become inappropriate in view of the purposes of the separate account. We will not add, delete or substitute any shares attributable to your interest in a subaccount without notice to you and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law. We may also decide to purchase securities from other portfolios for the separate account. We reserve the right to transfer separate account assets to another separate account that we determine to be associated with the class of contracts to which the Policy belongs.

         We also reserve the right to establish additional subaccounts of the separate account, each of which would invest in a new portfolio of a fund, or in shares of another investment company, with specified investment objectives. We may establish new subaccounts when, in our sole discretion, marketing, tax or investment conditions warrant. We will make any new subaccounts available to existing owners on a basis we determine. We may also eliminate one or more subaccounts for the same reasons as stated above.

         In the event of any such substitution or change, we may make such changes in this and other policies as may be necessary or appropriate to reflect such substitution or change. If we deem it to be in the best interests of persons having voting rights under the Policies, and when permitted by law, the separate account may be (1) operated as a management company under the 1940 Act,
(2) deregistered under the 1940 Act in the event such registration is no longer required, (3) managed under the direction of a committee, or (4) combined with one or more other separate accounts, or subaccounts.

ADDITIONAL INFORMATION
===============================================================================

SETTLEMENT OPTIONS

         If you surrender the Policy, you may elect to receive the net surrender value in either a lump sum or as a series of regular income payments under one of the three settlement options described below. In either event, life insurance coverage ends. Also, when the insured dies, the beneficiary may apply the lump sum death benefit proceeds to one of the same settlement options. If the regular payment under a settlement option would be less than $100, we will instead pay the proceeds in one lump sum. We may make other settlement options available in the future.

         Once we begin making payments under a settlement option, you or the beneficiary will no longer have any value in the subaccounts or the fixed account. Instead, the only entitlement will be the amount of the regular payment for the period selected under the terms of the settlement option chosen. Depending upon the circumstances, the effective date of a settlement option is the surrender date or the insured's date of death.

         Under any settlement option, the dollar amount of each payment will depend on four things:

         - the amount of the surrender on the surrender date or death benefit proceeds on the insured's date of death;

         - the interest rate we credit on those amounts (we guarantee a minimum annual interest rate of 3.0%);

         -        the mortality tables we use; and

         -        the specific payment option(s) you choose.

OPTION 1--EQUAL MONTHLY    -        We will pay the proceeds, plus interest, in
INSTALLMENTS FOR A                  equal monthly installments for a fixed
FIXED PERIOD                        period of your choice, but not longer than
                                    240 months.

                           - We will stop making payments once we have made all the payments for the period selected.

OPTION 2--EQUAL MONTHLY    At your or the beneficiary's direction, we will make
INSTALLMENTS FOR           equal LIFE (LIFE INCOME) monthly installments:

                           - only for the life of the payee, at the end of which payments will end; or

                           - for the longer of the payee's life, or for 10 years if the payee dies before the end of the first 10 years of payments; or

                           - for the longer of the payee's life, or until the total amount of all payments we have made equals the proceeds that were applied to the settlement option.

OPTION 3--EQUAL MONTHLY    -        We will make equal monthly payments during
INSTALLMENTS FOR THE                the joint lifetime of two persons, first to
SURVIVOR (JOINT AND                 a chosen payee, and then to a co-payee, if
SURVIVOR) LIFE OF THE               living, upon the death of the payee.
PAYEE AND THEN TO A
DESIGNATED                 -        Payments to the co-payee, if living, upon
                                    the payee's death will equal either:

                                    ->       the full amount paid to the payee
                                             before the payee's death; or

                                    ->       two-thirds of the amount paid to
                                             the payee before the payee's death.

                           - All payments will cease upon the death of the co-payee.


ADDITIONAL INFORMATION ABOUT TRANSAMERICA AND THE SEPARATE ACCOUNT

         Effective April 1, 2003, AUSA Life changed its name to Transamerica Financial Life Insurance Company (Transamerica). Transamerica is a stock life insurance company that is wholly-owned by First AUSA Life Insurance Company, which, in turn, is wholly-owned indirectly by AEGON USA, Inc., which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. Transamerica's home office is located at 4 Manhattanville Road, Purchase, New York 10577 and the mailing address is P.O. Box 9054, Clearwater, Florida 33758-9054.

         Transamerica was incorporated under the name Zurich Life Insurance Company in 1947 under the laws of New York and is subject to regulation by the Superintendent of Insurance of the State of New York, as well as by the insurance departments of all other states and jurisdictions in which it does business. Transamerica is licensed to sell insurance in 49 states (including New
York) and in the District of Columbia. Transamerica submits annual statements on its operations and finances to insurance officials in all states and jurisdictions in which it does business. The Policy described in the prospectus has been filed with, and where required, approved by, insurance officials in those jurisdictions in which it is sold.

         Transamerica established the separate account as a separate investment account under New York law in 1994. We own the assets in the separate account and are obligated to pay all benefits under the Policies. The separate account is used to support other life insurance policies of Transamerica, as well as for other purposes permitted by law. The separate account is registered with the SEC as a unit investment trust under the 1940 Act and qualifies as a "separate account" within the meaning of the federal securities laws.

         Transamerica holds the assets of the separate account physically segregated and apart from the general account. Transamerica maintains records of all purchases and sales of portfolio shares by each of the subaccounts. A blanket bond was issued to AEGON USA, Inc. ("AEGON USA") in the aggregate amount of $12 million, covering all of the employees of

AEGON USA and its affiliates, including Transamerica. A Stockbrokers Blanket Bond, issued to AEGON U.S.A. Securities, Inc. providing fidelity coverage, covers the activities of registered representatives of AFSG to a limit of $10 million.


LEGAL MATTERS

         Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to the federal securities laws. All matters of New York law pertaining to the Policy have been passed upon by Robert F. Colby, Esq., Vice President and Assistant Secretary of Transamerica.

PERSONALIZED ILLUSTRATIONS OF POLICY BENEFITS

         In order to help you understand how your Policy values would vary over time under different sets of assumptions, we will provide you with certain personalized illustrations upon request. These will be based on the age and insurance risk characteristics of the insured persons under your Policy and such factors as the specified amount, death benefit option, premium payment amounts, and rates of return (within limits) that you request.


         The illustrations also will reflect the arithmetic average portfolio expenses for 2002 and are not a representation or guarantee of investment returns or cash value. You may request illustrations that reflect the expenses of the portfolios in which you intend to invest.


SALE OF THE POLICIES


         The Policy will be sold by individuals who are licensed as our life insurance agents and who are also registered representatives of broker-dealers having written sales agreements for the Policy with Transamerica and AFSG Securities Corporation ("AFSG"), the principal underwriter of the Policy. Both AFSG and Transamerica are indirect subsidiaries of AEGON U.S. Corporation. AFSG is located at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499. AFSG is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer, and is a member of the National Association of Securities Dealers, Inc. ("NASD"). AFSG was organized on March 12, 1986 under the laws of the State of Pennsylvania. The Principal Underwriting Agreement between AFSG and Transamerica on behalf of its separate account went into effect April 1, 1999. More information about AFSG is available at http://www.nasdr.com or by calling 1-800-289-9999. The sales commission payable to Transamerica agents or other registered representatives may vary with the sales agreement, but it is not expected to be greater than:


         - 55% of all premiums you make during the first Policy year, PLUS

         -        2.50% of all premiums you make during Policy years 2 - 10.

We will pay an additional sales commission of up to 0.15% of the Policy's cash value on the fifth Policy anniversary and each anniversary thereafter where the cash value (minus amounts attributable to loans) equals at least $5,000. Sales commissions may also be payable on premiums paid as a result of an increase in specified amount. The sales commission payable to Transamerica agents or other registered representatives may vary with the sales agreements, but it is not expected to be greater than 55% of all premiums you make during the year subsequent to an increase. In addition, certain production, persistency and managerial bonuses may be paid.

         To the extent permitted by NASD rules, promotional incentives or payments may also be provided to broker-dealers based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Payments may also be made for other services that do not directly involve the sale of the Policies. These services may include the recruitment and training of personnel, production of promotional literatures, and similar services.

         We intend to recoup commissions and other sales expenses through: the premium expense charge, the cost of insurance charge, the mortality and expense risk charge, and earnings on amounts allocated under the Policies to the fixed account and the loan account. Commissions paid on sales of the Policies, including other sales incentives, are not directly charged to the policyowners or the separate account.

         We offer the Policies to the public on a continuous basis. We anticipate continuing to offer the Policies, but reserve the right to discontinue the offering.


         AFSG, the principal underwriter for the Policy, will receive the 12b-1 fees assessed against the Fidelity VIP Funds and AVIT portfolio shares held for the Policies as compensation for providing certain shareholder support services. AFSG will also receive an additional fee based on the value of shares of the Fidelity VIP Funds and AVIT portfolios held for the Policies as compensation for providing certain recordkeeping services.

         During fiscal years 2002, 2001 and 2000, AFSG received $2,278,929, $3,197,656 and $4,763,396, respectively, as sales compensation with respect to the Policies. No amounts were retained by AFSG.


REPORTS TO OWNERS

         At least once each year, or more often as required by law, we will mail to policyowners at their last known address a report showing the following information as of the end of the report period:

[X]    the current cash value                     [X]    any activity since the last report
[X]    the current net surrender value            [X]    projected values
[X]    the current death benefit                  [X]    investment experience of each subaccount
[X]    outstanding loans                          [X]    any other information required by law

         You may request additional copies of reports, but we may charge a fee for such additional copies. In addition, we will send written confirmations of any premium payments and other financial transactions you request including: changes in specified amount, changes in death benefit option, transfers, partial withdrawals, increases in loan amount, loan interest payments, loan repayments, lapses and reinstatements. We also will send copies of the annual and semi-annual report to shareholders for each portfolio in which you are indirectly invested.

RECORDS

         We will maintain all records relating to the separate account and the fixed account.

INDEPENDENT AUDITORS


         The accounting firm of Ernst & Young LLP, independent auditors, provided audit services to the separate account and Transamerica for the year ended December 31, 2002. The principal business address of Ernst & Young is 801 Grand Avenue, Suite 3400, Des Moines, Iowa 50309-2764.


EXPERTS


         Actuarial matters included in this SAI have been examined by Lorne Schinbein, Vice President, Assistant Actuary and Illustration Actuary of Transamerica, located at 570 Carillon Parkway, St. Petersburg, Florida 33716, as stated in the opinion filed as an exhibit to the registration statement.


FINANCIAL STATEMENTS

         Because AUSA Life Insurance Company, Inc. did not change its name to Transamerica Financial Life Insurance Company until April 1, 2003, financial statements as of December 31, 2002 will reflect the name AUSA Series Life Account for the separate account and AUSA Life Insurance Company, Inc. for the insurer.

         AUSA Life Insurance Company, Inc.'s financial statements and schedules appear on the following pages. These financial statements and schedules should be distinguished from the separate account's financial statements and you should consider these financial statements and schedules only as bearing upon AUSA Life Insurance Company, Inc.'s ability to meet our obligations under the Policies. You should not consider our financial statements and schedules as bearing upon the investment performance of the assets held in the separate account.

         AUSA Life Insurance Company Inc.'s financial statements and schedules at December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002, have been prepared on the basis of statutory accounting principles rather than accounting principles generally accepted in the United States.

UNDERWRITERS
===============================================================================

UNDERWRITING STANDARDS

         This Policy uses mortality tables that distinguish between men and women. As a result, the Policy pays different benefits to men and women of the same age.

         Your cost of insurance charge will vary by the insured's gender, issue age on the Policy date, issue age at the time of any increase in specified amount, rate band, length of time from the Policy date or from the date of any increase in specified amount, and rate class. We currently place insureds into the following rate classes:

         -        ultimate select (preferred) non-tobacco use;

         -        select (non-preferred) non-tobacco use;

         -        ultimate standard (preferred) tobacco use;

         -        standard (non-preferred) tobacco use; and

         -        juvenile - under 18.

         We also place insureds in various sub-standard rate classes, which involve a higher mortality risk and higher charges. We generally charge higher rates for insureds who use tobacco. We currently charge lower cost of insurance rates for insureds who are in an "ultimate class." An ultimate class is only available if our underwriting guidelines require you to take a blood test because of the specified amount you have chosen.

IMSA
===============================================================================

         We are a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance, long-term care insurance and annuity products. Through its Principles and Code of Ethical Market Conduct, IMSA encourages its member companies to develop and implement policies and procedures to promote sound market practices. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards. You may find more information about IMSA and its ethical standards at www.imsaethics.org in the "Consumer" section or by contacting IMSA at 240-497-2900.

PERFORMANCE DATA
===============================================================================

OTHER PERFORMANCE DATA IN ADVERTISING SALES LITERATURE

         We may compare each subaccount's performance to the performance of:

         -        other variable life issuers in general;

         - variable life insurance policies which invest in mutual funds with similar investment objectives and policies, as reported by Lipper Analytical Services, Inc. ("Lipper") and Morningstar, Inc. ("Morningstar"); and other services, companies, individuals, or industry or financial publications (e.g., Forbes, Money, The Wall Street Journal, Business Week, Barron's, Kiplinger's Personal Finance, and Fortune);

                  -> Lipper and Morningstar rank variable annuity contracts and variable life policies. Their performance analysis ranks such policies and contracts on the basis of total return, and assumes reinvestment of distributions; but it does not show sales charges, redemption fees or certain expense deductions at the separate account level.

         - the Standard & Poor's Index of 500 Common Stocks, or other widely recognized indices;

                  -> unmanaged indices may assume the reinvestment of dividends, but usually do not reflect deductions for the expenses of operating or managing an investment portfolio; or

         -        other types of investments, such as:

                  ->       certificates of deposit;

                  ->       savings accounts and U.S. Treasuries;

                  -> certain interest rate and inflation indices (e.g., the Consumer Price Index); or

                  -> indices measuring the performance of a defined group of securities recognized by investors as representing a particular segment of the securities markets (e.g., Donoghue Money Market Institutional Average, Lehman Brothers Corporate Bond Index, or Lehman Brothers Government Bond Index).


TRANSAMERICA'S PUBLISHED RATINGS


         We may publish in advertisements, sales literature, or reports we send to you the ratings and other information that an independent ratings organization assigns to us. These organizations include: A.M. Best Company, Moody's Investors Service, Inc., Standard & Poor's Insurance Rating Services, and Fitch Ratings. These ratings are opinions regarding an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms. These ratings do not apply to the separate account, the subaccounts, the funds or their portfolios, or to their performance.

INDEX TO FINANCIAL STATEMENTS
===============================================================================

AUSA SERIES LIFE ACCOUNT:


         Report of Independent Auditors, dated January 31, 2003
         Statements of Assets and Liabilities at December 31, 2002
         Statements of Operations for the year ended December 31, 2002 Statements of Changes in Net Assets for the years ended December 31, 2002 and 2001
         Notes to the Financial Statements


AUSA LIFE INSURANCE COMPANY, INC.


         Report of Independent Auditors, dated February 14, 2003
         Balance Sheets Statutory-Basis at December 31, 2002 and 2001 Statements of Operations Statutory-Basis for the years ended December 31, 2002, 2001 and 2000
         Statements of Changes in Capital and Surplus Statutory-Basis for the years ended December 31, 2002, 2001 and 2000
         Statements of Cash Flow Statutory-Basis for the years ended December 31, 2002, 2001 and 2000
         Notes to Financial Statements--Statutory-Basis
         Statutory-Basis Financial Statement Schedules

                         REPORT OF INDEPENDENT AUDITORS

The Board of Directors and Policy Owners
  of the AUSA Series Life Account
AUSA Life Insurance Company, Inc.

We have audited the accompanying statements of assets and liabilities of each of the subaccounts constituting the AUSA Series Life Account (the "Separate Account," a separate account of AUSA Life Insurance Company, Inc.) as of December 31, 2002, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned as of December 31, 2002, by correspondence with the mutual fund's transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the AUSA Series Life Account at December 31, 2002, and the results of their operations and changes in net assets for the periods indicated thereon, in conformity with accounting principles generally accepted in the United States.

                                    -s- ERNST & YOUNG LLP
Des Moines, Iowa
January 31, 2003

AUSA SERIES LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
AT DECEMBER 31, 2002
(ALL AMOUNTS EXCEPT PER UNIT AMOUNTS IN THOUSANDS)

                                                        AUSA                                                  AUSA
                                                    TRANSAMERICA      AUSA         AUSA         AUSA          LKCM
                                                       MONEY         AEGON        JANUS        JANUS       STRATEGIC
                                                       MARKET         BOND        GROWTH       GLOBAL     TOTAL RETURN
                                                     SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
ASSETS:
  Investment in securities:
    Number of shares.............................         444            35          112           93             5
                                                      =======       =======      =======      =======        ======
    Cost.........................................     $   444       $   427      $ 4,198      $ 2,093        $   76
                                                      =======       =======      =======      =======        ======
  Investment, at net asset value.................     $   444       $   440      $ 2,552      $ 1,228        $   68
  Dividend receivable............................           0             0            0            1             0
  Transfers receivable from depositor............           1             0            1            0             0
                                                      -------       -------      -------      -------        ------
    Total assets.................................         445           440        2,553        1,229            68
                                                      -------       -------      -------      -------        ------
LIABILITIES:
  Accrued expenses...............................           0             0            0            0             0
  Transfers payable to depositor.................           0             0            0            0             0
                                                      -------       -------      -------      -------        ------
    Total liabilities............................           0             0            0            0             0
                                                      -------       -------      -------      -------        ------
    Net assets...................................     $   445       $   440      $ 2,553      $ 1,229        $   68
                                                      =======       =======      =======      =======        ======
NET ASSETS CONSISTS OF:
  Policy owners' equity..........................     $   417       $   408      $ 2,553      $ 1,229        $   46
  Depositor's equity.............................          28            32            0            0            22
                                                      -------       -------      -------      -------        ------
    Net assets applicable to units outstanding...     $   445       $   440      $ 2,553      $ 1,229        $   68
                                                      =======       =======      =======      =======        ======
  Policy owners' units...........................          37            32          526          176             5
  Depositor's units..............................           3             2            0            0             3
                                                      -------       -------      -------      -------        ------
    Units outstanding............................          40            34          526          176             8
                                                      =======       =======      =======      =======        ======
    Accumulation unit value......................     $ 11.13       $ 12.88      $  4.86      $  6.99        $ 8.79
                                                      =======       =======      =======      =======        ======

See accompanying notes.

AUSA SERIES LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
AT DECEMBER 31, 2002
(ALL AMOUNTS EXCEPT PER UNIT AMOUNTS IN THOUSANDS)

                                                      AUSA         AUSA         AUSA          AUSA
                                                   VAN KAMPEN     ALGER      FEDERATED    TRANSAMERICA       AUSA
                                                    EMERGING    AGGRESSIVE    GROWTH &       VALUE         PBHG/NWQ
                                                     GROWTH       GROWTH       INCOME       BALANCED     VALUE SELECT
                                                   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
ASSETS:
  Investment in securities:
    Number of shares............................        124          157           30            28              6
                                                    =======      =======      =======        ======         ======
    Cost........................................    $ 2,851      $ 2,831      $   458        $  346         $   84
                                                    =======      =======      =======        ======         ======
  Investment, at net asset value................    $ 1,614      $ 1,684      $   437        $  299         $   72
  Dividend receivable...........................          0            0            0             0              0
  Transfers receivable from depositor...........          1            0            0             0              0
                                                    -------      -------      -------        ------         ------
    Total assets................................      1,615        1,684          437           299             72
                                                    -------      -------      -------        ------         ------
LIABILITIES:
  Accrued expenses..............................          0            0            0             0              0
  Transfers payable to depositor................          0            0            0             0              0
                                                    -------      -------      -------        ------         ------
    Total liabilities...........................          0            0            0             0              0
                                                    -------      -------      -------        ------         ------
    Net assets..................................    $ 1,615      $ 1,684      $   437        $  299         $   72
                                                    =======      =======      =======        ======         ======
NET ASSETS CONSISTS OF:
  Policy owners' equity.........................    $ 1,615      $ 1,684      $   403        $  275         $   50
  Depositor's equity............................          0            0           34            24             22
                                                    -------      -------      -------        ------         ------
    Net assets applicable to units
      outstanding...............................    $ 1,615      $ 1,684      $   437        $  299         $   72
                                                    =======      =======      =======        ======         ======
  Policy owners' units..........................        235          299           29            29              6
  Depositor's units.............................          0            0            3             2              2
                                                    -------      -------      -------        ------         ------
    Units outstanding...........................        235          299           32            31              8
                                                    =======      =======      =======        ======         ======
    Accumulation unit value.....................    $  6.86      $  5.63      $ 13.68        $ 9.50         $ 8.82
                                                    =======      =======      =======        ======         ======

See accompanying notes.

AUSA SERIES LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
AT DECEMBER 31, 2002
(ALL AMOUNTS EXCEPT PER UNIT AMOUNTS IN THOUSANDS)

                                                         AUSA                         AUSA         AUSA
                                                       AMERICAN         AUSA         THIRD        CLARION        AUSA
                                                        CENTURY          GE          AVENUE     REAL ESTATE    MARSICO
                                                     INTERNATIONAL   U.S. EQUITY     VALUE      SECURITIES      GROWTH
                                                      SUBACCOUNT     SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
ASSETS:
  Investment in securities:
    Number of shares..............................          15             10            27            15           12
                                                        ======         ======       =======       =======       ======
    Cost..........................................      $  107         $  132       $   380       $   181       $  103
                                                        ======         ======       =======       =======       ======
  Investment, at net asset value..................      $   89         $  110       $   339       $   170       $   82
  Dividend receivable.............................           0              0             0             0            0
  Transfers receivable from depositor.............           0              0             1             0            0
                                                        ------         ------       -------       -------       ------
    Total assets..................................          89            110           340           170           82
                                                        ------         ------       -------       -------       ------
LIABILITIES:
  Accrued expenses................................           0              0             0             0            0
  Transfers payable to depositor..................           0              0             0             0            0
                                                        ------         ------       -------       -------       ------
    Total liabilities.............................           0              0             0             0            0
                                                        ------         ------       -------       -------       ------
    Net assets....................................      $   89         $  110       $   340       $   170       $   82
                                                        ======         ======       =======       =======       ======
NET ASSETS CONSISTS OF:
  Policy owners' equity...........................      $   74         $   91       $   305       $   137       $   65
  Depositor's equity..............................          15             19            35            33           17
                                                        ------         ------       -------       -------       ------
    Net assets applicable to units outstanding....      $   89         $  110       $   340       $   170       $   82
                                                        ======         ======       =======       =======       ======
  Policy owners' units............................          12             12            22            10            9
  Depositor's units...............................           2              3             2             3            3
                                                        ------         ------       -------       -------       ------
    Units outstanding.............................          14             15            24            13           12
                                                        ======         ======       =======       =======       ======
    Accumulation unit value.......................      $ 6.15         $ 7.61       $ 13.99       $ 13.30       $ 6.80
                                                        ======         ======       =======       =======       ======

See accompanying notes.

AUSA SERIES LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
AT DECEMBER 31, 2002
(ALL AMOUNTS EXCEPT PER UNIT AMOUNTS IN THOUSANDS)

                                                                  AUSA
                                                                T. ROWE        AUSA
                                                     AUSA        PRICE       T. ROWE        AUSA           AUSA
                                                    MUNDER      DIVIDEND      PRICE       SALOMON          PBHG
                                                    NET50        GROWTH     SMALL CAP     ALL CAP     MID CAP GROWTH
                                                  SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT     SUBACCOUNT
ASSETS:
  Investment in securities:
    Number of shares...........................          8           10           19           51            114
                                                    ======       ======       ======       ======        =======
    Cost.......................................     $   58       $   95       $  198       $  611        $ 1,168
                                                    ======       ======       ======       ======        =======
  Investment, at net asset value...............     $   42       $   82       $  154       $  496        $   788
  Dividend receivable..........................          0            0            0            0              0
  Transfers receivable from depositor..........          0            0            0            1              1
                                                    ------       ------       ------       ------        -------
    Total assets...............................         42           82          154          497            789
                                                    ------       ------       ------       ------        -------
LIABILITIES:
  Accrued expenses.............................          0            0            0            0              0
  Transfers payable to depositor...............          0            0            0            0              0
                                                    ------       ------       ------       ------        -------
    Total liabilities..........................          0            0            0            0              0
                                                    ------       ------       ------       ------        -------
    Net assets.................................     $   42       $   82       $  154       $  497        $   789
                                                    ======       ======       ======       ======        =======
NET ASSETS CONSISTS OF:
  Policy owners' equity........................     $   29       $   62       $  135       $  473        $   773
  Depositor's equity...........................         13           20           19           24             16
                                                    ------       ------       ------       ------        -------
    Net assets applicable to units
      outstanding..............................     $   42       $   82       $  154       $  497        $   789
                                                    ======       ======       ======       ======        =======
  Policy owners' units.........................          6            8           18           49            117
  Depositor's units............................          2            3            2            2              3
                                                    ------       ------       ------       ------        -------
    Units outstanding..........................          8           11           20           51            120
                                                    ======       ======       ======       ======        =======
    Accumulation unit value....................     $ 5.06       $ 7.84       $ 7.53       $ 9.71        $  6.59
                                                    ======       ======       ======       ======        =======

See accompanying notes.

AUSA SERIES LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
AT DECEMBER 31, 2002
(ALL AMOUNTS EXCEPT PER UNIT AMOUNTS IN THOUSANDS)

                                                                AUSA         AUSA            AUSA           AUSA
                                                   AUSA      VALUE LINE      GREAT          GREAT           GREAT
                                                 DREYFUS     AGGRESSIVE   COMPANIES -    COMPANIES -     COMPANIES -
                                                 MID CAP       GROWTH     AMERICA(SM)   TECHNOLOGY(SM)    GLOBAL(2)
                                                SUBACCOUNT   SUBACCOUNT   SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
ASSETS:
  Investment in securities:
    Number of shares.........................         18            3           20              26             13
                                                  ======       ======       ======          ======         ======
    Cost.....................................     $  199       $   28       $  195          $   90         $   81
                                                  ======       ======       ======          ======         ======
  Investment, at net asset value.............     $  179       $   18       $  161          $   67         $   70
  Dividend receivable........................          0            0            0               0              0
  Transfers receivable from depositor........          1            0            0               1              0
                                                  ------       ------       ------          ------         ------
    Total assets.............................        180           18          161              68             70
                                                  ------       ------       ------          ------         ------
LIABILITIES:
  Accrued expenses...........................          0            0            0               0              0
  Transfers payable to depositor.............          0            0            0               0              0
                                                  ------       ------       ------          ------         ------
    Total liabilities........................          0            0            0               0              0
                                                  ------       ------       ------          ------         ------
    Net assets...............................     $  180       $   18       $  161          $   68         $   70
                                                  ======       ======       ======          ======         ======
NET ASSETS CONSISTS OF:
  Policy owners' equity......................     $  156       $    4       $  142          $   62         $   56
  Depositor's equity.........................         24           14           19               6             14
                                                  ------       ------       ------          ------         ------
    Net assets applicable to units
      outstanding............................     $  180       $   18       $  161          $   68         $   70
                                                  ======       ======       ======          ======         ======
  Policy owners' units.......................         16            1           19              27             10
  Depositor's units..........................          3            2            3               2              3
                                                  ------       ------       ------          ------         ------
    Units outstanding........................         19            3           22              29             13
                                                  ======       ======       ======          ======         ======
    Accumulation unit value..................     $ 9.65       $ 5.55       $ 7.40          $ 2.32         $ 5.46
                                                  ======       ======       ======          ======         ======

See accompanying notes.

AUSA SERIES LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
AT DECEMBER 31, 2002
(ALL AMOUNTS EXCEPT PER UNIT AMOUNTS IN THOUSANDS)

                                                      AUSA         AUSA          AUSA          AUSA            AUSA
                                                    GABELLI        LKCM      CONSERVATIVE    MODERATE       MODERATELY
                                                     GLOBAL      CAPITAL        ASSET         ASSET         AGGRESSIVE
                                                     GROWTH       GROWTH      ALLOCATION    ALLOCATION   ASSET ALLOCATION
                                                   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT      SUBACCOUNT
ASSETS:
  Investment in securities:
    Number of shares............................         34            3             5            18              30
                                                     ======       ======        ======        ======          ======
    Cost........................................     $  262       $   26        $   51        $  157          $  255
                                                     ======       ======        ======        ======          ======
  Investment, at net asset value................     $  230       $    8        $   50        $  156          $  253
  Dividend receivable...........................          1            0             0             0               0
  Transfers receivable from depositor...........          0            0             0             0               1
                                                     ------       ------        ------        ------          ------
    Total assets................................        231            8            50           156             254
                                                     ------       ------        ------        ------          ------
LIABILITIES:
  Accrued expenses..............................          0            0             0             0               0
  Transfers payable to depositor................          0            0             0             0               0
                                                     ------       ------        ------        ------          ------
    Total liabilities...........................          0            0             0             0               0
                                                     ------       ------        ------        ------          ------
    Net assets..................................     $  231       $    8        $   50        $  156          $  254
                                                     ======       ======        ======        ======          ======
NET ASSETS CONSISTS OF:
  Policy owners' equity.........................     $  214       $    1        $   27        $  134          $  233
  Depositor's equity............................         17            7            23            22              21
                                                     ------       ------        ------        ------          ------
    Net assets applicable to units
      outstanding...............................     $  231       $    8        $   50        $  156          $  254
                                                     ======       ======        ======        ======          ======
  Policy owners' units..........................         32            1             3            15              27
  Depositor's units.............................          2            2             3             3               3
                                                     ------       ------        ------        ------          ------
    Units outstanding...........................         34            3             6            18              30
                                                     ======       ======        ======        ======          ======
    Accumulation unit value.....................     $ 6.70       $ 2.93        $ 9.04        $ 8.76          $ 8.47
                                                     ======       ======        ======        ======          ======

See accompanying notes.

AUSA SERIES LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
AT DECEMBER 31, 2002
(ALL AMOUNTS EXCEPT PER UNIT AMOUNTS IN THOUSANDS)

                                                        AUSA         AUSA                       AUSA
                                                     AGGRESSIVE     PIMCO         AUSA      TRANSAMERICA       AUSA
                                                       ASSET        TOTAL        JANUS      CONVERTIBLE    TRANSAMERICA
                                                     ALLOCATION     RETURN      BALANCED     SECURITIES       EQUITY
                                                     SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
ASSETS:
  Investment in securities:
    Number of shares..............................         15            3            3             3              2
                                                       ======      =======       ======        ======         ======
    Cost..........................................     $  123      $    27       $   27        $   25         $   36
                                                       ======      =======       ======        ======         ======
  Investment, at net asset value..................     $  123      $    29       $   26        $   24         $   33
  Dividend receivable.............................          0            0            0             0              0
  Transfers receivable from depositor.............          1            0            0             0              0
                                                       ------      -------       ------        ------         ------
    Total assets..................................        124           29           26            24             33
                                                       ------      -------       ------        ------         ------
LIABILITIES:
  Accrued expenses................................          0            0            0             0              0
  Transfers payable to depositor..................          0            0            0             0              0
                                                       ------      -------       ------        ------         ------
    Total liabilities.............................          0            0            0             0              0
                                                       ------      -------       ------        ------         ------
    Net assets....................................     $  124      $    29       $   26        $   24         $   33
                                                       ======      =======       ======        ======         ======
NET ASSETS CONSISTS OF:
  Policy owners' equity...........................     $  104      $     2       $    2        $    1         $   11
  Depositor's equity..............................         20           27           24            23             22
                                                       ------      -------       ------        ------         ------
    Net assets applicable to units
      outstanding.................................     $  124      $    29       $   26        $   24         $   33
                                                       ======      =======       ======        ======         ======
  Policy owners' units............................         13            0            0             0              1
  Depositor's units...............................          2            3            3             3              3
                                                       ------      -------       ------        ------         ------
    Units outstanding.............................         15            3            3             3              4
                                                       ======      =======       ======        ======         ======
    Accumulation unit value.......................     $ 8.12      $ 10.56       $ 9.43        $ 9.26         $ 8.53
                                                       ======      =======       ======        ======         ======

See accompanying notes.

AUSA SERIES LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
AT DECEMBER 31, 2002
(ALL AMOUNTS EXCEPT PER UNIT AMOUNTS IN THOUSANDS)

                                                                                   AUSA
                                                      AUSA           AUSA      TRANSAMERICA      AUSA          AUSA
                                                  TRANSAMERICA     CAPITAL         U.S.       J.P. MORGAN     CAPITAL
                                                     GROWTH        GUARDIAN     GOVERNMENT     ENHANCED      GUARDIAN
                                                  OPPORTUNITIES     VALUE       SECURITIES       INDEX      U.S. EQUITY
                                                   SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
ASSETS:
  Investment in securities:
    Number of shares...........................           3              2             2             2             3
                                                     ======         ======       =======        ======        ======
    Cost.......................................      $   31         $   26       $    26        $   25        $   25
                                                     ======         ======       =======        ======        ======
  Investment, at net asset value...............      $   26         $   20       $    27        $   20        $   20
  Dividend receivable..........................           0              0             0             0             0
  Transfers receivable from depositor..........           0              0             0             0             0
                                                     ------         ------       -------        ------        ------
    Total assets...............................          26             20            27            20            20
                                                     ------         ------       -------        ------        ------
LIABILITIES:
  Accrued expenses.............................           0              0             0             0             0
  Transfers payable to depositor...............           0              0             0             0             0
                                                     ------         ------       -------        ------        ------
    Total liabilities..........................           0              0             0             0             0
                                                     ------         ------       -------        ------        ------
    Net assets.................................      $   26         $   20       $    27        $   20        $   20
                                                     ======         ======       =======        ======        ======
NET ASSETS CONSISTS OF:
  Policy owners' equity........................      $    6         $    0       $     1        $    0        $    0
  Depositor's equity...........................          20             20            26            20            20
                                                     ------         ------       -------        ------        ------
    Net assets applicable to units
      outstanding..............................      $   26         $   20       $    27        $   20        $   20
                                                     ======         ======       =======        ======        ======
  Policy owners' units.........................           1              0             0             0             0
  Depositor's units............................           2              3             3             3             3
                                                     ------         ------       -------        ------        ------
    Units outstanding..........................           3              3             3             3             3
                                                     ======         ======       =======        ======        ======
    Accumulation unit value....................      $ 7.92         $ 7.91       $ 10.47        $ 8.11        $ 8.04
                                                     ======         ======       =======        ======        ======

See accompanying notes.

AUSA SERIES LIFE ACCOUNT
STATEMENTS OF ASSETS AND LIABILITIES
AT DECEMBER 31, 2002
(ALL AMOUNTS EXCEPT PER UNIT AMOUNTS IN THOUSANDS)

                                                                 FIDELITY VIP
                                                                    GROWTH         FIDELITY VIP     FIDELITY VIP
                                                                OPPORTUNITIES      CONTRAFUND(R)    EQUITY-INCOME
                                                                  SUBACCOUNT        SUBACCOUNT       SUBACCOUNT
ASSETS:
  Investment in securities:
    Number of shares........................................             6                 9                9
                                                                    ======            ======           ======
    Cost....................................................        $   84            $  177           $  188
                                                                    ======            ======           ======
  Investment, at net asset value............................        $   70            $  163           $  162
  Dividend receivable.......................................             0                 0                0
  Transfers receivable from depositor.......................             0                 0                0
                                                                    ------            ------           ------
    Total assets............................................            70               163              162
                                                                    ------            ------           ------
LIABILITIES:
  Accrued expenses..........................................             0                 0                0
  Transfers payable to depositor............................             0                 0                0
                                                                    ------            ------           ------
    Total liabilities.......................................             0                 0                0
                                                                    ------            ------           ------
    Net assets..............................................        $   70            $  163           $  162
                                                                    ======            ======           ======
NET ASSETS CONSISTS OF:
  Policy owners' equity.....................................        $   57            $  145           $  142
  Depositor's equity........................................            13                18               20
                                                                    ------            ------           ------
    Net assets applicable to units
      outstanding...........................................        $   70            $  163           $  162
                                                                    ======            ======           ======
  Policy owners' units......................................            11                20               18
  Depositor's units.........................................             2                 3                2
                                                                    ------            ------           ------
    Units outstanding.......................................            13                23               20
                                                                    ======            ======           ======
    Accumulation unit value.................................        $ 5.40            $ 7.10           $ 8.05
                                                                    ======            ======           ======

See accompanying notes.

AUSA SERIES LIFE ACCOUNT
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
(ALL AMOUNTS IN THOUSANDS)

                                                       AUSA                                                    AUSA
                                                   TRANSAMERICA      AUSA         AUSA          AUSA           LKCM
                                                      MONEY         AEGON        JANUS         JANUS        STRATEGIC
                                                      MARKET         BOND        GROWTH        GLOBAL      TOTAL RETURN
                                                    SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
INVESTMENT INCOME:
  Dividend income...............................      $    5        $   12       $    0        $   37         $   2
                                                      ------        ------       ------        ------         -----
EXPENSES:
  Mortality and expense risk....................           3             2           22            12             0
                                                      ------        ------       ------        ------         -----
      Net investment income (loss)..............           2            10          (22)           25             2
                                                      ------        ------       ------        ------         -----
REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss) on sale of
    investment securities.......................           0             3         (570)         (323)           (5)
  Realized gain distribution....................           0             0            0             0             0
  Change in unrealized appreciation
    (depreciation)..............................           0            11         (328)         (115)           (5)
                                                      ------        ------       ------        ------         -----
      Net gain (loss) on investment
         securities.............................           0            14         (898)         (438)          (10)
                                                      ------        ------       ------        ------         -----
         Net increase (decrease) in net
           assets resulting from operations.....      $    2        $   24       $ (920)       $ (413)        $  (8)
                                                      ======        ======       ======        ======         =====

                                                      AUSA         AUSA         AUSA          AUSA
                                                   VAN KAMPEN     ALGER      FEDERATED    TRANSAMERICA       AUSA
                                                    EMERGING    AGGRESSIVE    GROWTH &       VALUE         PBHG/NWQ
                                                     GROWTH       GROWTH       INCOME       BALANCED     VALUE SELECT
                                                   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
INVESTMENT INCOME:
  Dividend income...............................     $    2       $    0       $   20        $    9          $   1
                                                     ------       ------       ------        ------          -----
EXPENSES:
  Mortality and expense risk....................         15           16            3             2              1
                                                     ------       ------       ------        ------          -----
    Net investment income (loss)................        (13)         (16)          17             7              0
                                                     ------       ------       ------        ------          -----
REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss) on sale of
    investment securities.......................       (385)        (277)           9            (6)            (1)
  Realized gain distribution....................          0            0            4             8              1
  Change in unrealized appreciation
    (depreciation)..............................       (283)        (486)         (33)          (41)           (12)
                                                     ------       ------       ------        ------          -----
    Net gain (loss) on investment
      securities................................       (668)        (763)         (20)          (39)           (12)
                                                     ------       ------       ------        ------          -----
      Net increase (decrease) in net
         assets resulting from operations.......     $ (681)      $ (779)      $   (3)       $  (32)         $ (12)
                                                     ======       ======       ======        ======          =====

See accompanying notes.

AUSA SERIES LIFE ACCOUNT
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
(ALL AMOUNTS IN THOUSANDS)

                                                            AUSA                         AUSA         AUSA
                                                          AMERICAN         AUSA         THIRD        CLARION        AUSA
                                                           CENTURY          GE          AVENUE     REAL ESTATE    MARSICO
                                                        INTERNATIONAL   U.S. EQUITY     VALUE      SECURITIES      GROWTH
                                                         SUBACCOUNT     SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
INVESTMENT INCOME:
  Dividend income....................................       $   0          $   1        $   5        $    2        $    0
                                                            -----          -----        -----        ------        ------
EXPENSES:
  Mortality and expense risk.........................           1              1            3             1             1
                                                            -----          -----        -----        ------        ------
      Net investment income (loss)...................          (1)             0            2             1            (1)
                                                            -----          -----        -----        ------        ------
REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss) on sale of
    investment securities............................         (14)            (9)           7            10            (8)
  Realized gain distribution.........................           0              0            4             0             0
  Change in unrealized appreciation
    (depreciation)...................................          (4)           (16)         (55)          (19)          (12)
                                                            -----          -----        -----        ------        ------
      Net gain (loss) on investment
         securities..................................         (18)           (25)         (44)           (9)          (20)
                                                            -----          -----        -----        ------        ------
         Net increase (decrease) in net
           assets resulting from operations..........       $ (19)         $ (25)       $ (42)       $   (8)       $  (21)
                                                            =====          =====        =====        ======        ======

                                                                           AUSA
                                                                          T. ROWE        AUSA                       AUSA
                                                            AUSA           PRICE       T. ROWE        AUSA          PBHG
                                                           MUNDER        DIVIDEND       PRICE        SALOMON      MID CAP
                                                            NET50         GROWTH      SMALL CAP      ALL CAP       GROWTH
                                                         SUBACCOUNT     SUBACCOUNT    SUBACCOUNT   SUBACCOUNT    SUBACCOUNT
INVESTMENT INCOME:
  Dividend income....................................       $   0          $   0        $   0        $    5        $    0
                                                            -----          -----        -----        ------        ------
EXPENSES:
  Mortality and expense risk.........................           1              1            1             4             7
                                                            -----          -----        -----        ------        ------
    Net investment income (loss).....................          (1)            (1)          (1)            1            (7)
                                                            -----          -----        -----        ------        ------
REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss) on sale of
    investment securities............................         (10)            (1)         (13)          (13)         (174)
  Realized gain distribution.........................           0              0            0             1             0
  Change in unrealized appreciation
    (depreciation)...................................          (6)           (14)         (33)         (121)          (84)
                                                            -----          -----        -----        ------        ------
    Net gain (loss) on investment
      securities.....................................         (16)           (15)         (46)         (133)         (258)
                                                            -----          -----        -----        ------        ------
      Net increase (decrease) in net
         assets resulting from operations............       $ (17)         $ (16)       $ (47)       $ (132)       $ (265)
                                                            =====          =====        =====        ======        ======

See accompanying notes.

AUSA SERIES LIFE ACCOUNT
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
(ALL AMOUNTS IN THOUSANDS)

                                                                    AUSA          AUSA            AUSA            AUSA
                                                     AUSA        VALUE LINE      GREAT           GREAT           GREAT
                                                   DREYFUS       AGGRESSIVE   COMPANIES -     COMPANIES -     COMPANIES -
                                                   MID CAP         GROWTH     AMERICA(SM)    TECHNOLOGY(SM)    GLOBAL(2)
                                                  SUBACCOUNT     SUBACCOUNT    SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
INVESTMENT INCOME:
  Dividend income............................       $   0           $  0         $   0            $   0          $   0
                                                    -----           ----         -----            -----          -----
EXPENSES:
  Mortality and expense risk.................           1              1             1                1              1
                                                    -----           ----         -----            -----          -----
      Net investment income (loss)...........          (1)            (1)           (1)              (1)            (1)
                                                    -----           ----         -----            -----          -----
REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss) on sale of
    investment securities....................           0             (1)           (6)             (17)            (9)
  Realized gain distributions................           0              0             0                0              0
  Change in unrealized appreciation
    (depreciation)...........................         (22)            (3)          (24)             (13)            (5)
                                                    -----           ----         -----            -----          -----
      Net gain (loss) on investment
         securities..........................         (22)            (4)          (30)             (30)           (14)
                                                    -----           ----         -----            -----          -----
         Net increase (decrease) in net
           assets resulting from
           operations........................       $ (23)          $ (5)        $ (31)           $ (31)         $ (15)
                                                    =====           ====         =====            =====          =====

                                                                                                                  AUSA
                                                                    AUSA          AUSA            AUSA         MODERATELY
                                                     AUSA           LKCM      CONSERVATIVE      MODERATE       AGGRESSIVE
                                                GABELLI GLOBAL    CAPITAL         ASSET           ASSET           ASSET
                                                    GROWTH         GROWTH      ALLOCATION      ALLOCATION      ALLOCATION
                                                  SUBACCOUNT     SUBACCOUNT   SUBACCOUNT(1)   SUBACCOUNT(1)   SUBACCOUNT(1)
INVESTMENT INCOME:
  Dividend income............................       $   1           $  0          $   0           $   0           $   0
                                                    -----           ----          -----           -----           -----
EXPENSES:
  Mortality and expense risk.................           2              0              0               0               1
                                                    -----           ----          -----           -----           -----
    Net investment income (loss).............          (1)             0              0               0              (1)
                                                    -----           ----          -----           -----           -----
REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss) on sale of
    investment securities....................         (10)             0             (1)             (4)             (4)
  Realized gain distributions................           0              0              0               0               0
  Change in unrealized appreciation
    (depreciation)...........................         (25)            (9)            (1)             (1)             (2)
                                                    -----           ----          -----           -----           -----
    Net gain (loss) on investment
      securities.............................         (35)            (9)            (2)             (5)             (6)
                                                    -----           ----          -----           -----           -----
      Net increase (decrease) in net
         assets resulting from operations....       $ (36)          $ (9)         $  (2)          $  (5)          $  (7)
                                                    =====           ====          =====           =====           =====

See accompanying notes.

AUSA SERIES LIFE ACCOUNT
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
(ALL AMOUNTS IN THOUSANDS)

                                                          AUSA            AUSA                              AUSA
                                                       AGGRESSIVE         PIMCO            AUSA         TRANSAMERICA
                                                          ASSET           TOTAL            JANUS         CONVERTIBLE
                                                       ALLOCATION        RETURN          BALANCED        SECURITIES
                                                      SUBACCOUNT(1)   SUBACCOUNT(1)    SUBACCOUNT(1)    SUBACCOUNT(1)
INVESTMENT INCOME:
  Dividend income..................................       $  0             $ 0             $  0             $  0
                                                          ----             ---             ----             ----
EXPENSES:
  Mortality and expense risk.......................          0               0                0                1
                                                          ----             ---             ----             ----
      Net investment income (loss).................          0               0                0               (1)
                                                          ----             ---             ----             ----
REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss) on sale of
    investment securities..........................         (5)              0                0                0
  Realized gain distribution.......................          0               0                0                0
  Change in unrealized appreciation
    (depreciation).................................          0               2               (1)              (1)
                                                          ----             ---             ----             ----
      Net gain (loss) on investment
         securities................................         (5)              2               (1)              (1)
                                                          ----             ---             ----             ----
         Net increase (decrease) in net
           assets resulting from operations........       $ (5)            $ 2             $ (1)            $ (2)
                                                          ====             ===             ====             ====


                                                         AUSA
                                                     TRANSAMERICA
                                                        EQUITY
                                                     SUBACCOUNT(1)
INVESTMENT INCOME:
  Dividend income..................................      $  0
                                                         ----
EXPENSES:
  Mortality and expense risk.......................         0
                                                         ----
      Net investment income (loss).................         0
                                                         ----
REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss) on sale of
    investment securities..........................         0
  Realized gain distribution.......................         0
  Change in unrealized appreciation
    (depreciation).................................        (3)
                                                         ----
      Net gain (loss) on investment
         securities................................        (3)
                                                         ----
         Net increase (decrease) in net
           assets resulting from operations........      $ (3)
                                                         ====

                                                          AUSA            AUSA             AUSA             AUSA
                                                      TRANSAMERICA       CAPITAL       TRANSAMERICA      J.P. MORGAN
                                                         GROWTH         GUARDIAN      U.S. GOVERNMENT     ENHANCED
                                                      OPPORTUNITIES       VALUE         SECURITIES          INDEX
                                                      SUBACCOUNT(1)   SUBACCOUNT(1)    SUBACCOUNT(1)    SUBACCOUNT(1)
INVESTMENT INCOME:
  Dividend income..................................       $  0            $  1              $ 1             $  0
                                                          ----            ----              ---             ----
EXPENSES:
  Mortality and expense risk.......................          0               0                1                0
                                                          ----            ----              ---             ----
    Net investment income (loss)...................          0               1                0                0
                                                          ----            ----              ---             ----
REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss) on sale of
    investment securities..........................          0               0                0                0
  Realized gain distribution.......................          0               0                0                0
  Change in unrealized appreciation
    (depreciation).................................         (5)             (6)               1               (5)
                                                          ----            ----              ---             ----
    Net gain (loss) on investment
      securities...................................         (5)             (6)               1               (5)
                                                          ----            ----              ---             ----
      Net increase (decrease) in net
         assets resulting from operations..........       $ (5)           $ (5)             $ 1             $ (5)
                                                          ====            ====              ===             ====

                                                         AUSA
                                                        CAPITAL
                                                       GUARDIAN
                                                      U.S. EQUITY
                                                     SUBACCOUNT(1)
INVESTMENT INCOME:
  Dividend income..................................      $  0
                                                         ----
EXPENSES:
  Mortality and expense risk.......................         0
                                                         ----
    Net investment income (loss)...................         0
                                                         ----
REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss) on sale of
    investment securities..........................         0
  Realized gain distribution.......................         0
  Change in unrealized appreciation
    (depreciation).................................        (5)
                                                         ----
    Net gain (loss) on investment
      securities...................................        (5)
                                                         ----
      Net increase (decrease) in net
         assets resulting from operations..........      $ (5)
                                                         ====

See accompanying notes.

AUSA SERIES LIFE ACCOUNT
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2002
(ALL AMOUNTS IN THOUSANDS)

                                                        FIDELITY VIP
                                                           GROWTH         FIDELITY VIP     FIDELITY VIP
                                                       OPPORTUNITIES      CONTRAFUND(R)    EQUITY-INCOME
                                                         SUBACCOUNT        SUBACCOUNT       SUBACCOUNT
INVESTMENT INCOME:
  Dividend income..................................        $   1              $   1            $   2
                                                           -----              -----            -----
EXPENSES:
  Mortality and expense risk.......................            1                  1                1
                                                           -----              -----            -----
      Net investment income (loss).................            0                  0                1
                                                           -----              -----            -----
REALIZED AND UNREALIZED GAIN (LOSS):
  Net realized gain (loss) on sale of
    investment securities..........................          (12)                (5)              (3)
  Realized gain distribution.......................            0                  0                2
  Change in unrealized appreciation
    (depreciation).................................           (7)               (11)             (25)
                                                           -----              -----            -----
      Net gain (loss) on investment
         securities................................          (19)               (16)             (26)
                                                           -----              -----            -----
         Net increase (decrease) in net
           assets resulting from operations........        $ (19)             $ (16)           $ (25)
                                                           =====              =====            =====

See accompanying notes.

AUSA SERIES LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED
(ALL AMOUNTS IN THOUSANDS)

                                                            AUSA                AUSA
                                                        TRANSAMERICA            AEGON               AUSA
                                                        MONEY MARKET            BOND            JANUS GROWTH
                                                         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                      -----------------   -----------------   -----------------
                                                        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                      -----------------   -----------------   -----------------
                                                       2002      2001      2002      2001      2002      2001
                                                      -------   -------   -------   -------   -------   -------
OPERATIONS:
  Net investment income (loss).....................   $     2   $     5   $    10   $     0   $   (22)  $   (18)
  Net gain (loss) on investment securities.........         0         0        14         2      (898)     (565)
                                                      -------   -------   -------   -------   -------   -------
  Net increase (decrease) in net assets
    resulting from operations......................         2         5        24         2      (920)     (583)
                                                      -------   -------   -------   -------   -------   -------
CAPITAL UNIT TRANSACTIONS:
  Proceeds from units sold (transferred)...........       191       224       358        72     1,468     1,956
                                                      -------   -------   -------   -------   -------   -------
  Less cost of units redeemed:
    Administrative charges.........................        46        37        34         7       498       473
    Policy loans...................................         0         0         0         0         5         0
    Surrender benefits.............................         9         0         6         0        28        12
    Death benefits.................................         0         0         0         0         3         1
                                                      -------   -------   -------   -------   -------   -------
                                                           55        37        40         7       534       486
                                                      -------   -------   -------   -------   -------   -------
    Increase (decrease) in net assets from
      capital unit transactions....................       136       187       318        65       934     1,470
                                                      -------   -------   -------   -------   -------   -------
    Net increase (decrease) in net assets..........       138       192       342        67        14       887
  Depositor's equity contribution
    (net redemption)...............................         0         0         0         0         0         0
NET ASSETS:
  Beginning of year................................       307       115        98        31     2,539     1,652
                                                      -------   -------   -------   -------   -------   -------
  End of year......................................   $   445   $   307   $   440   $    98   $ 2,553   $ 2,539
                                                      =======   =======   =======   =======   =======   =======
UNIT ACTIVITY:
  Units outstanding -- beginning of year...........        28        11         8         3       363       168
  Units issued.....................................       104       183        34         6       414       335
  Units redeemed...................................       (92)     (166)       (8)       (1)     (251)     (140)
                                                      -------   -------   -------   -------   -------   -------
  Units outstanding -- end of year.................        40        28        34         8       526       363
                                                      =======   =======   =======   =======   =======   =======

See accompanying notes.

AUSA SERIES LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED
(ALL AMOUNTS IN THOUSANDS)

                                                                                AUSA
                                                                                LKCM                AUSA
                                                            AUSA           STRATEGIC TOTAL       VAN KAMPEN
                                                        JANUS GLOBAL           RETURN          EMERGING GROWTH
                                                         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                      -----------------   -----------------   -----------------
                                                        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                      -----------------   -----------------   -----------------
                                                       2002      2001      2002      2001      2002      2001
                                                      -------   -------   -------   -------   -------   -------
OPERATIONS:
  Net investment income (loss).....................   $    25   $     1   $     2   $     0   $   (13)  $   (11)
  Net gain (loss) on investment securities.........      (438)     (333)      (10)       (1)     (668)     (510)
                                                      -------   -------   -------   -------   -------   -------
  Net increase (decrease) in net assets
    resulting from operations......................      (413)     (332)       (8)       (1)     (681)     (521)
                                                      -------   -------   -------   -------   -------   -------
CAPITAL UNIT TRANSACTIONS:
  Proceeds from units sold (transferred)...........       472       757        26        33       986     1,295
                                                      -------   -------   -------   -------   -------   -------
  Less cost of units redeemed:
    Administrative charges.........................       200       247        12         7       310       311
    Policy loans...................................         4         0         0         0         0         0
    Surrender benefits.............................        12        13         1         0        19         7
    Death benefits.................................         1         1         0         0         1         1
                                                      -------   -------   -------   -------   -------   -------
                                                          217       261        13         7       330       319
                                                      -------   -------   -------   -------   -------   -------
    Increase (decrease) in net assets from
      capital unit transactions....................       255       496        13        26       656       976
                                                      -------   -------   -------   -------   -------   -------
    Net increase (decrease) in net assets..........      (158)      164         5        25       (25)      455
  Depositor's equity contribution
    (net redemption)...............................         0         0         0         0         0         0
NET ASSETS:
  Beginning of year................................     1,387     1,223        63        38     1,640     1,185
                                                      -------   -------   -------   -------   -------   -------
  End of year......................................   $ 1,229   $ 1,387   $    68   $    63   $ 1,615   $ 1,640
                                                      =======   =======   =======   =======   =======   =======
UNIT ACTIVITY:
  Units outstanding -- beginning of year...........       146        98         7         4       159        76
  Units issued.....................................       115       109         4         4       186       148
  Units redeemed...................................       (85)      (61)       (3)       (1)     (110)      (65)
                                                      -------   -------   -------   -------   -------   -------
  Units outstanding -- end of year.................       176       146         8         7       235       159
                                                      =======   =======   =======   =======   =======   =======

See accompanying notes.

AUSA SERIES LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED
(ALL AMOUNTS IN THOUSANDS)

                                                            AUSA                AUSA                AUSA
                                                            ALGER             FEDERATED         TRANSAMERICA
                                                      AGGRESSIVE GROWTH    GROWTH & INCOME     VALUE BALANCED
                                                         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                      -----------------   -----------------   -----------------
                                                        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                      -----------------   -----------------   -----------------
                                                       2002      2001      2002      2001      2002      2001
                                                      -------   -------   -------   -------   -------   -------
OPERATIONS:
  Net investment income (loss).....................   $   (16)  $   (14)  $    17   $     1   $     7   $     1
  Net gain (loss) on investment securities.........      (763)     (226)      (20)       11       (39)       (2)
                                                      -------   -------   -------   -------   -------   -------
  Net increase (decrease) in net assets
    resulting from operations......................      (779)     (240)       (3)       12       (32)       (1)
                                                      -------   -------   -------   -------   -------   -------
CAPITAL UNIT TRANSACTIONS:
  Proceeds from units sold (transferred)...........       912     1,252       319       170       293        59
                                                      -------   -------   -------   -------   -------   -------
  Less cost of units redeemed:
    Administrative charges.........................       318       332        74        20        44         7
    Policy loans...................................         0         0         0         0         4         0
    Surrender benefits.............................        29         8         0         0         0         0
    Death benefits.................................         1         1         1         0         0         0
                                                      -------   -------   -------   -------   -------   -------
                                                          348       341        75        20        48         7
                                                      -------   -------   -------   -------   -------   -------
    Increase (decrease) in net assets from
      capital unit transactions....................       564       911       244       150       245        52
                                                      -------   -------   -------   -------   -------   -------
    Net increase (decrease) in net assets..........      (215)      671       241       162       213        51
  Depositor's equity contribution
    (net redemption)...............................         0         0         0         0         0         0
NET ASSETS:
  Beginning of year................................     1,899     1,228       196        34        86        35
                                                      -------   -------   -------   -------   -------   -------
  End of year......................................   $ 1,684   $ 1,899   $   437   $   196   $   299   $    86
                                                      =======   =======   =======   =======   =======   =======
UNIT ACTIVITY:
  Units outstanding -- beginning of year...........       219       117        15         3         8         3
  Units issued.....................................       215       190        33        16        37         7
  Units redeemed...................................      (135)      (88)      (16)       (4)      (14)       (2)
                                                      -------   -------   -------   -------   -------   -------
  Units outstanding -- end of year.................       299       219        32        15        31         8
                                                      =======   =======   =======   =======   =======   =======

See accompanying notes.

AUSA SERIES LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED
(ALL AMOUNTS IN THOUSANDS)

                                                            AUSA                  AUSA                  AUSA
                                                          PBHG/NWQ              AMERICAN                 GE
                                                        VALUE SELECT      CENTURY INTERNATIONAL      U.S. EQUITY
                                                         SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                                      -----------------   ---------------------   -----------------
                                                        DECEMBER 31,          DECEMBER 31,          DECEMBER 31,
                                                      -----------------   ---------------------   -----------------
                                                       2002      2001       2002        2001       2002      2001
                                                      -------   -------   ---------   ---------   -------   -------
OPERATIONS:
  Net investment income (loss).....................   $     0   $     0    $    (1)    $     1    $     0   $    (1)
  Net gain (loss) on investment securities.........       (12)       (1)       (18)        (11)       (25)       (5)
                                                      -------   -------    -------     -------    -------   -------
  Net increase (decrease) in net assets
    resulting from operations......................       (12)       (1)       (19)        (10)       (25)       (6)
                                                      -------   -------    -------     -------    -------   -------
CAPITAL UNIT TRANSACTIONS:
  Proceeds from units sold (transferred)...........        36        35         64          45         57        55
                                                      -------   -------    -------     -------    -------   -------
  Less cost of units redeemed:
    Administrative charges.........................         9         4         15           5         17        10
    Policy loans...................................         0         0          0           0          0         0
    Surrender benefits.............................         0         0          1           0          0         0
    Death benefits.................................         0         0          0           0          0         0
                                                      -------   -------    -------     -------    -------   -------
                                                            9         4         16           5         17        10
                                                      -------   -------    -------     -------    -------   -------
    Increase (decrease) in net assets from
      capital unit transactions....................        27        31         48          40         40        45
                                                      -------   -------    -------     -------    -------   -------
    Net increase (decrease) in net assets..........        15        30         29          30         15        39
  Depositor's equity contribution
    (net redemption)...............................         0         0          0           0          0         0
NET ASSETS:
  Beginning of year................................        57        27         60          30         95        56
                                                      -------   -------    -------     -------    -------   -------
  End of year......................................   $    72   $    57    $    89     $    60    $   110   $    95
                                                      =======   =======    =======     =======    =======   =======
UNIT ACTIVITY:
  Units outstanding -- beginning of year...........         6         3          8           3         10         5
  Units issued.....................................         5         4         13           6         11         8
  Units redeemed...................................        (3)       (1)        (7)         (1)        (6)       (3)
                                                      -------   -------    -------     -------    -------   -------
  Units outstanding -- end of year.................         8         6         14           8         15        10
                                                      =======   =======    =======     =======    =======   =======

See accompanying notes.

AUSA SERIES LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED
(ALL AMOUNTS IN THOUSANDS)

                                                                                AUSA
                                                            AUSA               CLARION              AUSA
                                                            THIRD            REAL ESTATE           MARSICO
                                                        AVENUE VALUE         SECURITIES            GROWTH
                                                         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                      -----------------   -----------------   -----------------
                                                        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                      -----------------   -----------------   -----------------
                                                       2002      2001      2002      2001      2002      2001
                                                      -------   -------   -------   -------   -------   -------
OPERATIONS:
  Net investment income (loss).....................   $     2   $    (1)  $     1   $     1   $    (1)  $     0
  Net gain (loss) on investment securities.........       (44)       10        (9)        4       (20)       (8)
                                                      -------   -------   -------   -------   -------   -------
  Net increase (decrease) in net assets resulting
    from operations................................       (42)        9        (8)        5       (21)       (8)
                                                      -------   -------   -------   -------   -------   -------
CAPITAL UNIT TRANSACTIONS:
  Proceeds from units sold (transferred)...........       197       195       132        38        59        28
                                                      -------   -------   -------   -------   -------   -------
  Less cost of units redeemed:
    Administrative charges.........................        54        25        26         5        13         7
    Policy loans...................................         0         0         0         0         0         0
    Surrender benefits.............................         4         1         0         0         0         0
    Death benefits.................................         0         0         0         0         0         0
                                                      -------   -------   -------   -------   -------   -------
                                                           58        26        26         5        13         7
                                                      -------   -------   -------   -------   -------   -------
    Increase (decrease) in net assets from capital
      unit transactions............................       139       169       106        33        46        21
                                                      -------   -------   -------   -------   -------   -------
    Net increase (decrease) in net assets..........        97       178        98        38        25        13
  Depositor's equity contribution (net
    redemption)....................................         0         0         0         0         0         0
NET ASSETS:
  Beginning of year................................       243        65        72        34        57        44
                                                      -------   -------   -------   -------   -------   -------
  End of year......................................   $   340   $   243   $   170   $    72   $    82   $    57
                                                      =======   =======   =======   =======   =======   =======
UNIT ACTIVITY:
  Units outstanding -- beginning of year...........        16         4         6         3         7         4
  Units issued.....................................        22        17        24         4         9         5
  Units redeemed...................................       (14)       (5)      (17)       (1)       (4)       (2)
                                                      -------   -------   -------   -------   -------   -------
  Units outstanding -- end of year.................        24        16        13         6        12         7
                                                      =======   =======   =======   =======   =======   =======

See accompanying notes.

AUSA SERIES LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED
(ALL AMOUNTS IN THOUSANDS)

                                                            AUSA                AUSA                AUSA
                                                           MUNDER           T. ROWE PRICE       T. ROWE PRICE
                                                            NET50          DIVIDEND GROWTH        SMALL CAP
                                                         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                      -----------------   -----------------   -----------------
                                                        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                      -----------------   -----------------   -----------------
                                                       2002      2001      2002      2001      2002      2001
                                                      -------   -------   -------   -------   -------   -------
OPERATIONS:
  Net investment income (loss).....................   $    (1)  $     0   $    (1)  $    (1)  $    (1)  $    (1)
  Net gain (loss) on investment securities.........       (16)      (11)      (15)       (1)      (46)       (8)
                                                      -------   -------   -------   -------   -------   -------
  Net increase (decrease) in net assets resulting
    from operations................................       (17)      (11)      (16)       (2)      (47)       (9)
                                                      -------   -------   -------   -------   -------   -------
CAPITAL UNIT TRANSACTIONS:
  Proceeds from units sold (transferred)...........        26        13        39        27        70        82
                                                      -------   -------   -------   -------   -------   -------
  Less cost of units redeemed:
    Administrative charges.........................         6         3         9         6        19        16
    Policy loans...................................         0         0         0         0         0         0
    Surrender benefits.............................         0         0         2         0         6         0
    Death benefits.................................         0         0         0         0         0         0
                                                      -------   -------   -------   -------   -------   -------
                                                            6         3        11         6        25        16
                                                      -------   -------   -------   -------   -------   -------
    Increase (decrease) in net assets from capital
      unit transactions............................        20        10        28        21        45        66
                                                      -------   -------   -------   -------   -------   -------
    Net increase (decrease) in net assets..........         3        (1)       12        19        (2)       57
  Depositor's equity contribution (net
    redemption)....................................         0         0         0         0         0         0
NET ASSETS:
  Beginning of year................................        39        40        70        51       156        99
                                                      -------   -------   -------   -------   -------   -------
  End of year......................................   $    42   $    39   $    82   $    70   $   154   $   156
                                                      =======   =======   =======   =======   =======   =======
UNIT ACTIVITY:
  Units outstanding -- beginning of year...........         5         4         8         5        15         8
  Units issued.....................................         6         2         6         4        14        10
  Units redeemed...................................        (3)       (1)       (3)       (1)       (9)       (3)
                                                      -------   -------   -------   -------   -------   -------
  Units outstanding -- end of year.................         8         5        11         8        20        15
                                                      =======   =======   =======   =======   =======   =======

See accompanying notes.

AUSA SERIES LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED
(ALL AMOUNTS IN THOUSANDS)

                                                            AUSA                AUSA                AUSA
                                                           SALOMON              PBHG               DREYFUS
                                                           ALL CAP         MID CAP GROWTH          MID CAP
                                                         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                      -----------------   -----------------   -----------------
                                                        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                      -----------------   -----------------   -----------------
                                                       2002      2001      2002      2001      2002      2001
                                                      -------   -------   -------   -------   -------   -------
OPERATIONS:
  Net investment income (loss).....................   $     1   $     2   $    (7)  $    (5)  $    (1)  $     0
  Net gain (loss) on investment securities.........      (133)        3      (258)     (223)      (22)       (2)
                                                      -------   -------   -------   -------   -------   -------
  Net increase (decrease) in net assets resulting
    from operations................................      (132)        5      (265)     (228)      (23)       (2)
                                                      -------   -------   -------   -------   -------   -------
CAPITAL UNIT TRANSACTIONS:
  Proceeds from units sold (transferred)...........       355       337       442       694       118        72
                                                      -------   -------   -------   -------   -------   -------
  Less cost of units redeemed:
    Administrative charges.........................        93        44       148       149        29        16
    Policy loans...................................         6         0         0         0         0         0
    Surrender benefits.............................         1         1         5         2         0         0
    Death benefits.................................         1         0         1         1         0         0
                                                      -------   -------   -------   -------   -------   -------
                                                          101        45       154       152        29        16
                                                      -------   -------   -------   -------   -------   -------
    Increase (decrease) in net assets from capital
      unit transactions............................       254       292       288       542        89        56
                                                      -------   -------   -------   -------   -------   -------
    Net increase (decrease) in net assets..........       122       297        23       314        66        54
  Depositor's equity contribution (net
    redemption)....................................         0         0         0         0         0         0
NET ASSETS:
  Beginning of year................................       375        78       766       452       114        60
                                                      -------   -------   -------   -------   -------   -------
  End of year......................................   $   497   $   375   $   789   $   766   $   180   $   114
                                                      =======   =======   =======   =======   =======   =======
UNIT ACTIVITY:
  Units outstanding -- beginning of year...........        29         6        83        31        11         5
  Units issued.....................................        47        30        90        86        14         9
  Units redeemed...................................       (25)       (7)      (53)      (34)       (6)       (3)
                                                      -------   -------   -------   -------   -------   -------
  Units outstanding -- end of year.................        51        29       120        83        19        11
                                                      =======   =======   =======   =======   =======   =======

See accompanying notes.

AUSA SERIES LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED
(ALL AMOUNTS IN THOUSANDS)

                                                                                AUSA                AUSA
                                                            AUSA                GREAT               GREAT
                                                         VALUE LINE          COMPANIES -         COMPANIES -
                                                      AGGRESSIVE GROWTH      AMERICA(SM)       TECHNOLOGY(SM)
                                                         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                      -----------------   -----------------   -----------------
                                                        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                      -----------------   -----------------   -----------------
                                                       2002      2001      2002      2001      2002      2001
                                                      -------   -------   -------   -------   -------   -------
OPERATIONS:
  Net investment income (loss).....................   $    (1)  $     0   $    (1)  $    (1)  $    (1)  $     0
  Net gain (loss) on investment securities.........        (4)       (2)      (30)       (2)      (30)       (5)
                                                      -------   -------   -------   -------   -------   -------
  Net increase (decrease) in net assets resulting
    from operations................................        (5)       (2)      (31)       (3)      (31)       (5)
                                                      -------   -------   -------   -------   -------   -------
CAPITAL UNIT TRANSACTIONS:
  Proceeds from units sold (transferred)...........         5         0       145        53        60        45
                                                      -------   -------   -------   -------   -------   -------
  Less cost of units redeemed:
    Administrative charges.........................         0         0        25         5        14         2
    Policy loans...................................         0         0         0         0         0         0
    Surrender benefits.............................         0         0         1         0         0         0
    Death benefits.................................         0         0         1         0         0         0
                                                      -------   -------   -------   -------   -------   -------
                                                            0         0        27         5        14         2
                                                      -------   -------   -------   -------   -------   -------
    Increase (decrease) in net assets from capital
      unit transactions............................         5         0       118        48        46        43
                                                      -------   -------   -------   -------   -------   -------
    Net increase (decrease) in net assets..........         0        (2)       87        45        15        38
  Depositor's equity contribution (net
    redemption)....................................         0         0         0         0         0         0
NET ASSETS:
  Beginning of year................................        18        20        74        29        53        15
                                                      -------   -------   -------   -------   -------   -------
  End of year......................................   $    18   $    18   $   161   $    74   $    68   $    53
                                                      =======   =======   =======   =======   =======   =======
UNIT ACTIVITY:
  Units outstanding -- beginning of year...........         3         3         8         3        14         3
  Units issued.....................................         0         0        21         6        30        12
  Units redeemed...................................         0         0        (7)       (1)      (15)       (1)
                                                      -------   -------   -------   -------   -------   -------
  Units outstanding -- end of year.................         3         3        22         8        29        14
                                                      =======   =======   =======   =======   =======   =======

See accompanying notes.

AUSA SERIES LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED
(ALL AMOUNTS IN THOUSANDS)

                                                            AUSA
                                                            GREAT               AUSA                AUSA
                                                         COMPANIES -           GABELLI              LKCM
                                                          GLOBAL(2)         GLOBAL GROWTH      CAPITAL GROWTH
                                                         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                      -----------------   -----------------   -----------------
                                                        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                      -----------------   -----------------   -----------------
                                                       2002      2001      2002      2001      2002      2001
                                                      -------   -------   -------   -------   -------   -------
OPERATIONS:
  Net investment income (loss).....................   $    (1)  $     0   $    (1)  $    (1)  $     0   $     0
  Net gain (loss) on investment securities.........       (14)       (3)      (35)       (7)       (9)       (9)
                                                      -------   -------   -------   -------   -------   -------
  Net increase (decrease) in net assets
    resulting from operations......................       (15)       (3)      (36)       (8)       (9)       (9)
                                                      -------   -------   -------   -------   -------   -------
CAPITAL UNIT TRANSACTIONS:
  Proceeds from units sold (transferred)...........        69        14       143       152         1         0
                                                      -------   -------   -------   -------   -------   -------
  Less cost of units redeemed:
    Administrative charges.........................        13         2        39        20         0         0
    Policy loans...................................         0         0         0         0         0         0
    Surrender benefits.............................         1         0         1         0         0         0
    Death benefits.................................         0         0         0         0         0         0
                                                      -------   -------   -------   -------   -------   -------
                                                           14         2        40        20         0         0
                                                      -------   -------   -------   -------   -------   -------
    Increase (decrease) in net assets from
      capital unit transactions....................        55        12       103       132         1         0
                                                      -------   -------   -------   -------   -------   -------
    Net increase (decrease) in net assets..........        40         9        67       124        (8)       (9)
  Depositor's equity contribution
    (net redemption)...............................         0         0         0         0         0        25
NET ASSETS:
  Beginning of year................................        30        21       164        40        16         0
                                                      -------   -------   -------   -------   -------   -------
  End of year......................................   $    70   $    30   $   231   $   164   $     8   $    16
                                                      =======   =======   =======   =======   =======   =======
UNIT ACTIVITY:
  Units outstanding -- beginning of year...........         5         3        21         4         3         0
  Units issued.....................................        14         3        27        22         0         3
  Units redeemed...................................        (6)       (1)      (14)       (5)        0         0
                                                      -------   -------   -------   -------   -------   -------
  Units outstanding -- end of year.................        13         5        34        21         3         3
                                                      =======   =======   =======   =======   =======   =======

See accompanying notes.

AUSA SERIES LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED
(ALL AMOUNTS IN THOUSANDS)

                                                                                        AUSA
                                                          AUSA           AUSA        MODERATELY        AUSA           AUSA
                                                      CONSERVATIVE     MODERATE      AGGRESSIVE     AGGRESSIVE       PIMCO
                                                         ASSET          ASSET          ASSET          ASSET          TOTAL
                                                       ALLOCATION     ALLOCATION     ALLOCATION     ALLOCATION       RETURN
                                                       SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                                      ------------   ------------   ------------   ------------   ------------
                                                      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                      ------------   ------------   ------------   ------------   ------------
                                                        2002(1)        2002(1)        2002(1)        2002(1)        2002(1)
                                                      ------------   ------------   ------------   ------------   ------------
OPERATIONS:
  Net investment income (loss).....................     $     0        $     0        $    (1)       $     0        $     0
  Net gain (loss) on investment securities.........          (2)            (5)            (6)            (5)             2
                                                        -------        -------        -------        -------        -------
  Net increase (decrease) in net assets
    resulting from operations......................          (2)            (5)            (7)            (5)             2
                                                        -------        -------        -------        -------        -------
CAPITAL UNIT TRANSACTIONS:
  Proceeds from units sold (transferred)...........          30            159            261            117              2
                                                        -------        -------        -------        -------        -------
  Less cost of units redeemed:
    Administrative charges.........................           3             20             25             13              0
    Policy loans...................................           0              0              0              0              0
    Surrender benefits.............................           0              3              0              0              0
    Death benefits.................................           0              0              0              0              0
                                                        -------        -------        -------        -------        -------
                                                              3             23             25             13              0
                                                        -------        -------        -------        -------        -------
    Increase (decrease) in net assets from
      capital unit transactions....................          27            136            236            104              2
                                                        -------        -------        -------        -------        -------
    Net increase (decrease) in net assets..........          25            131            229             99              4
  Depositor's equity contribution
    (net redemption)...............................          25             25             25             25             25
NET ASSETS:
  Beginning of year................................           0              0              0              0              0
                                                        -------        -------        -------        -------        -------
  End of year......................................     $    50        $   156        $   254        $   124        $    29
                                                        =======        =======        =======        =======        =======
UNIT ACTIVITY:
  Units outstanding -- beginning of year...........           0              0              0              0              0
  Units issued.....................................           7             23             42             20              3
  Units redeemed...................................          (1)            (5)           (12)            (5)             0
                                                        -------        -------        -------        -------        -------
  Units outstanding -- end of year.................           6             18             30             15              3
                                                        =======        =======        =======        =======        =======

See accompanying notes.

AUSA SERIES LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED
(ALL AMOUNTS IN THOUSANDS)

                                                                         AUSA                          AUSA            AUSA
                                                          AUSA       TRANSAMERICA       AUSA       TRANSAMERICA      CAPITAL
                                                         JANUS       CONVERTIBLE    TRANSAMERICA      GROWTH         GUARDIAN
                                                        BALANCED      SECURITIES       EQUITY      OPPORTUNITIES      VALUE
                                                       SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                                                      ------------   ------------   ------------   -------------   ------------
                                                      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
                                                      ------------   ------------   ------------   -------------   ------------
                                                        2002(1)        2002(1)        2002(1)         2002(1)        2002(1)
                                                      ------------   ------------   ------------   -------------   ------------
OPERATIONS:
  Net investment income (loss).....................     $     0        $    (1)       $     0         $     0        $     1
  Net gain (loss) on investment securities.........          (1)            (1)            (3)             (5)            (6)
                                                        -------        -------        -------         -------        -------
  Net increase (decrease) in net assets
    resulting from operations......................          (1)            (2)            (3)             (5)            (5)
                                                        -------        -------        -------         -------        -------
CAPITAL UNIT TRANSACTIONS:
  Proceeds from units sold (transferred)...........           2              1             12               7              0
                                                        -------        -------        -------         -------        -------
  Less cost of units redeemed:
    Administrative charges.........................           0              0              1               1              0
    Policy loans...................................           0              0              0               0              0
    Surrender benefits.............................           0              0              0               0              0
    Death benefits.................................           0              0              0               0              0
                                                        -------        -------        -------         -------        -------
                                                              0              0              1               1              0
                                                        -------        -------        -------         -------        -------
    Increase (decrease) in net assets from
      capital unit transactions....................           2              1             11               6              0
                                                        -------        -------        -------         -------        -------
    Net increase (decrease) in net assets..........           1             (1)             8               1             (5)
  Depositor's equity contribution
    (net redemption)...............................          25             25             25              25             25
NET ASSETS:
  Beginning of year................................           0              0              0               0              0
                                                        -------        -------        -------         -------        -------
  End of year......................................     $    26        $    24        $    33         $    26        $    20
                                                        =======        =======        =======         =======        =======
UNIT ACTIVITY:
  Units outstanding -- beginning of year...........           0              0              0               0              0
  Units issued.....................................           3              3              4               3              3
  Units redeemed...................................           0              0              0               0              0
                                                        -------        -------        -------         -------        -------
  Units outstanding -- end of year.................           3              3              4               3              3
                                                        =======        =======        =======         =======        =======

See accompanying notes.

AUSA SERIES LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED
(ALL AMOUNTS IN THOUSANDS)

                                                      AUSA             AUSA           AUSA
                                                  TRANSAMERICA     J.P. MORGAN      CAPITAL
                                                 U.S. GOVERNMENT     ENHANCED       GUARDIAN
                                                   SECURITIES         INDEX       U.S. EQUITY
                                                   SUBACCOUNT       SUBACCOUNT     SUBACCOUNT
                                                 ---------------   ------------   ------------
                                                  DECEMBER 31,     DECEMBER 31,   DECEMBER 31,
                                                 ---------------   ------------   ------------
                                                     2002(1)         2002(1)        2002(1)
                                                 ---------------   ------------   ------------
OPERATIONS:
  Net investment income (loss)................        $  0             $  0           $  0
  Net gain (loss) on investment securities....           1               (5)            (5)
                                                      ----             ----           ----
  Net increase (decrease) in net assets
    resulting from operations.................           1               (5)            (5)
                                                      ----             ----           ----
CAPITAL UNIT TRANSACTIONS:
  Proceeds from units sold (transferred)......           1                0              0
                                                      ----             ----           ----
  Less cost of units redeemed:
    Administrative charges....................           0                0              0
    Policy loans..............................           0                0              0
    Surrender benefits........................           0                0              0
    Death benefits............................           0                0              0
                                                      ----             ----           ----
                                                         0                0              0
                                                      ----             ----           ----
    Increase (decrease) in net assets from
      capital unit transactions...............           1                0              0
                                                      ----             ----           ----
    Net increase (decrease) in net assets.....           2               (5)            (5)
  Depositor's equity contribution
    (net redemption)..........................          25               25             25
NET ASSETS:
  Beginning of year...........................           0                0              0
                                                      ----             ----           ----
  End of year.................................        $ 27             $ 20           $ 20
                                                      ====             ====           ====
UNIT ACTIVITY:
  Units outstanding -- beginning of year......           0                0              0
  Units issued................................           3                3              3
  Units redeemed..............................           0                0              0
                                                      ----             ----           ----
  Units outstanding -- end of year............           3                3              3
                                                      ====             ====           ====

See accompanying notes.

AUSA SERIES LIFE ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED
(ALL AMOUNTS IN THOUSANDS)

                                                        FIDELITY VIP
                                                           GROWTH           FIDELITY VIP        FIDELITY VIP
                                                        OPPORTUNITIES       CONTRAFUND(A)      EQUITY - INCOME
                                                         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT
                                                      -----------------   -----------------   -----------------
                                                        DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                                                      -----------------   -----------------   -----------------
                                                       2002      2001      2002      2001      2002      2001
                                                      -------   -------   -------   -------   -------   -------
OPERATIONS:
  Net investment income (loss).....................   $     0   $     0   $     0   $     0   $     1   $     0
  Net gain (loss) on investment securities.........       (19)       (5)      (16)       (4)      (26)       (1)
                                                      -------   -------   -------   -------   -------   -------
  Net increase (decrease) in net assets
    resulting from operations......................       (19)       (5)      (16)       (4)      (25)       (1)
                                                      -------   -------   -------   -------   -------   -------
CAPITAL UNIT TRANSACTIONS:
  Proceeds from units sold (transferred)...........        33        52       118        63       117        77
                                                      -------   -------   -------   -------   -------   -------
  Less cost of units redeemed:
    Administrative charges.........................        10         4        23         8        23         8
    Policy loans...................................         0         0         1         0         0         0
    Surrender benefits.............................         0         0         0         0         1         0
    Death benefits.................................         0         0         0         0         0         0
                                                      -------   -------   -------   -------   -------   -------
                                                           10         4        24         8        24         8
                                                      -------   -------   -------   -------   -------   -------
    Increase (decrease) in net assets from
      capital unit transactions....................        23        48        94        55        93        69
                                                      -------   -------   -------   -------   -------   -------
    Net increase (decrease) in net assets..........         4        43        78        51        68        68
  Depositor's equity contribution
    (net redemption)...............................         0         0         0         0         0         0
NET ASSETS:
  Beginning of year................................        66        23        85        34        94        26
                                                      -------   -------   -------   -------   -------   -------
  End of year......................................   $    70   $    66   $   163   $    85   $   162   $    94
                                                      =======   =======   =======   =======   =======   =======
UNIT ACTIVITY:
  Units outstanding -- beginning of year...........        10         3        11         4        10         3
  Units issued.....................................        10         8        19        10        15         8
  Units redeemed...................................        (7)       (1)       (7)       (3)       (5)       (1)
                                                      -------   -------   -------   -------   -------   -------
  Units outstanding -- end of year.................        13        10        23        11        20        10
                                                      =======   =======   =======   =======   =======   =======

See accompanying notes.

AUSA SERIES LIFE ACCOUNT
NOTES TO THE FINANCIAL STATEMENTS
AT DECEMBER 31, 2002

NOTE 1 -- ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The AUSA Series Life Account (the "Life Account"), was established as a variable life insurance separate account of AUSA Life Insurance Company, Inc. ("AUSA", or the "depositor") and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Life Account contains forty-three investment options referred to as subaccounts. Each subaccount invests exclusively in a corresponding Portfolio (the "Portfolio") of a Series Fund, which collectively is referred to as the "Fund". The Life Account contains four funds (collectively referred to as the "Funds"). Each fund is a registered management investment company under the Investment Company Act of 1940, as amended.

SUBACCOUNT INVESTMENT BY FUND:
--------------------------------
AEGON/TRANSAMERICA SERIES FUND, INC.
     Transamerica Money Market
     AEGON Bond
     Janus Growth
     Janus Global
     LKCM Strategic Total Return
     Van Kampen Emerging Growth
     Alger Aggressive Growth
     Federated Growth & Income
     Transamerica Value Balanced
     PBHG/NWQ Value Select
     American Century International
     GE U.S. Equity
     Third Avenue Value
     Clarion Real Estate Securities
     Marsico Growth
     Munder Net50
     T. Rowe Price Dividend Growth
     T. Rowe Price Small Cap
     Salomon All Cap
     PBHG Mid Cap Growth
     Dreyfus Mid Cap
     Value Line Aggressive Growth
     Great Companies - America(SM)
AEGON/TRANSAMERICA SERIES FUND, INC. (CONTINUED)
     Great Companies - Technology(SM)
     Great Companies - Global(2)
     Gabelli Global Growth
     LKCM Capital Growth
     Conservative Asset Allocation
     Moderate Asset Allocation
     Moderately Aggressive Asset Allocation
     Aggressive Asset Allocation
     PIMCO Total Return
     Janus Balanced
     Transamerica Convertible Securities
     Transamerica Equity
     Transamerica Growth Opportunities
     Capital Guardian Value
     Transamerica U.S. Government Securities
     J.P. Morgan Enhanced Index
     Capital Guardian U.S. Equity

VARIABLE INSURANCE PRODUCTS FUNDS (VIP) - SERVICE CLASS 2
     Fidelity VIP Growth Opportunities Portfolio
     Fidelity VIP Contrafund(R) Portfolio
     Fidelity VIP Equity-Income Portfolio

The following portfolio names have changed:

PORTFOLIO                                 FORMERLY
---------                                 --------
Transamerica Money Market    J.P. Morgan Money Market
PBHG/NWQ Value Select        NWQ Value Equity
American Century             International Equity
  International
Clarion Real Estate          J.P. Morgan Real Estate Securities
  Securities
Marsico Growth               Goldman Sachs Growth
PBHG Mid Cap Growth          Pilgrim Baxter Mid Cap Growth
Fidelity VIP Growth          Fidelity VIP III Growth
  Opportunities Portfolio      Opportunities
                               Portfolio - Service Class 2
Fidelity VIP Contrafund(R)   Fidelity VIP II Contrafund(R)
  Portfolio                    Portfolio - Service Class 2
Fidelity VIP Equity-Income   Fidelity VIP Equity-Income
  Portfolio                    Portfolio - Service Class 2

AUSA SERIES LIFE ACCOUNT
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
AT DECEMBER 31, 2002

NOTE 1 -- (CONTINUED)

In accordance with the shareholder approved agreements and plans of reorganization, the following mergers of the underlying funds occurred within 2002:

DATE                     ACQUIRING FUND      ACQUIRED FUND
----                     --------------      -------------
Mergers of portfolios within the AEGON/Transamerica Series
Fund, Inc.:
2/28/02                American Century
                         International
                         (formerly
                         International     American Century
                         Equity)             International
4/26/02                Transamerica Value
                         Balanced          AEGON Balanced
4/26/02                Great Companies -
                         America(SM)       C.A.S.E. Growth

The AEGON/Transamerica Series Fund, Inc. has entered into annually renewable investment advisory agreements for each Portfolio with AEGON/Transamerica Fund Advisers, Inc. ("ATFA") as investment adviser. Costs incurred in connection with the advisory services rendered by ATFA are paid by each Portfolio. ATFA has entered into sub-advisory agreements with various management companies ("Sub-Advisers"), some of which are affiliates of AUSA. Each Sub-Adviser is compensated directly by ATFA. The other three Funds have entered into participation agreements for each Portfolio with AUSA.

Each period reported on within the financial statements reflects a full twelve month period except as follows:

                                              INCEPTION
SUBACCOUNT                                       DATE
----------                                    ----------
AUSA Transamerica Money Market                06/28/1999
AUSA AEGON Bond                               06/28/1999
AUSA Janus Growth                             06/28/1999
AUSA Janus Global                             06/28/1999
AUSA LKCM Strategic Total Return              06/28/1999
AUSA Van Kampen Emerging Growth               06/28/1999
AUSA Alger Aggressive Growth                  06/28/1999
AUSA Federated Growth & Income                06/28/1999
AUSA Transamerica Value Balanced              06/28/1999
AUSA PBHG/NWQ Value Select                    06/28/1999
AUSA American Century International           06/28/1999
AUSA GE U.S. Equity                           06/28/1999

                                              INCEPTION
SUBACCOUNT                                       DATE
----------                                    ----------
AUSA Third Avenue Value                       06/28/1999
AUSA Clarion Real Estate Securities           06/28/1999
AUSA Marsico Growth                           06/28/1999
AUSA Munder Net50                             06/28/1999
AUSA T. Rowe Price Dividend Growth            06/28/1999
AUSA T. Rowe Price Small Cap                  06/28/1999
AUSA Salomon All Cap                          06/28/1999
AUSA PBHG Mid Cap Growth                      06/28/1999
AUSA Dreyfus Mid Cap                          06/28/1999
AUSA Value Line Aggressive Growth             09/01/2000
AUSA Great Companies - America(SM)            09/01/2000
AUSA Great Companies - Technology(SM)         09/01/2000
AUSA Great Companies - Global(2)              09/01/2000
AUSA Gabelli Global Growth                    09/01/2000
AUSA LKCM Capital Growth                      02/09/2001
AUSA Conservative Asset Allocation            05/01/2002
AUSA Moderate Asset Allocation                05/01/2002
AUSA Moderately Aggressive Asset Allocation   05/01/2002
AUSA Aggressive Asset Allocation              05/01/2002
AUSA PIMCO Total Return                       05/01/2002
AUSA Janus Balanced                           05/01/2002
AUSA Transamerica Convertible Securities      05/01/2002
AUSA Transamerica Equity                      05/01/2002
AUSA Transamerica Growth Opportunities        05/01/2002
AUSA Capital Guardian Value                   05/01/2002
AUSA Transamerica U.S. Government Securities  05/01/2002
AUSA J.P. Morgan Enhanced Index               05/01/2002
AUSA Capital Guardian U.S. Equity             05/01/2002
Fidelity VIP Growth Opportunities             09/01/2000
Fidelity VIP Contrafund(R)                    09/01/2000
Fidelity VIP Equity-Income                    09/01/2000

On May 1, 2002, AUSA made initial contributions totaling $325,000 to the Life Account. The respective amounts of the contributions and units received are as follows:

SUBACCOUNT                           CONTRIBUTION    UNITS
----------                           ------------    -----
AUSA Conservative Asset Allocation     $ 25,000      2,500
AUSA Moderate Asset Allocation           25,000      2,500
AUSA Moderately Aggressive Asset
  Allocation                             25,000      2,500
AUSA Aggressive Asset Allocation         25,000      2,500
AUSA PIMCO Total Return                  25,000      2,500
AUSA Janus Balanced                      25,000      2,500

AUSA SERIES LIFE ACCOUNT
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
AT DECEMBER 31, 2002

NOTE 1 -- (CONTINUED)


SUBACCOUNT                           CONTRIBUTION    UNITS
----------                           ------------    -----
AUSA Transamerica Convertible
  Securities                           $ 25,000      2,500
AUSA Transamerica Equity                 25,000      2,500
AUSA Transamerica Growth
  Opportunities                          25,000      2,500
AUSA Capital Guardian Value              25,000      2,500
AUSA Transamerica U.S. Government
  Securities                             25,000      2,500
AUSA J.P. Morgan Enhanced Index          25,000      2,500
AUSA Capital Guardian U.S. Equity        25,000      2,500

The Life Account holds assets to support the benefits under certain flexible premium variable universal life insurance policies (the "Policies") issued by AUSA. The Life Account's equity transactions are accounted for using the appropriate effective date at the corresponding accumulation unit value.

The following significant accounting policies, which are in conformity with accounting principles generally accepted in the United States, have been consistently applied in the preparation of the Life Account Financial Statements. The preparation of the Financial Statements required management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

A.  VALUATION OF INVESTMENTS AND SECURITIES TRANSACTIONS

Investments in the Funds' shares are valued at the closing net asset value ("NAV") per share of the underlying Portfolio, as determined by the Funds. Investment transactions are accounted for on the trade date at the Portfolio NAV next determined after receipt of sale or redemption orders without sales charges. Dividend income and capital gains distributions are recorded on the ex-dividend date. The cost of investments sold is determined on a first-in, first-out basis.

B.  FEDERAL INCOME TAXES

The operations of the Life Account are a part of and are taxed with the total operations of AUSA, which is taxed as a life insurance company under the Internal Revenue Code. Under the Internal Revenue Code law, the investment income of the Life Account, including realized and unrealized capital gains, is not taxable to AUSA, as long as earnings are credited under the Policies. Accordingly, no provision for Federal income taxes has been made.

NOTE 2 -- EXPENSES AND RELATED PARTY TRANSACTIONS

Charges are assessed by AUSA in connection with the issuance and administration of the Policies.

A.  POLICY CHARGES

Under some forms of the Policies, a sales charge and premium taxes are deducted by AUSA prior to allocation of policy owner payments to the subaccounts. Contingent surrender charges may also apply.

Under all forms of the Policy, monthly charges against policy cash values are made to compensate AUSA for costs of insurance provided.

B.  LIFE ACCOUNT CHARGES

A daily charge equal to an annual rate of .90% of average daily net assets is assessed to compensate AUSA for assumption of mortality and expense risks in connection with issuance and administration of the Policies. This charge (not assessed at the individual contract level) effectively reduces the value of a unit outstanding during the year.

C.  RELATED PARTY TRANSACTIONS

ATFA is the investment adviser for the AEGON/Transamerica Series Fund, Inc. ("Fund"). The Fund has entered into annually renewable investment advisory agreements for each Portfolio. The agreements provide for an advisory fee at the following annual rate to ATFA as a percentage of the average daily net assets of the Portfolio.

PORTFOLIO                                    ADVISORY FEE
---------                                    ------------
Transamerica Money Market(1)                     0.35%
AEGON Bond                                       0.45%
Janus Growth                                     0.80%
Janus Global                                     0.80%
LKCM Strategic Total Return                      0.80%

AUSA SERIES LIFE ACCOUNT
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
AT DECEMBER 31, 2002

NOTE 2 -- (CONTINUED)


PORTFOLIO                                    ADVISORY FEE
---------                                    ------------
Van Kampen Emerging Growth                       0.80%
Alger Aggressive Growth                          0.80%
Federated Growth & Income                        0.75%
Transamerica Value Balanced                      0.75%
PBHG/NWQ Value Select                            0.80%
American Century International(2)                1.00%
GE U.S. Equity                                   0.80%
Third Avenue Value                               0.80%
Clarion Real Estate Securities                   0.80%
Marsico Growth(3)                                0.90%
Munder Net50                                     0.90%
T. Rowe Price Dividend Growth(3)                 0.90%
T. Rowe Price Small Cap                          0.75%
Salomon All Cap(3)                               0.90%
PBHG Mid Cap Growth(3)                           0.90%
Dreyfus Mid Cap(4)                               0.85%
Value Line Aggressive Growth                     0.80%
Great Companies - America(SM)                    0.80%
Great Companies - Technology(SM)                 0.80%
Great Companies - Global(2)                      0.80%
Gabelli Global Growth(5)                         1.00%
LKCM Capital Growth                              0.80%
Conservative Asset Allocation                    0.10%
Moderate Asset Allocation                        0.10%
Moderately Aggressive Asset Allocation           0.10%
Aggressive Asset Allocation                      0.10%
PIMCO Total Return                               0.70%
Janus Balanced(6)                                0.90%
Transamerica Convertible Securities(7)           0.80%
Transamerica Equity                              0.75%
Transamerica Growth Opportunities                0.85%
Capital Guardian Value(8)                        0.85%
Transamerica U.S. Government Securities          0.65%
J.P. Morgan Enhanced Index(8)                    0.75%
Capital Guardian U.S. Equity                     0.85%

AEGON/Transamerica Fund Services, Inc. ("ATFS") provides the Fund with administrative and transfer agency services. ATFA and ATFS are wholly owned subsidiaries of Western Reserve Life Assurance Co. of Ohio ("WRL"). WRL is an indirect wholly owned subsidiary of AEGON NV, a Netherlands corporation and an affiliate of AUSA.

(1) On May 1, 2002, the advisory fee for Transamerica Money Market was reduced from 0.40% to 0.35% of average daily net assets.

(2) ATFA receives compensation for its services at 1.00% of the first $50 million of the Portfolio's average daily net assets; 0.95% of the Portfolio's average daily net assets over $50 million up to $150 million; 0.90% of the Portfolio's average daily net assets over $150 million up to $500 million; and 0.85% of the Portfolio's average daily net assets above $500 million.

(3) ATFA receives compensation for its services at 0.90% of the first $100 million of the Portfolio's average daily net assets; and 0.80% of the Portfolio's average daily net assets above $100 million.

(4) ATFA receives compensation for its services at 0.85% of the first $100 million of the Portfolio's average daily net assets; and 0.80% of the Portfolio's average daily net assets above $100 million.

(5) ATFA receives compensation for its services at 1.00% of the first $500 million of the Portfolio's average daily net assets; and 0.90% of the Portfolio's average daily net assets over $500 million up to $1 billion; and 0.80% of the Portfolio's average daily net assets above $1 billion.

(6) ATFA receives compensation for its services at 0.90% of the first $500 million of the Portfolio's average daily net assets; 0.85% of the next $500 million of the Portfolio's average daily net assets; and 0.80% of the Portfolio's average daily net assets above $1 billion.

(7) ATFA receives compensation for its services at 0.80% of the first $500 million of the Portfolio's average daily net assets; and 0.70% of the Portfolio's average daily net assets above $500 million.

(8) ATFA receives compensation for its services at 0.85% of the first $300 million of the Portfolio's average daily net assets; 0.80% over $300 million up to $500 million; and 0.775% of the Portfolio's average daily net assets above $500 million.

NOTE 3 -- DIVIDEND DISTRIBUTIONS

Dividends are not declared by the Life Account, since the increase in the value of the underlying investment in the Fund is reflected daily in the accumulation unit value used to calculate the equity value within the Life Account. Consequently, a dividend

AUSA SERIES LIFE ACCOUNT
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
AT DECEMBER 31, 2002

NOTE 3 -- (CONTINUED)

distribution by the underlying Fund does not change either the accumulation unit value or equity values within the Life Account.

NOTE 4 -- SECURITIES TRANSACTIONS

Securities transactions for the year ended December 31, 2002 are as follows (in thousands):

                                 PURCHASES       PROCEEDS
                                     OF         FROM SALES
SUBACCOUNT                       SECURITIES    OF SECURITIES
----------                       ----------    -------------
AUSA Transamerica Money Market     $  425         $  285
AUSA AEGON Bond                       360             32
AUSA Janus Growth                    1188            271
AUSA Janus Global                     489            205
AUSA LKCM Strategic Total
  Return                               34             19
AUSA Van Kampen Emerging Growth       818            171
AUSA AUSA Alger Aggressive
  Growth                              733            182
AUSA Federated Growth & Income        355             89
AUSA Transamerica Value
  Balanced                            321             54
AUSA NWQ Value Select                  37              9
AUSA American Century
  International                        65             17
AUSA GE U.S. Equity                    67             27
AUSA Third Avenue Value               222             76
AUSA Clarion Real Estate
  Securities                          290            183
AUSA Marsico Growth                    61             15
AUSA Munder Net50                      29             10
AUSA T. Rowe Price Dividend
  Growth                               42             14
AUSA T. Rowe Price Small Cap           75             30

                                 PURCHASES       PROCEEDS
                                     OF         FROM SALES
SUBACCOUNT                       SECURITIES    OF SECURITIES
----------                       ----------    -------------
AUSA Salomon All Cap               $  353         $   97
AUSA PBHG Mid Cap Growth              374             92
AUSA Dreyfus Mid Cap                  105             18
AUSA Value Line Aggressive
  Growth                                5              1
AUSA Great
  Companies - America(SM)             148             20
AUSA Great
  Companies - Technology(SM)           71             27
AUSA Great
  Companies - Global(2)                73             17
AUSA Gabelli - Global Growth          130             28
AUSA LKCM Capital Growth                1              0
AUSA Conservative Asset
  Allocation                           61              9
AUSA Moderate Asset Allocation        185             24
AUSA Moderately Aggressive
  Asset Allocation                    321             62
AUSA Aggressive Asset
  Allocation                          153             25
AUSA PIMCO Total Return                27              0
AUSA Janus Balanced                    27              0
AUSA Transamerica Convertible
  Securities                           25              0
AUSA Transamerica Equity               36              0
AUSA Transamerica Growth
  Opportunities                        33              2
AUSA Capital Guardian Value            26              0
AUSA Transamerica U.S.
  Government Securities                26              0
AUSA J.P. Morgan Enhanced Index        25              0
AUSA Capital Guardian U.S.
  Equity                               26              1
Fidelity VIP Growth
  Opportunities                        51             28
Fidelity VIP Contrafund(R)            114             19
Fidelity VIP Equity-Income            109             13

AUSA SERIES LIFE ACCOUNT
NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
AT DECEMBER 31, 2002

NOTE 5 -- FINANCIAL HIGHLIGHTS
FOR THE YEAR ENDED

                                                                                    AUSA
                                                                          TRANSAMERICA MONEY MARKET
                                                                                 SUBACCOUNT
                                                              -------------------------------------------------
                                                                                DECEMBER 31,
                                                              -------------------------------------------------
                                                                 2002         2001         2000       1999(1)
                                                              ----------   ----------   ----------   ----------
Accumulation unit value, beginning of year..................  $    11.07   $    10.74   $    10.22   $    10.00
                                                              ----------   ----------   ----------   ----------
  Income from operations:
    Net investment income (loss)............................        0.06         0.33         0.52         0.22
    Net realized and unrealized gain (loss) on investment...        0.00         0.00         0.00         0.00
                                                              ----------   ----------   ----------   ----------
      Net income (loss) from operations.....................        0.06         0.33         0.52         0.22
                                                              ----------   ----------   ----------   ----------
Accumulation unit value, end of year........................  $    11.13   $    11.07   $    10.74   $    10.22
                                                              ==========   ==========   ==========   ==========
Total return................................................      0.54 %       3.06 %       5.17 %       2.15 %
Ratios and supplemental data:
  Net assets at end of year (in thousands)..................  $      445   $      307   $      115   $       30
  Ratio of net investment income (loss) to average net
    assets..................................................      0.52 %       2.54 %       5.07 %       4.16 %
  Ratio of expenses to average net assets...................      0.90 %       0.90 %       0.90 %       0.90 %

                                                                                    AUSA
                                                                                 AEGON BOND
                                                                                 SUBACCOUNT
                                                              -------------------------------------------------
                                                                                DECEMBER 31,
                                                              -------------------------------------------------
                                                                 2002         2001         2000       1999(1)
                                                              ----------   ----------   ----------   ----------
Accumulation unit value, beginning of year..................  $    11.82   $    11.03   $    10.04   $    10.00
                                                              ----------   ----------   ----------   ----------
  Income from operations:
    Net investment income (loss)............................        0.47       (0.03)         0.52         0.53
    Net realized and unrealized gain (loss) on investment...        0.59         0.82         0.47        (0.49)
                                                              ----------   ----------   ----------   ----------
      Net income (loss) from operations.....................        1.06         0.79         0.99         0.04
                                                              ----------   ----------   ----------   ----------
Accumulation unit value, end of year........................  $    12.88   $    11.82   $    11.03   $    10.04
                                                              ==========   ==========   ==========   ==========
Total return................................................      8.99 %       7.11 %       9.90 %       0.41 %
Ratios and supplemental data:
  Net assets at end of year (in thousands)..................  $      440   $       98   $       31   $       25
  Ratio of net investment income (loss) to average net
    assets..................................................      3.76 %      (0.27)%       4.99 %      10.25 %
  Ratio of expenses to average net assets...................      0.90 %       0.90 %       0.90 %       0.90 %

FOR THE YEAR ENDED

                                                                                    AUSA
                                                                                JANUS GROWTH
                                                                                 SUBACCOUNT
                                                              -------------------------------------------------
                                                                                DECEMBER 31,
                                                              -------------------------------------------------
                                                                 2002         2001         2000       1999(1)
                                                              ----------   ----------   ----------   ----------
Accumulation unit value, beginning of year..................  $     6.99   $     9.83   $    13.96   $    10.00
                                                              ----------   ----------   ----------   ----------
  Income from operations:
    Net investment income (loss)............................       (0.05)       (0.07)        2.77         3.71
    Net realized and unrealized gain (loss) on investment...       (2.08)       (2.77)       (6.90)        0.25
                                                              ----------   ----------   ----------   ----------
      Net income (loss) from operations.....................       (2.13)       (2.84)       (4.13)        3.96
                                                              ----------   ----------   ----------   ----------
Accumulation unit value, end of year........................  $     4.86   $     6.99   $     9.83   $    13.96
                                                              ==========   ==========   ==========   ==========
Total return................................................    (30.55)%     (28.85)%     (29.58)%      39.59 %
Ratios and supplemental data:
  Net assets at end of year (in thousands)..................  $    2,553   $    2,539   $    1,652   $      404
  Ratio of net investment income (loss) to average net
    assets..................................................     (0.90)%      (0.90)%      21.38 %      60.96 %
  Ratio of expenses to average net assets...................      0.90 %       0.90 %       0.90 %       0.90 %

                                                                                    AUSA
                                                                                JANUS GLOBAL
                                                                                 SUBACCOUNT
                                                              -------------------------------------------------
                                                                                DECEMBER 31,
                                                              -------------------------------------------------
                                                                 2002         2001         2000       1999(1)
                                                              ----------   ----------   ----------   ----------
Accumulation unit value, beginning of year..................  $     9.53   $    12.47   $    15.25   $    10.00
                                                              ----------   ----------   ----------   ----------
  Income from operations:
    Net investment income (loss)............................        0.15         0.01         5.01         1.34
    Net realized and unrealized gain (loss) on investment...       (2.69)       (2.95)       (7.79)        3.91
                                                              ----------   ----------   ----------   ----------
      Net income (loss) from operations.....................       (2.54)       (2.94)       (2.78)        5.25
                                                              ----------   ----------   ----------   ----------
Accumulation unit value, end of year........................  $     6.99   $     9.53   $    12.47   $    15.25
                                                              ==========   ==========   ==========   ==========
Total return................................................    (26.69)%     (23.53)%     (18.28)%      52.55 %
Ratios and supplemental data:
  Net assets at end of year (in thousands)..................  $    1,229   $    1,387   $    1,223   $      235
  Ratio of net investment income (loss) to average net
    assets..................................................      1.91 %       0.07 %      34.15 %      21.93 %
  Ratio of expenses to average net assets...................      0.90 %       0.90 %       0.90 %       0.90 %

FOR THE YEAR ENDED

                                                                                    AUSA
                                                                         LKCM STRATEGIC TOTAL RETURN
                                                                                 SUBACCOUNT
                                                              -------------------------------------------------
                                                                                DECEMBER 31,
                                                              -------------------------------------------------
                                                                 2002         2001         2000       1999(1)
                                                              ----------   ----------   ----------   ----------
Accumulation unit value, beginning of year..................  $     9.91   $    10.23   $    10.72   $    10.00
                                                              ----------   ----------   ----------   ----------
  Income from operations:
    Net investment income (loss)............................        0.21       (0.04)         0.90         0.55
    Net realized and unrealized gain (loss) on investment...      (1.33)       (0.28)       (1.39)         0.17
                                                              ----------   ----------   ----------   ----------
      Net income (loss) from operations.....................      (1.12)       (0.32)       (0.49)         0.72
                                                              ----------   ----------   ----------   ----------
Accumulation unit value, end of year........................  $     8.79   $     9.91   $    10.23   $    10.72
                                                              ==========   ==========   ==========   ==========
Total return................................................    (11.35)%      (3.06)%      (4.62)%       7.20 %
Ratios and supplemental data:
  Net assets at end of year (in thousands)..................  $       68   $       63   $       38   $       30
  Ratio of net investment income (loss) to average net
    assets..................................................      2.29 %      (0.41)%       8.74 %      10.69 %
  Ratio of expenses to average net assets...................      0.90 %       0.90 %       0.90 %       0.90 %

                                                                                    AUSA
                                                                         VAN KAMPEN EMERGING GROWTH
                                                                                 SUBACCOUNT
                                                              -------------------------------------------------
                                                                                DECEMBER 31,
                                                              -------------------------------------------------
                                                                 2002         2001         2000       1999(1)
                                                              ----------   ----------   ----------   ----------
Accumulation unit value, beginning of year..................  $    10.34   $    15.63   $    17.90   $    10.00
                                                              ----------   ----------   ----------   ----------
  Income from operations:
    Net investment income (loss)............................      (0.07)       (0.09)         8.28         3.26
    Net realized and unrealized gain (loss) on investment...      (3.41)       (5.20)      (10.55)         4.64
                                                              ----------   ----------   ----------   ----------
      Net income (loss) from operations.....................      (3.48)       (5.29)       (2.27)         7.90
                                                              ----------   ----------   ----------   ----------
Accumulation unit value, end of year........................  $     6.86   $    10.34   $    15.63   $    17.90
                                                              ==========   ==========   ==========   ==========
Total return................................................    (33.66)%     (33.83)%     (12.70)%      79.01 %
Ratios and supplemental data:
  Net assets at end of year (in thousands)..................  $    1,615   $    1,640   $    1,185   $      136
  Ratio of net investment income (loss) to average net
    assets..................................................     (0.80)%      (0.81)%      43.31 %      49.12 %
  Ratio of expenses to average net assets...................      0.90 %       0.90 %       0.90 %       0.90 %

FOR THE YEAR ENDED

                                                                                    AUSA
                                                                           ALGER AGGRESSIVE GROWTH
                                                                                 SUBACCOUNT
                                                              -------------------------------------------------
                                                                                DECEMBER 31,
                                                              -------------------------------------------------
                                                                 2002         2001         2000       1999(1)
                                                              ----------   ----------   ----------   ----------
Accumulation unit value, beginning of year..................  $     8.65   $    10.45   $    15.36   $    10.00
                                                              ----------   ----------   ----------   ----------
  Income from operations:
    Net investment income (loss)............................       (0.06)       (0.08)        2.81         2.28
    Net realized and unrealized gain (loss) on investment...       (2.96)       (1.72)       (7.72)        3.08
                                                              ----------   ----------   ----------   ----------
      Net income (loss) from operations.....................       (3.02)       (1.80)       (4.91)        5.36
                                                              ----------   ----------   ----------   ----------
Accumulation unit value, end of year........................  $     5.63   $     8.65   $    10.45   $    15.36
                                                              ==========   ==========   ==========   ==========
Total return................................................    (34.98)%     (17.20)%     (31.94)%      53.58 %
Ratios and supplemental data:
  Net assets at end of year (in thousands)..................  $    1,684   $    1,899   $    1,228   $      235
  Ratio of net investment income (loss) to average net
    assets..................................................     (0.90)%      (0.89)%      21.23 %      36.41 %
  Ratio of expenses to average net assets...................       0.90%        0.90%       0.90 %       0.90 %

                                                                                    AUSA
                                                                          FEDERATED GROWTH & INCOME
                                                                                 SUBACCOUNT
                                                              -------------------------------------------------
                                                                                DECEMBER 31,
                                                              -------------------------------------------------
                                                                 2002         2001         2000       1999(1)
                                                              ----------   ----------   ----------   ----------
Accumulation unit value, beginning of year..................  $    13.67   $    11.92   $     9.31   $    10.00
                                                              ----------   ----------   ----------   ----------
  Income from operations:
    Net investment income (loss)............................        0.70         0.12         0.48         0.39
    Net realized and unrealized gain (loss) on investment...       (0.69)        1.63         2.13        (1.08)
                                                              ----------   ----------   ----------   ----------
      Net income (loss) from operations.....................        0.01         1.75         2.61        (0.69)
                                                              ----------   ----------   ----------   ----------
Accumulation unit value, end of year........................  $    13.68   $    13.67   $    11.92   $     9.31
                                                              ==========   ==========   ==========   ==========
Total return................................................      0.06 %      14.67 %      28.01 %      (6.88)%
Ratios and supplemental data:
  Net assets at end of year (in thousands)..................  $      437   $      196   $       34   $       23
  Ratio of net investment income (loss) to average net
    assets..................................................      5.08 %      (0.90)%       4.75 %       7.92 %
  Ratio of expenses to average net assets...................      0.90 %        0.90%       0.90 %       0.90 %

FOR THE YEAR ENDED

                                                                                    AUSA
                                                                         TRANSAMERICA VALUE BALANCED
                                                                                 SUBACCOUNT
                                                              -------------------------------------------------
                                                                              DECEMBER 31, 2000
                                                              -------------------------------------------------
                                                                 2002         2001         2000       1999(1)
                                                              ----------   ----------   ----------   ----------
Accumulation unit value, beginning of year..................  $    11.13   $    10.96   $     9.43   $    10.00
                                                              ----------   ----------   ----------   ----------
  Income from operations:
    Net investment income (loss)............................        0.33         0.08         0.78         0.23
    Net realized and unrealized gain (loss) on investment...       (1.96)        0.09         0.75        (0.80)
                                                              ----------   ----------   ----------   ----------
      Net income (loss) from operations.....................       (1.63)        0.17         1.53        (0.57)
                                                              ----------   ----------   ----------   ----------
Accumulation unit value, end of year........................  $     9.50   $    11.13   $    10.96   $     9.43
                                                              ==========   ==========   ==========   ==========
Total return................................................    (14.59)%       1.55 %      16.16 %      (5.66)%
Ratios and supplemental data:
  Net assets at end of year (in thousands)..................  $      299   $       86   $       35   $       25
  Ratio of net investment income (loss) to average net
    assets..................................................      3.37 %       0.76 %       7.91 %       4.75 %
  Ratio of expenses to average net assets...................      0.90 %       0.90 %       0.90 %       0.90 %

                                                                                    AUSA
                                                                            PBHG/NWQ VALUE SELECT
                                                                                 SUBACCOUNT
                                                              -------------------------------------------------
                                                                                DECEMBER 31,
                                                              -------------------------------------------------
                                                                 2002         2001         2000       1999(1)
                                                              ----------   ----------   ----------   ----------
Accumulation unit value, beginning of year..................  $    10.38   $    10.66   $     9.34   $    10.00
                                                              ----------   ----------   ----------   ----------
  Income from operations:
    Net investment income (loss)............................        0.13        (0.08)        0.15         0.14
    Net realized and unrealized gain (loss) on investment...       (1.69)       (0.20)        1.17        (0.80)
                                                              ----------   ----------   ----------   ----------
      Net income (loss) from operations.....................       (1.56)       (0.28)        1.32        (0.66)
                                                              ----------   ----------   ----------   ----------
Accumulation unit value, end of year........................  $     8.82   $    10.38   $    10.66   $     9.34
                                                              ==========   ==========   ==========   ==========
Total return................................................    (14.98)%      (2.68)%      14.17 %      (6.59)%
Ratios and supplemental data:
  Net assets at end of year (in thousands)..................  $       72   $       57   $       27   $       23
  Ratio of net investment income (loss) to average net
    assets..................................................      1.38 %      (0.73)%       1.59 %       2.97 %
  Ratio of expenses to average net assets...................      0.90 %       0.90 %       0.90 %       0.90 %

FOR THE YEAR ENDED

                                                                                    AUSA
                                                                       AMERICAN CENTURY INTERNATIONAL
                                                                                 SUBACCOUNT
                                                              -------------------------------------------------
                                                                                DECEMBER 31,
                                                              -------------------------------------------------
                                                                 2002         2001         2000       1999(1)
                                                              ----------   ----------   ----------   ----------
Accumulation unit value, beginning of year..................  $     7.88   $    10.38   $    12.32   $    10.00
                                                              ----------   ----------   ----------   ----------
  Income from operations:
    Net investment income (loss)............................       (0.04)        0.18         1.58         0.56
    Net realized and unrealized gain (loss) on investment...       (1.69)       (2.68)       (3.52)        1.76
                                                              ----------   ----------   ----------   ----------
      Net income (loss) from operations.....................       (1.73)       (2.50)       (1.94)        2.32
                                                              ----------   ----------   ----------   ----------
Accumulation unit value, end of year........................  $     6.15   $     7.88   $    10.38   $    12.32
                                                              ==========   ==========   ==========   ==========
Total return................................................    (21.89)%     (24.12)%     (15.75)%      23.22 %
Ratios and supplemental data:
  Net assets at end of year (in thousands)..................  $       89   $       60   $       30   $       33
  Ratio of net investment income (loss) to average net
    assets..................................................     (0.57)%       2.11 %      13.69 %      10.46 %
  Ratio of expenses to average net assets...................       0.90%       0.90 %       0.90 %       0.90 %

                                                                                    AUSA
                                                                               GE U.S. EQUITY
                                                                                 SUBACCOUNT
                                                              -------------------------------------------------
                                                                                DECEMBER 31,
                                                              -------------------------------------------------
                                                                 2002         2001         2000       1999(1)
                                                              ----------   ----------   ----------   ----------
Accumulation unit value, beginning of year..................  $     9.58   $    10.61   $    10.79   $    10.00
                                                              ----------   ----------   ----------   ----------
  Income from operations:
    Net investment income (loss)............................       (0.04)       (0.07)        0.52         0.64
    Net realized and unrealized gain (loss) on investment...       (1.93)       (0.96)       (0.70)        0.15
                                                              ----------   ----------   ----------   ----------
      Net income (loss) from operations.....................       (1.97)       (1.03)       (0.18)        0.79
                                                              ----------   ----------   ----------   ----------
Accumulation unit value, end of year........................  $     7.61   $     9.58   $    10.61   $    10.79
                                                              ==========   ==========   ==========   ==========
Total return................................................    (20.52)%      (9.69)%      (1.67)%       7.89 %
Ratios and supplemental data:
  Net assets at end of year (in thousands)..................  $      110   $       95   $       56   $       30
  Ratio of net investment income (loss) to average net
    assets..................................................     (0.42)%      (0.71)%       4.86 %      12.34 %
  Ratio of expenses to average net assets...................       0.90%        0.90%       0.90 %       0.90 %

FOR THE YEAR ENDED

                                                                                    AUSA
                                                                             THIRD AVENUE VALUE
                                                                                 SUBACCOUNT
                                                              -------------------------------------------------
                                                                                DECEMBER 31,
                                                              -------------------------------------------------
                                                                 2002         2001         2000       1999(1)
                                                              ----------   ----------   ----------   ----------
Accumulation unit value, beginning of year..................  $    16.02   $    15.22   $    11.34   $    10.00
                                                              ----------   ----------   ----------   ----------
  Income from operations:
    Net investment income (loss)............................        0.13        (0.12)        0.53         0.07
    Net realized and unrealized gain (loss) on investment...       (2.16)        0.92         3.35         1.27
                                                              ----------   ----------   ----------   ----------
      Net income (loss) from operations.....................       (2.03)        0.80         3.88         1.34
                                                              ----------   ----------   ----------   ----------
Accumulation unit value, end of year........................  $    13.99   $    16.02   $    15.22   $    11.34
                                                              ==========   ==========   ==========   ==========
Total return................................................    (12.66)%       5.22 %      34.26 %      13.39 %
Ratios and supplemental data:
  Net assets at end of year (in thousands)..................  $      340   $      243   $       65   $       29
  Ratio of net investment income (loss) to average net
    assets..................................................      0.87 %      (0.77)%       3.76 %       1.42 %
  Ratio of expenses to average net assets...................      0.90 %        0.90%       0.90 %       0.90 %

                                                                                    AUSA
                                                                       CLARION REAL ESTATE SECURITIES
                                                                                 SUBACCOUNT
                                                              -------------------------------------------------
                                                                                DECEMBER 31,
                                                              -------------------------------------------------
                                                                 2002         2001         2000       1999(1)
                                                              ----------   ----------   ----------   ----------
Accumulation unit value, beginning of year..................  $    12.95   $    11.77   $     9.16   $    10.00
                                                              ----------   ----------   ----------   ----------
  Income from operations:
    Net investment income (loss)............................        0.09         0.17         0.04        (0.04)
    Net realized and unrealized gain (loss) on investment...        0.26         1.01         2.57        (0.80)
                                                              ----------   ----------   ----------   ----------
      Net income (loss) from operations.....................        0.35         1.18         2.61        (0.84)
                                                              ----------   ----------   ----------   ----------
Accumulation unit value, end of year........................  $    13.30   $    12.95   $    11.77   $     9.16
                                                              ==========   ==========   ==========   ==========
Total return................................................      2.67 %      10.06 %      28.46 %      (8.39)%
Ratios and supplemental data:
  Net assets at end of year (in thousands)..................  $      170   $       72   $       34   $       26
  Ratio of net investment income (loss) to average net
    assets..................................................      0.68 %       1.42 %       0.38 %      (0.81)%
  Ratio of expenses to average net assets...................      0.90 %       0.90 %       0.90 %        0.90%

FOR THE YEAR ENDED

                                                                                    AUSA
                                                                               MARSICO GROWTH
                                                                                 SUBACCOUNT
                                                              -------------------------------------------------
                                                                                DECEMBER 31,
                                                              -------------------------------------------------
                                                                 2002         2001         2000       1999(1)
                                                              ----------   ----------   ----------   ----------
Accumulation unit value, beginning of year..................  $     9.27   $    10.88   $    11.94   $    10.00
                                                              ----------   ----------   ----------   ----------
  Income from operations:
    Net investment income (loss)............................       (0.06)        0.00         0.06        (0.04)
    Net realized and unrealized gain (loss) on investment...       (2.41)       (1.61)       (1.12)        1.98
                                                              ----------   ----------   ----------   ----------
      Net income (loss) from operations.....................       (2.47)       (1.61)       (1.06)        1.94
                                                              ----------   ----------   ----------   ----------
Accumulation unit value, end of year........................  $     6.80   $     9.27   $    10.88   $    11.94
                                                              ==========   ==========   ==========   ==========
Total return................................................    (26.64)%     (14.86)%      (8.84)%      19.40 %
Ratios and supplemental data:
  Net assets at end of year (in thousands)..................  $       82   $       57   $       44   $       36
  Ratio of net investment income (loss) to average net
    assets..................................................     (0.77)%      (0.05)%       0.52 %      (0.83)%
  Ratio of expenses to average net assets...................       0.90%        0.90%       0.90 %        0.90%

                                                                                    AUSA
                                                                                MUNDER NET50
                                                                                 SUBACCOUNT
                                                              -------------------------------------------------
                                                                                DECEMBER 31,
                                                              -------------------------------------------------
                                                                 2002         2001         2000       1999(1)
                                                              ----------   ----------   ----------   ----------
Accumulation unit value, beginning of year..................  $     8.29   $    11.22   $    11.35   $    10.00
                                                              ----------   ----------   ----------   ----------
  Income from operations:
    Net investment income (loss)............................       (0.05)       (0.04)        0.21         0.49
    Net realized and unrealized gain (loss) on investment...       (3.18)       (2.89)       (0.34)        0.86
                                                              ----------   ----------   ----------   ----------
      Net income (loss) from operations.....................       (3.23)       (2.93)       (0.13)        1.35
                                                              ----------   ----------   ----------   ----------
Accumulation unit value, end of year........................  $     5.06   $     8.29   $    11.22   $    11.35
                                                              ==========   ==========   ==========   ==========
Total return................................................    (38.97)%     (26.09)%      (1.15)%      13.51 %
Ratios and supplemental data:
  Net assets at end of year (in thousands)..................  $       42   $       39   $       40   $       31
  Ratio of net investment income (loss) to average net
    assets..................................................     (0.90)%      (0.39)%       1.87 %       9.45 %
  Ratio of expenses to average net assets...................       0.90%        0.90%       0.90 %       0.90 %

FOR THE YEAR ENDED

                                                                                    AUSA
                                                                        T. ROWE PRICE DIVIDEND GROWTH
                                                                                 SUBACCOUNT
                                                              -------------------------------------------------
                                                                                DECEMBER 31,
                                                              -------------------------------------------------
                                                                 2002         2001         2000       1999(1)
                                                              ----------   ----------   ----------   ----------
Accumulation unit value, beginning of year..................  $     9.74   $    10.26   $     9.42   $    10.00
                                                              ----------   ----------   ----------   ----------
  Income from operations:
    Net investment income (loss)............................       (0.03)       (0.05)       (0.04)       (0.04)
    Net realized and unrealized gain (loss) on investment...       (1.87)       (0.47)        0.88        (0.54)
                                                              ----------   ----------   ----------   ----------
      Net income (loss) from operations.....................       (1.90)       (0.52)        0.84        (0.58)
                                                              ----------   ----------   ----------   ----------
Accumulation unit value, end of year........................  $     7.84   $     9.74   $    10.26   $     9.42
                                                              ==========   ==========   ==========   ==========
Total return................................................    (19.54)%      (5.02)%       8.89 %      (5.81)%
Ratios and supplemental data:
  Net assets at end of year (in thousands)..................  $       82   $       70   $       51   $       30
  Ratio of net investment income (loss) to average net
    assets..................................................     (0.40)%      (0.49)%      (0.46)%      (0.82)%
  Ratio of expenses to average net assets...................       0.90%        0.90%        0.90%        0.90%

                                                                                    AUSA
                                                                           T. ROWE PRICE SMALL CAP
                                                                                 SUBACCOUNT
                                                              -------------------------------------------------
                                                                                DECEMBER 31,
                                                              -------------------------------------------------
                                                                 2002         2001         2000       1999(1)
                                                              ----------   ----------   ----------   ----------
Accumulation unit value, beginning of year..................  $    10.46   $    11.69   $    12.89   $    10.00
                                                              ----------   ----------   ----------   ----------
  Income from operations:
    Net investment income (loss)............................       (0.08)       (0.09)        0.02         0.46
    Net realized and unrealized gain (loss) on investment...       (2.85)       (1.14)       (1.22)        2.43
                                                              ----------   ----------   ----------   ----------
      Net income (loss) from operations.....................       (2.93)       (1.23)       (1.20)        2.89
                                                              ----------   ----------   ----------   ----------
Accumulation unit value, end of year........................  $     7.53   $    10.46   $    11.69   $    12.89
                                                              ==========   ==========   ==========   ==========
Total return................................................    (28.00)%     (10.52)%      (9.27)%      28.89 %
Ratios and supplemental data:
  Net assets at end of year (in thousands)..................  $      154   $      156   $       99   $       46
  Ratio of net investment income (loss) to average net
    assets..................................................     (0.90)%      (0.90)%       0.18 %       8.35 %
  Ratio of expenses to average net assets...................       0.90%        0.90%       0.90 %       0.90 %

FOR THE YEAR ENDED

                                                                                    AUSA
                                                                               SALOMON ALL CAP
                                                                                 SUBACCOUNT
                                                              -------------------------------------------------
                                                                                DECEMBER 31,
                                                              -------------------------------------------------
                                                                 2002         2001         2000       1999(1)
                                                              ----------   ----------   ----------   ----------
Accumulation unit value, beginning of year..................  $    13.01   $    12.86   $    10.97   $    10.00
                                                              ----------   ----------   ----------   ----------
  Income from operations:
    Net investment income (loss)............................        0.02         0.10         0.16         0.31
    Net realized and unrealized gain (loss) on investment...       (3.32)        0.05         1.73         0.66
                                                              ----------   ----------   ----------   ----------
      Net income (loss) from operations.....................       (3.30)        0.15         1.89         0.97
                                                              ----------   ----------   ----------   ----------
Accumulation unit value, end of year........................  $     9.71   $    13.01   $    12.86   $    10.97
                                                              ==========   ==========   ==========   ==========
Total return................................................    (25.39)%       1.18 %      17.24 %       9.71 %
Ratios and supplemental data:
  Net assets at end of year (in thousands)..................  $      497   $      375   $       78   $       31
  Ratio of net investment income (loss) to average net
    assets..................................................      0.20 %       0.77 %       1.30 %       5.98 %
  Ratio of expenses to average net assets...................      0.90 %       0.90 %       0.90 %       0.90 %

                                                                                    AUSA
                                                                             PBHG MID CAP GROWTH
                                                                                 SUBACCOUNT
                                                              -------------------------------------------------
                                                                                DECEMBER 31,
                                                              -------------------------------------------------
                                                                 2002         2001         2000       1999(1)
                                                              ----------   ----------   ----------   ----------
Accumulation unit value, beginning of year..................  $     9.29   $    14.63   $    17.24   $    10.00
                                                              ----------   ----------   ----------   ----------
  Income from operations:
    Net investment income (loss)............................       (0.07)       (0.09)        0.03        (0.01)
    Net realized and unrealized gain (loss) on investment...       (2.63)       (5.25)       (2.64)        7.25
                                                              ----------   ----------   ----------   ----------
      Net income (loss) from operations.....................       (2.70)       (5.34)       (2.61)        7.24
                                                              ----------   ----------   ----------   ----------
Accumulation unit value, end of year........................  $     6.59   $     9.29   $    14.63   $    17.24
                                                              ==========   ==========   ==========   ==========
Total return................................................    (29.03)%     (36.50)%     (15.16)%      72.42 %
Ratios and supplemental data:
  Net assets at end of year (in thousands)..................  $      789   $      766   $      452   $       46
  Ratio of net investment income (loss) to average net
    assets..................................................     (0.90)%      (0.90)%       0.17 %      (0.09)%
  Ratio of expenses to average net assets...................       0.90%        0.90%       0.90 %        0.90%

FOR THE YEAR ENDED

                                                                                    AUSA
                                                                               DREYFUS MID CAP
                                                                                 SUBACCOUNT
                                                              -------------------------------------------------
                                                                                DECEMBER 31,
                                                              -------------------------------------------------
                                                                 2002         2001         2000       1999(1)
                                                              ----------   ----------   ----------   ----------
Accumulation unit value, beginning of year..................  $    11.15   $    11.71   $    10.47   $    10.00
                                                              ----------   ----------   ----------   ----------
  Income from operations:
    Net investment income (loss)............................       (0.09)        0.03         0.15       (0.04)
    Net realized and unrealized gain (loss) on investment...       (1.41)       (0.59)        1.09         0.51
                                                              ----------   ----------   ----------   ----------
      Net income (loss) from operations.....................       (1.50)       (0.56)        1.24         0.47
                                                              ----------   ----------   ----------   ----------
Accumulation unit value, end of year........................  $     9.65   $    11.15   $    11.71   $    10.47
                                                              ==========   ==========   ==========   ==========
Total return................................................    (13.50)%      (4.80)%      11.91 %       4.66 %
Ratios and supplemental data:
  Net assets at end of year (in thousands)..................  $      180   $      114   $       60   $       34
  Ratio of net investment income (loss) to average net
    assets..................................................     (0.85)%       0.30 %       1.29 %      (0.82)%
  Ratio of expenses to average net assets...................       0.90%       0.90 %       0.90 %        0.90%

                                                                              AUSA
                                                                  VALUE LINE AGGRESSIVE GROWTH
                                                                           SUBACCOUNT
                                                              ------------------------------------
                                                                          DECEMBER 31,
                                                              ------------------------------------
                                                                 2002         2001       2000(1)
                                                              ----------   ----------   ----------
Accumulation unit value, beginning of year..................  $     7.27   $     8.19   $    10.00
                                                              ----------   ----------   ----------
  Income from operations:
    Net investment income (loss)............................       (0.06)       (0.07)       (0.03)
    Net realized and unrealized gain (loss) on investment...       (1.66)       (0.85)       (1.78)
                                                              ----------   ----------   ----------
      Net income (loss) from operations.....................       (1.72)       (0.92)       (1.81)
                                                              ----------   ----------   ----------
Accumulation unit value, end of year........................  $     5.55   $     7.27   $     8.19
                                                              ==========   ==========   ==========
Total return................................................    (23.68)%     (11.21)%     (18.08)%
Ratios and supplemental data:
  Net assets at end of year (in thousands)..................  $       18   $       18   $       20
  Ratio of net investment income (loss) to average net
    assets..................................................     (0.90)%      (0.90)%      (0.90)%
  Ratio of expenses to average net assets...................       0.90%        0.90%        0.90%

FOR THE YEAR ENDED

                                                                              AUSA
                                                                  GREAT COMPANIES -AMERICA(SM)
                                                                           SUBACCOUNT
                                                              ------------------------------------
                                                                          DECEMBER 31,
                                                              ------------------------------------
                                                                 2002         2001       2000(1)
                                                              ----------   ----------   ----------
Accumulation unit value, beginning of year..................  $     9.41   $    10.82   $    10.00
                                                              ----------   ----------   ----------
  Income from operations:
    Net investment income (loss)............................       (0.05)       (0.50)       (0.03)
    Net realized and unrealized gain (loss) on investment...       (1.96)       (0.91)        0.85
                                                              ----------   ----------   ----------
      Net income (loss) from operations.....................       (2.01)       (1.41)        0.82
                                                              ----------   ----------   ----------
Accumulation unit value, end of year........................  $     7.40   $     9.41   $    10.82
                                                              ==========   ==========   ==========
Total return................................................    (21.40)%     (12.98)%       8.16 %
Ratios and supplemental data:
  Net assets at end of year (in thousands)..................  $      161   $       74   $       29
  Ratio of net investment income (loss) to average net
    assets..................................................     (0.61)%      (0.54)%      (0.90)%
  Ratio of expenses to average net assets...................       0.90%        0.90%        0.90%

                                                                              AUSA
                                                                GREAT COMPANIES -TECHNOLOGY(SM)
                                                                           SUBACCOUNT
                                                              ------------------------------------
                                                                          DECEMBER 31,
                                                              ------------------------------------
                                                                 2002         2001       2000(1)
                                                              ----------   ----------   ----------
Accumulation unit value, beginning of year..................  $     3.78   $     6.05   $    10.00
                                                              ----------   ----------   ----------
  Income from operations:
    Net investment income (loss)............................       (0.02)       (0.04)       (0.02)
    Net realized and unrealized gain (loss) on investment...       (1.44)       (2.23)       (3.93)
                                                              ----------   ----------   ----------
      Net income (loss) from operations.....................       (1.46)       (2.27)       (3.95)
                                                              ----------   ----------   ----------
Accumulation unit value, end of year........................  $     2.32   $     3.78   $     6.05
                                                              ==========   ==========   ==========
Total return................................................    (38.67)%     (37.51)%     (39.52)%
Ratios and supplemental data:
  Net assets at end of year (in thousands)..................  $       68   $       53   $       15
  Ratio of net investment income (loss) to average net
    assets..................................................     (0.90)%      (0.90)%      (0.90)%
  Ratio of expenses to average net assets...................       0.90%        0.90%        0.90%

FOR THE YEAR ENDED

                                                                              AUSA
                                                                   GREAT COMPANIES -GLOBAL(2)
                                                                           SUBACCOUNT
                                                              ------------------------------------
                                                                          DECEMBER 31,
                                                              ------------------------------------
                                                                 2002         2001       2000(1)
                                                              ----------   ----------   ----------
Accumulation unit value, beginning of year..................  $     7.02   $     8.51   $    10.00
                                                              ----------   ----------   ----------
  Income from operations:
    Net investment income (loss)............................       (0.05)       (0.06)       (0.03)
    Net realized and unrealized gain (loss) on investment...       (1.51)       (1.43)       (1.46)
                                                              ----------   ----------   ----------
      Net income (loss) from operations.....................       (1.56)       (1.49)       (1.49)
                                                              ----------   ----------   ----------
Accumulation unit value, end of year........................  $     5.46   $     7.02   $     8.51
                                                              ==========   ==========   ==========
Total return................................................    (22.21)%     (17.58)%     (14.85)%
Ratios and supplemental data:
  Net assets at end of year (in thousands)..................  $       70   $       30   $       21
  Ratio of net investment income (loss) to average net
    assets..................................................     (0.84)%      (0.87)%      (0.90)%
  Ratio of expenses to average net assets...................       0.90%        0.90%        0.90%

                                                                              AUSA
                                                                     GABELLI GLOBAL GROWTH
                                                                           SUBACCOUNT
                                                              ------------------------------------
                                                                          DECEMBER 31,
                                                              ------------------------------------
                                                                 2002         2001       2000(1)
                                                              ----------   ----------   ----------
Accumulation unit value, beginning of year..................  $     8.08   $     9.07   $    10.00
                                                              ----------   ----------   ----------
  Income from operations:
    Net investment income (loss)............................       (0.03)       (0.06)       (0.03)
    Net realized and unrealized gain (loss) on investment...       (1.35)       (0.93)       (0.90)
                                                              ----------   ----------   ----------
      Net income (loss) from operations.....................       (1.38)       (0.99)       (0.93)
                                                              ----------   ----------   ----------
Accumulation unit value, end of year........................  $     6.70   $     8.08   $     9.07
                                                              ==========   ==========   ==========
Total return................................................    (17.05)%     (10.92)%      (9.27)%
Ratios and supplemental data:
  Net assets at end of year (in thousands)..................  $      231   $      164   $       40
  Ratio of net investment income (loss) to average net
    assets..................................................     (0.49)%      (0.76)%      (0.90)%
  Ratio of expenses to average net assets...................       0.90%        0.90%        0.90%

FOR THE YEAR ENDED

                                                                          AUSA                      AUSA               AUSA
                                                                          LKCM                  CONSERVATIVE         MODERATE
                                                                     CAPITAL GROWTH           ASSET ALLOCATION   ASSET ALLOCATION
                                                                       SUBACCOUNT                SUBACCOUNT         SUBACCOUNT
                                                              -----------------------------   ----------------   ----------------
                                                                      DECEMBER 31,              DECEMBER 31,       DECEMBER 31,
                                                              -----------------------------   ----------------   ----------------
                                                                    2002          2001(1)         2002(1)            2002(1)
                                                              ----------------   ----------   ----------------   ----------------
Accumulation unit value, beginning of year..................  $      6.59        $    10.00      $    10.00         $    10.00
                                                              ----------------   ----------      ----------         ----------
  Income from operations:
    Net investment income (loss)............................        (0.04)             0.04           (0.05)             (0.05)
    Net realized and unrealized gain (loss) on investment...        (3.62)            (3.45)          (0.91)             (1.19)
                                                              ----------------   ----------      ----------         ----------
      Net income (loss) from operations.....................        (3.66)            (3.41)          (0.96)             (1.24)
                                                              ----------------   ----------      ----------         ----------
Accumulation unit value, end of year........................  $      2.93        $     6.59      $     9.04         $     8.76
                                                              ================   ==========      ==========         ==========
Total return................................................     (55.53)%          (34.06)%         (9.65)%           (12.43)%
Ratios and supplemental data:
  Net assets at end of year (in thousands)..................  $         8        $       16      $       50         $      156
  Ratio of net investment income (loss) to average net
    assets..................................................      (0.90)%             0.54%         (0.90)%            (0.90)%
  Ratio of expenses to average net assets...................        0.90%             0.90%           0.90%              0.90%

                                                                    AUSA
                                                                 MODERATELY                         AUSA               AUSA
                                                                 AGGRESSIVE                      AGGRESSIVE           PIMCO
                                                              ASSET ALLOCATION                ASSET ALLOCATION     TOTAL RETURN
                                                                 SUBACCOUNT                      SUBACCOUNT         SUBACCOUNT
                                                              ----------------                ----------------   ----------------
                                                                DECEMBER 31,                    DECEMBER 31,       DECEMBER 31,
                                                              ----------------                ----------------   ----------------
                                                                  2002(1)                         2002(1)            2002(1)
                                                              ----------------                ----------------   ----------------
Accumulation unit value, beginning of year..................  $     10.00                        $    10.00         $    10.00
                                                              ----------------                   ----------         ----------
  Income from operations:
    Net investment income (loss)............................        (0.05)                            (0.05)             (0.06)
    Net realized and unrealized gain (loss) on investment...        (1.48)                            (1.83)              0.62
                                                              ----------------                   ----------         ----------
      Net income (loss) from operations.....................        (1.53)                            (1.88)              0.56
                                                              ----------------                   ----------         ----------
Accumulation unit value, end of year........................  $      8.47                        $     8.12         $    10.56
                                                              ================                   ==========         ==========
Total return................................................     (15.31)%                          (18.79)%              5.56%
Ratios and supplemental data:
  Net assets at end of year (in thousands)..................  $       254                        $      124         $       29
  Ratio of net investment income (loss) to average net
    assets..................................................      (0.90)%                           (0.90)%            (0.90)%
  Ratio of expenses to average net assets...................        0.90%                             0.90%              0.90%

FOR THE YEAR ENDED

                                                                                 AUSA                                  AUSA
                                                                             TRANSAMERICA           AUSA           TRANSAMERICA
                                                              AUSA           CONVERTIBLE        TRANSAMERICA          GROWTH
                                                         JANUS BALANCED       SECURITIES           EQUITY         OPPORTUNITIES
                                                           SUBACCOUNT         SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                        ----------------   ----------------   ----------------   ----------------
                                                          DECEMBER 31,       DECEMBER 31,       DECEMBER 31,       DECEMBER 31,
                                                        ----------------   ----------------   ----------------   ----------------
                                                            2002(1)            2002(1)            2002(1)            2002(1)
                                                        ----------------   ----------------   ----------------   ----------------
Accumulation unit value, beginning of year............     $   10.00          $   10.00          $   10.00          $   10.00
                                                           ---------          ---------          ---------          ---------
  Income from operations:
    Net investment income (loss)......................         (0.06)             (0.06)             (0.05)             (0.05)
    Net realized and unrealized gain (loss) on
      investment......................................         (0.51)             (0.68)             (1.42)             (2.03)
                                                           ---------          ---------          ---------          ---------
      Net income (loss) from operations...............         (0.57)             (0.74)             (1.47)             (2.08)
                                                           ---------          ---------          ---------          ---------
Accumulation unit value, end of year..................     $    9.43          $    9.26          $    8.53          $    7.92
                                                           =========          =========          =========          =========
Total return..........................................       (5.67)%            (7.36)%           (14.69)%           (20.84)%
Ratios and supplemental data:
  Net assets at end of year (in thousands)............     $      26          $      24          $      33          $      26
  Ratio of net investment income (loss) to average net
    assets............................................       (0.90)%            (0.90)%            (0.90)%            (0.90)%
  Ratio of expenses to average net assets.............         0.90%              0.90%              0.90%              0.90%

                                                                                 AUSA                                  AUSA
                                                               AUSA          TRANSAMERICA           AUSA             CAPITAL
                                                             CAPITAL        U.S. GOVERNMENT     J.P. MORGAN          GUARDIAN
                                                          GUARDIAN VALUE      SECURITIES       ENHANCED INDEX      U.S. EQUITY
                                                            SUBACCOUNT        SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
                                                         ----------------   ---------------   ----------------   ----------------
                                                           DECEMBER 31,      DECEMBER 31,       DECEMBER 31,       DECEMBER 31,
                                                         ----------------   ---------------   ----------------   ----------------
                                                             2002(1)            2002(1)           2002(1)            2002(1)
                                                         ----------------   ---------------   ----------------   ----------------
Accumulation unit value, beginning of year.............     $    10.00        $    10.00         $    10.00         $    10.00
                                                            ----------        ----------         ----------         ----------
  Income from operations:
    Net investment income (loss).......................           0.31              0.15              (0.01)             (0.02)
    Net realized and unrealized gain (loss) on
      investment.......................................          (2.40)             0.32              (1.88)             (1.94)
                                                            ----------        ----------         ----------         ----------
      Net income (loss) from operations................          (2.09)             0.47              (1.89)             (1.96)
                                                            ----------        ----------         ----------         ----------
Accumulation unit value, end of year...................     $     7.91        $    10.47         $     8.11         $     8.04
                                                            ==========        ==========         ==========         ==========
Total return...........................................       (20.90)%             4.65%           (18.85)%           (19.63)%
Ratios and supplemental data:
  Net assets at end of year (in thousands).............     $       20        $       27         $       20         $       20
  Ratio of net investment income (loss) to average net
    assets.............................................         5.58 %            2.17 %            (0.24)%            (0.28)%
  Ratio of expenses to average net assets..............         0.90 %            0.90 %              0.90%              0.90%

FOR THE YEAR ENDED

                                                        FIDELITY VIP                            FIDELITY VIP
                                                    GROWTH OPPORTUNITIES                       CONTRAFUND(R)
                                                         SUBACCOUNT                              SUBACCOUNT
                                            ------------------------------------    ------------------------------------
                                                        DECEMBER 31,                            DECEMBER 31,
                                            ------------------------------------    ------------------------------------
                                               2002         2001       2000(1)         2002         2001       2000(1)
                                            ----------   ----------   ----------    ----------   ----------   ----------
Accumulation unit value, beginning of
  year....................................  $     6.99   $     8.26   $    10.00    $     7.93   $     9.14   $    10.00
                                            ----------   ----------   ----------    ----------   ----------   ----------
  Income from operations:
    Net investment income (loss)..........       (0.01)       (0.05)       (0.03)        (0.03)       (0.03)       (0.03)

    Net realized and unrealized gain
      (loss) on investment................       (1.58)       (1.22)       (1.71)        (0.80)       (1.18)       (0.83)
                                            ----------   ----------   ----------    ----------   ----------   ----------
      Net income (loss) from operations...       (1.59)       (1.27)       (1.74)        (0.83)       (1.21)       (0.86)
                                            ----------   ----------   ----------    ----------   ----------   ----------
Accumulation unit value, end of year......  $     5.40   $     6.99   $     8.26    $     7.10   $     7.93   $     9.14
                                            ==========   ==========   ==========    ==========   ==========   ==========
Total return..............................    (22.70)%     (15.40)%     (17.36)%      (10.41)%     (13.25)%      (8.64)%
Ratios and supplemental data:

  Net assets at end of year (in
    thousands)............................  $       70   $       66   $       23    $      163   $       85   $       34

  Ratio of net investment income (loss) to
    average net assets....................     (0.17)%      (0.68)%      (0.90)%       (0.39)%      (0.40)%      (0.90)%
  Ratio of expenses to average net
    assets................................       0.90%        0.90%        0.90%         0.90%        0.90%        0.90%

                                                        FIDELITY VIP
                                                       EQUITY-INCOME
                                                         SUBACCOUNT
                                            ------------------------------------
                                                        DECEMBER 31,
                                            ------------------------------------
                                               2002         2001       2000(1)
                                            ----------   ----------   ----------
Accumulation unit value, beginning of
  year....................................  $     9.80   $    10.44   $    10.00
                                            ----------   ----------   ----------
  Income from operations:
    Net investment income (loss)..........        0.04        (0.01)       (0.03)

    Net realized and unrealized gain
      (loss) on investment................       (1.79)       (0.63)        0.47
                                            ----------   ----------   ----------

      Net income (loss) from operations...       (1.75)      ( 0.64)        0.44
                                            ----------   ----------   ----------
Accumulation unit value, end of year......  $     8.05   $     9.80   $    10.44
                                            ==========   ==========   ==========
Total return..............................    (17.89)%      (6.07)%       4.39 %
Ratios and supplemental data:

  Net assets at end of year (in
    thousands)............................  $      162   $       94   $       26

  Ratio of net investment income (loss) to
    average net assets....................      0.45 %      (0.08)%      (0.90)%

  Ratio of expenses to average net
    assets................................      0.90 %       0.90 %        0.90%

Per unit information has been computed using average units outstanding throughout each year. Total return is not annualized for periods of less than one year. The ratio of net investment income (loss) to average net assets is annualized for periods of less than one year. The expense ratio considers only the expenses borne directly by the Life account and excludes expenses incurred indirectly by the underlying funds.

                         Report of Independent Auditors

The Board of Directors
AUSA Life Insurance Company, Inc.

We have audited the accompanying statutory-basis balance sheets of AUSA Life Insurance Company, Inc. (an indirect wholly owned subsidiary of AEGON N.V.) as of December 31, 2002 and 2001, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2002. Our audits also included the statutory-basis financial statement schedules required by Regulation S-X,
Article 7. These financial statements and schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits. We did not audit the "separate account assets" and "separate account liabilities" included in the statutory-basis balance sheets of the Company. The Separate Account balance sheets were audited by other auditors whose reports have been furnished to us, and our opinion, insofar as it relates to the data included for the Separate Accounts, is based solely upon the reports of the other auditors.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits and the reports of other auditors provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Department of Insurance of the State of New York, which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of AUSA Life Insurance Company, Inc. at December 31, 2002 and 2001, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2002.

However, in our opinion, based on our audits and the reports of other auditors, the financial statements referred to above present fairly, in all material respects, the financial position of AUSA Life Insurance Company, Inc. at December 31, 2002 and 2001, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2002, in conformity with accounting practices prescribed or permitted by the Department of Insurance of the State of New York. Also, in our opinion, the related statutory-basis financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 2 to the financial statements, in 2002 and 2001 AUSA Life Insurance Company, Inc. changed various accounting policies to be in accordance with the revised NAIC Accounting Practices and Procedures Manual, as adopted by the Department of Insurance of the State of New York.


                                                           /s/ Ernst & Young LLP

Des Moines, Iowa
February 14, 2003

                        AUSA Life Insurance Company, Inc.

                        Balance Sheets - Statutory Basis
                  (Dollars in Thousands, Except per Share Data)


                                                                                            DECEMBER 31
                                                                                      2002                2001
                                                                                  -----------          -----------

ADMITTED ASSETS
Cash and invested assets:
   Bonds                                                                          $ 4,748,005          $ 4,403,548
   Stocks:
     Preferred                                                                          4,306                4,207
     Common, at market (cost: $30,280 in 2002 and $173,440 in 2001)                    32,407              177,659
   Mortgage loans on real estate                                                      448,966              439,685
   Real estate                                                                            239                1,009
   Policy loans                                                                        17,457               13,440
   Net short-term notes receivable from affiliates                                     81,300               71,300
   Cash and short-term investments                                                    325,133              148,906
   Other invested assets                                                               24,712               19,504
                                                                                  -----------          -----------

Total cash and invested assets                                                      5,682,525            5,279,258

Receivable from parent, subsidiaries and affiliates                                        --               30,858
Premiums deferred and uncollected                                                      66,646               51,977
Accrued investment income                                                              70,332               69,264
Federal and foreign income tax recoverable                                              3,092                   --
Net deferred income tax asset                                                          39,853                   --
Goodwill                                                                                   --               12,852
Reinsurance receivable                                                                 20,584               37,331
Other admitted assets                                                                  17,737               12,470
Separate account assets                                                             6,156,589            6,507,715










                                                                                  -----------          -----------
Total admitted assets                                                             $12,057,358          $12,001,725
                                                                                  ===========          ===========


                                                                                          DECEMBER 31
                                                                                  2002                  2001
                                                                              ------------           ------------
LIABILITIES AND CAPITAL AND SURPLUS
Liabilities:
   Aggregate reserves for policies and contracts:
     Life                                                                     $    430,961           $    375,569
     Annuity                                                                     4,342,514              4,039,430
     Accident and health                                                            18,223                 18,295
   Policy and contract claim reserves:
     Life                                                                           25,485                 66,616
     Accident and health                                                               876                 11,697
   Liability for deposit type contracts                                            136,528                127,921
   Other policyholders' funds                                                          683                    659
   Transfers to separate accounts due or accrued                                    (3,653)                (6,767)
   Remittances and items not allocated                                              66,126                123,358
   Asset valuation reserve                                                          20,232                 49,278
   Interest maintenance reserve                                                     21,548                 20,112
   Funds held under coinsurance and other reinsurance treaties                     140,567                161,370
   Reinsurance in unauthorized companies                                             6,996                 13,650
   Commissions and expense allowances payable on reinsurance assumed                18,410                 14,372
   Payable for securities                                                           13,526                     --
   Payable to affiliates                                                            31,992                     --
   Consideration to MONY pursuant to acquisition agreement                          71,886                     --
   Payable under assumption reinsurance agreement                                   18,787                 25,899
   Provision for experience rating refunds                                             243                (11,156)
   Other liabilities                                                                26,761                 13,494
   Federal income taxes payable                                                         --                 16,467
   Separate account liabilities                                                  6,147,389              6,496,580
                                                                              ------------           ------------
Total liabilities                                                               11,536,080             11,556,844

Capital and surplus:
   Common stock, $125 per share par value, 20,000 shares
     authorized, 16,466 issued and outstanding                                       2,058                  2,058
   Preferred stock, $10 per share par value, 44,175 shares
     authorized, issued and outstanding                                                442                    442
   Paid-in surplus                                                                 449,180                319,180
   Special surplus                                                                   2,226                  2,282
   Unassigned surplus                                                               67,372                120,919
                                                                              ------------           ------------
Total capital and surplus                                                          521,278                444,881
                                                                              ------------           ------------
Total liabilities and capital and surplus                                     $ 12,057,358           $ 12,001,725
                                                                              ============           ============


See accompanying notes.

                        AUSA Life Insurance Company, Inc.

                   Statements of Operations - Statutory Basis
                             (Dollars in Thousands)




                                                                                     YEAR ENDED DECEMBER 31
                                                                               2002            2001             2000
                                                                           -----------      -----------     -----------

Revenue:
   Premiums and other considerations, net of reinsurance:
     Life                                                                  $   215,610      $   143,732     $    43,850
     Annuity                                                                 1,548,445        1,473,146       1,529,202
     Accident and health                                                        46,602           42,687          30,541
   Net investment income                                                       339,632          348,703         330,718
   Amortization of interest maintenance reserve                                  3,814              686             544
   Commissions and expense allowances on reinsurance ceded                      82,856           30,257             453
   Income from fees associated with investment management,
     administration and contract guarantees for separate accounts               46,941           53,318          58,734
   Consideration on reinsurance recaptured                                      77,057               --              --
   Other income                                                                  5,614            2,105           1,755
                                                                           -----------      -----------     -----------
                                                                             2,366,571        2,094,634       1,995,797
Benefits and expenses:
   Benefits paid or provided for:
     Life and accident and health benefits                                     157,111          243,472          32,059
     Surrender benefits                                                      1,555,456        1,456,121       1,631,618
     Other benefits                                                             29,351           38,826          25,993
     Increase (decrease) in aggregate reserves for
       policies and contracts:
         Life                                                                   54,132         (100,418)         22,249
         Annuity                                                               301,951          188,999        (109,841)
         Accident and health                                                       (73)           1,820              43
         Other                                                                      --               --           2,362
     Increase in liability for deposit type funds                                   --               --         128,146
                                                                           -----------      -----------     -----------
                                                                             2,097,928        1,828,820       1,732,629
   Insurance expenses:
     Commissions                                                               107,241          113,754          48,590
     General insurance expenses                                                 80,001           59,498          58,850
     Taxes, licenses and fees                                                    4,756            1,922           1,771
     Net transfers to (from) separate accounts                                 (40,770)           9,549          69,726
     Consideration to MONY pursuant to acquisition agreement                    71,886               --              --
     Other expenses                                                             54,569            7,776             (44)
                                                                           -----------      -----------     -----------
                                                                               277,683          192,499         178,893
                                                                           -----------      -----------     -----------
Total benefits and expenses                                                  2,375,611        2,021,319       1,911,522
Gain (loss) from operations before dividends to
   policyholders, federal income tax expense and net
   realized capital gains (losses) on investments                               (9,040)          73,315          84,275
Dividends to policyholders                                                           3               52              --
                                                                           -----------      -----------     -----------
Gain (loss) from operations before federal income tax                           (9,043)          73,263          84,275
   expense and net realized capital gains (losses) on
   investments
Federal income tax expense                                                      11,486           40,532          20,713
                                                                           -----------      -----------     -----------
Gain (loss) from operations before net realized                                (20,529)          32,731          63,562
   capital gains (losses) on investments
Net realized capital gains (losses) on investments
   (net of related federal income taxes and
   amounts transferred to interest maintenance reserve)                        (84,135)         (74,452)          1,023
                                                                           -----------      -----------     -----------
Net income (loss)                                                          $  (104,664)     $   (41,721)    $    64,585
                                                                           ===========      ===========     ===========


See accompanying notes.

                        AUSA Life Insurance Company, Inc.

                      Statements of Changes in Capital and
                            Surplus - Statutory Basis
                             (Dollars in Thousands)


                                                                                        SPECIAL         UNASSIGNED        TOTAL
                                            COMMON       PREFERRED      PAID-IN         SURPLUS           SURPLUS      CAPITAL AND
                                            STOCK         STOCK         SURPLUS          FUNDS           (DEFICIT)       SURPLUS
                                        ------------   ------------   ------------    ------------     ------------   ------------

Balance at January 1, 2000              $      2,500   $         --   $    319,180    $      2,017     $     69,798   $    393,495
   Net income                                     --             --             --             152           64,433         64,585
   Change in non-admitted assets                  --             --             --              --              683            683
   Change in unrealized capital
     gains/losses                                 --             --             --              --             (540)          (540)
   Change in liability for
     reinsurance in unauthorized
     companies                                    --             --             --              --              383            383
   Change in surplus in separate
     accounts                                     --             --             --              --             (508)          (508)
   Change in asset valuation reserve              --             --             --              --           (7,592)        (7,592)
                                        ------------   ------------   ------------    ------------     ------------   ------------
Balance at December 31, 2000                   2,500             --        319,180           2,169          126,657        450,506
   Net loss                                       --             --             --             113          (41,834)       (41,721)
   Change in unrealized capital
     gains/losses                                 --             --             --              --            2,450          2,450
   Change in non-admitted assets                  --             --             --              --               (3)            (3)
   Change in liability for
     reinsurance in unauthorized
     companies                                    --             --             --              --          (13,489)       (13,489)
   Change in asset valuation reserve              --             --             --              --           41,311         41,311
   Cumulative effect of change in
     accounting principles                        --             --             --              --           (1,365)        (1,365)
   Net change in surplus in
     separate accounts                            --             --             --              --             (113)          (113)
   Tax benefits on stock options
     exercised                                    --             --             --              --              805            805
   Exchange of common stock for
     preferred stock                            (442)           442             --              --               --             --
   Reinsurance transaction                        --             --             --              --            6,500          6,500
                                        ------------   ------------   ------------    ------------     ------------   ------------
Balance at December 31, 2001                   2,058            442        319,180           2,282          120,919        444,881
   Capital contribution                           --             --        130,000              --               --        130,000
   Net loss                                       --             --             --             (56)        (104,608)      (104,664)
   Change in non-admitted assets                  --             --             --              --           (4,967)        (4,967)
   Change in unrealized capital
     gains/losses                                 --             --             --              --          (17,198)       (17,198)
   Change in liability for
     reinsurance in unauthorized                  --             --             --              --            6,654          6,654
     companies
   Cumulative effect of change in
     accounting principle                         --             --             --              --           24,860         24,860
   Change in net deferred income
     tax asset                                    --             --             --              --            6,098          6,098
   Change in reserve on account of
     change in valuation basis                    --             --             --              --             (721)          (721)
   Change in asset valuation reserve              --             --             --              --           29,046         29,046
   Tax benefits on stock options
     exercised                                    --             --             --              --               38             38
   Reinsurance transactions                       --             --             --              --            7,805          7,805
   Net change in surplus in
     separate account                             --             --             --              --             (554)          (554)
                                        ------------   ------------   ------------    ------------     ------------   ------------
Balance at December 31, 2002            $      2,058   $        442   $    449,180    $      2,226     $     67,372   $    521,278
                                        ============   ============   ============    ============     ============   ============


See accompanying notes

                        AUSA Life Insurance Company, Inc.

                    Statements of Cash Flow - Statutory Basis
                             (Dollars in Thousands)



                                                                       YEAR ENDED DECEMBER 31
                                                                  2002            2001            2000
                                                              -----------     -----------     -----------

OPERATING ACTIVITIES
Premiums and other considerations received, net of
   reinsurance                                                $ 1,794,700     $ 1,619,965     $ 1,600,464
Allowances and reserve adjustments received on
   reinsurance ceded                                               40,512          34,147             443
Investment income received                                        342,789         342,428         318,749
Other income received                                              82,168         310,338           4,160
Life and accident and health claims paid                         (187,524)       (207,815)        (33,956)
Surrender benefits and other fund withdrawals                  (1,555,546)     (1,456,762)     (1,631,618)
Annuity and other benefits to policyholders                       (20,170)        (39,568)        (24,644)
Commissions, other expenses and taxes paid                       (195,473)       (161,616)       (121,176)
Net transfers (to) from separate account                           89,786          41,360         (13,323)
Federal income taxes paid                                         (31,008)        (19,878)        (28,602)
Dividends paid to policyholders                                        --             (52)             --
Other                                                             (35,747)           (458)         (5,692)
                                                              -----------     -----------     -----------
Net cash provided by operating activities                         324,487         462,089          64,805

INVESTING ACTIVITIES
Proceeds from investments sold, matured or repaid:
   Bonds                                                        4,662,244       2,865,488       1,602,375
   Stocks                                                         168,852         196,080              --
   Mortgage loans on real estate                                   70,374          50,218          76,779
   Real estate                                                        412              22          19,110
   Miscellaneous proceeds                                          (2,020)             (2)            201
   Other invested assets                                           14,400              --          26,226
                                                              -----------     -----------     -----------
Total investment proceeds                                       4,914,262       3,111,806       1,724,691
Income taxes received on net realized capital gains/losses          4,050           6,793           5,313
                                                              -----------     -----------     -----------
Net proceeds from sales, maturities, or repayments of
   investments                                                  4,918,312       3,118,599       1,730,004
Cost of investments acquired:
   Bonds                                                       (5,064,135)     (3,340,553)     (1,729,272)
   Stocks                                                         (61,299)       (273,369)       (128,316)
   Mortgage loans on real estate                                  (82,951)        (60,134)        (56,253)
   Real estate                                                         --          (1,033)           (703)
   Miscellaneous applications                                     (10,000)             --            (228)
   Other invested assets                                          (23,091)        (10,000)             --
                                                              -----------     -----------     -----------
Total cost of investments acquired                             (5,241,476)     (3,685,089)     (1,914,772)
Net decrease (increase) in policy loans                            (4,017)        (10,235)             71
                                                              -----------     -----------     -----------

Net cost of investments acquired                               (5,245,493)     (3,695,324)     (1,914,701)
                                                              -----------     -----------     -----------
Net cash used in investing activities                            (327,181)       (576,725)       (184,697)

                        AUSA Life Insurance Company, Inc.

                             (Dollars in Thousands)



                                                                      YEAR ENDED DECEMBER 31
                                                               2002            2001            2000
                                                              -----------     -----------     -----------

Other cash provided:
   Capital and surplus paid-in                                $   130,000     $        --     $        --
   Deposits on deposit type contract funds and other
     liabilities without life or disability contingencies           3,357           4,077              --
   Other sources                                                  113,887         295,772          88,067
                                                              -----------     -----------     -----------
Total cash provided                                               247,244         299,849          88,067

Other cash applied:
   Withdrawals on deposit type contract funds and other
     liabilities without life or disability contingencies          (4,212)         (4,154)             --
   Other applications, net                                        (64,111)        (75,372)         (6,346)
                                                              -----------     -----------     -----------
Total other cash applied                                          (68,323)        (79,526)         (6,346)
                                                              -----------     -----------     -----------
Net cash provided by financing and miscellaneous
   activities                                                     178,921         220,323          81,721
                                                              -----------     -----------     -----------
Increase (decrease) in cash and short-term investments            176,227         105,687         (38,171)
Cash and short-term investments at beginning of year              148,906          43,219          81,390
                                                              -----------     -----------     -----------
Cash and short-term investments at end of year                $   325,133     $   148,906     $    43,219
                                                              ===========     ===========     ===========




See accompanying notes.

                        AUSA Life Insurance Company, Inc.

                 Notes to Financial Statements - Statutory Basis
                  (Dollars in Thousands, Except per Share Data)

                                December 31, 2002

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

AUSA Life Insurance Company, Inc. (the Company) is a stock life insurance company and is a wholly owned subsidiary of First AUSA Life Insurance Company (First AUSA), an indirect wholly owned subsidiary of AEGON USA, Inc. (AEGON). AEGON is an indirect wholly owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands. Effective September 24, 1993, First AUSA purchased from The Dreyfus Corporation (Dreyfus), its entire interest in Dreyfus Life Insurance Company and subsequently changed the name to AUSA Life Insurance Company, Inc. On December 31, 1993, the Company entered into an assumption reinsurance agreement with Mutual of New York (MONY) to transfer certain group pension business of MONY to the Company.

NATURE OF BUSINESS

The Company primarily sells fixed and variable annuities, group life coverages, and guaranteed interest contracts and funding agreements. The Company is licensed in 50 states and the District of Columbia. Sales of the Company's products are primarily through brokers.

BASIS OF PRESENTATION

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Department of Insurance of the State of New York, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

                        AUSA Life Insurance Company, Inc.

                  (Dollars in Thousands, Except per Share Data)


1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

   Investments: Investments in bonds and mandatory redeemable preferred stocks are reported at amortized cost or market value based on their rating by the National Association of Insurance Commissioners (NAIC); for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of capital and surplus for those designated as available-for-sale.

   All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the undiscounted estimated future cash flows. Prior to April 1, 2001 under GAAP, the Company accounted for the effects of changes in prepayment assumptions in the same manner. Effective April 1, 2001 for GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets, other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to fair value. If high credit quality securities are adjusted, the retrospective method is used.

   Investments in real estate are reported net of related obligations rather than on a gross basis. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

   Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan's effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

                        AUSA Life Insurance Company, Inc.

                  (Dollars in Thousands, Except per Share Data)




1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

   The initial valuation allowance and subsequent changes in the allowance for mortgage loans as a result of a temporary impairment are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

   Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan. That net deferral is reported as the "interest maintenance reserve" (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses would be reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

   The "asset valuation reserve" (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

   Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins.

   Nonadmitted Assets: Certain assets designated as "nonadmitted" are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheets.

                        AUSA Life Insurance Company, Inc.

                  (Dollars in Thousands, Except per Share Data)



1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

   Universal Life and Annuity Policies: Subsequent to January 1, 2001, revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits paid. Interest on these policies is reflected in other benefits. Prior to January 1, 2001, all revenues for universal life and annuity policies consist of the entire premium received and benefits incurred represent the total of surrender and death benefits paid and the change in policy reserves. Under GAAP, for universal life, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values. Under GAAP for all annuity policies without significant mortality risk, premiums received and benefits paid would be recorded directly to the reserve liability.

   Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

   Reinsurance: A liability for reinsurance balances has been provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

   Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

   Commissions allowed by reinsurers on business ceded are reported as income when received rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

                        AUSA Life Insurance Company, Inc.

                  (Dollars in Thousands, Except per Share Data)


1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

   Deferred Income Taxes: Effective October 1, 2002, deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross of deferred tax assets expected to be realized within one year of the balance sheet date or 10 percent of capital and surplus excluding any net deferred tax assets, EDP equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are non-admitted. Deferred taxes do not include amounts for state taxes. Under GAAP, state taxes are included in the computation of deferred taxes, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not expected to be realizable.

   Statements of Cash Flow: Cash, cash equivalents, and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year of less. Under GAAP, the corresponding caption of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

The effects of these variances have not been determined by the Company, but are presumed to be material.

For the year ended December 31, 2001, deferred taxes are not recognized by the State of New York. The Commissioner of Insurance has the right to permit other specific practices that deviate from prescribed practices.

A reconciliation of the Company's net loss for the year ended December 31, 2001 and capital and surplus at December 31, 2001 between NAIC SAP and practices prescribed or permitted by the Department of Insurance of the State of New York is shown below:



   Net loss as presented herein                  $     (41,721)
   State prescribed practices                               --
   State permitted practices                                --
                                                 -------------
   Net loss, NAIC SAP                            $     (41,721)
                                                 =============

                        AUSA Life Insurance Company, Inc.

                  (Dollars in Thousands, Except per Share Data)


1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)


   Statutory surplus as presented herein                    $   442,381
   State prescribed practices:
     Deferred taxes                                               6,081
   State permitted practices                                         --
                                                            -----------
   Statutory surplus, NAIC SAP                              $   448,462
                                                            ===========

INVESTMENTS

Investments in bonds (except those to which the Securities Valuation Office of the NAIC has ascribed a value), mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accrual of discounts. Amortization is computed using methods which result in a level yield over the expected life of the security. The Company reviews its prepayment assumptions on mortgage and other asset-backed securities at regular intervals and adjusts amortization rates retrospectively when such assumptions are changed due to experience and/or expected future patterns. Investments in preferred stocks in good standing are reported at cost. Investments in preferred stocks not in good standing are reported at the lower of cost or market. Common stocks are carried at market and the related unrealized capital gains or losses are reported in unassigned surplus. Real estate is reported at cost less allowances for depreciation. Depreciation is computed principally by the straight-line method. Policy loans are reported at unpaid principal. Other invested assets consist principally of investments in various joint ventures and are recorded at equity in underlying net assets. Other "admitted assets" are valued principally at cost.

Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The AVR is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses.

Under a formula prescribed by the NAIC, the Company defers, in the IMR, the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

                        AUSA Life Insurance Company, Inc.

                  (Dollars in Thousands, Except per Share Data)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. At December 31, 2002 and 2001, the Company excluded investment income due and accrued of $8,139 and $2,994 respectively, with respect to such practices.

The carrying values of all investments are reviewed on an ongoing basis for credit deterioration. If this review indicates a decline in market value that is other than temporary, the carrying value of the investment is reduced to its estimated realizable value, or fair value, and a specific writedown is taken. Such reductions in carrying value are recognized as realized losses on investments.

The Company uses interest rate swaps as part of its overall interest rate risk management strategy for certain life insurance and annuity products. The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

Deferred income for unrealized gains and losses on the securities valued at market at the time of the assumption reinsurance agreement (described in Note 6) are returned to MONY at the time of realization pursuant to the agreement.

PREMIUMS

Subsequent to January 1, 2001, revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and benefits incurred represent the total of surrender and death benefits paid and the change in policy reserves. These revenues are recognized when due. Premiums received and benefits paid for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits incurred. Prior to January 1, 2001, life, annuity, accident and health premiums were recognized as revenue when due.

The Company waives deduction of deferred fractional premiums upon death and refunds portions of premiums beyond the date of death. Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification.

                        AUSA Life Insurance Company, Inc.

                  (Dollars in Thousands, Except per Share Data)


1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

AGGREGATE POLICY RESERVES

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. On group annuity deposit funds not involving life contingencies, tabular interest has been determined by adjusting the interest credited to group annuity deposits. On other funds not involving life contingencies, tabular interest has been determined by formula.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, and 1980 Commissioners' Standard Ordinary Mortality Tables. The reserves are calculated using interest rates ranging from 2.50 to 6.50 percent and are computed principally on the Net Level Premium Valuation and the Commissioners' Reserve Valuation Method. Reserves for universal life policies are based on account balances adjusted for the Commissioners' Reserve Valuation Method.

Deferred annuity reserves are calculated according to the Commissioners' Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 3.50 to
8.25 percent and mortality rates, where appropriate, from a variety of tables.

Annuity reserves also include guaranteed investment contracts (GIC)s and funding agreements classified as life-type contracts as defined in Statement of Statutory Accounting Principles (SSAP) No. 50, Classifications and Definitions of Insurance or Managed Care Contracts In Force." These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with a cash settlement option, on a change in fund basis, according to the Commissioners' Annuity Reserve Valuation Method.

                        AUSA Life Insurance Company, Inc.

                  (Dollars in Thousands, Except per Share Data)


1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required midterminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

POLICY AND CONTRACT CLAIM RESERVES

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

LIABILITY FOR DEPOSIT-TYPE CONTRACTS

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include GICs, funding agreements, and other annuity contracts. Deposits and withdrawals received on these contracts are recorded as a direct increase or decrease to the liability balance, and are not reflected as premiums, benefits, or changes in reserves in the statement of operations.

SEPARATE ACCOUNTS

Assets held in trust for purchases of separate account contracts and the Company's corresponding obligation to the contract owners are shown separately in the balance sheets. Income and gains and losses with respect to these assets accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements.

Certain separate account assets and liabilities reported in the accompanying financial statements contain contractual guarantees. Guaranteed separate accounts represent funds invested by the Company for the benefit of individual contract holders who are guaranteed certain returns as specified in the contracts. Separate account asset performance different than guaranteed requirements is either transferred to or received from the general account and reported in the statements of operations. Guaranteed separate account assets and liabilities are reported at estimated fair value except for certain government and fixed-rate separate accounts, which are carried at amortized cost.

                        AUSA Life Insurance Company, Inc.

                  (Dollars in Thousands, Except per Share Data)


1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The assets and liabilities of the nonguaranteed separate accounts are carried at estimated fair value.

REINSURANCE

Coinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of inforce blocks of business are included in unassigned surplus and will be amortized into income over the estimated life of the policies. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively.

STOCK OPTION PLAN

AEGON N.V. sponsors a stock option plan that includes eligible employees of the Company. Pursuant to the plan, the option price at the date of grant is equal to the market value of the stock. Under statutory accounting principles, the Company does not record any expense related to this plan. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to unassigned surplus.

RECLASSIFICATIONS

Certain reclassifications have been made to the 2001 and 2000 financial statements to conform to the 2002 presentation.

2. ACCOUNTING CHANGES

The Company prepares its statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the State of New York. Effective January 1, 2001, the State of New York required that insurance companies domiciled in the State of New York prepare their statutory-basis financial statements in accordance with the NAIC Accounting Practices and Procedures Manual subject to any deviations prescribed or permitted by the State of New York insurance commissioner.

                        AUSA Life Insurance Company, Inc.

                  (Dollars in Thousands, Except per Share Data)


2. ACCOUNTING CHANGES (CONTINUED)

Accounting changes adopted to conform to the provisions of the NAIC Accounting Practices and Procedures Manual are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned surplus in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported a change in accounting principle, as an adjustment that decreased capital and surplus, of $1,365 as of January 1, 2001. This amount included the release of mortgage loan prepayment fees from IMR of $1,069 and the elimination of the cost of collection liability of $96 offset by the release of mortgage loan origination fees of $772 and bond writedowns of $1,758.

Effective October 1, 2002, as a result in a change in New York regulations, the Company adopted SSAP 10, Income Taxes. The effect of this accounting change resulted in an increase in capital and surplus of $24,860 and was accounted for as a cumulative effect of a change in accounting principles.

Effective January 1, 2003, the Company will adopt the provisions of SSAP No. 86, Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions. SSAP No. 86 supercedes SSAP No. 31, Derivative Instruments, and is effective for derivative transactions entered into or modified on or after January 1, 2003. SSAP No. 31 continues to apply to derivative transactions in place prior to January 1, 2003, however the Company can elect to apply SSAP No. 86 to these transactions as well. The Company has elected to adopt SSAP No. 86 for all existing and future derivative transactions. SSAP No. 86 adopts the general framework of Statement of Financial Accounting Standards (SFAS) No. 133, Accounting for Derivatives and Hedging Activities, which addresses the accounting for derivatives in accordance with accounting principles generally accepted in the United States. SSAP No. 86 differs from SFAS No. 133 in that it allows the derivative instrument to be carried consistent in a manner with the hedged item rather than at fair value. SSAP No. 86 also does not require the separate accounting for embedded derivatives as required by SFAS No. 133. The Company believes that the adoption of this statement will not have a material impact on the Company's results of operations in future periods.

                        AUSA Life Insurance Company, Inc.

                  (Dollars in Thousands, Except per Share Data)

3. CAPITAL STRUCTURE

During 2001, the Company exchanged 3,534 shares of its common stock with 44,175 shares of preferred stock. The par value of the preferred stock is $10 per share and is non-voting. The liquidation value is equal to par value plus the additional paid-in capital at the time of issuance. Holders of the preferred shares shall be entitled to a 6% non-cumulative dividend.

4. FAIR VALUES OF FINANCIAL INSTRUMENTS

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

   Cash and short-term investments: The carrying amounts reported in the statutory-basis balance sheet for these instruments approximate their fair values.

   Investment securities: Fair values for bonds (including redeemable preferred stocks) are based on quoted market prices, where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for common and preferred stocks are based on quoted market prices.

   Mortgage loans on real estate and policy loans: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans is assumed to equal its carrying amount.

   Interest rate swaps: Estimated fair values of interest rate swaps are based upon the pricing differential for similar swap agreements.

   Short-term notes receivable from affiliates: The fair values for short-term notes receivable from affiliates are assumed to equal their carrying value.

   Separate account assets: The fair values of separate account assets are based on quoted market prices.

                        AUSA Life Insurance Company, Inc.

                  (Dollars in Thousands, Except per Share Data)


4. FAIR VALUES OF FINANCIAL INSTRUMENTS (CONTINUED)

   Investment contracts: Fair values for the Company's liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

   Separate account annuity liabilities: Separate account annuity liabilities approximate the market value of the separate account assets less a provision for the present value of future profits related to the underlying contracts.

Fair values for the Company's insurance contracts other than investment contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The following sets forth a comparison of the fair values and carrying amounts of the Company's financial instruments:


                                                          DECEMBER 31
                                                 2002                       2001
                                        ------------------------    -------------------------
                                         CARRYING                    CARRYING
                                          AMOUNT      FAIR VALUE      AMOUNT      FAIR VALUE
                                        ----------    ----------    ----------    ----------

ADMITTED ASSETS
Cash and short-term investments         $  325,133    $  325,133    $  148,906    $  148,906
Bonds                                    4,748,005     4,930,286     4,403,548     4,471,576
Preferred stocks                             4,306         4,434         4,207         4,146
Common stocks                               32,407        32,407       177,659       177,659
Mortgage loans on real estate              448,966       509,914       439,685       467,958
Policy loans                                17,457        17,457        13,440        13,440
Interest rate swap                              10         9,383            34        10,633
Short-term notes receivable from            81,300        81,300        71,300        71,300
  affiliates
Separate account assets                  6,156,589     6,182,216     6,507,715     6,516,581

LIABILITIES
Investment contract liabilities          4,479,042     4,379,563     4,167,351     4,146,920
Separate account annuity liabilities     5,979,646     5,980,260     6,372,829     6,363,288


                        AUSA Life Insurance Company, Inc.

                  (Dollars in Thousands, Except per Share Data)


5. INVESTMENTS

The carrying amounts and estimated fair values of investments in bonds and preferred stocks were as follows:


                                                           GROSS          GROSS
                                            CARRYING     UNREALIZED    UNREALIZED    ESTIMATED
                                             AMOUNT        GAINS         LOSSES      FAIR VALUE
                                           ----------    ----------    ----------    ----------
DECEMBER 31, 2002
Bonds:
  United States Government and agencies    $  321,050    $    6,921    $      357    $  327,614
  State, municipal and other government       128,192         9,441            94       137,539
  Public utilities                            379,647        18,874        16,108       382,413
  Industrial and miscellaneous              2,877,046       179,240        25,011     3,031,275
  Mortgage-backed and asset-backed
    securities                              1,042,070        41,751        32,376     1,051,445
                                           ----------    ----------    ----------    ----------
                                            4,748,005       256,227        73,946     4,930,286
Preferred stocks                                4,306           128            --         4,434
                                           ----------    ----------    ----------    ----------
                                           $4,752,311    $  256,355    $   73,946    $4,934,720
                                           ==========    ==========    ==========    ==========

DECEMBER 31, 2001
Bonds:
  United States Government and agencies    $   99,676    $    2,593    $      389    $  101,880
  State, municipal and other government       132,683         4,504           377       136,810
  Public utilities                            376,928        10,765         3,403       384,290
  Industrial and miscellaneous              2,671,045        88,595        46,039     2,713,601
  Mortgage-backed and asset-backed
    securities                              1,123,216        24,414        12,635     1,134,995
                                           ----------    ----------    ----------    ----------
                                            4,403,548       130,871        62,843     4,471,576
Preferred stocks                                4,207             8            69         4,146
                                           ----------    ----------    ----------    ----------
                                           $4,407,755    $  130,879    $   62,912    $4,475,722
                                           ==========    ==========    ==========    ==========

                        AUSA Life Insurance Company, Inc.

                  (Dollars in Thousands, Except per Share Data)



5. INVESTMENTS (CONTINUED)

The carrying amounts and estimated fair values of bonds at December 31, 2002, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                                                                   CARRYING        ESTIMATED FAIR
                                                                    AMOUNT              VALUE
                                                                ---------------    ---------------

Due in one year or less                                         $       312,666    $       317,042
Due after one year through five years                                 2,259,112          2,373,598
Due after five years through ten years                                  861,614            902,487
Due after ten years                                                     272,543            285,714
                                                                ---------------    ---------------
                                                                      3,705,935          3,878,841
Mortgage-backed and asset-backed securities                           1,042,070          1,051,445
                                                                ---------------    ---------------
                                                                $     4,748,005    $     4,930,286
                                                                ===============    ===============


A detail of net investment income is presented below:


                                                         YEAR ENDED DECEMBER 31
                                                 2002               2001               2000
                                            ---------------    ---------------    ---------------

Interest on bonds and notes                 $       296,340    $       308,043    $       291,370
Mortgage loans on real estate                        37,650             35,193             35,501
Real estate                                             236                194                709
Dividends on common and preferred stocks
                                                        991                823                 --
Interest on policy loans                              1,197                746                189
Derivative instruments                               10,846              4,864                550
Other investment income                               2,286              7,640             11,268
                                            ---------------    ---------------    ---------------
Gross investment income                             349,546            357,503            339,587

Less investment expenses                              9,914              8,800              8,869
                                            ---------------    ---------------    ---------------
Net investment income                       $       339,632    $       348,703    $       330,718
                                            ===============    ===============    ===============

                        AUSA Life Insurance Company, Inc.

                  (Dollars in Thousands, Except per Share Data)


5. INVESTMENTS (CONTINUED)

Proceeds from sales and maturities of bonds and related gross realized gains and losses were as follows:



                                                             YEAR ENDED DECEMBER 31
                                                  2002                2001              2000
                                            ---------------     ---------------     ---------------

Proceeds                                    $     4,662,244     $     2,865,488     $     1,602,375
                                            ===============     ===============     ===============

Gross realized gains                        $        46,052     $        25,118     $         6,526
Gross realized losses                               (86,247)            (58,306)            (28,546)
                                            ---------------     ---------------     ---------------
Net realized losses                         $       (40,195)    $       (33,188)    $       (22,020)
                                            ===============     ===============     ===============

Gross realized losses include $53,920 and $40,103 related to losses recognized on other than temporary declines in market values of bonds for the years ended December 31, 2002 and 2001, respectively.

At December 31, 2002, investments with an aggregate carrying amount of $4,331 were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

Realized investment gains (losses) and changes in unrealized gains (losses) for investments are summarized below:



                                                                              REALIZED
                                                      -------------------------------------------------------
                                                                       YEAR ENDED DECEMBER 31
                                                           2002                2001                2000
                                                      ---------------     ---------------     ---------------

Bonds                                                 $       (40,195)    $       (33,188)    $       (22,020)
Common stocks                                                 (35,184)            (34,553)                 --
Preferred stocks                                                   --                (207)                 --
Cash short-term investments                                        (2)                 (2)                 --
Mortgage loans on real estate                                  (3,470)             (1,489)                209
Real estate                                                      (358)                 (2)              1,690
Derivative instruments                                         (1,919)                 --                  --
Other invested assets                                          (1,807)               (726)                (81)
                                                      ---------------     ---------------     ---------------
                                                              (82,935)            (70,167)            (20,202)

Federal income tax effect                                       4,050               6,793               5,313
Transfer (to) from interest maintenance reserve                (5,250)            (11,078)             15,912
                                                      ---------------     ---------------     ---------------
Net realized capital gains (losses) on investments
                                                      $       (84,135)    $       (74,452)    $         1,023
                                                      ===============     ===============     ===============

                        AUSA Life Insurance Company, Inc.

                  (Dollars in Thousands, Except per Share Data)


5. INVESTMENTS (CONTINUED)


                                                                CHANGES IN UNREALIZED
                                                      ----------------------------------------
                                                              YEAR ENDED DECEMBER 31
                                                         2002           2001           2000
                                                      ----------     ----------     ----------

Bonds                                                 $  (10,428)    $     (418)    $   (1,302)
Preferred stocks                                            (324)            --             --
Common stocks                                             (2,092)         3,458            773
Mortgage loans on real estate                             (2,557)          (288)           (11)
Other invested assets                                     (1,797)          (302)            --
                                                      ----------     ----------     ----------
Change in net unrealized capital gains/losses
                                                      $  (17,198)    $    2,450     $     (540)
                                                      ==========     ==========     ==========


Gross unrealized gains (losses) in common stocks were as follows:


                                                                       DECEMBER 31
                                                                   2002           2001
                                                                ----------     ----------

Unrealized gains                                                $    3,945     $   12,812
Unrealized losses                                                   (1,818)        (8,593)
                                                                ----------     ----------
Net unrealized gains                                            $    2,127     $    4,219
                                                                ==========     ==========

During 2002, the Company issued mortgage loans with interest rates ranging from 3.8% to 9.0%. The maximum percentage of any one loan to the value of the underlying real estate at origination was 78%. The Company requires all mortgage loans to carry fire insurance equal to the value of the underlying property. As of December 31, 2002, the Company had no mortgage loans with interest more than 180 days overdue.

During 2002, 2001, and 2000, there were no mortgage loans that were foreclosed and transferred to real estate. At December 31, 2002 and 2001, the Company held a mortgage loan loss reserve in the AVR of $20,232 and $31,221, respectively. The mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

                        AUSA Life Insurance Company, Inc.

                  (Dollars in Thousands, Except per Share Data)


5. INVESTMENTS (CONTINUED)


                  GEOGRAPHIC DISTRIBUTION                              PROPERTY TYPE DISTRIBUTION
   --------------------------------------------------- ----------------------------------------------------
                                     DECEMBER 31                                          DECEMBER 31
                                   2002       2001                                      2002      2001
                                ----------------------                               ----------------------

   South Atlantic                   25%        31%     Office                            32%       35%
   E. North Central                 17         16      Retail                            26        22
   Pacific                          15         13      Industrial                        23        22
   Mid-Atlantic                     13         11      Medical                            7         7
   Mountain                         15         10      Agricultural                       8         7
   W. South Central                  7         10      Apartment                          3         4
   New England                       2          4      Other                              1         3
   W. North Central                  3          3
   E. South Central                  3          2

The Company utilizes interest rate swap agreements as part of its efforts to hedge and manage fluctuations in the market value of its investment portfolio attributable to changes in general interest rate levels and to manage duration mismatch of assets and liabilities. The contract or notional amounts of those instruments reflect the extent of involvement in the various types of financial instruments.

The Company's exposure to credit risk is the risk of loss from a counterparty failing to perform according to the terms of the contract. That exposure includes settlement risk (i.e., the risk that the counterparty defaults after the Company has delivered funds or securities under terms of the contract) that would result in an accounting loss and replacement cost risk (i.e., the cost to replace the contract at current market rates should the counterparty default prior to settlement date). Credit loss exposure resulting from nonperformance by a counterparty for commitments to extend credit is represented by the contractual amounts of the instruments.

                        AUSA Life Insurance Company, Inc.

                  (Dollars in Thousands, Except per Share Data)


5. INVESTMENTS (CONTINUED)

At December 31, 2002 and 2001, the Company's outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:


                                          NOTIONAL AMOUNT
                                    ----------------------------
                                            DECEMBER 31
                                        2002            2001
                                    ------------    ------------

Derivative securities:
  Interest rate swaps:
    Receive fixed - pay floating    $    276,400    $    224,700
    Receive floating- pay fixed           47,916          61,090

6. REINSURANCE

The Company reinsures portions of risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

Premiums earned reflect the following reinsurance assumed and ceded amounts for the year ended December 31:


                                                        YEAR ENDED DECEMBER 31
                                               2002            2001            2002
                                            -----------     -----------     -----------

Direct premiums                             $ 1,609,421     $ 1,544,041     $ 1,601,477
Reinsurance assumed                             562,771         467,764           4,504
Reinsurance ceded                              (361,535)       (352,240)         (2,388)
                                            -----------     -----------     -----------
Net premiums earned                         $ 1,810,657     $ 1,659,565     $ 1,603,593
                                            ===========     ===========     ===========

The Company received reinsurance recoveries in the amounts of $202,939, $39,901, and $2,900 during 2002, 2001, and 2000, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2002 and 2001 of $452,858 and $467,111, respectively.

                        AUSA Life Insurance Company, Inc.

                  (Dollars in Thousands, Except per Share Data)


6. REINSURANCE (CONTINUED)

On December 31, 1993, the Company and Mutual of New York (MONY) entered into an assumption reinsurance agreement whereby all of the general account liabilities were novated to the Company from MONY as state approvals were received. In accordance with the agreement, MONY received payments relating to the performance of the assets and liabilities that existed at the date of closing for a period of nine years. These payments have been reduced for certain administrative expenses as defined in the agreement. The Company has recognized operating gains and losses on new deposits into existing accounts received after December 31, 1993, and on all new accounts established after that date. On December 31, 2002, the Company purchased from MONY the remaining transferred business inforce for $71,886, which was charged to expense. At December 31, 2002 and 2001, the Company also owed MONY $18,787 and $25,899, respectively, which represents the amount earned by MONY under the gain sharing calculation and certain fees for investment management services for the respective years. In connection with the transaction, MONY purchased $150,000 and $50,000 in Series A and Series B notes, respectively, of AEGON. During 2002, the Series B note was repaid to MONY.

AEGON provides general and administrative services for the transferred business under a related agreement with MONY. The agreement specifies prescribed rates for expenses to administer the business up to certain levels. In addition, AEGON also provides investment management services on the assets underlying the new business written by the Company while MONY continues to provide investment management services for assets supporting the remaining policy liabilities which were transferred at December 31, 1993.

During 2002, the Company entered into a reinsurance transaction with Transamerica International Re (Bermuda) Ltd., an affiliate of the Company. Under the terms of this transaction, the Company ceded certain traditional life insurance contracts. The net of tax impact from the cession of inforce business was $9,953, which was credited directly to unassigned surplus.

During 2002, the Company recaptured a reinsurance agreement from a non-affiliated company. As a result of this recapture, the Company recorded consideration on reinsurance recaptured and change in reserves of $77,057. The Company paid $6,000 to the former reinsurer and received approximately $83,000 of cash and invested assets that support the policyholder liabilities.

                        AUSA Life Insurance Company, Inc.

                  (Dollars in Thousands, Except per Share Data)


6. REINSURANCE (CONTINUED)

During 2001, the Company assumed certain traditional life insurance contracts from Transamerica Occidental Life Insurance Company, an affiliate. The Company recorded goodwill of $14,280 related to this transaction. The related amortization for 2002 was $1,385. The remaining goodwill balance has been non-admitted at December 31, 2002.

During 2001, the Company entered into an indemnity reinsurance agreement on an inforce block of business with an unaffiliated company. The net of tax impact of $6,500 related to this transaction has been recorded directly to unassigned surplus.


7. INCOME TAXES

The components of the net deferred income tax asset are comprised of the following:


                                                      DECEMBER 31,     OCTOBER 1,
                                                          2002           2002
                                                      ------------    ------------

Deferred tax components:
  Gross deferred income tax assets                    $    106,060    $    100,593
  Gross deferred income tax liabilities                     12,328          12,959
  Deferred income tax assets nonadmitted                    53,879          62,774
                                                      ------------    ------------
Net deferred income tax asset                         $     39,853    $     24,860
                                                      ============    ============

                        AUSA Life Insurance Company, Inc.

                  (Dollars in Thousands, Except per Share Data)


7. INCOME TAXES (CONTINUED)

The components of deferred taxes, as well as the net change for the period from October 1, 2002 to December 31, 2002, are as follows:


                                            DECEMBER 31,    OCTOBER 1,
                                                2002            2002           NET CHANGE
                                            ------------    ------------     ------------

Deferred income tax assets:
  Nonadmitted assets                        $      6,070    $      5,118     $        952
  Loss carryforwards                              10,789           6,770            4,019
  Deferred acquisition costs                      16,570          16,667              (97)
  Reserves                                        13,289          11,506            1,783
  Tax ceding commissions                          25,219          25,572             (353)
  Unrealized capital losses                       32,183          37,688           (5,505)
  Other                                            1,940          (2,728)           4,668
                                            ------------    ------------     ------------
Total deferred income tax assets            $    106,060    $    100,593     $      5,467
                                            ============    ============     ============

Deferred income tax assets - nonadmitted    $     53,879    $     62,774     $     (8,895)
                                            ============    ============     ============


Deferred income tax liabilities:
  Section 807(f) adjustments                $        538    $        561     $        (23)
  MONY adjustments                                 2,925           1,273            1,652
  Reinsurance transactions                         4,014           4,139             (125)
  Unrealized capital gains                         4,652           6,852           (2,200)
  Other                                              199             134               65
                                            ------------    ------------     ------------
Total deferred income tax liabilities       $     12,328    $     12,959     $       (631)
                                            ============    ============     ============

For federal income tax purposes, the Company joins in a consolidated income tax return filing with certain affiliated companies. Under the terms of a tax-sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined on the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies' alternative minimum taxable income.

                        AUSA Life Insurance Company, Inc.

                  (Dollars in Thousands, Except per Share Data)


7. INCOME TAXES (CONTINUED)

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to gain (loss) from operations before federal income tax expense and net realized capital gains/losses on investments for the following reasons:


                                                                 YEAR ENDED DECEMBER 31
                                                          2002             2001              2000
                                                      ------------     ------------     ------------
Income tax expense computed at the federal            $     (3,165)    $     25,642     $     29,496
  statutory rate (35%)
ss.197 intangibles                                          24,704               --               --
Amortization of IMR                                         (1,335)              --               --
Deferred acquisition costs - tax basis                      (1,617)             758              554
Dividends received deduction                                (2,637)          (4,579)          (3,294)
Investment income items                                         (8)          (3,020)          (2,688)
Prior year under (over) accrual                             (7,000)           3,456           (1,707)
Reinsurance transactions                                     3,235            2,275               --
Tax reserve valuation                                        1,345           16,281             (189)
All other adjustments                                       (2,036)            (281)          (1,459)
                                                      ------------     ------------     ------------
Federal income tax expense                            $     11,486     $     40,532     $     20,713
                                                      ============     ============     ============

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to net realized capital gains (losses) on investments due to the agreement between MONY and the Company, as discussed in
Note 5 to the financial statements. In accordance with this agreement, these gains and losses are included in the net payments MONY will receive relating to the performance of the assets that existed at the date of closing. Accordingly, income taxes relating to gains and losses on such assets are not provided on the income tax return filed by the Company.

Capital loss carryforwards of $30,826 originated during 2002 and will expire in 2007 if unused.

Prior to 1984, as provided for under the Life Insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the policyholders' surplus account. No federal income taxes have been provided for in the financial statements on income deferred in the policyholders' surplus account ($2,427 at December 31, 2002).

                        AUSA Life Insurance Company, Inc.

                  (Dollars in Thousands, Except per Share Data)


7. INCOME TAXES (CONTINUED)

To the extent dividends are paid from the amount accumulated in the policyholders' surplus account, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the policyholders' surplus account become taxable, the tax thereon computed at current rates would amount to approximately $849.

The Company's federal income tax returns have been examined by the Internal Revenue Service and the statute is closed through 1995. The examination fieldwork for 1996 through 1997 has been completed and a protest of findings has been filed with the Appeals Office of the Internal Revenue Service. An examination of 1998 through 2000 is currently in process.

8. POLICY AND CONTRACT ATTRIBUTES

A portion of the Company's policy reserves and other policyholders' funds relate to liabilities established on a variety of the Company's annuity and deposit fund products. There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, are summarized as follows:


                                                                             DECEMBER 31
                                                                 2002                           2001
                                                      ---------------------------     ---------------------------
                                                                      PERCENT OF                      PERCENT OF
                                                        AMOUNT          TOTAL           AMOUNT          TOTAL
                                                      -----------     -----------     -----------     -----------
Subject to discretionary withdrawal with              $ 1,470,289              14%    $ 1,189,014              11%
  market value adjustment
Subject to discretionary withdrawal at book
  value less surrender charge                           1,123,650              11       1,053,472              10
Subject to discretionary withdrawal at market
  value                                                 3,031,140              29       3,868,695              37
Subject to discretionary withdrawal at book
  value (minimal or no charges or adjustments)          2,240,595              21       2,171,750              20
Not subject to discretionary withdrawal                 2,599,270              25       2,338,240              22
                                                      -----------     -----------     -----------     -----------
                                                       10,464,944             100%     10,621,171             100%
                                                                      ===========                     ===========
Less reinsurance ceded                                         --                          77,057
                                                      -----------                     -----------
Total policy reserves on annuities and
  deposit fund liabilities                            $10,464,944                     $10,544,114
                                                      ===========                     ===========

                        AUSA Life Insurance Company, Inc.

                  (Dollars in Thousands, Except per Share Data)

8. POLICY AND CONTRACT ATTRIBUTES (CONTINUED)

Separate account assets held by the Company represent contracts where the benefit is determined by the performance of the investments held in the separate account. Information regarding the separate accounts of the Company as of and for the years ended December 31, 2002, 2001 and 2000 is as follows:



                                                       GUARANTEED        NON-GUARANTEED
                                                        SEPARATE           SEPARATE
                                                         ACCOUNT            ACCOUNT               TOTAL
                                                      ---------------    ---------------    ---------------

Premiums, deposits and other considerations for
  the year ended December 31, 2002                    $       405,730    $       768,125    $     1,173,855
                                                      ===============    ===============    ===============

Reserves at December 31, 2002 for separate
  accounts with assets at:
  Fair value                                          $     2,251,332    $     2,888,948    $     5,140,280
  Amortized cost                                              847,122                 --            847,122
                                                      ---------------    ---------------    ---------------
Total                                                 $     3,098,454    $     2,888,948    $     5,987,402
                                                      ===============    ===============    ===============

Premiums, deposits and other considerations for
  the year ended December 31, 2001                    $       142,549    $       912,082    $     1,054,631
                                                      ===============    ===============    ===============

Reserves at December 31, 2001 for separate
  accounts with assets at:
  Fair value                                          $     2,075,015    $     3,698,038    $     5,773,053
  Amortized cost                                              603,563                 --            603,563
                                                      ---------------    ---------------    ---------------
Total                                                 $     2,678,578    $     3,698,038    $     6,376,616
                                                      ===============    ===============    ===============

Premiums, deposits and other considerations for
  the year ended December 31, 2000                    $       107,736    $       946,851    $     1,054,587
                                                      ===============    ===============    ===============

Reserves at December 31, 2000 for separate
  accounts with assets at:
  Fair value                                          $     2,128,266    $     4,123,157    $     6,251,423
  Amortized cost                                              561,167                 --            561,167
                                                      ---------------    ---------------    ---------------
Total                                                 $     2,689,433    $     4,123,157    $     6,812,590
                                                      ===============    ===============    ===============

                        AUSA Life Insurance Company, Inc.

                  (Dollars in Thousands, Except per Share Data)


8. POLICY AND CONTRACT ATTRIBUTES (CONTINUED)

There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of separate account liabilities on these products, by withdrawal characteristics, is summarized as follows:


                                                                           NON-
                                                         GUARANTEED     GUARANTEED
                                                          SEPARATE        SEPARATE
                                                           ACCOUNT        ACCOUNT           TOTAL
                                                         -----------     -----------     -----------

DECEMBER 31, 2002
Subject to discretionary withdrawal with market value    $   639,806     $        --     $   639,806
  adjustment
Subject to discretionary withdrawal at book value            207,316              --         207,316
  less surrender charge
Subject to discretionary withdrawal at market value          149,949       2,888,948       3,038,897
Not subject to discretionary withdrawal                    2,101,383              --       2,101,383
                                                         -----------     -----------     -----------
                                                         $ 3,098,454     $ 2,888,948     $ 5,987,402
                                                         ===========     ===========     ===========

DECEMBER 31, 2001
Subject to discretionary withdrawal with market value    $   394,054     $        --     $   394,054
  adjustment
Subject to discretionary withdrawal at book value            209,509              --         209,509
  less surrender charge
Subject to discretionary withdrawal at market value          176,291       3,698,038       3,874,329
Not subject to discretionary withdrawal                    1,898,724              --       1,898,724
                                                         -----------     -----------     -----------
                                                         $ 2,678,578     $ 3,698,038     $ 6,376,616
                                                         ===========     ===========     ===========


A reconciliation of the amounts transferred to and from the separate accounts is presented below:


                                                                  YEAR ENDED DECEMBER 31
                                                             2002            2001            2000
                                                         -----------     -----------     -----------

Transfers as reported in the summary of operations of
  the separate accounts annual statement:
    Transfers to separate accounts                       $ 1,174,470     $ 1,054,653     $ 1,046,503
    Transfers from separate accounts                      (1,217,308)     (1,042,802)       (978,630)
                                                         -----------     -----------     -----------
Net transfers to (from) separate accounts                    (42,838)         11,851          67,873

Other adjustments                                              2,068          (2,302)          1,853
                                                         -----------     -----------     -----------
Net transfers as set forth herein                        $   (40,770)    $     9,549     $    69,726
                                                         ===========     ===========     ===========

                        AUSA Life Insurance Company, Inc.

                  (Dollars in Thousands, Except per Share Data)



8. POLICY AND CONTRACT ATTRIBUTES (CONTINUED)

At December 31, 2002, the Company had separate account annuities with guaranteed living benefits as follows:


                                                           SUBJECTED      AMOUNT OF       REINSURANCE
          BENEFIT AND TYPE OF RISK                       ACCOUNT VALUE   RESERVE HELD     RESERVE CREDIT
          ------------------------                       -------------   ------------     --------------

      Guaranteed minimum income benefit                    $2,015,651       $412,921          $   --

During 2002, the Company reclassified some of its fixed deferred annuities from "without future interest guarantees" to "with future interest guarantees" for the purpose of determining the appropriate valuation interest rates. This caused an increase in reserves of $721, which was charged directly to capital and surplus.

Reserves on the Company's traditional life products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy's paid-through date to the policy's next anniversary date. At December 31, 2002 and 2001, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loading, are as follows:


                                                  GROSS           LOADING           NET
                                              ------------     ------------    ------------

DECEMBER 31, 2002
Life and annuity:
  Ordinary direct first year business         $     13,766     $        623    $     13,143
  Ordinary direct renewal business                  78,661            1,048          77,613
  Group life direct business                           661              250             411
  Credit life                                           83               --              83
  Reinsurance ceded                                (21,900)              --         (21,900)
                                              ------------     ------------    ------------
                                                    71,271            1,921          69,350
Accident and health:
  Direct                                            24,927               --          24,927
  Reinsurance ceded                                (27,631)              --         (27,631)
                                              ------------     ------------    ------------
Total accident and health                           (2,704)              --          (2,704)
                                              ------------     ------------    ------------
                                              $     68,567     $      1,921    $     66,646
                                              ============     ============    ============

                        AUSA Life Insurance Company, Inc.

                  (Dollars in Thousands, Except per Share Data)


8. POLICY AND CONTRACT ATTRIBUTES (CONTINUED)


DECEMBER 31, 2001

Life and annuity:
  Ordinary direct first year business         $      7,909     $        608    $      7,301
  Ordinary direct renewal business                  60,208            1,036          59,172
  Group life direct business                           769              297             472
  Credit life                                          104               --             104
  Reinsurance ceded                                 (8,342)              --          (8,342)
                                              ------------     ------------    ------------
Total life and annuity                              60,648            1,941          58,707
Accident and health:
  Direct                                            29,461               --          29,461
  Reinsurance ceded                                (36,191)              --         (36,191)
                                              ------------     ------------    ------------
Total accident and health                           (6,730)              --          (6,730)
                                              ------------     ------------    ------------
                                              $     53,918     $      1,941    $     51,977
                                              ============     ============    ============

At December 31, 2002 and 2001, the Company had insurance in force aggregating $58,337,209 and $20,743,481, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Department of Insurance of the State of New York. The Company established policy reserves of $57,482 and $16,692 to cover these deficiencies at December 31, 2002 and 2001, respectively.

9. CAPITAL AND SURPLUS

Life/health insurance companies are subject to certain Risk-Based Capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 31, 2002, the Company meets the RBC requirements.

The Company is subject to certain limitations relative to statutory surplus, imposed by the State of New York, on the payment of dividends to its parent company. Subject to availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2003, without the prior approval of insurance regulatory authorities is $51,879. This amount may be impacted by the pending merger described in Note 15.

                        AUSA Life Insurance Company, Inc.

                  (Dollars in Thousands, Except per Share Data)

10. SECURITIES LENDING

The Company may lend securities to approved brokers and other parties to earn additional income. The Company receives collateral against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of loaned securities is determined at the close of business and any additional required collateral is delivered to the Company on the next business day. Although risk is mitigated by collateral, the account could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. At December 31, 2002 and 2001, the value of securities loaned amounted to $190,479 and $181,782, respectively.

11. RETIREMENT AND COMPENSATION PLANS

The Company's employees participate in a qualified benefit pension plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on the SFAS No. 87 expense as a percent of salaries. The benefits are based on years of service and the employee's compensation during the highest five consecutive years of employment. The Company's allocation of pension expense for each of the years ended December 31, 2002, 2001, and 2000 was negligible. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974.

The Company's employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to fifteen percent of their salary to the plan. The Company will match an amount up to three percent of the participant's salary.

Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974. The Company was allocated $8 of expense for the year ended December 31, 2000. No amounts were allocated for the years ended December 31, 2002, and 2001.

                        AUSA Life Insurance Company, Inc.

                  (Dollars in Thousands, Except per Share Data)


11. RETIREMENT AND COMPENSATION PLANS (CONTINUED)

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans calculated on the pay-as-you-go basis are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company's allocation of postretirement expenses was negligible for each of the years ended December 31, 2002, 2001, and 2000.

12. RELATED PARTY TRANSACTIONS

In accordance with an agreement between AEGON and the Company, AEGON will ensure the maintenance of certain minimum tangible net worth, operating leverage and liquidity levels of the Company, as defined in the agreement, through the contribution of additional capital by the Company's parent as needed.

The Company shares certain officers, employees and general expenses with affiliated companies.

The Company receives data processing, investment advisory and management, marketing and administration services from certain affiliates. During 2002, 2001, and 2000, the Company paid $7,768, $6,725, and $6,095, respectively, for these services, which approximates their costs to the affiliates.

Payable to affiliates and intercompany borrowings bear interest at the thirty-day commercial paper rate. During 2002, 2001, and 2000, the Company paid net interest of $265, $335, and $510, respectively, to affiliates.

During 2002, the Company received capital contributions of $130,000 in cash from its parent.

At December 31, 2002 and 2001, the Company has net short-term notes receivables from an affiliate of $81,300 and $71,300, respectively.

                        AUSA Life Insurance Company, Inc.

                  (Dollars in Thousands, Except per Share Data)


13. COMMITMENTS AND CONTINGENCIES

The Company has issued Trust (synthetic) GIC contracts to plan sponsors totaling $765,197 and $546,598 at December 31, 2002 and 2001, respectively, pursuant to terms under which the plan sponsor retains ownership of the assets related to these contracts. The Company guarantees benefit responsiveness in the event that plan benefit requests and other contractual commitments exceed plan cash flows. The plan sponsor agrees to reimburse the Company for such benefit payments with interest, either at a fixed or floating rate, from future plan and asset cash flows. In return for this guarantee, the Company receives a premium which varies based on such elements as benefit responsive exposure and contract size. The Company underwrites the plans for the possibility of having to make benefit payments and also must agree to the investment guidelines to ensure appropriate credit quality and cash flow matching. Funding requirements to date have been minimal and management does not anticipate any future material funding requirements that would have a material effect on reported financial results. The assets relating to such contracts are not recognized in the Company's statutory-basis financial statements. A contract reserve has been established for the possibility of unexpected benefit payments at below market interest rates.

The Company may pledge assets as collateral for transactions involving funding agreements and reverse repurchase agreements. At December 31, 2002, the Company has pledged invested assets with a carrying value and market value of $6,933 and $6,933, respectively, in conjunction with these transactions.

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages, in addition to contract liability, it is management's opinion that damages arising from such demands will not be material to the Company's financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. In accordance with the purchase agreement, assessments related to periods prior to the purchase of the Company will be paid by Dreyfus and assessments attributable to business reinsured from MONY for premiums received prior to the date of the transaction will be paid by MONY (see
Note 1). The Company will be responsible for assessments, if any, attributable to premium income after the date of purchase. Assessments are charged

                        AUSA Life Insurance Company, Inc.

                  (Dollars in Thousands, Except per Share Data)


13. COMMITMENTS AND CONTINGENCIES (CONTINUED)

to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company's balance sheet. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. The guaranty fund expense (credit) was $(792), $(415), and $48 for the years ended December 31, 2002, 2001, and 2000, respectively.

14. MANAGING GENERAL AGENTS

For the years ended December 31, 2002, 2001 and 2000, the Company had $28,825, $32,773 and $44,100 respectively, of direct premiums written by managing general agents.

15. PENDING MERGER

During 2002, the Company's Board of Directors approved the terms and form of a merger with Transamerica Life Insurance Company of New York ("TONY"), an affiliate. The Board of Directors of TONY has also approved this merger. The merger is currently pending regulatory approval, and is expected to occur on or around April 1, 2003. The Company will be the surviving corporation and it is expected that the name of the Company will be changed to Transamerica Financial Life Insurance Company.

The pro forma financial statements in this footnote give retroactive effect as if the merger had occurred on January 1, 2000 in conformity with SSAP No. 68. There were no significant elimination entries necessary for the preparation of these pro forma statements. Upon final regulatory approval, this merger will be accounted for as a statutory merger, which is similar to the pooling of interest method of accounting. Accordingly, the historical book values will be carried over from TONY to the Company. The accompanying financial information is not necessarily indicative of the results that would have been recorded had the merger actually occurred on January 1, 2000, nor is it necessarily indicative of future results.

                        AUSA Life Insurance Company, Inc.

                  (Dollars in Thousands, Except per Share Data)


15. PENDING MERGER (CONTINUED)


                                                                               PROFORMA BALANCE SHEETS
                                                                                      DECEMBER 31
                                                                                 2002             2001
                                                                            -------------    -------------

ADMITTED ASSETS
Cash and invested assets:
   Bonds                                                                    $   6,186,513    $   5,522,944
   Stocks:
     Preferred                                                                      4,306            4,207
     Common, at market (cost: $30,280 in 2002 and $173,440 in 2001)                32,407          177,659
   Mortgage loans on real estate                                                  448,966          439,685
   Real estate                                                                        239            1,009
   Policy loans                                                                    39,909           33,497
   Net short-term notes receivable from affiliates                                 81,300           71,300
   Cash and short-term investments                                                359,807          202,991
   Other invested assets                                                           28,641           19,504
                                                                            -------------    -------------
Total cash and invested assets                                                  7,182,088        6,472,796

Receivable from parent, subsidiaries and affiliates                                    --           29,372
Premiums deferred and uncollected                                                  68,515           53,394
Accrued investment income                                                          93,755           88,323
Federal and foreign income tax recoverable                                          4,040               --
Net deferred income tax asset                                                      39,853               --
Goodwill                                                                               --           12,852
Reinsurance receivable                                                             21,168           39,293
Other admitted assets                                                              18,937           18,440
Separate account assets                                                         6,534,797        7,030,795




                                                                            -------------    -------------
Total admitted assets                                                       $  13,963,153    $  13,745,265
                                                                            =============    =============

                        AUSA Life Insurance Company, Inc.

                 Notes to Financial Statements - Statutory Basis
                (Dollars in Thousands, Except per Share Amounts)


15. PENDING MERGER (CONTINUED)


                                                                            PROFORMA BALANCE SHEETS
                                                                                  DECEMBER 31
                                                                             2002            2001
                                                                        ------------     ------------

LIABILITIES AND CAPITAL AND SURPLUS
Liabilities:
   Aggregate reserves for policies and contracts:
     Life                                                               $    621,060     $    554,685
     Annuity                                                               5,481,865        4,908,220
     Accident and health                                                      23,382           21,584
   Policy and contract claim reserves                                         33,223           87,280
   Liability for deposit type contracts                                      219,049          207,905
   Other policyholders' funds                                                    977              767
   Transfers to separate accounts due or accrued                             (19,162)         (25,798)
   Remittances and items not allocated                                        74,877          166,393
   Asset valuation reserve                                                    24,498           52,814
   Interest maintenance reserve                                               21,548           20,112
   Funds held under coinsurance and other reinsurance treaties               141,144          162,211
   Reinsurance in unauthorized companies                                       7,144           14,155
   Commissions and expense allowances payable on reinsurance assumed          18,410           14,372
   Payable for securities                                                     13,526            9,945
   Payable to affiliates                                                      39,719               --
   Consideration to MONY pursuant to acquisition agreement                    71,886               --
   Payable under assumption reinsurance agreement                             18,787           25,899
   Provision for experience rating refunds                                       243          (11,156)
   Other liabilities                                                          31,940           22,278
   Federal income taxes payable                                                   --           16,452
   Separate account liabilities                                            6,525,597        7,019,660
                                                                        ------------     ------------
Total liabilities                                                         13,349,713       13,267,778

Capital and surplus:
   Common stock, $125 par value, 20,000 shares authorized,
     16,466 issued and outstanding                                             2,058            2,058
   Preferred stock, $10 par value, 44,175 shares authorized,
     issued and outstanding                                                      442              442
   Paid-in surplus                                                           600,100          420,100
   Special surplus                                                             2,226            2,282
   Unassigned surplus                                                          8,614           52,605
                                                                        ------------     ------------
Total capital and surplus                                                    613,440          477,487
                                                                        ------------     ------------
Total liabilities and capital and surplus                               $ 13,963,153     $ 13,745,265
                                                                        ============     ============

                        AUSA Life Insurance Company, Inc.

                 Notes to Financial Statements - Statutory Basis
                (Dollars in Thousands, Except per Share Amounts)


15. PENDING MERGER (CONTINUED)


                                                                             PROFORMA STATEMENTS OF OPERATIONS
                                                                                   YEAR ENDED DECEMBER 31
                                                                             2002             2001           2000
                                                                          -----------     -----------     -----------

Revenue:
   Premiums and other considerations, net of reinsurance:
     Life                                                                 $   247,352     $   168,283     $    65,908
     Annuity                                                                1,835,229       1,717,409       1,794,490
     Accident and health                                                       60,639          54,963          30,613
   Net investment income                                                      430,586         421,643         394,922
   Amortization of interest maintenance reserve                                 3,907             461             338
   Commissions and expense allowances on reinsurance ceded                     83,666          31,621           1,968
   Income from fees associated with investment management,
     administration and contract guarantees for separate accounts              53,373          61,015          67,333
   Consideration on reinsurance recaptured                                     77,057              --              --
   Other income                                                                 7,708           2,235           4,833
                                                                          -----------     -----------     -----------
                                                                            2,799,517       2,457,630       2,360,405
Benefits and expenses:
   Benefits paid or provided for:
     Life and accident and health benefits                                    171,650         260,206          43,130
     Surrender benefits                                                     1,652,680       1,538,859       1,752,015
     Other benefits                                                            71,831          69,790          44,396
     Increase (decrease) in aggregate reserves for
       policies and contracts:
         Life                                                                  62,963         (91,996)         23,801
         Annuity                                                              562,625         377,810          24,100
         Accident and health                                                    1,797           5,059            (156)
         Other                                                                     --              --           2,362
      Increase in liability for deposit type funds                                 --              --         128,146
                                                                          -----------     -----------     -----------
                                                                            2,523,546       2,159,728       2,017,794
   Insurance expenses:
     Commissions                                                              137,155         140,103          68,403
     General insurance expenses                                                93,628          69,224          72,700
     Taxes, licenses and fees                                                   7,281           3,071           2,145
     Net transfers to (from) separate accounts                                (86,514)         14,597         122,578
     Consideration to MONY pursuant to acquisition agreement                   71,886              --              --
     Other expenses                                                            54,502           8,260              55
                                                                          -----------     -----------     -----------
                                                                              277,938         235,255         265,881
                                                                          -----------     -----------     -----------
Total benefits and expenses                                                 2,801,484       2,394,983       2,283,675
Gain (loss) from operations before dividends to
   policyholders, federal income tax expense and net
   realized capital gains (losses) on investments                              (1,967)         62,647          76,730
Dividends to policyholders                                                          3              52              --
                                                                          -----------     -----------     -----------
Gain (loss) from operations before federal income tax                          (1,970)         62,595          76,730
   expense and net realized capital gains (losses) on
   investments
Federal income tax expense                                                     15,329          36,647          18,920
                                                                          -----------     -----------     -----------
Gain (loss) from operations before net realized                               (17,299)         25,948          57,810
   capital gains (losses) on investments
Net realized capital gains (losses) on investments (net of
   related federal income taxes and amounts transferred to
   interest maintenance reserve)                                              (87,540)        (80,455)          2,019
                                                                          -----------     -----------     -----------
Net income (loss)                                                         $  (104,839)    $   (54,507)    $    59,829
                                                                          ===========     ===========     ===========

                            STATUTORY-BASIS FINANCIAL
                               STATEMENT SCHEDULES

                        AUSA Life Insurance Company, Inc.

                       Summary of Investments - Other Than
                         Investments in Related Parties
                             (Dollars in Thousands)

                                December 31, 2002

SCHEDULE I


                                                                                                AMOUNT AT
                                                                                                 WHICH SHOWN
                                                                                               IN THE BALANCE
TYPE OF INVESTMENT                                                COST (1)       FAIR VALUE        SHEET
------------------                                              ------------    ------------   --------------
FIXED MATURITIES
Bonds:
   United States Government and government
     agencies and authorities                                   $    321,234    $    327,812    $    321,234
   States, municipalities and political subdivisions                 173,798         181,943         173,798
   Foreign governments                                                92,648          98,709          92,648
   Public utilities                                                  379,647         382,413         379,647
   All other corporate bonds                                       3,780,678       3,939,409       3,775,687
Redeemable preferred stock                                             4,306           4,434           4,306
                                                                ------------    ------------    ------------
Total fixed maturities                                             4,752,311       4,934,720       4,747,320

EQUITY SECURITIES
Common stocks:
   Banks, trust and insurance                                          1,864           1,872           1,872
   Industrial, miscellaneous and all other                            28,416          30,535          30,535
                                                                ------------    ------------    ------------
Total equity securities                                               30,280          32,407          32,407

Mortgage loans on real estate                                        448,966                         448,966
Real estate                                                              239                             239
Policy loans                                                          17,457                          17,457
Other invested assets                                                 24,712                          24,712
Cash and short-term investments                                      325,133                         325,133
                                                                ------------                    ------------
Total investments                                               $  5,599,098                    $  5,596,234
                                                                ============                    ============


(1) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and other than temporary impairments and adjusted for amortization of premiums or accrual of discounts.

                        AUSA Life Insurance Company, Inc.

                       Supplementary Insurance Information
                             (Dollars in Thousands)

SCHEDULE III


                                   FUTURE                                                       BENEFITS,
                                   POLICY                                                        CLAIMS
                                  BENEFITS                POLICY AND                  NET      LOSSES AND    OTHER
                                    AND       UNEARNED     CONTRACT    PREMIUM     INVESTMENT  SETTLEMENT   OPERATING    PREMIUMS
                                  EXPENSES    PREMIUMS   LIABILITIES   REVENUE       INCOME*    EXPENSES    EXPENSES      WRITTEN
                                 ----------  ----------- -----------  ----------   ----------  ----------  ----------   ----------

YEAR ENDED DECEMBER 31, 2002

Individual life                  $  428,045  $        --  $   25,062  $  213,127   $   32,112  $  179,034  $  126,390
Individual health                     7,693        3,170       4,660      15,457        1,204       9,297       5,748   $   15,203
Group life and health                 9,585          691      (3,361)     33,626          779      30,331      20,050       19,657
Annuity                           4,342,514           --          --   1,548,447      305,537   1,879,266     125,495
                                 ----------  -----------  ----------  ----------   ----------  ----------  ----------
                                 $4,787,837  $     3,861  $   26,361  $1,810,657   $  339,632  $2,097,928  $  277,683
                                 ==========  ===========  ==========  ==========   ==========  ==========  ==========

YEAR ENDED DECEMBER 31, 2001
Individual life                  $  372,398  $        --  $   66,191  $  140,874   $   31,879  $  114,650  $   75,841
Individual health                    10,109        3,445       4,930      16,925        1,130      12,769       4,723   $   16,624
Group life and health                 6,566        1,346       7,192      28,620          575      22,970      13,959       18,303
Annuity                           4,039,430           --          --   1,473,146      315,119   1,678,431      97,976
                                 ----------  -----------  ----------  ----------   ----------  ----------  ----------
                                 $4,428,503  $     4,791  $   78,313  $1,659,565   $  348,703  $1,828,820  $  192,499
                                 ==========  ===========  ==========  ==========   ==========  ==========  ==========

YEAR ENDED DECEMBER 31, 2000
Individual life                  $  157,018  $        -- $     2,760  $   40,543   $   18,632  $   36,973  $   12,546       16,675
Individual health                    10,295        3,540       4,179      17,032        1,378      10,534       5,268       17,827
Group life and health                 5,090          928       4,405      16,818          796      12,352       4,241
Annuity                             686,560           --           5   1,529,200      309,912   1,672,770     156,838
                                 ----------  -----------  ----------  ----------   ----------  ----------  ----------
                                 $  858,963  $     4,468  $   11,349  $1,603,593   $  330,718  $1,732,629  $  178,893
                                 ==========  ===========  ==========  ==========   ==========  ==========  ==========



* Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

                        AUSA Life Insurance Company, Inc.

                                   Reinsurance
                             (Dollars in Thousands)

SCHEDULE IV


                                                                                                  PERCENTAGE
                                                  CEDED TO        ASSUMED                         OF AMOUNT
                                   GROSS           OTHER         FROM OTHER         NET             ASSUMED
                                  AMOUNT         COMPANIES       COMPANIES         AMOUNT           TO NET
                                ------------    ------------    ------------    ------------     ------------

YEAR ENDED DECEMBER 31, 2002
Life insurance in force         $  2,630,487    $120,420,429    $204,017,050    $ 86,227,108              237%
                                ============    ============    ============    ============     ============

Premiums:
   Individual life              $     28,396    $    271,400    $    456,131    $    213,127              214%
   Individual health                  15,203             162             416          15,457                3
   Group life and health              19,657          89,973         103,942          33,626              309
   Annuity                         1,546,165              --           2,282       1,548,447               --
                                ------------    ------------    ------------    ------------     ------------
                                $  1,609,421    $    361,535    $    562,771    $  1,810,657               31%
                                ============    ============    ============    ============     ============

YEAR ENDED DECEMBER 31, 2001
Life insurance in force         $  2,646,826    $130,478,557    $196,232,341    $ 68,400,610              287%
                                ============    ============    ============    ============     ============

Premiums:
   Individual life              $     37,338    $    298,368    $    401,904    $    140,874              285%
   Individual health                  16,624             196             497          16,925                3
   Group life and health              18,304          53,202          63,518          28,620              222
   Annuity                         1,471,775             474           1,845       1,473,146               --
                                ------------    ------------    ------------    ------------     ------------
                                $  1,544,041    $    352,240    $    467,764    $  1,659,565               28%
                                ============    ============    ============    ============     ============


YEAR ENDED DECEMBER 31, 2000
Life insurance in force         $  2,445,468    $     68,370    $    314,257    $  2,691,355               12%
                                ============    ============    ============    ============     ============


Premiums:
   Individual life              $     38,889    $        613    $      2,267    $     40,543                6%
   Individual health                  16,675             209             566          17,032                3
   Group life and health              17,827           1,039              30          16,818               --
   Annuity                         1,528,086             527           1,641       1,529,200               --
                                ------------    ------------    ------------    ------------     ------------
                                $  1,601,477    $      2,388    $      4,504    $  1,603,593               --%
                                ============    ============    ============    ============     ============

                           PART C - OTHER INFORMATION

Item 27.          Exhibits


                  (a) Resolution of the Board of Directors of Transamerica
                      establishing the separate account (1)


                  (b) Not Applicable

                  (c) Distribution of Policies

                      (i)     Master Service and Distribution Compliance
                              Agreement (2)

                      (ii) Amendment to Master Service and Distribution Compliance Agreement (3)

                      (iii) Form of Broker/Dealer Supervisory and Service Agreement (3)

                      (iv)     Principal Underwriting Agreement (3)

                      (v)      First Amendment to Principal Underwriting
                               Agreement (3)

                  (d) (i)     Specimen Flexible Premium Variable Life Insurance
                              Policy

                      (ii)    Children's Insurance Rider (6)

                      (iii)   Disability Waiver Rider (6)

                      (iv)    Accidental Death Benefit Rider (6)

                      (v)     Primary Insured Rider (5)

                      (vi)    Other Insured Rider (5)

                      (vii)   Terminal Illness Accelerated Death Benefit Rider
                              (6)

                      (viii)  Endorsement - Asset Rebalancing (6)

                      (ix)    Endorsement - Dollar Cost Averaging (6)

                  (e) Application for Flexible Premium Variable Life Insurance
                      Policy (5)

                  (f) (i)     Certificate of Incorporation of AUSA Life (1)

                      (ii)    Amended and Restated By-Laws of AUSA Life (1)

                  (g) Reinsurance Contracts


                      (i) Reinsurance Treaty dated May 1, 1999 Among AUSA Life, Phoenix Home Life Mutual Insurance Company, Swiss Re Life & Health America, Inc., The Lincoln National Life Insurance Company and Transamerica Occidental Life Insurance Company and Amendments Thereto (11)


                  (h) (i) Participation Agreement Among AUSA Life Insurance Company, Inc., Western Reserve Life Assurance Co. of Ohio and WRL Series Fund, Inc. (7)

                      (ii) Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation and AUSA Life dated August 31, 2000 (4)

                      (iii) Participation Agreement Among Variable Insurance Products Fund II, Fidelity Distributors Corporation and AUSA Life dated August 31, 2000
                              (4)

                      (iv) Participation Agreement Among Variable Insurance Products Fund III, Fidelity Distributors Corporation and AUSA Life dated August 31, 2000
                              (4)

                      (v) Second Amendment to Participation Agreement Among Variable Insurance Products Funds, Fidelity Distributors Corporation and AUSA Life dated May 1, 2001 (5)

                      (vi) Second Amendment to Participation Agreement Among Variable Insurance Products Fund II, Fidelity Distributors Corporation and AUSA Life dated May 1, 2001 (5)

                      (vii) Second Amendment to Participation Agreement Among Variable Insurance Products Fund III, Fidelity Distributors Corporation and AUSA Life dated May 1, 2001 (5)

                      (viii) Third Amendment to Participation Agreement Among Variable Insurance Products Fund II, Fidelity Distributors Corporation and AUSA Life dated July 2, 2001 (8)


                      (ix) Participation Agreement Between Access Variable Insurance Trust and Transamerica dated May 1, 2003


                  (i) Not Applicable

                  (j) Not Applicable

                  (k) Opinion and Consent of Robert F. Colby, Esq. as to
                      Legality of Securities Being Registered

                  (l) Opinion and Consent of Lorne Schinbein as to Actuarial
                      Matters Pertaining to the Securities Being Registered

                  (m) Not Applicable

                  (n) Other Opinions:

                      (i)     Written Consent of Sutherland Asbill & Brennan LLP

                      (ii)    Written Consent of Ernst & Young LLP

                  (o) Not Applicable

                  (p) Not Applicable

                  (q) Memorandum describing issuance, transfer and redemption procedures (5)

                  (r) Powers of Attorney (9)(10)

----------------------

(1) This exhibit was previously filed on Pre-Effective Amendment No. 2 to Form S-6 Registration Statement dated October 20, 1997 (File No. 33-86696) and is incorporated herein by reference.

(2) This exhibit was previously filed on Post-Effective Amendment No. 11 to Form N-4 Registration Statement dated April 20, 1998 (File No. 33-49556) and is incorporated herein by reference.

(3) This exhibit was previously filed on Post-Effective Amendment No. 4 to Form S-6 Registration Statement dated April 21, 1999 (File No. 333-23359) and is incorporated herein by reference.

(4) This exhibit was previously filed on Post-Effective Amendment No. 3 to Form S-6 Registration Statement dated April 18, 2001 (File No. 333-38343) and is incorporated herein by reference.

(5) This exhibit was previously filed on the Initial Registration Statement to Form S-6 dated May 25, 2001 (File No. 333-61654) and is incorporated herein by reference.

(6) This exhibit was previously filed on Initial Registration Statement to Form S-6 Registration Statement dated October 21, 1997 (File No. 333-38343) and is incorporated herein by reference.

(7) This exhibit was previously filed on Pre-Effective Amendment No. 3 to Form S-6 Registration Statement dated June 23, 1998 (File No. 33-86696) and is incorporated herein by reference.

(8) This exhibit was previously filed on Pre-Effective Amendment No. 1 to Form S-6 Registration Statement dated July 13, 2001 (File No. 333-61654) and is incorporated herein by reference.

(9) This exhibit was previously filed on Initial Registration Statement to Form N-4 Registration Statement dated June 18, 2001 (File No. 333-63218) and is incorporated herein by reference.

(10) This exhibit was previously filed on Post-Effective Amendment No. 1 to Form S-6 Registration Statement dated April 17, 2002 (File No. 333-61654) and is incorporated herein by reference.


(11) This exhibit was previously filed on Post-Effective Amendment No. 2 to Form N-6 Registration Statement dated February 20, 2003 (File No. 333-61654) and is incorporated herein by reference.


Item 28.          Directors and Officers of the Depositor



      Name                           Principal Business Address           Position and Offices with Depositor
      ----                           --------------------------           -----------------------------------

Tom Schlossberg                                   (1)                   Chairman of the Board and President
William Brown, Jr.                                (3)                   Director
Mark W. Mullin                                    (1)                   Director
William L. Busler                                 (2)                   Director and Senior Vice President
Steven E. Frushtick                               (4)                   Director
Marc Abrahms                                      (5)                   Director
Peter P. Post                                     (6)                   Director
Cor H. Verhagen                                   (7)                   Director
E. Kirby Warren                                   (8)                   Director
Colette F. Vargas                                 (1)                   Director and Chief Actuary
James T. Byrne, Jr.                               (9)                   Director
Robert F. Colby                                   (1)                   Director, Vice President, Assistant
                                                                        Secretary and Counsel
Robert S. Rubinstein                              (1)                   Director, Vice President and Assistant
                                                                        Secretary
Brenda Clancy                                     (2)                   Treasurer

--------------------------------

(1)      4 Manhattanville Road, Purchase, New York  10577

(2)      4333 Edgewood Road, N.E., Cedar Rapids, Iowa  52499-0001

(3)      14 Windward Avenue, White Plains, New York  10605

(4)      500 Fifth Avenue, New York, New York  10110

(5)      375 Willard Avenue, Newington, Connecticut  06111

(6)      415 Madison Avenue, New York, New York  10017

(7)      51 JFK Parkway, Shorthills, New Jersey  07078

(8)      P.O. Box 146, Laurel Road, Tuxedo Park, New York  10987

(9)      400 West Market Street, Louisville, Kentucky  40202


Item 29. Persons Controlled by or Under Common Control with the Depositor or Registrant


                                         Jurisdiction of       Percent of Voting
Name                                     Incorporation         Securities Owned                  Business
----                                     -------------         ----------------                  --------

AEGON N.V.                               Netherlands           32.47% of Vereniging              Holding Company
                                                               AEGON Netherlands
                                                               Membership Association

AEGON Nederland N.V.                     Netherlands           100% AEGON N.V.                   Holding Company

AEGON Nevak Holding B.V.                 Netherlands           100% AEGON N.V.                   Holding Company

AEGON Derivatives B.V.                   Netherlands           100% AEGON N.V.                   Holding Company

AEGON International N.V.                 Netherlands           100% AEGON N.V.                   Holding Company


The AEGON Trust Voting Trust             Delaware                                                Voting Trust
Trustees:
Donald J. Shepard
Joseph B.M. Streppel
Dennis Hersch

AEGON U.S. Holding Corporation           Delaware              225 shares of Series A            Holding company
                                                               Preferred Stock owned by
                                                               Scottish Equitable Finance
                                                               Limited

AEGON DMS Holding B.V.                   Netherlands           100% AEGON International N.V.     Holding company

JCPenney Financial & Marketing           Korea                 100% AEGON DMS Holding B.V.       Marketing
Services Group LTD

JCPenney Direct Marketing Services       Japan                 100% AEGON DMS Holding B.V.       Marketing
Japan K.K.

Canadian Premier Holdings Ltd            Canada                100% AEGON DMS Holding B.V.       Holding company

Canadian Premier Life Insurance Company  Canada                100% Canadian Premier Holdings    Holding company
                                                               Ltd


                                         Jurisdiction of       Percent of Voting
Name                                     Incorporation         Securities Owned                  Business
----                                     -------------         ----------------                  --------

Legacy General Insurance Company         Canada                100% Canadian Premier Holdings    Insurance
                                                               Ltd.

Cornerstone International Holdings Ltd   United Kingdom        100% AEGON DMS Holding B.V.       Holding company

Cornerstone International Marketing Ltd  United Kingdom        100% Cornerstone International    Marketing company
                                                               Holding, Ltd.

Stonebridge International Insurance Ltd  United Kingdom        100% Cornerstone International    Insurance company
                                                               Holdings, Ltd.

JCPenney Direct Asia Pacific Pty Ltd     Australia             100% AEGON DMS Holding B.V.       Holding company

JCPenney Direct Service Asia Pacific     Australia             100% JCPenney Direct Asia         Operations company
Pty Ltd                                                        Pacific Pty Ltd

JCPenney Insurance Marketing Asia        Australia             100% JCPenney Direct Asia         Marketing company
Pacific Pty Ltd                                                Pacific Pty Ltd

Short Hills Management Company           New Jersey            100% AEGON U.S. Holding           Insurance Agent
                                                               Corporation

COPRA Reinsurance Company                New York              100% AEGON U.S.                   Reinsurance
                                                               Holding Corporation

AEGON Management Company                 Indiana               100% AEGON U.S.                   Insurance holding company
                                                               Holding Corporation

AEGON U.S. Corporation                   Iowa                  100% AEGON U.S. Holding           Holding company
                                                               Corporation owns 10,000 shares
                                                               (75.54%); AEGON USA, Inc. owns
                                                               3,238 shares (24.46%)

Transamerica Corporation and             Delaware              100% AEGON NV                     Major interest in
subsidiaries ("TAC")                                                                             insurance and finance

AEGON USA, Inc.                          Iowa                  AEGON U.S. Holding Corporation;   Holding company
                                                               AEGON U.S. Corporation

RCC North America, LLC                   Delaware              100% AEGON USA, Inc.              Real estate

Transamerica Holding Company, LLC        Delaware              100% AEGON USA, Inc.              Holding Company

AEGON Funding Corp.                      Delaware              100% Transamerica Holding         Issue debt securities-net
                                                               Corporation LLC                   proceeds used to make
                                                                                                 loans to affiliates

First AUSA Life Insurance Company        Maryland              100% Transamerica Holding         Insurance holding company
                                                               Company LLC


                                         Jurisdiction of       Percent of Voting
Name                                     Incorporation         Securities Owned                  Business
----                                     -------------         ----------------                  --------


Transamerica Financial Life Insurance    New York              100% First AUSA Life Insurance    Insurance
Company                                                        Company

Life Investors Insurance Company of      Iowa                  100% First AUSA Life Ins.         Insurance
America                                                        Company

Apple Partners of Iowa LLC               Iowa                  58.13% Monumental Life            Apple production, packing,
                                                               Insurance Company:  41.87         storage and sales
                                                               Peoples Benefit Life Insurance
                                                               Company

Life Investors Alliance, LLC             Delaware              100% LIICA                        Purchase, own, and hold
                                                                                                 the equity interest of
                                                                                                 other entities

Transamerica Life Insurance Company      Iowa                  100% Transamerica Holding         Insurance
                                                               Company LLC

AEGON Financial Services Group, Inc.     Minnesota             100% Transamerica Life            Marketing
                                                               Insurance Co.

AEGON Assignment Corporation of          Kentucky              100% AEGON Financial Services     Administrator of
Kentucky                                                       Group, Inc.                       structured settlements

AEGON Assignment Corporation             Illinois              100% AEGON Financial Services     Administrator of
                                                               Group, Inc.                       structured settlements

Transamerica Financial Institutions,     Minnesota             100% AEGON Financial Services     Life insurance and
Inc.                                                           Group, Inc.                       underwriting services

Southwest Equity Life Ins. Co.           Arizona               100% of Common Voting Stock       Insurance
                                                               First AUSA Life Ins. Company

Iowa Fidelity Life Insurance Co.         Arizona               100% of Common Voting Stock       Insurance
                                                               First AUSA Life Ins. Company

Western Reserve Life Assurance Co. of    Ohio                  100% First AUSA Life Ins.         Insurance
Ohio                                                           Company

WRL Insurance Agency, Inc.               California            100% Western Reserve Life         Insurance Agency
                                                               Assurance Co. of Ohio

WRL Insurance Agency of Alabama, Inc.    Alabama               100% WRL Insurance Agency, Inc.   Insurance Agency

WRL Insurance Agency of Massachusetts,   Massachusetts         100% WRL Insurance Agency, Inc.   Insurance Agency
Inc.

WRL Insurance Agency of Nevada, Inc.     Nevada                100% WRL Insurance Agency, Inc.   Insurance Agency


                                         Jurisdiction of       Percent of Voting
Name                                     Incorporation         Securities Owned                  Business
----                                     -------------         ----------------                  --------


WRL Insurance Agency of Wyoming          Wyoming               100% WRL Insurance Agency, Inc.   Insurance Agency

AEGON/Transamerica Series Fund, Inc.     Maryland              Various                           Mutual Fund

AEGON/Transamerica Investors Advisors,   Florida               77% Western Reserve Life          Registered investment
Inc.                                                           Assurance Co. of Ohio; 23% AUSA   adviser
                                                               Holding Company

AEGON/Transamerica Investors Services,   Florida               100% AUSA Holding Company         Shareholder services
Inc.

World Financial Group Insurance          California            100% Western Reserve Life         Insurance agency
Agency, Inc.                                                   Assurance Co. of Ohio

World Financial Group Insurance Agency   Alabama               100% World Financial Group        Insurance Agency
of Alabama, Inc.                                               Insurance Agency, Inc.

World Financial Group Insurance Agency   Massachusetts         100% World Financial Group        Insurance Agency
of Massachusetts, Inc.                                         Insurance Agency, Inc.

World Financial Group Insurance Agency   Hawaii                100% World Financial Group        Insurance Agency
of Hawaii, Inc.                                                Insurance Agency, Inc.

World Financial Group Insurance Agency   Nevada                100% World Financial Group        Insurance Agency
of Nevada, Inc.                                                Insurance Agency, Inc.

World Financial Group Insurance Agency   New Mexico            100% World Financial Group        Insurance Agency
of New Mexico, Inc.                                            Insurance Agency, Inc.

World Financial Group Insurance Agency   Wyoming               100% World Financial Group        Insurance Agency
of Wyoming                                                     Insurance Agency, Inc.

AEGON Equity Group, Inc.                 Florida               100% Western Reserve Life         Insurance Agency
                                                               Assurance Co. of Ohio

WFG Property & Casualty Insurance        Georgia               100% World Financial Group        Insurance
Agency, Inc.                                                   Insurance Agency, Inc.

WFG Property & Casualty Insurance        Alabama               100% WFG Property & Casualty      Insurance
Agency of Alabama, Inc.                                        Insurance Agency, Inc.

WFG Property & Casualty Insurance        California            100% WFG Property & Casualty      Insurance
Agency of California, Inc.                                     Insurance Agency, Inc.

WFG Property & Casualty Insurance        Mississippi           100% WFG Property & Casualty      Insurance
Agency of Mississippi, Inc.                                    Insurance Agency, Inc.


                                         Jurisdiction of       Percent of Voting
Name                                     Incorporation         Securities Owned                  Business
----                                     -------------         ----------------                  --------



WFG Property & Casualty Insurance        Nevada                100% WFG Property & Casualty      Insurance
Agency of Nevada, Inc.                                         Insurance Agency, Inc.

WFG Property & Casualty Insurance        Wyoming               100% WFG Property & Casualty      Insurance
Agency of Wyoming, Inc.                                        Insurance Agency, Inc.

Monumental General Casualty Co.          Maryland              100% First AUSA Life Ins.         Insurance
                                                               Company

United Financial Services, Inc.          Maryland              100% First AUSA Life Ins.         General agency
                                                               Company

Bankers Financial Life Ins. Co.          Arizona               100% First AUSA Life Ins.         Insurance
                                                               Company

The Whitestone Corporation               Maryland              100% First AUSA Life Ins.         Insurance agency
                                                               Company

Cadet Holding Corp.                      Iowa                  100% First AUSA Life Insurance    Holding company
                                                               Company

Monumental General Life Insurance        Puerto Rico           51% First AUSA Life Insurance     Insurance
Company of Puerto Rico                                         Company
                                                               49% Baldrich & Associates of
                                                               Puerto Rico

AUSA Holding Company                     Maryland              100% Transamerica Holding         Holding company
                                                               Company, L.L.C.

AEGON USA Investment Management, Inc.    Iowa                  100% AUSA Holding Company         Investment Adviser

AEGON USA Securities, Inc.               Iowa                  100% Transamerica Holding         Broker-Dealer
                                                               Company, L.L.C.

Monumental General Insurance Group,      Maryland              100% AUSA Holding Company.        Holding company
Inc.

Trip Mate Insurance Agency, Inc.         Kansas                100% Monumental General           Sale/admin. of travel
                                                               Insurance Group, Inc.             insurance

Monumental General Administrators, Inc.  Maryland              100% Monumental General           Provides management srvcs.
                                                               Insurance Group, Inc.             to unaffiliated third
                                                                                                 party administrator

National Association Management and      Maryland              100% Monumental General           Provides actuarial
Consultant Services, Inc.                                      Administrators, Inc.              consulting services

Monumental General Mass Marketing, Inc.  Maryland              100% Monumental General           Marketing arm for sale of
                                                               Insurance Group, Inc.             mass marketed insurance
                                                                                                 coverages


                                         Jurisdiction of       Percent of Voting
Name                                     Incorporation         Securities Owned                  Business
----                                     -------------         ----------------                  --------


Transamerica Capital, Inc.               California            100% AUSA Holding Co.             Broker/Dealer

Universal Benefits Corporation           Iowa                  100% AUSA Holding Co.             Third party administrator

Investors Warranty of America, Inc.      Iowa                  100% AUSA Holding Co.             Provider of automobile
                                                                                                 extended maintenance
                                                                                                 contracts

Massachusetts Fidelity Trust Co.         Iowa                  100% AUSA Holding Co.             Trust company

Money Services, Inc.                     Delaware              100% AUSA Holding Co.             Provides financial
                                                                                                 counseling for employees
                                                                                                 and agents of affiliated
                                                                                                 companies

ADB Corporation, L.L.C.                  Delaware              100% Money Services, Inc.         Special purpose limited
                                                                                                 Liability company
                                                                                                 Insurance agency
ORBA Insurance Services, Inc.            California            40.15% Money Services, Inc.

Great Companies L.L.C.                   Iowa                  30% Money Services, Inc.          Markets & sells mutual
                                                                                                 funds & individually
                                                                                                 managed accounts

AEGON USA Travel and Conference          Iowa                  100% Money Services, Inc.         Travel and Conference
Services, LLC                                                                                    Services

Roundit, Inc.                            Maryland              50% AUSA Holding Co.              Financial services

Zahorik Company, Inc.                    California            100% AUSA Holding Co.             Broker-Dealer

ZCI, Inc.                                Alabama               100% Zahorik Company, Inc.        Insurance agency

Zahorik Texas, Inc.                      Texas                 100% Zahorik Company, Inc.        Insurance agency

Long, Miller & Associates, L.L.C.        California            33-1/3% AUSA Holding Co.          Insurance agency

AEGON Asset Management Services, Inc.    Delaware              100% AUSA Holding Co.             Registered investment
                                                                                                 advisor

World Group Securities, Inc.             Delaware              100% AEGON Asset Management       Broker-Dealer
                                                               Services, Inc.

World Financial Group, Inc.              Delaware              100% AEGON Asset Management       Marketing
                                                               Services, Inc.

InterSecurities, Inc.                    Delaware              100% AUSA Holding Co.             Broker-Dealer

IDEX Mutual Funds                        Massachusetts         100% AEGON/Transamerica Fund      Mutual fund
                                                               Advisers, Inc.

Diversified Investment Advisors, Inc.    Delaware              100% AUSA Holding Co.             Registered investment
                                                                                                 advisor


                                         Jurisdiction of       Percent of Voting
Name                                     Incorporation         Securities Owned                  Business
----                                     -------------         ----------------                  --------


Diversified Investors Securities Corp.   Delaware              100% Diversified Investment       Broker-Dealer
                                                               Advisors, Inc.

George Beram & Company, Inc.             Massachusetts         100% Diversified Investment       Employee benefit and
                                                               Advisors, Inc.                    actuarial consulting

Creditor Resources, Inc.                 Michigan              100% AUSA Holding Co.             Credit insurance

CRC Creditor Resources Canadian Dealer   Canada                100% Creditor Resources, Inc.     Insurance agency
Network Inc.

Premier Solutions Group, Inc.            Maryland              100% Creditor Resources, Inc.     Insurance agency

AEGON USA Investment Management, LLC.    Iowa                  100% Transamerica Holding         Investment advisor
                                                               Corporation LLC

AEGON USA Realty Advisors, Inc.          Iowa                  100% AUSA Holding Co.             Provides real estate
                                                                                                 administrative and real
                                                                                                 estate investment services

AEGON USA Real Estate Services, Inc.     Delaware              100% AEGON USA Realty Advisors,   Real estate and mortgage
                                                               Inc.                              holding company

QSC Holding, Inc.                        Delaware              100% AEGON USA Realty Advisors,   Real estate and financial
                                                               Inc.                              software production and
                                                                                                 sales

Realty Information Systems, Inc.         Iowa                  100% AEGON USA Realty Advisors,   Information Systems for
                                                               Inc                               real estate investment
                                                                                                 management

Commonwealth General Corporation and     Delaware              100% AEGON U.S. Corporation       Holding company
subsidiaries

Veterans Life Insurance Co.              Illinois              100% Transamerica Holding         Insurance company
                                                               Company LLC

Peoples Benefit Services, Inc.           Pennsylvania          100% Veterans Life Ins. Co.       Special-purpose subsidiary


Item 30.      Indemnification

         Provisions exist under the New York Law, the Articles of Incorporation of Transamerica and the Amended and Restated By-Laws of Transamerica whereby Transamerica may indemnify certain persons against certain payments incurred by such persons. The following excerpts contain the substance of these provisions.

                        NEW YORK BUSINESS CORPORATION LAW

SECTION 722.      AUTHORIZATION FOR INDEMNIFICATION OF DIRECTORS AND OFFICERS

(a) A corporation may indemnify any person made, or threatened to be made, a party to an action or proceeding (other than one by or in the right of the corporation to procure a judgment in its favor), whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, domestic or foreign, or any partnership, joint venture, trust, employee benefit plan or other enterprise, which any director or officer of the corporation served in any capacity at the request of the corporation, by reason of the fact that he, his testator or intestate, was a director or officer of the corporation, or served such other corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity, against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such director or officer acted, in good faith, for a purpose which he reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the corporation and, in criminal actions or proceedings, in addition, had no reasonable cause to believe that his conduct was unlawful.

(b) The termination of any such civil or criminal action or proceeding by judgment, settlement, conviction or upon a plea of nolo contendere, or its equivalent, shall not in itself create a presumption that any such director or officer did not act, in good faith, for a purpose which he reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the corporation or that he had reasonable cause to believe that his conduct was unlawful.

(c) A corporation may indemnify any person made, or threatened to be made, a party to an action by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he, this testator or intestate, is or was a director or officer of the corporation, or is or was serving at the request of the corporation as a director or officer of any other corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred by him in connection with the defense or settlement of such action, or in connection with an appeal therein, if such director or officer acted in good faith, for a purpose which he reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the corporation, except that no indemnification under this paragraph shall be made in respect of (1) a threatened action, or a pending action which is settled or otherwise disposed of, or (2) any claim, issue or matter as to which such person shall have been adjudged to be liable to the corporation, unless and only to the extent that the court in which the action was brought, or, if no action was brought, any court of competent jurisdiction, determines upon application that, in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnify for such portion of the settlement amount and expenses as the court deems proper.

(d) For the purpose of this section, a corporation shall be deemed to have requested a person to serve an employee benefit plan where the performance by such person of his duties to the corporation also imposes duties on, or otherwise involves services by, such person to the plan or participants or beneficiaries of the plan; excise taxes assessed on a person with respect to an employee benefit plan pursuant to applicable law shall be considered fines; and action taken or omitted by a person with respect to an employee benefit plan in the performance of such person's duties for a purpose reasonably believed by such person to be in the interest of the participants and beneficiaries of the plan shall be deemed to be for a purpose which is not opposed to the best interests of the corporation.

                           Amended and Restated Bylaws

                                   ARTICLE II

                          DIRECTORS AND THEIR MEETINGS

         SEC. 7. Any person made a party to any action, suit, or proceeding by reason of the fact that he, his testator or intestate, is or was a director, officer, or employee of the Company or of any Company which he served as such at the request of the Company, shall be indemnified by the Company against the reasonable expenses, including attorney's fees, actually and necessarily incurred by him in connection with the defense of such action, suit or proceeding, or in connection with appeal therein, except in relation to matters as to which it shall be adjudged in such action, suit or proceeding that such officer, Director, or employee is liable for negligence or misconduct in the performance of his duties. The Company may also reimburse to any Director, officer, or employee the reasonable costs of settlement of any such action, suit, or proceeding, if it shall be found by a majority of a committee composed of the Directors not involved in the matter of controversy (whether or not a quorum) that it was in the interest of the Company that such settlement be made and that such Director, officer or employee was not guilty of negligence or misconduct. The amount to be paid, in each instance, pursuant to action of the Board of Directors, and the stockholders shall be given notice thereof in accordance with applicable provisions of law. Such right of indemnification shall not be deemed exclusive of any other rights to which such Director, officer, or employee may be entitled.

                              RULE 484 UNDERTAKING

         Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.          Principal Underwriter


                  (a) AFSG Securities Corporation ("AFSG") is the principal underwriter for the Policies. AFSG currently serves as principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA B, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VA L, Separate Account VL A, Legacy Builder Variable Life Separate Account, Separate Account VA K, and Separate Account VA P of Transamerica Life Insurance Company; the Separate Account VA BNY, Separate Account C, TFLIC Series Life Account, TFLIC Series Annuity Account and TFLIC Series Annuity Account B of Transamerica Life Insurance Company; the Separate Account I, Separate Account II and Separate Account V of Peoples Benefit Life Insurance Company; the WRL Series Life Account, WRL Series Annuity Account, WRL Series Annuity Account B and WRL Series Life Corporate Account of Western Reserve Life Assurance Co. of Ohio; Separate Account VA-2L, Transamerica Occidental Life Separate Account VUL-3, Separate Account VA G, Separate Account VA H, Transamerica Occidental Life Separate Account VUL-4, Transamerica Occidental Life Separate Account VUL-5, and Transamerica Occidental Life Separate Account VUL-6 of Transamerica Occidental Life Insurance Company; and Separate Account VA-8 of Transamerica Life Insurance and Annuity Company.


                  (b)    Directors and Officers of AFSG


                                      PRINCIPAL BUSINESS
    NAME                              ADDRESS                POSITION AND OFFICES WITH UNDERWRITER
    ----                              ------------------     -------------------------------------

    Larry N. Norman                   (1)                    Director and President

    Anne M. Spaes                     (1)                    Director and Vice President

    Lisa A. Wachendorf                (1)                    Director, Vice President and Chief Compliance
                                                             Officer

    John K. Carter                    (2)                    Vice President

    William G. Cummings               (2)                    Vice President

    Thomas R. Moriarty                (2)                    Vice President

    Christopher G. Roetzer            (2)                    Vice President

    Michael V. Williams               (2)                    Vice President




    Frank A. Camp                     (1)                    Secretary

    Priscilla I. Hechler              (2)                    Assistant Vice President and Assistant Secretary

    Thomas E. Pierpan                 (2)                    Assistant Vice President and Assistant Secretary

    Darin D. Smith                    (1)                    Vice President and Assistant Secretary

    Teresa L. Stolba                  (1)                    Assistant Compliance Officer

    Emily Bates                       (3)                    Assistant Treasurer

    Clifton W. Flenniken              (4)                    Assistant Treasurer


-------------

(1)      4333 Edgewood Road, N.E., Cedar Rapids, IA  52499-0001

(2)      570 Carillon Parkway, St. Petersburg, FL  33716-1202

(3)      400 West Market Street, Louisville, Kentucky 40202

(4)      1111 North Charles Street, Baltimore, Maryland 21201

               (c)    Compensation to Principal Underwriter


                                     NET UNDERWRITING
 NAME OF PRINCIPAL                    DISCOUNTS AND        COMPENSATION ON          BROKERAGE
   UNDERWRITER                         COMMISSIONS           REDEMPTION             COMMISSIONS         COMMISSIONS
 -----------------                   ----------------      ---------------          -----------         -----------

AFSG Securities Corporation                  0                     0               $ 2,278,929(1)           0

                                             0                     0               $ 3,197,656(2)           0

                                             0                     0               $ 4,763,396(3)           0


(1)      fiscal year 2002

(2)      fiscal year 2001

(3)      fiscal year 2000

Item 32.       Location of Accounts and Records

               All accounts, books, or other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Registrant through Transamerica at, 4 Manhattanville Road, Purchase, New York 10577, 4800 140th Avenue North, Clearwater, Florida 33762, or 12855 Starkey Road, Largo, Florida 33773.

Item 33.       Management Services

               Not Applicable

Item 34.       Undertakings

               Transamerica hereby represents that the fees and charges deducted under the TFLIC Freedom Elite Builder Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica.

               Registrant promises to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable life policies may be accepted.

               Registrant furthermore agrees to include either as part of any application to purchase a Policy offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

               Registrant agrees to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-6 promptly upon written or oral request.

                                   SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant, TFLIC Series Life Account, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 3 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of St. Petersburg, State of Florida, on this 22nd day of April, 2003.


                                        TFLIC SERIES LIFE ACCOUNT
                                                Registrant


                                        By: /s/ Tom A. Schlossberg
                                           -------------------------------------
                                           Tom A. Schlossberg
                                           Chairman of the Board and President*


                                             TRANSAMERICA FINANCIAL LIFE
                                                  INSURANCE COMPANY
                                        ---------------------------------------
                                                     Depositor


                                        By: /s/ Tom A. Schlossberg
                                           -------------------------------------
                                           Tom A. Schlossberg
                                           Chairman of the Board and President*


        Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 3 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



     Signature and Title                                         DATE
     -------------------                                         ----


/s/ Tom A. Schlossberg                                     April 22, 2003
--------------------------------------
Tom A. Schlossberg
Chairman of the Board and President*


/s/ William Brown, Jr.                                     April 22, 2003
--------------------------------------
William Brown, Jr., Director*


/s/ Mark W. Mullin                                         April 22, 2003
--------------------------------------
Mark W. Mullin, Director*


/s/ William L. Busler                                      April 22, 2003
--------------------------------------
William L. Busler, Director and Senior
Vice President*

/s/ Steven E. Frushtick                                    April 22, 2003
--------------------------------------
Steven E. Frushtick, Director*



/s/ Marc Abrahms                                           April 22, 2003
--------------------------------------
Marc Abrahms, Director*


/s/ Peter P. Post                                          April 22, 2003
--------------------------------------
Peter P. Post, Director*


/s/ Cor H. Verhagen                                        April 22, 2003
--------------------------------------
Cor H. Verhagen, Director*


/s/ E. Kirby Warren                                        April 22, 2003
--------------------------------------
E. Kirby Warren, Director*


/s/ Colette F. Vargas                                      April 22, 2003
--------------------------------------
Colette F. Vargas, Director
and Chief Actuary*


/s/ James T. Byrne, Jr.                                    April 22, 2003
--------------------------------------
James T. Byrne, Jr., Director*


/s/ Robert F. Colby                                        April 22, 2003
--------------------------------------
Robert F. Colby, Director, Vice
President, Assistant Secretary and Counsel*


/s/ Robert S. Rubinstein                                   April 22, 2003
---------------------------------------
Robert S. Rubinstein, Director, Vice
President and Assistant Secretary*


/s/ Brenda Clancy                                          April 22, 2003
--------------------------------------
Brenda Clancy, Treasurer*



*    /s/ Priscilla I. Hechler
   --------------------------------------
   Signed by Priscilla I. Hechler
   as Attorney-In-Fact

                                  EXHIBIT INDEX



EXHIBIT               DESCRIPTION
NO.                   OF EXHIBIT
-------               -----------

27(g)(ix)             Participation Agreement Between Access Variable Insurance
                      Trust and Transamerica dated May 1, 2003

27(k)                 Opinion and Consent of Robert F. Colby, Esq. as to
                      Legality of Securities Being Registered

27(l)                 Opinion and Consent of Lorne Schinbein as to Actuarial
                      Matters Pertaining to the Securities Being Registered

27(n)(i)              Opinion of Sutherland Asbill & Brennan LLP

27(n)(ii)             Consent of Ernst & Young LLP